UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2021—July 31, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   July 31, 2021
Vanguard U.S. Government Bond Funds
Vanguard Short-Term Treasury Fund
Vanguard Short-Term Federal Fund
Vanguard Intermediate-Term Treasury Fund
Vanguard Long-Term Treasury Fund

Contents
About Your Fund’s Expenses	1
Short-Term Treasury Fund	3
Short-Term Federal Fund	18
Intermediate-Term Treasury Fund	35
Long-Term Treasury Fund	51
Trustees Approve Advisory Arrangements	66
Liquidity Risk Management	68

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$998.70	$0.99
Admiral™ Shares	1,000.00	999.20	0.50
Short-Term Federal Fund
Investor Shares	$1,000.00	$1,001.20	$0.99
Admiral Shares	1,000.00	1,001.70	0.50
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$999.60	$0.99
Admiral Shares	1,000.00	1,000.10	0.50
Long-Term Treasury Fund
Investor Shares	$1,000.00	$991.80	$0.99
Admiral Shares	1,000.00	992.30	0.49
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Short-Term Federal Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Long-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Short-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Short-Term Federal Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Intermediate-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; and for the Long-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Short-Term Treasury Fund
Fund Allocation
As of July 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	0.1%
Government Mortgage-Backed Securities	0.8
U.S. Government Securities	99.1
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Short-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (97.3%)
U.S. Government Securities (96.5%)
U.S. Treasury Note/Bond	1.500%	9/15/22	100,000	101,578
U.S. Treasury Note/Bond	0.125%	9/30/22	90,000	90,028
U.S. Treasury Note/Bond	1.875%	9/30/22	150,000	153,070
U.S. Treasury Note/Bond	1.375%	10/15/22	102,500	104,070
U.S. Treasury Note/Bond	0.125%	10/31/22	200,000	200,062
U.S. Treasury Note/Bond	1.875%	10/31/22	195,500	199,807
U.S. Treasury Note/Bond	2.000%	10/31/22	175,000	179,102
U.S. Treasury Note/Bond	1.625%	11/15/22	185,500	189,094
U.S. Treasury Note/Bond	2.000%	11/30/22	135,500	138,887
U.S. Treasury Note/Bond	0.125%	12/31/22	125,000	125,000
U.S. Treasury Note/Bond	2.125%	12/31/22	77,300	79,474
U.S. Treasury Note/Bond	1.500%	2/28/23	145,500	148,615
U.S. Treasury Note/Bond	0.500%	3/15/23	50,000	50,289
U.S. Treasury Note/Bond	0.125%	3/31/23	200,000	199,906
U.S. Treasury Note/Bond	0.250%	4/15/23	300,000	300,516
U.S. Treasury Note/Bond	0.125%	4/30/23	275,000	274,828
U.S. Treasury Note/Bond	2.750%	4/30/23	16,500	17,245
U.S. Treasury Note/Bond	1.750%	5/15/23	100,000	102,828
U.S. Treasury Note/Bond	0.125%	5/31/23	200,000	199,844
U.S. Treasury Note/Bond	1.625%	5/31/23	250,000	256,641
U.S. Treasury Note/Bond	0.250%	6/15/23	375,000	375,527
U.S. Treasury Note/Bond	0.125%	6/30/23	250,000	249,805
U.S. Treasury Note/Bond	1.375%	6/30/23	173,500	177,485
U.S. Treasury Note/Bond	2.750%	7/31/23	20,800	21,863
U.S. Treasury Note/Bond	0.125%	9/15/23	100,000	99,828
U.S. Treasury Note/Bond	1.375%	9/30/23	150,000	153,750
U.S. Treasury Note/Bond	0.125%	10/15/23	25,000	24,949
U.S. Treasury Note/Bond	2.875%	10/31/23	20,000	21,184
U.S. Treasury Note/Bond	0.125%	12/15/23	150,000	149,578
U.S. Treasury Note/Bond	2.250%	12/31/23	150,000	157,219
U.S. Treasury Note/Bond	0.125%	1/15/24	93,700	93,407
U.S. Treasury Note/Bond	2.250%	1/31/24	78,500	82,376
U.S. Treasury Note/Bond	2.750%	2/15/24	40,500	43,044
U.S. Treasury Note/Bond	2.125%	2/29/24	84,600	88,632
U.S. Treasury Note/Bond	2.125%	3/31/24	100,000	104,859
U.S. Treasury Note/Bond	0.375%	4/15/24	100,000	100,203
U.S. Treasury Note/Bond	2.000%	4/30/24	210,000	219,712
U.S. Treasury Note/Bond	2.250%	4/30/24	215,000	226,422
4

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Note/Bond	2.000%	5/31/24	185,000	193,730
[1]	U.S. Treasury Note/Bond	1.750%	6/30/24	155,000	161,345
	U.S. Treasury Note/Bond	2.000%	6/30/24	170,000	178,208
	U.S. Treasury Note/Bond	1.750%	7/31/24	90,000	93,783
	U.S. Treasury Note/Bond	2.125%	7/31/24	133,000	140,045
	U.S. Treasury Note/Bond	2.375%	8/15/24	85,000	90,180
	U.S. Treasury Note/Bond	1.250%	8/31/24	110,000	112,956
	U.S. Treasury Note/Bond	1.875%	8/31/24	100,000	104,609
	U.S. Treasury Note/Bond	1.500%	9/30/24	70,000	72,461
	U.S. Treasury Note/Bond	2.250%	10/31/24	12,427	13,169
	U.S. Treasury Note/Bond	1.500%	11/30/24	125,000	129,492
	U.S. Treasury Note/Bond	2.250%	12/31/24	13,145	13,954
	U.S. Treasury Note/Bond	1.375%	1/31/25	90,000	92,883
	U.S. Treasury Note/Bond	2.000%	2/15/25	90,900	95,800
	U.S. Treasury Note/Bond	1.125%	2/28/25	100,000	102,344
	U.S. Treasury Note/Bond	2.125%	5/15/25	15,000	15,909
	U.S. Treasury Note/Bond	0.250%	5/31/25	87,000	86,116
	U.S. Treasury Note/Bond	0.250%	6/30/25	15,000	14,836
	U.S. Treasury Note/Bond	2.750%	6/30/25	87,000	94,477
	U.S. Treasury Note/Bond	2.000%	8/15/25	60,000	63,469
	U.S. Treasury Note/Bond	2.750%	8/31/25	35,000	38,101
	U.S. Treasury Note/Bond	0.250%	9/30/25	16,000	15,788
	U.S. Treasury Note/Bond	0.250%	10/31/25	24,000	23,659
	U.S. Treasury Note/Bond	0.375%	12/31/25	100,000	98,969
	U.S. Treasury Note/Bond	0.375%	1/31/26	80,000	79,100
					7,626,110
Conventional Mortgage-Backed Securities (0.0%)
[2,3]	Freddie Mac Gold Pool	6.000%	10/1/27–4/1/28	31	36
Nonconventional Mortgage-Backed Securities (0.8%)
[2,3]	Fannie Mae REMICS	1.750%	4/25/44	1,892	1,941
[2,3]	Fannie Mae REMICS	2.250%	10/25/43–6/25/44	5,090	5,239
[2,3]	Fannie Mae REMICS	2.500%	5/25/48–12/25/49	2,786	2,882
[2,3]	Fannie Mae REMICS	3.000%	2/25/44–12/25/48	11,042	11,753
[2,3]	Fannie Mae REMICS	4.000%	12/25/46	5,295	5,523
[2,3]	Freddie Mac REMICS	1.750%	4/15/43	2,539	2,586
[2,3]	Freddie Mac REMICS	2.250%	6/15/44–9/25/49	3,412	3,508
[2,3]	Freddie Mac REMICS	2.500%	12/25/49	1,273	1,328
[2,3]	Freddie Mac REMICS	3.500%	12/25/49	3,125	3,343
[2,3]	Freddie Mac Strips	3.000%	6/15/42	2,985	3,166
[2]	Ginnie Mae	2.500%	9/20/49	2,704	2,805
[2]	Ginnie Mae	2.750%	1/20/46–3/20/46	5,155	5,250
[2]	Ginnie Mae	3.000%	8/20/44–12/20/47	14,010	14,355
[2]	Ginnie Mae	4.000%	10/20/47	1,261	1,343
					65,022
Total U.S. Government and Agency Obligations (Cost $7,682,642)					7,691,168
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
[2]	U.S. Small Business Administration Class 1 Series 2002-20L	5.100%	12/1/22	148	152
[2]	U.S. Small Business Administration Class 1 Series 2004-20F	5.520%	6/1/24	344	363
[2]	U.S. Small Business Administration Class 1 Series 2004-20G	5.190%	7/1/24	148	156
[2]	U.S. Small Business Administration Class 1 Series 2007-20G	5.820%	7/1/27	703	777
5

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	U.S. Small Business Administration Class 1 Series 2007-20I	5.560%	9/1/27	3,650	4,025
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,155)					5,473
				Shares
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[4]	Vanguard Market Liquidity Fund (Cost $146,655)	0.064%		1,466,547	146,655
Total Investments (99.3%) (Cost $7,834,452)					7,843,296
Other Assets and Liabilities—Net (0.7%)					56,361
Net Assets (100%)					7,899,657
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,346,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	1,390	306,712	258

Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(950)	(127,730)	(2,513)
5-Year U.S. Treasury Note	September 2021	(1,580)	(196,624)	21
Ultra 10-Year U.S. Treasury Note	September 2021	(19)	(2,855)	(68)
				(2,560)
				(2,302)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,687,797)	7,696,641
Affiliated Issuers (Cost $146,655)	146,655
Total Investments in Securities	7,843,296
Investment in Vanguard	270
Cash	150
Receivables for Investment Securities Sold	202,234
Receivables for Accrued Income	24,783
Receivables for Capital Shares Issued	12,024
Other Assets	130
Total Assets	8,082,887
Liabilities
Payables for Investment Securities Purchased	178,078
Payables for Capital Shares Redeemed	4,313
Payables for Distributions	342
Payables to Vanguard	375
Variation Margin Payable—Futures Contracts	122
Total Liabilities	183,230
Net Assets	7,899,657
At July 31, 2021, net assets consisted of:

Paid-in Capital	7,897,171
Total Distributable Earnings (Loss)	2,486
Net Assets	7,899,657

Investor Shares—Net Assets
Applicable to 61,192,208 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	655,626
Net Asset Value Per Share—Investor Shares	$10.71

Admiral Shares—Net Assets
Applicable to 676,115,088 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,244,031
Net Asset Value Per Share—Admiral Shares	$10.71

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Interest[1]	25,271
Total Income	25,271
Expenses
The Vanguard Group—Note B
Investment Advisory Services	461
Management and Administrative—Investor Shares	542
Management and Administrative—Admiral Shares	2,902
Marketing and Distribution—Investor Shares	56
Marketing and Distribution—Admiral Shares	274
Custodian Fees	41
Shareholders’ Reports—Investor Shares	34
Shareholders’ Reports—Admiral Shares	51
Trustees’ Fees and Expenses	3
Total Expenses	4,364
Net Investment Income	20,907
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,588)
Futures Contracts	8,189
Options Purchased	(725)
Options Written	(5,223)
Realized Net Gain (Loss)	653
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(20,156)
Futures Contracts	(4,876)
Options Purchased	31
Options Written	(35)
Change in Unrealized Appreciation (Depreciation)	(25,036)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,476)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $54,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,907	65,386
Realized Net Gain (Loss)	653	258,260
Change in Unrealized Appreciation (Depreciation)	(25,036)	(34,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,476)	289,091
Distributions
Investor Shares	(2,952)	(14,913)
Admiral Shares	(35,920)	(173,458)
Total Distributions	(38,872)	(188,371)
Capital Share Transactions
Investor Shares	(41,401)	36,739
Admiral Shares	(535,025)	(517,391)
Net Increase (Decrease) from Capital Share Transactions	(576,426)	(480,652)
Total Increase (Decrease)	(618,774)	(379,932)
Net Assets
Beginning of Period	8,518,431	8,898,363
End of Period	7,899,657	8,518,431

See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.77	$10.64	$10.48	$10.49	$10.65	$10.73
Investment Operations
Net Investment Income	.023[1]	.070[1]	.245[1]	.227[1]	.127[1]	.094
Net Realized and Unrealized Gain (Loss) on Investments	(.036)	.286	.160	(.009)	(.160)	(.048)
Total from Investment Operations	(.013)	.356	.405	.218	(.033)	.046
Distributions
Dividends from Net Investment Income	(.023)	(.070)	(.245)	(.228)	(.127)	(.094)
Distributions from Realized Capital Gains	(.024)	(.156)	—	—	—	(.032)
Total Distributions	(.047)	(.226)	(.245)	(.228)	(.127)	(.126)
Net Asset Value, End of Period	$10.71	$10.77	$10.64	$10.48	$10.49	$10.65
Total Return[2]	-0.13%	3.35%	3.91%	2.11%	-0.31%	0.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$656	$701	$655	$671	$737	$900
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.64%	2.30%	2.18%	1.20%	0.87%
Portfolio Turnover Rate[3]	135%	357%	340%	282%	280%	249%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 3%, 57%, 5%, 37%, 7%, and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.77	$10.64	$10.48	$10.49	$10.65	$10.73
Investment Operations
Net Investment Income	.028[1]	.079[1]	.254[1]	.238[1]	.138[1]	.105
Net Realized and Unrealized Gain (Loss) on Investments	(.036)	.288	.162	(.010)	(.160)	(.048)
Total from Investment Operations	(.008)	.367	.416	.228	(.022)	.057
Distributions
Dividends from Net Investment Income	(.028)	(.081)	(.256)	(.238)	(.138)	(.105)
Distributions from Realized Capital Gains	(.024)	(.156)	—	—	—	(.032)
Total Distributions	(.052)	(.237)	(.256)	(.238)	(.138)	(.137)
Net Asset Value, End of Period	$10.71	$10.77	$10.64	$10.48	$10.49	$10.65
Total Return[2]	-0.08%	3.46%	4.01%	2.21%	-0.21%	0.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,244	$7,818	$8,243	$7,385	$7,044	$6,805
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.73%	2.40%	2.28%	1.30%	0.97%
Portfolio Turnover Rate[3]	135%	357%	340%	282%	280%	249%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 3%, 57%, 5%, 37%, 7%, and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Treasury Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
12

Short-Term Treasury Fund
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented 8% and 10% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2021, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2021.
4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
13

Short-Term Treasury Fund
5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the
14

Short-Term Treasury Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $270,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Short-Term Treasury Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,691,168	—	7,691,168
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,473	—	5,473
Temporary Cash Investments	146,655	—	—	146,655
Total	146,655	7,696,641	—	7,843,296
Derivative Financial Instruments
Assets
Futures Contracts[1]	279	—	—	279
Liabilities
Futures Contracts[1]	2,581	—	—	2,581
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,836,238
Gross Unrealized Appreciation	11,764
Gross Unrealized Depreciation	(7,008)
Net Unrealized Appreciation (Depreciation)	4,756
E.	During the six months ended July 31, 2021, the fund purchased $10,842,235,000 of investment securities and sold $11,536,029,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	83,893	7,816	502,974	46,442
Issued in Lieu of Cash Distributions	2,752	256	13,876	1,285
Redeemed	(128,046)	(11,932)	(480,111)	(44,212)
Net Increase (Decrease)—Investor Shares	(41,401)	(3,860)	36,739	3,515
16

Short-Term Treasury Fund
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	755,083	70,382	4,620,655	426,251
Issued in Lieu of Cash Distributions	31,564	2,944	152,189	14,096
Redeemed	(1,321,672)	(123,157)	(5,290,235)	(489,007)
Net Increase (Decrease)—Admiral Shares	(535,025)	(49,831)	(517,391)	(48,660)
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
17

Short-Term Federal Fund
Fund Allocation
As of July 31, 2021
Agency Bonds and Notes	29.8%
Asset-Backed/Commercial Mortgage-Backed Securities	2.0
Government Mortgage-Backed Securities	11.3
Sovereign Bonds	0.1
U.S. Government Securities	56.8
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
18

Short-Term Federal Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (57.4%)
	U.S. Treasury Note/Bond	0.125%	9/30/22	1,687,000	1,687,527
	U.S. Treasury Note/Bond	0.125%	3/31/23	550,000	549,742
	U.S. Treasury Note/Bond	0.125%	2/15/24	439,563	438,052
	U.S. Treasury Note/Bond	0.375%	4/15/24	605,000	606,229
	U.S. Treasury Note/Bond	1.375%	1/31/25	165,000	170,285
	U.S. Treasury Note/Bond	0.250%	7/31/25	50,000	49,422
	U.S. Treasury Note/Bond	0.250%	10/31/25	40,000	39,431
	U.S. Treasury Note/Bond	0.375%	11/30/25	522,200	517,223
	U.S. Treasury Note/Bond	0.375%	12/31/25	103,930	102,858
	U.S. Treasury Note/Bond	0.375%	1/31/26	270,000	266,963
	U.S. Treasury Note/Bond	0.750%	3/31/26	90,000	90,422
	U.S. Treasury Note/Bond	0.875%	6/30/26	21,135	21,330
	U.S. Treasury Note/Bond	0.500%	8/31/27	2,320	2,269
	U.S. Treasury Note/Bond	0.375%	9/30/27	14,700	14,254
[1]	U.S. Treasury Note/Bond	0.500%	10/31/27	247,000	241,057
	U.S. Treasury Note/Bond	1.125%	2/29/28	3,810	3,855
	U.S. Treasury Note/Bond	1.250%	4/30/28	29,300	29,840
	U.S. Treasury Note/Bond	1.625%	5/15/31	9,800	10,160
					4,840,919
Agency Bonds and Notes (30.1%)
[2]	Fannie Mae Interest Strip	0.000%	11/15/25	72,402	70,331
[2]	Fannie Mae Interest Strip	0.000%	5/15/26	68,711	66,140
[2,3]	Fannie Mae Interest Strip	0.000%	10/25/40	7,614	7,235
[2]	Fannie Mae Principal Strip	0.000%	1/15/30	63,400	56,274
[2]	Fannie Mae Principal Strip	0.000%	5/15/30	174,215	153,505
[2]	Fannie Mae Principal Strip	0.000%	11/15/30	7,000	6,079
	Federal Farm Credit Banks Funding Corp.	0.125%	11/23/22	37,000	37,008
	Federal Farm Credit Banks Funding Corp.	0.680%	3/9/26	275,000	273,600
	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	100,000	100,016
	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	136,000	140,929
	Federal Home Loan Mortgage Corp.	0.640%	11/24/25	174,650	174,146
	Federal Home Loan Mortgage Corp.	0.700%	12/30/25	194,850	194,479
[2]	Federal National Mortgage Association	0.500%	6/17/25	110,000	109,819
[2]	Federal National Mortgage Association	0.375%	8/25/25	130,000	128,888
[2]	Federal National Mortgage Association	0.650%	12/17/25	138,500	138,102
[2]	Federal National Mortgage Association	0.650%	12/17/25	180,495	179,977
[2]	Freddie Mac Coupon Strips	0.000%	3/15/31	4,455	3,827
[2]	Freddie Mac Strips	0.000%	9/15/29	23,050	20,605
19

Short-Term Federal Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Freddie Mac Strips	0.000%	3/15/31	21,820	18,780
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,493
	Private Export Funding Corp.	3.550%	1/15/24	8,700	9,357
	Private Export Funding Corp.	1.400%	7/15/28	41,000	41,518
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	1,890	1,757
	Resolution Funding Corp. Interest Strip	0.000%	1/15/29	3,169	2,889
	Resolution Funding Corp. Interest Strip	0.000%	7/15/29	33,485	30,241
	Resolution Funding Corp. Interest Strip	0.000%	10/15/29	15,108	13,545
	Resolution Funding Corp. Interest Strip	0.000%	1/15/30	4,155	3,685
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	374,796	332,397
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	227,307	200,528
	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	16,836
					2,536,986
Conventional Mortgage-Backed Securities (8.8%)
[2,3]	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	3,442	3,584
[2,3]	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/31	11,077	11,671
[2,3]	Freddie Mac Gold Pool	3.000%	11/1/29–3/1/31	15,479	16,339
[2,3]	Freddie Mac Gold Pool	3.500%	10/1/25–8/1/29	6,205	6,662
[2,3]	Freddie Mac Gold Pool	4.000%	5/1/24–1/1/29	2,267	2,404
[2,3]	Freddie Mac Gold Pool	4.500%	8/1/22–9/1/26	1,689	1,773
[2,3]	Freddie Mac Gold Pool	5.000%	12/1/21–6/1/25	366	381
[2,3,4]	UMBS Pool	1.500%	9/16/36	226,500	230,464
[2,3,4]	UMBS Pool	2.000%	10/1/27–9/16/36	288,077	298,581
[2,3]	UMBS Pool	2.500%	2/1/28–9/1/31	45,765	48,049
[2,3]	UMBS Pool	3.000%	8/1/27–12/1/35	93,565	98,687
[2,3]	UMBS Pool	3.500%	3/1/22–5/1/30	15,271	16,285
[2,3]	UMBS Pool	4.000%	8/1/21–12/1/28	3,202	3,377
[2,3]	UMBS Pool	4.500%	11/1/22–10/1/25	270	283
[2,3]	UMBS Pool	5.000%	5/1/22–6/1/25	267	275
[2,3]	UMBS Pool	5.500%	11/1/21–1/1/25	17	16
					738,831
Nonconventional Mortgage-Backed Securities (2.7%)
[2,3]	Fannie Mae REMICS	1.750%	4/25/44	5,977	6,133
[2,3]	Fannie Mae REMICS	2.000%	12/25/44	3,112	3,193
[2,3]	Fannie Mae REMICS	2.100%	4/25/43	2,280	2,319
[2,3]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	15,445	15,894
[2,3]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	25,248	26,211
[2,3]	Fannie Mae REMICS	3.000%	2/25/44–9/25/49	29,274	30,886
[2,3]	Fannie Mae REMICS	3.500%	11/25/45–10/25/48	13,084	13,791
[2,3]	Fannie Mae REMICS	4.000%	12/25/46	2,803	2,924
[2,3]	Fannie Mae REMICS	5.250%	9/25/41	3,131	3,505
[2,3]	Freddie Mac REMICS	1.500%	10/15/42	6,135	6,203
[2,3]	Freddie Mac REMICS	1.750%	4/15/43	10,614	10,809
[2,3]	Freddie Mac REMICS	2.250%	6/15/43–9/25/49	10,999	11,292
[2,3]	Freddie Mac REMICS	2.500%	10/25/49–12/25/49	18,723	19,596
[2,3]	Freddie Mac REMICS	2.750%	1/15/46–10/25/49	3,339	3,505
[2,3]	Freddie Mac REMICS	3.000%	10/15/45–12/15/47	5,784	5,983
[2,3]	Freddie Mac REMICS	3.500%	12/25/49	7,000	7,488
[2,3]	Freddie Mac Strips	3.000%	6/15/42	6,015	6,380
[3,5]	Ginnie Mae	2.035%	12/20/42	3,564	3,704
[3]	Ginnie Mae	2.500%	9/20/49	6,253	6,487
[3]	Ginnie Mae	2.750%	1/20/46–3/20/46	11,167	11,370
[3]	Ginnie Mae	3.000%	3/20/41–3/20/48	22,024	22,748
[3]	Ginnie Mae	3.500%	4/20/48–2/20/49	6,921	7,446
20

Short-Term Federal Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ginnie Mae	4.000%	10/20/47	679	723
					228,590
Total U.S. Government and Agency Obligations (Cost $8,331,201)					8,345,326
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K037	0.943%	1/25/24	60,177	1,207
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K043	0.523%	12/25/24	19,958	321
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K053	0.883%	12/25/25	10,133	346
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K054	1.166%	1/25/26	118,139	5,445
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K055	1.358%	3/25/26	3,840	211
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K057	1.175%	7/25/26	136,019	6,814
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K058	0.923%	8/25/26	6,803	283
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series K065	0.670%	4/25/27	35,971	1,259
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series KG02	1.018%	8/25/29	16,000	1,115
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series KG04	0.854%	11/25/30	10,995	753
[2,3,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class X1 Series KG05	0.312%	1/25/31	114,000	3,149
[3]	U.S. Small Business Administration Class 1 Series 2002-20L	5.100%	12/1/22	91	94
[3]	U.S. Small Business Administration Class 1 Series 2004-20F	5.520%	6/1/24	315	334
[3]	U.S. Small Business Administration Class 1 Series 2004-20G	5.190%	7/1/24	91	96
[3]	U.S. Small Business Administration Class 1 Series 2005-20A	4.860%	1/1/25	96	101
[3]	U.S. Small Business Administration Class 1 Series 2005-20B	4.625%	2/1/25	54	57
[3]	U.S. Small Business Administration Class 1 Series 2005-20C	4.950%	3/1/25	39	42
[3]	U.S. Small Business Administration Class 1 Series 2005-20G	4.750%	7/1/25	27	29
[3]	U.S. Small Business Administration Class 1 Series 2007-20G	5.820%	7/1/27	431	476
[3]	U.S. Small Business Administration Class 1 Series 2007-20I	5.560%	9/1/27	2,250	2,481
[3]	U.S. Small Business Administration Class 1 Series 2007-20L	5.290%	12/1/27	29	32
[3]	U.S. Small Business Administration Class 1 Series 2008-20B	5.160%	2/1/28	70	77
[3]	U.S. Small Business Administration Class 1 Series 2008-20C	5.490%	3/1/28	64	71
[3]	U.S. Small Business Administration Class 1 Series 2008-20D	5.370%	4/1/28	153	167
[3]	U.S. Small Business Administration Class 1 Series 2008-20F	5.680%	6/1/28	43	47
[3]	U.S. Small Business Administration Class 1 Series 2008-20H	6.020%	8/1/28	50	56
21

Short-Term Federal Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	U.S. Small Business Administration Class 1 Series 2008-20J	5.630%	10/1/28	63	69
[3]	U.S. Small Business Administration Class 1 Series 2009-20A	5.720%	1/1/29	37	41
[3]	U.S. Small Business Administration Class 1 Series 2010-20H	3.520%	8/1/30	105	114
[3]	U.S. Small Business Administration Class 1 Series 2011-20B	4.220%	2/1/31	200	219
[3]	U.S. Small Business Administration Class 1 Series 2011-20H	3.290%	8/1/31	53	57
[3]	U.S. Small Business Administration Class 1 Series 2012-20I	2.200%	9/1/32	38	39
[3]	U.S. Small Business Administration Class 1 Series 2013-20G	3.150%	7/1/33	54	58
[3]	U.S. Small Business Administration Class 1 Series 2013-20K	3.380%	11/1/33	70	76
[3]	U.S. Small Business Administration Class 1 Series 2018-20B	3.220%	2/1/38	16,744	18,408
[3]	U.S. Small Business Administration Class 1 Series 2018-20D	3.310%	4/1/38	24,563	27,129
[3]	U.S. Small Business Administration Class 1 Series 2018-20E	3.500%	5/1/38	6,776	7,545
[3]	U.S. Small Business Administration Class 1 Series 2018-20F	3.600%	6/1/38	12,285	13,728
[3]	U.S. Small Business Administration Class 1 Series 2018-20J	3.770%	10/1/38	23,431	26,442
[3]	U.S. Small Business Administration Class 1 Series 2018-20K	3.870%	11/1/38	13,550	15,290
[3]	U.S. Small Business Administration Class 1 Series 2018-20L	3.540%	12/1/38	17,621	19,639
[3]	U.S. Small Business Administration Class 1 Series 2018-25F	3.670%	12/1/43	1,978	2,220
[3]	U.S. Small Business Administration Class 1 Series 2019-20A	3.370%	1/1/39	7,377	8,168
[3]	U.S. Small Business Administration Class 1 Series 2019-20C	3.200%	3/1/39	7,819	8,586
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $156,297)					172,891
Sovereign Bonds (0.1%)
[7]	State of Israel (Cost $6,254)	0.000%	11/1/24	6,905	6,707
22

Short-Term Federal Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[8]	Vanguard Market Liquidity Fund (Cost $391,672)	0.064%	3,916,761	391,676
Total Investments (105.8%) (Cost $8,885,424)				8,916,600
Other Assets and Liabilities—Net (-5.8%)				(488,029)
Net Assets (100%)				8,428,571
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $29,280,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Interest-only security.
7	U.S. government-guaranteed.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	1,313	289,722	221

Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(4,684)	(629,778)	(11,447)
5-Year U.S. Treasury Note	September 2021	(8,064)	(1,003,527)	(7,771)
Long U.S. Treasury Bond	September 2021	(86)	(14,166)	(740)
Ultra 10-Year U.S. Treasury Note	September 2021	(5,248)	(788,512)	(30,272)
Ultra Long U.S. Treasury Bond	September 2021	(9)	(1,796)	(127)
				(50,357)
				(50,136)

See accompanying Notes, which are an integral part of the Financial Statements.
23

Short-Term Federal Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,493,752)	8,524,924
Affiliated Issuers (Cost $391,672)	391,676
Total Investments in Securities	8,916,600
Investment in Vanguard	285
Cash	811
Receivables for Investment Securities Sold	627,995
Receivables for Accrued Income	11,261
Receivables for Capital Shares Issued	38,401
Other Assets	111
Total Assets	9,595,464
Liabilities
Payables for Investment Securities Purchased	1,154,740
Payables for Capital Shares Redeemed	7,914
Payables for Distributions	465
Payables to Vanguard	399
Variation Margin Payable—Futures Contracts	3,375
Total Liabilities	1,166,893
Net Assets	8,428,571
At July 31, 2021, net assets consisted of:

Paid-in Capital	8,364,047
Total Distributable Earnings (Loss)	64,524
Net Assets	8,428,571

Investor Shares—Net Assets
Applicable to 66,620,389 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	730,167
Net Asset Value Per Share—Investor Shares	$10.96

Admiral Shares—Net Assets
Applicable to 702,402,084 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,698,404
Net Asset Value Per Share—Admiral Shares	$10.96

See accompanying Notes, which are an integral part of the Financial Statements.
24

Short-Term Federal Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Interest[1]	31,080
Total Income	31,080
Expenses
The Vanguard Group—Note B
Investment Advisory Services	308
Management and Administrative—Investor Shares	617
Management and Administrative—Admiral Shares	3,195
Marketing and Distribution—Investor Shares	47
Marketing and Distribution—Admiral Shares	178
Custodian Fees	50
Shareholders’ Reports—Investor Shares	30
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	2
Total Expenses	4,474
Net Investment Income	26,606
Realized Net Gain (Loss)
Investment Securities Sold[1]	23,128
Futures Contracts	85,912
Options Purchased	(527)
Options Written	379
Realized Net Gain (Loss)	108,892
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(51,482)
Futures Contracts	(68,813)
Change in Unrealized Appreciation (Depreciation)	(120,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,203
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $487,000, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Short-Term Federal Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,606	80,150
Realized Net Gain (Loss)	108,892	102,324
Change in Unrealized Appreciation (Depreciation)	(120,295)	44,479
Net Increase (Decrease) in Net Assets Resulting from Operations	15,203	226,953
Distributions
Investor Shares	(4,975)	(10,838)
Admiral Shares	(54,041)	(98,386)
Total Distributions	(59,016)	(109,224)
Capital Share Transactions
Investor Shares	(33,014)	130,437
Admiral Shares	458,309	2,804,847
Net Increase (Decrease) from Capital Share Transactions	425,295	2,935,284
Total Increase (Decrease)	381,482	3,053,013
Net Assets
Beginning of Period	8,047,089	4,994,076
End of Period	8,428,571	8,047,089

See accompanying Notes, which are an integral part of the Financial Statements.
26

Short-Term Federal Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.02	$10.79	$10.57	$10.55	$10.70	$10.79
Investment Operations
Net Investment Income	.030[1]	.125[1]	.246[1]	.208[1]	.142[1]	.116
Net Realized and Unrealized Gain (Loss) on Investments	(.016)	.274	.221	.021	(.144)	(.063)
Total from Investment Operations	.014	.399	.467	.229	(.002)	.053
Distributions
Dividends from Net Investment Income	(.030)	(.127)	(.247)	(.209)	(.142)	(.116)
Distributions from Realized Capital Gains	(.044)	(.042)	—	—	(.006)	(.027)
Total Distributions	(.074)	(.169)	(.247)	(.209)	(.148)	(.143)
Net Asset Value, End of Period	$10.96	$11.02	$10.79	$10.57	$10.55	$10.70
Total Return[2]	0.12%	3.71%	4.46%	2.20%	-0.02%	0.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$730	$767	$623	$622	$719	$827
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.56%	1.14%	2.30%	1.98%	1.33%	1.07%
Portfolio Turnover Rate[3]	199%	663%	499%	327%	211%	304%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 50%, 180%, 32%, 90%, 30%, and 38%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Short-Term Federal Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.02	$10.79	$10.57	$10.55	$10.70	$10.79
Investment Operations
Net Investment Income	.036[1]	.130[1]	.257[1]	.219[1]	.153[1]	.127
Net Realized and Unrealized Gain (Loss) on Investments	(.017)	.280	.220	.020	(.144)	(.063)
Total from Investment Operations	.019	.410	.477	.239	.009	.064
Distributions
Dividends from Net Investment Income	(.035)	(.138)	(.257)	(.219)	(.153)	(.127)
Distributions from Realized Capital Gains	(.044)	(.042)	—	—	(.006)	(.027)
Total Distributions	(.079)	(.180)	(.257)	(.219)	(.159)	(.154)
Net Asset Value, End of Period	$10.96	$11.02	$10.79	$10.57	$10.55	$10.70
Total Return[2]	0.17%	3.81%	4.56%	2.30%	0.08%	0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,698	$7,280	$4,371	$3,963	$4,239	$4,819
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.66%	1.19%	2.40%	2.08%	1.43%	1.17%
Portfolio Turnover Rate[3]	199%	663%	499%	327%	211%	304%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 50%, 180%, 32%, 90%, 30%, and 38%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Short-Term Federal Fund
Notes to Financial Statements
Vanguard Short-Term Federal Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
29

Short-Term Federal Fund
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented 5% and 26% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2021, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2021.
4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
30

Short-Term Federal Fund
At July 31, 2021, counterparties had deposited in segregated accounts cash with a value of $3,098,000 in connection with TBA transactions.
5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
31

Short-Term Federal Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $285,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
32

Short-Term Federal Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	8,345,326	—	8,345,326
Asset-Backed/Commercial Mortgage-Backed Securities	—	172,891	—	172,891
Sovereign Bonds	—	6,707	—	6,707
Temporary Cash Investments	391,676	—	—	391,676
Total	391,676	8,524,924	—	8,916,600
Derivative Financial Instruments
Assets
Futures Contracts[1]	221	—	—	221
Liabilities
Futures Contracts[1]	50,357	—	—	50,357
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,893,650
Gross Unrealized Appreciation	41,433
Gross Unrealized Depreciation	(68,619)
Net Unrealized Appreciation (Depreciation)	(27,186)
E.	During the six months ended July 31, 2021, the fund purchased $16,393,065,000 of investment securities and sold $15,193,048,000 of investment securities, other than temporary cash investments.
33

Short-Term Federal Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	135,382	12,336	541,122	49,278
Issued in Lieu of Cash Distributions	4,404	403	9,577	872
Redeemed	(172,800)	(15,747)	(420,262)	(38,267)
Net Increase (Decrease)—Investor Shares	(33,014)	(3,008)	130,437	11,883
Admiral Shares
Issued	1,998,838	182,199	5,382,618	490,282
Issued in Lieu of Cash Distributions	47,373	4,329	86,834	7,902
Redeemed	(1,587,902)	(144,801)	(2,664,605)	(242,718)
Net Increase (Decrease)—Admiral Shares	458,309	41,727	2,804,847	255,466
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
34

Intermediate-Term Treasury Fund
Fund Allocation
As of July 31, 2021
Agency Bonds and Notes	3.7%
Asset-Backed/Commercial Mortgage-Backed Securities	2.7
Government Mortgage-Backed Securities	0.4
Sovereign Bonds	0.7
U.S. Government Securities	92.5
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
35

Intermediate-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (96.1%)
U.S. Government Securities (92.1%)
U.S. Treasury Note/Bond	2.625%	12/31/23	39,000	41,224
U.S. Treasury Note/Bond	2.125%	2/29/24	31,000	32,477
U.S. Treasury Note/Bond	2.375%	2/29/24	39,500	41,623
U.S. Treasury Note/Bond	2.125%	3/31/24	54,000	56,624
U.S. Treasury Note/Bond	2.250%	4/30/24	46,200	48,654
U.S. Treasury Note/Bond	2.000%	6/30/24	34,500	36,166
U.S. Treasury Note/Bond	1.250%	8/31/24	6,600	6,777
U.S. Treasury Note/Bond	1.875%	8/31/24	70,000	73,227
U.S. Treasury Note/Bond	1.500%	9/30/24	82,600	85,504
U.S. Treasury Note/Bond	2.125%	9/30/24	69,000	72,784
U.S. Treasury Note/Bond	2.250%	10/31/24	47,700	50,547
U.S. Treasury Note/Bond	2.250%	11/15/24	20,200	21,412
U.S. Treasury Note/Bond	1.500%	11/30/24	102,500	106,184
U.S. Treasury Note/Bond	1.750%	12/31/24	30,000	31,345
U.S. Treasury Note/Bond	2.250%	12/31/24	26,400	28,025
U.S. Treasury Note/Bond	2.000%	2/15/25	167,500	176,529
U.S. Treasury Note/Bond	1.125%	2/28/25	209,130	214,031
U.S. Treasury Note/Bond	2.750%	2/28/25	122,400	132,345
U.S. Treasury Note/Bond	2.625%	3/31/25	45,300	48,825
U.S. Treasury Note/Bond	0.375%	4/30/25	75,500	75,146
U.S. Treasury Note/Bond	2.125%	5/15/25	121,600	128,972
U.S. Treasury Note/Bond	0.250%	5/31/25	41,700	41,277
U.S. Treasury Note/Bond	0.250%	6/30/25	73,200	72,399
U.S. Treasury Note/Bond	0.250%	7/31/25	157,300	155,481
U.S. Treasury Note/Bond	2.875%	7/31/25	74,100	80,931
U.S. Treasury Note/Bond	2.000%	8/15/25	30,600	32,369
U.S. Treasury Note/Bond	0.250%	8/31/25	130,800	129,165
U.S. Treasury Note/Bond	2.750%	8/31/25	43,600	47,463
U.S. Treasury Note/Bond	0.250%	9/30/25	101,400	100,053
U.S. Treasury Note/Bond	0.250%	10/31/25	108,000	106,464
U.S. Treasury Note/Bond	2.250%	11/15/25	49,000	52,453
U.S. Treasury Note/Bond	0.375%	11/30/25	121,100	119,946
U.S. Treasury Note/Bond	2.875%	11/30/25	44,000	48,283
U.S. Treasury Note/Bond	0.375%	12/31/25	75,800	75,018
U.S. Treasury Note/Bond	0.375%	1/31/26	162,300	160,474
U.S. Treasury Note/Bond	1.625%	2/15/26	60,684	63,377
U.S. Treasury Note/Bond	6.000%	2/15/26	17,000	21,083
U.S. Treasury Note/Bond	0.500%	2/28/26	129,400	128,591
36

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Note/Bond	0.750%	3/31/26	21,000	21,098
	U.S. Treasury Note/Bond	2.250%	3/31/26	7,450	7,999
	U.S. Treasury Note/Bond	2.375%	4/30/26	64,000	69,130
	U.S. Treasury Note/Bond	1.625%	5/15/26	90,300	94,364
	U.S. Treasury Note/Bond	0.750%	5/31/26	70,000	70,241
	U.S. Treasury Note/Bond	2.125%	5/31/26	110,300	117,918
	U.S. Treasury Note/Bond	1.875%	6/30/26	39,900	42,194
	U.S. Treasury Note/Bond	1.875%	7/31/26	36,000	38,087
	U.S. Treasury Note/Bond	1.500%	8/15/26	147,000	152,765
	U.S. Treasury Note/Bond	1.625%	9/30/26	136,400	142,666
	U.S. Treasury Note/Bond	2.000%	11/15/26	155,100	165,206
	U.S. Treasury Note/Bond	6.500%	11/15/26	5,000	6,491
	U.S. Treasury Note/Bond	2.250%	2/15/27	150,000	161,953
	U.S. Treasury Note/Bond	6.625%	2/15/27	7,000	9,216
	U.S. Treasury Note/Bond	1.125%	2/28/27	19,100	19,458
	U.S. Treasury Note/Bond	2.375%	5/15/27	34,000	37,002
	U.S. Treasury Note/Bond	2.250%	8/15/27	73,900	79,997
	U.S. Treasury Note/Bond	0.500%	10/31/27	66,000	64,412
	U.S. Treasury Note/Bond	2.250%	11/15/27	49,500	53,615
	U.S. Treasury Note/Bond	6.125%	11/15/27	14,000	18,489
	U.S. Treasury Note/Bond	0.625%	11/30/27	120,800	118,686
	U.S. Treasury Note/Bond	0.625%	12/31/27	75,500	74,108
	U.S. Treasury Note/Bond	0.750%	1/31/28	80,600	79,668
	U.S. Treasury Note/Bond	2.750%	2/15/28	143,500	160,092
	U.S. Treasury Note/Bond	1.125%	2/29/28	36,640	37,075
	U.S. Treasury Note/Bond	1.250%	3/31/28	118,900	121,148
	U.S. Treasury Note/Bond	1.250%	4/30/28	33,700	34,321
	U.S. Treasury Note/Bond	2.875%	5/15/28	109,700	123,515
	U.S. Treasury Note/Bond	1.250%	6/30/28	50,000	50,867
	U.S. Treasury Note/Bond	2.875%	8/15/28	184,700	208,336
	U.S. Treasury Note/Bond	5.500%	8/15/28	10,000	13,075
	U.S. Treasury Note/Bond	3.125%	11/15/28	203,500	233,516
	U.S. Treasury Note/Bond	5.250%	11/15/28	19,500	25,320
	U.S. Treasury Note/Bond	2.625%	2/15/29	127,900	142,449
	U.S. Treasury Note/Bond	5.250%	2/15/29	10,000	13,047
	U.S. Treasury Note/Bond	2.375%	5/15/29	16,500	18,096
	U.S. Treasury Note/Bond	1.500%	2/15/30	23,500	24,187
[1]	U.S. Treasury Note/Bond	0.625%	5/15/30	67,250	64,213
	U.S. Treasury Note/Bond	0.625%	8/15/30	114,200	108,740
	U.S. Treasury Note/Bond	0.875%	11/15/30	126,400	122,806
	U.S. Treasury Note/Bond	1.125%	2/15/31	113,500	112,578
					6,201,392
Agency Bonds and Notes (3.7%)
[2]	Fannie Mae Interest Strip	0.000%	5/15/29	18,875	17,017
[2]	Fannie Mae Principal Strip	0.000%	1/15/30	16,000	14,202
[2]	Fannie Mae Principal Strip	0.000%	5/15/30	55,682	49,063
[2]	Fannie Mae Principal Strip	0.000%	11/15/30	6,000	5,210
[2]	Freddie Mac Strips	0.000%	3/15/31	28,909	24,882
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,209
	Private Export Funding Corp.	3.550%	1/15/24	10,300	11,078
	Private Export Funding Corp.	1.400%	7/15/28	34,000	34,429
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	2,260	2,100
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	98,000	86,455
					248,645
37

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3]	Fannie Mae REMICS	1.750%	5/25/43–4/25/44	3,630	3,714
[2,3]	Fannie Mae REMICS	2.250%	10/25/43	4,136	4,259
[2,3]	Fannie Mae REMICS	2.500%	9/25/49	3,410	3,572
[2,3]	Fannie Mae REMICS	3.000%	2/25/43	136	140
[2,3]	Fannie Mae REMICS	3.500%	6/25/48	3,175	3,316
[2,3]	Freddie Mac REMICS	3.500%	6/15/38	1,388	1,404
[3]	Ginnie Mae	2.750%	1/20/46	1,862	1,896
[3]	Ginnie Mae	3.000%	8/20/46–2/20/48	2,455	2,583
[3]	Ginnie Mae	3.500%	6/20/48–2/20/49	2,452	2,677
					23,561
Total U.S. Government and Agency Obligations (Cost $6,404,457)					6,473,598
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[3]	U.S. Small Business Administration Class 1 Series 2018-20B	3.220%	2/1/38	20,734	22,795
[3]	U.S. Small Business Administration Class 1 Series 2018-20D	3.310%	4/1/38	30,370	33,543
[3]	U.S. Small Business Administration Class 1 Series 2018-20E	3.500%	5/1/38	8,282	9,221
[3]	U.S. Small Business Administration Class 1 Series 2018-20F	3.600%	6/1/38	14,589	16,302
[3]	U.S. Small Business Administration Class 1 Series 2018-20J	3.770%	10/1/38	27,606	31,153
[3]	U.S. Small Business Administration Class 1 Series 2018-20K	3.870%	11/1/38	17,232	19,444
[3]	U.S. Small Business Administration Class 1 Series 2018-20L	3.540%	12/1/38	22,586	25,173
[3]	U.S. Small Business Administration Class 1 Series 2018-25F	3.670%	12/1/43	2,322	2,607
[3]	U.S. Small Business Administration Class 1 Series 2019-20A	3.370%	1/1/39	9,184	10,168
[3]	U.S. Small Business Administration Class 1 Series 2019-20C	3.200%	3/1/39	9,643	10,589
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $162,633)					180,995
Sovereign Bonds (0.7%)
[4]	State of Israel (Cost $45,714)	0.000%	11/1/24	50,000	48,564
38

Intermediate-Term Treasury Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[5]	Vanguard Market Liquidity Fund (Cost $145,407)	0.064%	1,454,072	145,407
Total Investments (101.7%) (Cost $6,758,211)				6,848,564
Other Assets and Liabilities—Net (-1.7%)				(112,119)
Net Assets (100%)				6,736,445
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,557,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	723	89,974	76
Ultra 10-Year U.S. Treasury Note	September 2021	682	102,471	502
				578
Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(1,002)	(134,722)	(1,825)
2-Year U.S. Treasury Note	September 2021	(1,003)	(221,318)	(147)
Ultra Long U.S. Treasury Bond	September 2021	(14)	(2,793)	27
				(1,945)
				(1,367)

See accompanying Notes, which are an integral part of the Financial Statements.
39

Intermediate-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,612,804)	6,703,157
Affiliated Issuers (Cost $145,407)	145,407
Total Investments in Securities	6,848,564
Investment in Vanguard	229
Cash	184
Receivables for Investment Securities Sold	107,478
Receivables for Accrued Income	34,047
Receivables for Capital Shares Issued	3,527
Variation Margin Receivable—Futures Contracts	369
Other Assets	67
Total Assets	6,994,465
Liabilities
Payables for Investment Securities Purchased	252,090
Payables for Capital Shares Redeemed	4,607
Payables for Distributions	990
Payables to Vanguard	333
Total Liabilities	258,020
Net Assets	6,736,445
At July 31, 2021, net assets consisted of:

Paid-in Capital	6,686,345
Total Distributable Earnings (Loss)	50,100
Net Assets	6,736,445

Investor Shares—Net Assets
Applicable to 74,757,143 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	864,731
Net Asset Value Per Share—Investor Shares	$11.57

Admiral Shares—Net Assets
Applicable to 507,617,846 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,871,714
Net Asset Value Per Share—Admiral Shares	$11.57

See accompanying Notes, which are an integral part of the Financial Statements.
40

Intermediate-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Interest[1]	39,558
Total Income	39,558
Expenses
The Vanguard Group—Note B
Investment Advisory Services	361
Management and Administrative—Investor Shares	714
Management and Administrative—Admiral Shares	2,352
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	201
Custodian Fees	24
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Admiral Shares	56
Trustees’ Fees and Expenses	3
Total Expenses	3,824
Net Investment Income	35,734
Realized Net Gain (Loss)
Investment Securities Sold[1]	(35,886)
Futures Contracts	11,022
Options Purchased	(610)
Options Written	(4,394)
Realized Net Gain (Loss)	(29,868)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(5,008)
Futures Contracts	(5,248)
Options Purchased	27
Options Written	(30)
Change in Unrealized Appreciation (Depreciation)	(10,259)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,393)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Intermediate-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,734	82,483
Realized Net Gain (Loss)	(29,868)	392,594
Change in Unrealized Appreciation (Depreciation)	(10,259)	(113,488)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,393)	361,589
Distributions
Investor Shares	(5,806)	(45,250)
Admiral Shares	(41,192)	(296,030)
Total Distributions	(46,998)	(341,280)
Capital Share Transactions
Investor Shares	(81,301)	30,081
Admiral Shares	(321,015)	771,609
Net Increase (Decrease) from Capital Share Transactions	(402,316)	801,690
Total Increase (Decrease)	(453,707)	821,999
Net Assets
Beginning of Period	7,190,152	6,368,153
End of Period	6,736,445	7,190,152

See accompanying Notes, which are an integral part of the Financial Statements.
42

Intermediate-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.65	$11.57	$10.96	$10.88	$11.11	$11.51
Investment Operations
Net Investment Income	.055[1]	.129[1]	.255[1]	.260[1]	.198[1]	.177
Net Realized and Unrealized Gain (Loss) on Investments	(.061)	.507	.611	.081	(.230)	(.271)
Total from Investment Operations	(.006)	.636	.866	.341	(.032)	(.094)
Distributions
Dividends from Net Investment Income	(.055)	(.127)	(.256)	(.261)	(.198)	(.177)
Distributions from Realized Capital Gains	(.019)	(.429)	—	—	—	(.129)
Total Distributions	(.074)	(.556)	(.256)	(.261)	(.198)	(.306)
Net Asset Value, End of Period	$11.57	$11.65	$11.57	$10.96	$10.88	$11.11
Total Return[2]	-0.04%	5.50%	7.98%	3.20%	-0.31%	-0.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$865	$953	$917	$837	$967	$1,185
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.97%	1.07%	2.27%	2.42%	1.78%	1.53%
Portfolio Turnover Rate[3]	127%	309%	214%	231%	181%	152%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 3%, 37%, 5%, 35%, 6% and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
43

Intermediate-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.65	$11.57	$10.96	$10.88	$11.11	$11.51
Investment Operations
Net Investment Income	.061[1]	.139[1]	.267[1]	.272[1]	.210[1]	.188
Net Realized and Unrealized Gain (Loss) on Investments	(.061)	.509	.610	.080	(.230)	(.271)
Total from Investment Operations	—	.648	.877	.352	(.020)	(.083)
Distributions
Dividends from Net Investment Income	(.061)	(.139)	(.267)	(.272)	(.210)	(.188)
Distributions from Realized Capital Gains	(.019)	(.429)	—	—	—	(.129)
Total Distributions	(.080)	(.568)	(.267)	(.272)	(.210)	(.317)
Net Asset Value, End of Period	$11.57	$11.65	$11.57	$10.96	$10.88	$11.11
Total Return[2]	0.01%	5.60%	8.09%	3.30%	-0.21%	-0.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,872	$6,237	$5,452	$4,976	$5,100	$5,190
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.16%	2.37%	2.52%	1.88%	1.63%
Portfolio Turnover Rate[3]	127%	309%	214%	231%	181%	152%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 3%, 37%, 5%, 35%, 6% and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
44

Intermediate-Term Treasury Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
45

Intermediate-Term Treasury Fund
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented 8% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2021, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2021.
4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
46

Intermediate-Term Treasury Fund
5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the
47

Intermediate-Term Treasury Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $229,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
48

Intermediate-Term Treasury Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,473,598	—	6,473,598
Asset-Backed/Commercial Mortgage-Backed Securities	—	180,995	—	180,995
Sovereign Bonds	—	48,564	—	48,564
Temporary Cash Investments	145,407	—	—	145,407
Total	145,407	6,703,157	—	6,848,564
Derivative Financial Instruments
Assets
Futures Contracts[1]	605	—	—	605
Liabilities
Futures Contracts[1]	1,972	—	—	1,972
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,764,300
Gross Unrealized Appreciation	103,774
Gross Unrealized Depreciation	(20,877)
Net Unrealized Appreciation (Depreciation)	82,897
E.	During the six months ended July 31, 2021, the fund purchased $8,641,998,000 of investment securities and sold $9,380,104,000 of investment securities, other than temporary cash investments.
49

Intermediate-Term Treasury Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	71,300	6,210	430,736	35,860
Issued in Lieu of Cash Distributions	5,380	471	42,262	3,591
Redeemed	(157,981)	(13,781)	(442,917)	(36,819)
Net Increase (Decrease)—Investor Shares	(81,301)	(7,100)	30,081	2,632
Admiral Shares
Issued	747,210	65,184	2,920,648	242,850
Issued in Lieu of Cash Distributions	34,230	2,995	249,608	21,208
Redeemed	(1,102,455)	(96,145)	(2,398,647)	(199,657)
Net Increase (Decrease)—Admiral Shares	(321,015)	(27,966)	771,609	64,401
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
50

Long-Term Treasury Fund
Fund Allocation
As of July 31, 2021
Agency Bonds and Notes	6.3%
Government Mortgage-Backed Securities	0.5
U.S. Government Securities	93.2
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
51

Long-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (97.8%)
U.S. Government Securities (91.1%)
U.S. Treasury Note/Bond	1.250%	4/30/28	12,300	12,527
U.S. Treasury Note/Bond	0.625%	5/15/30	1,700	1,623
U.S. Treasury Note/Bond	1.125%	2/15/31	22,000	21,821
U.S. Treasury Note/Bond	4.500%	2/15/36	39,100	54,899
U.S. Treasury Note/Bond	4.750%	2/15/37	14,000	20,344
U.S. Treasury Note/Bond	5.000%	5/15/37	15,000	22,378
U.S. Treasury Note/Bond	4.375%	2/15/38	16,122	22,762
U.S. Treasury Note/Bond	4.500%	5/15/38	11,000	15,761
U.S. Treasury Note/Bond	4.250%	5/15/39	29,600	41,588
U.S. Treasury Note/Bond	4.500%	8/15/39	16,667	24,117
U.S. Treasury Note/Bond	4.375%	11/15/39	48,000	68,580
U.S. Treasury Note/Bond	4.625%	2/15/40	24,700	36,394
U.S. Treasury Note/Bond	1.125%	5/15/40	94,050	84,057
U.S. Treasury Note/Bond	1.125%	8/15/40	90,300	80,438
U.S. Treasury Note/Bond	3.875%	8/15/40	9,791	13,230
U.S. Treasury Note/Bond	1.375%	11/15/40	100,900	93,790
U.S. Treasury Note/Bond	1.875%	2/15/41	143,800	145,508
U.S. Treasury Note/Bond	4.375%	5/15/41	20,863	30,114
U.S. Treasury Note/Bond	3.750%	8/15/41	33,170	44,334
U.S. Treasury Note/Bond	3.125%	11/15/41	4,300	5,280
U.S. Treasury Note/Bond	3.125%	2/15/42	33,000	40,575
U.S. Treasury Note/Bond	3.000%	5/15/42	15,000	18,098
U.S. Treasury Note/Bond	2.750%	8/15/42	18,500	21,500
U.S. Treasury Note/Bond	2.750%	11/15/42	56,000	65,074
U.S. Treasury Note/Bond	3.125%	2/15/43	20,111	24,752
U.S. Treasury Note/Bond	2.875%	5/15/43	63,446	75,224
U.S. Treasury Note/Bond	3.625%	8/15/43	57,264	75,893
U.S. Treasury Note/Bond	3.750%	11/15/43	20,557	27,790
U.S. Treasury Note/Bond	3.125%	8/15/44	54,849	67,901
U.S. Treasury Note/Bond	3.000%	11/15/44	55,251	67,095
U.S. Treasury Note/Bond	2.500%	2/15/45	105,900	118,443
U.S. Treasury Note/Bond	3.000%	5/15/45	91,705	111,709
U.S. Treasury Note/Bond	2.875%	8/15/45	40,963	48,919
U.S. Treasury Note/Bond	3.000%	11/15/45	13,600	16,613
U.S. Treasury Note/Bond	2.500%	2/15/46	77,795	87,203
U.S. Treasury Note/Bond	2.500%	5/15/46	66,810	74,952
U.S. Treasury Note/Bond	2.250%	8/15/46	68,500	73,391
U.S. Treasury Note/Bond	2.875%	11/15/46	85,969	103,230
52

Long-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Note/Bond	3.000%	2/15/47	73,198	89,942
	U.S. Treasury Note/Bond	3.000%	5/15/47	48,636	59,830
	U.S. Treasury Note/Bond	2.750%	8/15/47	124,117	146,187
	U.S. Treasury Note/Bond	2.750%	11/15/47	95,690	112,809
	U.S. Treasury Note/Bond	3.000%	2/15/48	115,804	142,837
	U.S. Treasury Note/Bond	3.125%	5/15/48	51,162	64,552
	U.S. Treasury Note/Bond	3.000%	8/15/48	114,533	141,537
	U.S. Treasury Note/Bond	3.375%	11/15/48	110,061	145,366
	U.S. Treasury Note/Bond	3.000%	2/15/49	120,420	149,245
[1]	U.S. Treasury Note/Bond	2.875%	5/15/49	120,761	146,499
	U.S. Treasury Note/Bond	2.250%	8/15/49	112,500	120,955
	U.S. Treasury Note/Bond	2.375%	11/15/49	92,400	102,073
	U.S. Treasury Note/Bond	2.000%	2/15/50	106,000	108,137
	U.S. Treasury Note/Bond	1.250%	5/15/50	43,600	37,108
	U.S. Treasury Note/Bond	1.375%	8/15/50	100,797	88,544
	U.S. Treasury Note/Bond	1.625%	11/15/50	60,012	56,101
	U.S. Treasury Note/Bond	1.875%	2/15/51	18,700	18,560
	U.S. Treasury Note/Bond	2.375%	5/15/51	3,400	3,772
					3,691,961
Agency Bonds and Notes (6.2%)
[2]	Fannie Mae Interest Strip	0.000%	5/15/29	4,592	4,140
[2]	Fannie Mae Principal Strip	0.000%	5/15/30	60,829	53,598
[2]	Fannie Mae Principal Strip	0.000%	8/6/38	1,000	707
	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	17,773
[2]	Federal National Mortgage Association	0.000%	11/15/30	55,000	47,717
[2]	Federal National Mortgage Association	0.000%	10/3/33	8,000	6,467
[2]	Freddie Mac Coupon Strips	0.000%	3/15/28	1,771	1,639
[2]	Freddie Mac Coupon Strips	0.000%	9/15/28	1,000	914
[2]	Freddie Mac Coupon Strips	0.000%	1/15/30	15,658	13,898
[2]	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	11,410
[2]	Freddie Mac Strips	0.000%	3/15/31	75,000	64,552
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	8,702	8,088
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	20,000	17,737
					248,640
Conventional Mortgage-Backed Securities (0.0%)
[2,3]	UMBS Pool	6.000%	2/1/26–11/1/28	5	6
Nonconventional Mortgage-Backed Securities (0.5%)
[2,3]	Fannie Mae REMICS	3.000%	2/25/44	2,070	2,223
[2,3]	Fannie Mae REMICS	3.500%	4/25/43	13,342	14,885
[3]	Ginnie Mae	3.000%	8/20/46	200	217
[3]	Ginnie Mae	3.500%	6/20/48–2/20/49	1,984	2,165
[3]	Ginnie Mae	4.000%	10/20/47	582	620
					20,110
Total U.S. Government and Agency Obligations (Cost $3,670,436)					3,960,717
53

Long-Term Treasury Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4]	Vanguard Market Liquidity Fund (Cost $70,106)	0.064%	701,063	70,106
Total Investments (99.5%) (Cost $3,740,542)				4,030,823
Other Assets and Liabilities—Net (0.5%)				20,154
Net Assets (100%)				4,050,977
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $9,728,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	4	883	1
Long U.S. Treasury Bond	September 2021	688	113,327	5,276
Ultra Long U.S. Treasury Bond	September 2021	1,558	310,870	19,994
				25,271
Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(864)	(116,168)	(1,965)
5-Year U.S. Treasury Note	September 2021	(825)	(102,667)	7
Ultra 10-Year U.S. Treasury Note	September 2021	(1,617)	(242,954)	(9,540)
				(11,498)
				13,773

See accompanying Notes, which are an integral part of the Financial Statements.
54

Long-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,670,436)	3,960,717
Affiliated Issuers (Cost $70,106)	70,106
Total Investments in Securities	4,030,823
Investment in Vanguard	134
Cash	1
Receivables for Accrued Income	29,697
Receivables for Capital Shares Issued	1,230
Variation Margin Receivable—Futures Contracts	808
Other Assets	39
Total Assets	4,062,732
Liabilities
Payables for Investment Securities Purchased	7,623
Payables for Capital Shares Redeemed	3,203
Payables for Distributions	716
Payables to Vanguard	213
Total Liabilities	11,755
Net Assets	4,050,977
At July 31, 2021, net assets consisted of:

Paid-in Capital	3,912,117
Total Distributable Earnings (Loss)	138,860
Net Assets	4,050,977

Investor Shares—Net Assets
Applicable to 65,137,457 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	842,622
Net Asset Value Per Share—Investor Shares	$12.94

Admiral Shares—Net Assets
Applicable to 248,017,207 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,208,355
Net Asset Value Per Share—Admiral Shares	$12.94

See accompanying Notes, which are an integral part of the Financial Statements.
55

Long-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Interest[1]	41,099
Total Income	41,099
Expenses
The Vanguard Group—Note B
Investment Advisory Services	236
Management and Administrative—Investor Shares	631
Management and Administrative—Admiral Shares	1,156
Marketing and Distribution—Investor Shares	64
Marketing and Distribution—Admiral Shares	116
Custodian Fees	17
Shareholders’ Reports—Investor Shares	61
Shareholders’ Reports—Admiral Shares	43
Trustees’ Fees and Expenses	2
Total Expenses	2,326
Net Investment Income	38,773
Realized Net Gain (Loss)
Investment Securities Sold[1]	(85,439)
Futures Contracts	(40,648)
Options Purchased	(339)
Options Written	(2,457)
Realized Net Gain (Loss)	(128,883)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	22,805
Futures Contracts	25,130
Options Purchased	16
Options Written	(18)
Change in Unrealized Appreciation (Depreciation)	47,933
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,177)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,000, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Long-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,773	85,062
Realized Net Gain (Loss)	(128,883)	471,651
Change in Unrealized Appreciation (Depreciation)	47,933	(303,886)
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,177)	252,827
Distributions
Investor Shares	(30,347)	(96,568)
Admiral Shares	(113,197)	(336,034)
Total Distributions	(143,544)	(432,602)
Capital Share Transactions
Investor Shares	(45,046)	(10,665)
Admiral Shares	58,422	371,560
Net Increase (Decrease) from Capital Share Transactions	13,376	360,895
Total Increase (Decrease)	(172,345)	181,120
Net Assets
Beginning of Period	4,223,322	4,042,202
End of Period	4,050,977	4,223,322

See accompanying Notes, which are an integral part of the Financial Statements.
57

Long-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.55	$14.05	$11.86	$11.96	$11.79	$12.80
Investment Operations
Net Investment Income	.120[1]	.273[1]	.331[1]	.334[1]	.328[1]	.332
Net Realized and Unrealized Gain (Loss) on Investments	(.273)	.677	2.226	(.100)	.170	(.725)
Total from Investment Operations	(.153)	.950	2.557	.234	.498	(.393)
Distributions
Dividends from Net Investment Income	(.120)	(.273)	(.331)	(.334)	(.328)	(.332)
Distributions from Realized Capital Gains	(.337)	(1.177)	(.036)	—	—	(.285)
Total Distributions	(.457)	(1.450)	(.367)	(.334)	(.328)	(.617)
Net Asset Value, End of Period	$12.94	$13.55	$14.05	$11.86	$11.96	$11.79
Total Return[2]	-0.82%	6.41%	21.84%	2.05%	4.21%	-3.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$843	$931	$971	$794	$882	$995
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.79%	2.55%	2.89%	2.70%	2.53%
Portfolio Turnover Rate[3]	52%	172%	96%[4]	122%	103%[4]	94%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 2%, 26%, 4%, 34%, 6%, and 3%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
58

Long-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.55	$14.05	$11.86	$11.96	$11.79	$12.80
Investment Operations
Net Investment Income	.126[1]	.288[1]	.344[1]	.346[1]	.340[1]	.345
Net Realized and Unrealized Gain (Loss) on Investments	(.273)	.677	2.226	(.100)	.170	(.725)
Total from Investment Operations	(.147)	.965	2.570	.246	.510	(.380)
Distributions
Dividends from Net Investment Income	(.126)	(.288)	(.344)	(.346)	(.340)	(.345)
Distributions from Realized Capital Gains	(.337)	(1.177)	(.036)	—	—	(.285)
Total Distributions	(.463)	(1.465)	(.380)	(.346)	(.340)	(.630)
Net Asset Value, End of Period	$12.94	$13.55	$14.05	$11.86	$11.96	$11.79
Total Return[2]	-0.77%	6.51%	21.96%	2.16%	4.32%	-3.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,208	$3,292	$3,071	$2,532	$2,588	$2,509
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.89%	2.65%	2.99%	2.80%	2.63%
Portfolio Turnover Rate[3]	52%	172%	96%[4]	122%	103%[4]	94%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 2%, 26%, 4%, 34%, 6%, and 3%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Long-Term Treasury Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented 13% and 13% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
60

Long-Term Treasury Fund
3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2021, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2021.
4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated
61

Long-Term Treasury Fund
by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
62

Long-Term Treasury Fund
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $134,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
63

Long-Term Treasury Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,960,717	—	3,960,717
Temporary Cash Investments	70,106	—	—	70,106
Total	70,106	3,960,717	—	4,030,823
Derivative Financial Instruments
Assets
Futures Contracts[1]	25,278	—	—	25,278
Liabilities
Futures Contracts[1]	11,505	—	—	11,505
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,772,644
Gross Unrealized Appreciation	330,994
Gross Unrealized Depreciation	(59,042)
Net Unrealized Appreciation (Depreciation)	271,952
E.	During the six months ended July 31, 2021, the fund purchased $2,027,716,000 of investment securities and sold $2,336,731,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	82,904	6,616	482,372	31,459
Issued in Lieu of Cash Distributions	28,671	2,402	90,861	6,323
Redeemed	(156,621)	(12,608)	(583,898)	(38,201)
Net Increase (Decrease)—Investor Shares	(45,046)	(3,590)	(10,665)	(419)
64

Long-Term Treasury Fund
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	563,584	45,340	1,745,042	113,843
Issued in Lieu of Cash Distributions	101,814	8,528	299,458	20,883
Redeemed	(606,976)	(48,826)	(1,672,940)	(110,393)
Net Increase (Decrease)—Admiral Shares	58,422	5,042	371,560	24,333
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
65

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, and Vanguard Short-Term Federal Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades and has advised the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds since their inceptions. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
66

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
67

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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All rights reserved.
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Q322 092021

Semiannual Report   |   July 31, 2021
Vanguard Corporate Bond Funds
Vanguard Short-Term Investment-Grade Fund
Vanguard Intermediate-Term Investment-Grade Fund
Vanguard Long-Term Investment-Grade Fund

Contents
About Your Fund’s Expenses	1
Short-Term Investment-Grade Fund	3
Intermediate-Term Investment-Grade Fund	38
Long-Term Investment-Grade Fund	67
Trustees Approve Advisory Arrangements	93
Liquidity Risk Management	95

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,005.10	$0.99
Admiral™ Shares	1,000.00	1,005.60	0.50
Institutional Shares	1,000.00	1,005.80	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,009.60	$1.00
Admiral Shares	1,000.00	1,010.10	0.50
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,017.00	$1.10
Admiral Shares	1,000.00	1,017.50	0.60
Based on Hypothetical 5% Yearly Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Short-Term Investment-Grade Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Intermediate-Term Investment-Grade Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; and for the Long-Term Investment-Grade Fund, 0.22% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Short-Term Investment-Grade Fund
Fund Allocation
As of July 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	8.2%
Common Stocks	0.1
Corporate Bonds - Communications	5.6
Corporate Bonds - Consumer Discretionary	5.2
Corporate Bonds - Consumer Staples	3.3
Corporate Bonds - Energy	7.7
Corporate Bonds - Financials	28.2
Corporate Bonds - Health Care	7.3
Corporate Bonds - Industrials	5.4
Corporate Bonds - Materials	2.2
Corporate Bonds - Real Estate	3.5
Corporate Bonds - Technology	4.6
Corporate Bonds - Utilities	4.0
Sovereign Bonds	3.0
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	11.7
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Short-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of July 31, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Note/Bond	0.750%	3/31/26	850,000	853,984	1.1%
U.S. Treasury Note/Bond[1]	0.375%	1/31/26	850,000	840,438	1.1%
U.S. Treasury Note/Bond[1]	0.125%	12/15/23	800,000	797,750	1.0%
U.S. Treasury Note/Bond	0.375%	4/15/24	600,000	601,219	0.8%
U.S. Treasury Note/Bond[1]	0.250%	10/31/25	600,000	591,469	0.8%
U.S. Treasury Note/Bond	0.125%	10/31/22	500,000	500,156	0.7%
U.S. Treasury Note/Bond	0.125%	11/30/22	500,000	500,078	0.7%
U.S. Treasury Note/Bond[2]	0.125%	12/31/22	500,000	500,000	0.6%
U.S. Treasury Note/Bond	0.125%	1/31/23	500,000	499,922	0.6%
U.S. Treasury Note/Bond	0.125%	2/28/23	500,000	499,844	0.6%
U.S. Treasury Note/Bond	0.125%	1/15/24	500,000	498,438	0.6%
U.S. Treasury Note/Bond	0.625%	7/31/26	500,000	498,221	0.6%
U.S. Treasury Note/Bond[1]	0.500%	2/28/26	500,000	496,875	0.6%
U.S. Treasury Note/Bond[3]	0.250%	5/15/24	400,000	399,250	0.5%
U.S. Treasury Note/Bond	1.500%	11/30/24	350,000	362,578	0.5%
U.S. Treasury Note/Bond[1]	0.125%	10/15/23	250,000	249,492	0.3%
U.S. Treasury Note/Bond	0.625%	12/31/27	180,000	176,681	0.2%
U.S. Treasury Note/Bond	0.875%	11/15/30	100,000	97,156	0.1%
				8,963,551	11.4%
†Nonconventional Mortgage-Backed Securities[4,5,6]				147,715	0.2%
Total U.S. Government and Agency Obligations (Cost $9,093,602)				9,111,266	11.6%
Asset-Backed/Commercial Mortgage-Backed Securities
AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2[4]	0.340%	12/18/26	11,160	11,199	0.0%
4

Short-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
AmeriCredit Automobile Receivables Trust Class D Series 2018-2[4]	4.010%	7/18/24	19,450	20,365	0.0%
AmeriCredit Automobile Receivables Trust Class D Series 2019-1[4]	3.620%	3/18/25	21,620	22,645	0.1%
Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7[4]	3.441%	9/15/48	6,999	7,506	0.0%
Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3[4]	3.574%	2/15/50	4,760	5,315	0.0%
Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7[4,6]	4.358%	9/15/48	1,600	1,602	0.0%
Banc of America Funding Trust Class 2A2 Series 2006-H4,6	3.132%	9/20/46	5,064	4,061	0.0%
Bank of America Mortgage Trust Class A2 Series 2002-J4,6	3.601%	9/25/32	14	13	0.0%
Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8[4,6]	2.993%	7/25/37	299	280	0.0%
Drive Auto Receivables Trust Class C Series 2018-5[4]	3.990%	1/15/25	14,937	15,104	0.0%
Drive Auto Receivables Trust Class C Series 2020-2[4]	2.280%	8/17/26	5,790	5,945	0.0%
Drive Auto Receivables Trust Class C Series 2021-1[4]	1.020%	6/15/27	15,990	16,081	0.0%
Drive Auto Receivables Trust Class D Series 2017-1[4]	3.840%	3/15/23	199	199	0.0%
Drive Auto Receivables Trust Class D Series 2018-3[4]	4.300%	9/16/24	12,159	12,409	0.0%
Drive Auto Receivables Trust Class D Series 2018-5[4]	4.300%	4/15/26	26,460	27,487	0.1%
Drive Auto Receivables Trust Class D Series 2019-2[4]	3.690%	8/17/26	15,870	16,474	0.0%
Drive Auto Receivables Trust Class D Series 2019-4[4]	2.700%	2/16/27	5,010	5,165	0.0%
Drive Auto Receivables Trust Class D Series 2020-1[4]	2.700%	5/17/27	5,010	5,149	0.0%
Drive Auto Receivables Trust Class D Series 2020-2[4]	3.050%	5/15/28	6,160	6,415	0.0%
GMF Floorplan Owner Revolving Trust Class A Series 2020-2[4,7]	0.690%	10/15/25	46,850	46,999	0.1%
GMF Floorplan Owner Revolving Trust Class B Series 2020-1[4,7]	1.030%	8/15/25	3,940	3,975	0.0%
GMF Floorplan Owner Revolving Trust Class B Series 2020-2[4,7]	0.960%	10/15/25	8,220	8,278	0.0%
GMF Floorplan Owner Revolving Trust Class C Series 2020-1[4,7]	1.480%	8/15/25	3,210	3,254	0.0%
5

Short-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
GMF Floorplan Owner Revolving Trust Class C Series 2020-2[4,7]	1.310%	10/15/25	5,800	5,835	0.0%
GS Mortgage Securities Corp. II Class A5 Series 2018-GS10[4,6]	4.155%	7/10/51	3,865	4,486	0.0%
GS Mortgage Securities Trust Class A3 Series 2015-GC34[4]	3.244%	10/10/48	9,961	10,567	0.0%
GS Mortgage Securities Trust Class A3 Series 2017-GS6[4]	3.433%	5/10/50	2,501	2,776	0.0%
GS Mortgage Securities Trust Class A4 Series 2013-GC12[4]	3.135%	6/10/46	13,060	13,593	0.0%
GS Mortgage Securities Trust Class A4 Series 2013-GC14[4]	3.955%	8/10/46	21,631	22,434	0.1%
GS Mortgage Securities Trust Class A4 Series 2014-GC26[4]	3.364%	11/10/47	19,174	20,288	0.0%
GS Mortgage Securities Trust Class A4 Series 2015-GC28[4]	3.136%	2/10/48	38,431	40,655	0.1%
GS Mortgage Securities Trust Class A4 Series 2015-GC30[4]	3.382%	5/10/50	12,225	13,223	0.0%
GS Mortgage Securities Trust Class A4 Series 2015-GC32[4]	3.764%	7/10/48	4,636	5,097	0.0%
GS Mortgage Securities Trust Class A4 Series 2015-GC34[4]	3.506%	10/10/48	17,922	19,557	0.0%
GS Mortgage Securities Trust Class A4 Series 2016-GS3[4]	2.850%	10/10/49	11,930	12,839	0.0%
GS Mortgage Securities Trust Class A4 Series 2018-GS9[4,6]	3.992%	3/10/51	4,990	5,722	0.0%
GS Mortgage Securities Trust Class A4 Series 2019-GC40[4]	3.160%	7/10/52	3,920	4,326	0.0%
GS Mortgage Securities Trust Class A5 Series 2013-GC13[4,6]	4.052%	7/10/46	22,934	24,314	0.1%
GS Mortgage Securities Trust Class A5 Series 2014-GC20[4]	3.998%	4/10/47	13,757	14,739	0.0%
GS Mortgage Securities Trust Class A5 Series 2014-GC24[4]	3.931%	9/10/47	33,925	36,860	0.1%
GS Mortgage Securities Trust Class A5 Series 2014-GC26[4]	3.629%	11/10/47	16,700	18,057	0.0%
GS Mortgage Securities Trust Class A5 Series 2015-GC28[4]	3.396%	2/10/48	35,733	38,416	0.1%
GS Mortgage Securities Trust Class AS Series 2012-GC6[4,7]	4.948%	1/10/45	1,000	1,008	0.0%
6

Short-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
GS Mortgage Securities Trust Class AS Series 2014-GC20[4]	4.258%	4/10/47	1,410	1,519	0.0%
GS Mortgage Securities Trust Class AS Series 2014-GC24[4,6]	4.162%	9/10/47	13,246	14,355	0.0%
GS Mortgage Securities Trust Class B Series 2013-GC12[4,6]	3.777%	6/10/46	5,350	5,567	0.0%
GS Mortgage Securities Trust Class B Series 2014-GC24[4,6]	4.515%	9/10/47	10,665	11,161	0.0%
GS Mortgage Securities Trust Class C Series 2013-GC13[4,6,7]	4.085%	7/10/46	5,650	5,549	0.0%
GS Mortgage Securities Trust Class C Series 2014-GC24[4,6]	4.536%	9/10/47	17,556	16,666	0.0%
GS Mortgage Securities Trust Class C Series 2015-GC34[4,6]	4.648%	10/10/48	12,080	12,837	0.0%
Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4[4,6]	2.444%	7/25/33	224	244	0.0%
Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%[4,6]	1.661%	2/25/33	462	441	0.0%
Morgan Stanley Capital I Class A4 Series 2017-HR2[4]	3.587%	12/15/50	6,765	7,576	0.0%
Morgan Stanley Capital I Class ASB Series 2017-HR2[4]	3.509%	12/15/50	5,420	5,916	0.0%
Morgan Stanley Capital I Trust Class A Series 2014-150E4,7	3.912%	9/9/32	15,955	17,151	0.0%
Morgan Stanley Capital I Trust Class A Series 2015-420[4,7]	3.727%	10/12/50	15,360	16,393	0.0%
Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8[4]	3.809%	12/15/48	41,942	46,425	0.1%
Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2[4]	3.049%	11/15/49	11,960	13,024	0.0%
Morgan Stanley Capital I Trust Class A4 Series 2016-UB11[4]	2.782%	8/15/49	5,621	6,033	0.0%
Morgan Stanley Capital I Trust Class AS Series 2012-C4[4]	3.773%	3/15/45	2,500	2,520	0.0%
Morgan Stanley Capital I Trust Class C Series 2015-UBS8[4,6]	4.582%	12/15/48	5,740	5,632	0.0%
Santander Drive Auto Receivables Trust Class C Series 2020-2[4]	1.460%	9/15/25	18,750	18,951	0.0%
7

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Santander Drive Auto Receivables Trust Class C Series 2020-3[4]	1.120%	1/15/26	11,550	11,644	0.0%
	Santander Drive Auto Receivables Trust Class C Series 2021-1[4]	0.750%	2/17/26	13,940	13,950	0.0%
	Santander Drive Auto Receivables Trust Class D Series 2018-3[4]	4.070%	8/15/24	40,568	41,373	0.1%
	Santander Drive Auto Receivables Trust Class D Series 2018-4[4]	3.980%	12/15/25	21,750	22,355	0.1%
	Santander Drive Auto Receivables Trust Class D Series 2018-5[4]	4.190%	12/16/24	35,530	36,225	0.1%
	Santander Drive Auto Receivables Trust Class D Series 2020-2[4]	2.220%	9/15/26	25,830	26,461	0.1%
	Santander Drive Auto Receivables Trust Class D Series 2021-1[4]	1.130%	11/16/26	17,230	17,303	0.0%
	Santander Retail Auto Lease Trust Class A3 Series 2020-A4,7	1.740%	7/20/23	44,500	45,112	0.1%
	Santander Retail Auto Lease Trust Class A3 Series 2021-B4,7	0.510%	8/20/24	36,430	36,447	0.1%
	Santander Retail Auto Lease Trust Class A4 Series 2020-A4,7	1.760%	3/20/24	11,250	11,462	0.0%
	Santander Retail Auto Lease Trust Class A4 Series 2021-B4,7	0.540%	6/20/25	8,960	8,792	0.0%
	Santander Retail Auto Lease Trust Class C Series 2020-B4,7	1.180%	12/20/24	9,190	9,251	0.0%
	Santander Retail Auto Lease Trust Class D Series 2020-A4,7	2.520%	11/20/24	15,340	15,759	0.0%
	Santander Retail Auto Lease Trust Class D Series 2020-B4,7	1.980%	10/20/25	17,540	17,807	0.0%
	Santander Retail Auto Lease Trust Class D Series 2021-B4,7	1.410%	11/20/25	14,530	14,524	0.0%
†	Asset-Backed/Commercial Mortgage-Backed Securities—Other[4,5,6,7]				5,327,293	6.7%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,227,520)					6,424,430	8.2%
Corporate Bonds
	Communications
	AT&T Inc.	0.900%	3/25/24	291,305	292,078	0.4%
	AT&T Inc.	0.000%–4.450%	11/16/21–7/15/25	257,413	262,142	0.3%
	AT&T Inc.	1.700%	3/25/26	211,870	215,120	0.3%
	AT&T Inc.	0.406%	12/16/21	169,800	169,683	0.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	251,829	259,866	0.3%
8

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	209,067	237,166	0.3%
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.[7]	5.875%	8/15/27	740	766	0.0%
	T-Mobile USA Inc.	3.500%	4/15/25	266,502	289,447	0.4%
	ViacomCBS Inc.	4.750%	5/15/25	154,386	174,940	0.2%
	Vodafone Group plc	3.750%	1/16/24	161,276	174,272	0.2%
†	Communications—Other[6,7,8,9,10]				2,270,669	2.9%
					4,346,149	5.5%
	Consumer Discretionary
	American Honda Finance Corp.	0.550%	7/12/24	155,100	154,787	0.2%
	General Motors Co.	4.875%–6.125%	10/2/23–10/1/25	186,621	213,034	0.4%
	General Motors Financial Co. Inc.	1.250%–5.200%	9/25/21–1/8/26	603,555	635,898	0.8%
†	Consumer Discretionary—Other[7,8,10]				3,041,514	3.7%
					4,045,233	5.1%
	Consumer Staples
	Reckitt Benckiser Treasury Services plc[7]	2.750%	6/26/24	170,933	180,499	0.2%
	Reynolds American Inc.	4.450%	6/12/25	147,838	164,267	0.2%
†	Consumer Staples—Other[7,8,9]				2,254,615	2.9%
					2,599,381	3.3%
	Energy
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	146,738	167,723	0.2%
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	131,309	149,963	0.2%
†	Energy—Other[7,8]				5,677,927	7.2%
					5,995,613	7.6%
	Financials
	American Express Co.	3.700%	8/3/23	155,698	165,664	0.2%
	Banco Santander SA	0.701%–5.179%	2/23/23–3/25/26	230,530	241,496	0.2%
	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%[6,10]	1.675%	1/19/23	14,400	10,696	0.0%
	Bank of America Corp.[8]	0.523%–4.450%	1/20/23–7/22/27	1,236,861	1,303,076	1.5%
	Bank of America Corp.	3.550%	3/5/24	156,731	164,111	0.2%
	Citibank NA, 3M Australian Bank Bill Rate + 0.750%[6,10]	0.793%	5/20/22	13,800	10,176	0.0%
	Citigroup Inc.[8]	0.776%–5.500%	1/14/22–6/9/27	760,757	796,176	1.0%
	Citigroup Inc., 3M Australian Bank Bill Rate + 1.720%[6,10]	1.745%	10/27/23	5,800	4,374	0.0%
	Goldman Sachs Group Inc.[8]	0.481%–4.250%	10/31/22–3/9/27	983,416	1,047,808	1.6%
	Goldman Sachs Group Inc.	0.657%	9/10/24	208,145	208,080	0.3%
	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%[6,10]	1.239%	5/16/23	29,170	21,681	0.0%
	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%[6,10]	1.395%	9/8/21	19,280	14,163	0.0%
9

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	HSBC Holdings plc[8,9,10,11]	0.309%–4.292%	3/13/23–7/24/27	932,483	967,804	1.5%
	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%[6,10]	1.139%	2/16/24	17,314	12,809	0.0%
	JPMorgan Chase & Co.	0.563%–4.023%	4/1/23–4/22/27	1,301,895	1,347,981	1.7%
	Morgan Stanley[8]	0.406%–5.000%	11/1/22–10/29/27	1,052,460	1,093,397	1.8%
	Morgan Stanley	3.125%	1/23/23	151,394	157,485	0.2%
	Royal Bank of Canada	2.250%	11/1/24	158,384	166,017	0.2%
	Royal Bank of Canada	2.550%	7/16/24	145,403	153,641	0.2%
	Santander Holdings USA Inc.	3.400%–4.500%	3/28/22–7/17/25	203,988	215,135	0.4%
	Santander UK Group Holdings plc	1.532%–4.796%	1/10/23–6/14/27	162,749	168,181	0.2%
	Santander UK plc[7]	4.000%–5.000%	11/7/23–3/13/24	61,198	66,668	0.1%
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	176,740	186,629	0.2%
	Truist Bank	3.200%	4/1/24	142,122	152,014	0.2%
	Wells Fargo & Co.[8,9,10]	0.500%–4.750%	4/22/22–4/30/26	786,019	838,605	0.9%
	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%[6,10]	1.125%	4/27/22	21,453	15,843	0.0%
	Wells Fargo Bank NA9	2.082%–5.250%	9/9/22–8/1/23	140,560	157,745	0.2%
†	Financials—Other[6,7,8,9,10,12,13,14]				12,315,745	15.2%
					22,003,200	28.0%
	Health Care
	AbbVie Inc.[8]	1.250%–5.000%	11/14/21–5/14/25	472,449	493,704	0.5%
	AbbVie Inc.	2.600%	11/21/24	307,610	325,128	0.4%
	AbbVie Inc.	2.300%	11/21/22	213,500	218,864	0.3%
	AbbVie Inc.	2.150%	11/19/21	161,500	162,415	0.2%
†	Health Care—Other[7,8]				4,464,796	5.8%
					5,664,907	7.2%
	Industrials
	Boeing Co.	2.196%	2/4/26	388,100	391,445	0.5%
	Boeing Co.	1.433%	2/4/24	222,700	223,190	0.3%
	Boeing Co.	4.875%	5/1/25	182,695	204,862	0.3%
	Boeing Co.	4.508%	5/1/23	174,223	185,096	0.2%
	Boeing Co.	1.167%–2.850%	5/1/22–2/1/26	97,854	101,095	0.1%
	Raytheon Technologies Corp.	3.200%	3/15/24	142,359	151,613	0.2%
†	Industrials—Other[4,6,7,8,9,10,15]				2,913,605	3.7%
					4,170,906	5.3%
†	Materials[7,8,9]				1,708,213	2.2%
†	Real Estate[7,8,9,10]				2,760,932	3.5%
	Technology
	Fiserv Inc.	2.750%	7/1/24	162,005	171,524	0.2%
	VMware Inc.	4.500%	5/15/25	149,682	167,677	0.2%
†	Technology—Other[7,8]				3,209,076	4.1%
					3,548,277	4.5%
	Utilities
	Duke Energy Corp.	3.227%	3/11/22	290,625	295,641	0.4%
10

Short-Term Investment-Grade Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
†	Utilities—Other[6,7,8,9,10]					2,795,168	3.5%
						3,090,809	3.9%
Total Corporate Bonds (Cost $58,836,821)						59,933,620	76.1%
Sovereign Bonds
	Republic of Colombia		4.000%	2/26/24	174,399	182,870	0.2%
†	Sovereign Bonds—Other[4,7,8,16]					2,121,079	2.7%
Total Sovereign Bonds (Cost $2,248,019)						2,303,949	2.9%
†Taxable Municipal Bonds (Cost $25,017)[6,17]						26,496	0.0%
					Shares
Common Stocks
Exchange-Traded Fund
	Vanguard Short-Term Corporate Bond ETF (Cost $78,302)[18]				967,764	80,199	0.1%
			Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund (Cost $696,635)[19]		0.064%		6,969,802	696,980	0.9%
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased
Over-the-Counter Swaptions
	Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	624,374	1,806	0.0%
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	623,325	1,826	0.0%
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	623,250	1,774	0.0%
11

Short-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)	Percentage of Net Assets
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	623,250	1,927	0.0%
					7,333	0.0%
Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	58,360	37	0.0%
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	38,860	24	0.0%
12

Short-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)	Percentage of Net Assets
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	27,485	17	0.0%
					78	0.0%
Total Options Purchased (Cost $12,100)					7,411	0.0%
Total Investments (Cost $77,218,016)					78,584,351	99.8%
Other Assets and Liabilities—Net					124,977	0.2%
Net Assets					78,709,328	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
[1]	Securities with a value of $41,886,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
[2]	Securities with a value of $37,907,000 have been segregated as initial margin for open centrally cleared swap contracts.
[3]	Securities with a value of $25,151,000 have been segregated as initial margin for open futures contracts.
[4]	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
[5]	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
[6]	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
[7]	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $9,748,138,000, representing 12.4% of net assets.
[8]	Certain securities have face amount denominated in euro.
[9]	Certain securities have face amount denominated in British pounds.
[10]	Certain securities have face amount denominated in Australian dollars.
[11]	Certain securities have face amount denominated in Canadian dollars.
[12]	Guaranteed by multiple countries.
[13]	Non-income-producing security—security in default.
[14]	Certain of the fund’s securities are valued using significant unobservable inputs.
[15]	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
[16]	Guaranteed by the Republic of Hungary.
[17]	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
[18]	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
[19]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
13

Short-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	7,754	1,710,969	(214)
5-Year U.S. Treasury Note	September 2021	31,871	3,966,197	17,331
Long U.S. Treasury Bond	September 2021	76	12,519	583
				17,700
Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(10,199)	(1,371,287)	(4,132)
5-Year Government of Canada Bond	September 2021	(231)	(23,248)	(156)
AUD 10-Year Treasury Bond	September 2021	(176)	(18,779)	(495)
AUD 3-Year Treasury Bond	September 2021	(843)	(72,428)	(79)
Euro-Bobl	September 2021	(5,298)	(850,704)	(7,670)
Euro-Bund	September 2021	(443)	(92,789)	(2,623)
Euro-Buxl	September 2021	(12)	(3,061)	(214)
Euro-Schatz	September 2021	(3,754)	(500,337)	(870)
Long Gilt	September 2021	(1,115)	(201,155)	(3,718)
Ultra 10-Year U.S. Treasury Note	September 2021	(492)	(73,923)	(361)
				(20,318)
				(2,618)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	8/27/21	CAD	44	USD	35	—	—
Deutsche Bank AG	8/27/21	CAD	22	USD	17	—	—
Citibank, N.A.	8/27/21	EUR	29,539	USD	34,908	151	—
Deutsche Bank AG	8/27/21	EUR	12,409	USD	14,750	—	(22)
Morgan Stanley Capital Services Inc.	8/27/21	EUR	12,265	USD	14,489	68	—
Barclays Bank plc	8/27/21	USD	339,145	AUD	459,987	1,533	—
State Street Bank & Trust Co.	8/27/21	USD	338,914	AUD	459,987	1,302	—
Bank of America, N.A.	8/27/21	USD	4,666	AUD	6,330	20	—
Citibank, N.A.	8/27/21	USD	43,049	CAD	54,265	—	(444)
State Street Bank & Trust Co.	8/27/21	USD	1,377,326	EUR	1,168,069	—	(9,040)
Goldman Sachs Bank USA	8/27/21	USD	534,134	EUR	453,843	—	(4,526)
Bank of America, N.A.	8/27/21	USD	21,309	EUR	18,110	—	(186)
State Street Bank & Trust Co.	8/27/21	USD	5,985	EUR	5,035	9	—
Toronto-Dominion Bank	8/27/21	USD	519,758	GBP	377,923	—	(5,590)
14

Short-Term Investment-Grade Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	8/27/21	USD	27,154	GBP	19,592	—	(80)
Toronto-Dominion Bank	8/27/21	USD	152	JPY	16,803	—	(1)
						3,083	(19,889)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S36-V1	6/21/24	USD 141,640	1.000	3,119	37
CDX-NA-IG-S36-V1	6/23/26	USD 1,481,800	1.000	37,727	4,994
				40,846	5,031
Credit Protection Purchased
CDX-NA-HY-S36-V1	6/23/26	USD 38,860	(5.000)	(3,837)	36
				37,009	5,067
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Ba1	12/23/25	GSI	3,270	1.000	37	21	16	—
American Express Co./A3	12/23/25	GSI	3,270	1.000	103	95	8	—
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	71	40	31	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	16,580	1.000	227	78	149	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	32,955	1.000	307	98	209	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	(2)	(17)	15	—
15

Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	132	341	—	(209)
Chubb INA Holdings Inc./A3	12/23/25	GSI	3,270	1.000	120	107	13	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	93	85	8	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	96	67	29	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	101	83	18	—
Dow Chemical Co./Baa2	12/23/25	GSI	3,270	1.000	74	55	19	—
Enbridge Inc./Baa1	12/23/25	GSI	3,270	1.000	59	49	10	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	53	17	36	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	30	(3)	33	—
International Business Machines Corp./A2	12/23/25	GSI	3,270	1.000	102	88	14	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	88	67	21	—
Lincoln National Corp./Baa1	12/23/25	GSI	3,270	1.000	58	38	20	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	105	88	17	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	43	26	17	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	115	102	13	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	80	65	15	—
Metlife Inc./A3	12/21/21	BARC	6,575	1.000	31	1	30	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	100	79	21	—
People’s Republic of China/A1	6/21/24	GSI	20,715	1.000	495	275	220	—
People’s Republic of China/A1	6/21/22	BNPSW	26,335	1.000	246	40	206	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	80	65	15	—
Republic of Chile/A1	9/22/26	BARC	10,200	1.000	150	180	—	(30)
Republic of Chile/A1	9/22/26	BARC	6,700	1.000	99	112	—	(13)
16

Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Republic of Chile/A1	6/23/26	BOANA	6,092	1.000	94	87	7	—
Republic of Chile/A1	6/23/26	GSI	20,300	1.000	314	266	48	—
Republic of Chile/A1	6/23/26	MSCS	21,300	1.000	329	289	40	—
Republic of Indonesia/Baa2	6/23/26	MSCS	27,336	1.000	276	157	119	—
Republic of Peru/A3	6/23/26	BARC	5,600	1.000	—	16	—	(16)
Republic of Peru/A3	6/23/26	JPMC	10,980	1.000	(1)	102	—	(103)
Russian Federation/Baa3	6/23/26	GSI	19,100	1.000	136	(5)	141	—
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	58	40	18	—
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	104	94	10	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	86	65	21	—
Verizon Communications Inc./Baa1	12/21/22	GSI	33,580	1.000	403	161	242	—
					5,092	3,614	1,849	(371)
Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	19,485	(1.000)	(313)	(118)	—	(195)
Bank of China Ltd.	6/21/22	BNPSW	26,335	(1.000)	(230)	(1)	—	(229)
Bank of China Ltd.	12/21/21	BNPSW	13,100	(1.000)	(61)	4	—	(65)
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	(39)	555	—	(594)
CVS Health Corp.	12/21/21	BARC	19,535	(1.000)	(93)	(50)	—	(43)
CVS Health Corp.	12/21/21	BARC	6,620	(1.000)	(31)	(16)	—	(15)
CVS Health Corp.	12/21/21	JPMC	29,300	(1.000)	(139)	(65)	—	(74)
Deutsche Bank AG	12/21/22	JPMC	20,120	(1.000)	(206)	(27)	—	(179)
Lincoln National Corp.	12/21/21	BARC	6,575	(1.000)	(31)	1	—	(32)
McDonald’s Corp.	6/22/22	GSI	26,675	(1.000)	(254)	(150)	—	(104)
Raytheon Co.	12/21/21	GSI	24,420	(1.000)	(122)	(69)	—	(53)
Raytheon Co.	12/21/21	GSI	24,415	(1.000)	(122)	(68)	—	(54)
17

Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Republic of Colombia	6/23/26	MSCS	3,720	(1.000)	79	55	24	—
Republic of Turkey	6/23/26	MSCS	5,960	(1.000)	725	568	157	—
Societe Generale SA	12/21/21	JPMC	9,765	(1.000)	(40)	(4)	—	(36)
Standard Chartered plc	12/21/21	JPMC	16,475	(1.000)	(81)	3	—	(84)
State of Qatar	6/21/22	BOANA	1,500	(1.000)	(14)	3	—	(17)
State of Qatar	6/21/22	CITNA	3,450	(1.000)	(31)	7	—	(38)
					(1,003)	628	181	(1,812)
					4,089	4,242	2,030	(2,183)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $5,087,000 and cash of $7,767,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/6/22	N/A	100	0.090[1]	(0.040)[2]	—	—
6/16/23	N/A	11,458	0.000[3]	(0.049)[4]	(23)	1
6/16/23	N/A	11,458	0.049[4]	(0.124)[3]	—	—
6/17/24	N/A	57,157	0.000[3]	(0.049)[4]	(413)	20
6/17/24	N/A	57,157	0.049[4]	(0.295)[3]	(34)	(32)
					(470)	(11)
1	Based on 1-Day USD Overnight Fed Funds Effective Rate as of the most recent payment date. Interest payment received/paid quarterly.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid quarterly.
3	Interest payment received/paid annually.
4	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $76,443,079)	77,807,172
Affiliated Issuers (Cost $774,937)	777,179
Total Investments in Securities	78,584,351
Investment in Vanguard	2,693
Cash	3,381
Foreign Currency, at Value (Cost $13,221)	13,238
Receivables for Investment Securities Sold	636,903
Receivables for Accrued Income	462,514
Receivables for Capital Shares Issued	63,797
Swap Premiums Paid	4,835
Unrealized Appreciation—Forward Currency Contracts	3,083
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,030
Other Assets	680
Total Assets	79,777,505
Liabilities
Payables for Investment Securities Purchased	974,680
Payables for Capital Shares Redeemed	49,950
Payables for Distributions	16,597
Payables to Vanguard	3,646
Swap Premiums Received	593
Variation Margin Payable—Futures Contracts	398
Variation Margin Payable—Centrally Cleared Swap Contracts	241
Unrealized Depreciation—Forward Currency Contracts	19,889
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,183
Total Liabilities	1,068,177
Net Assets	78,709,328
19

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities (continued)
At July 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	77,098,556
Total Distributable Earnings (Loss)	1,610,772
Net Assets	78,709,328

Investor Shares—Net Assets
Applicable to 823,312,885 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,044,896
Net Asset Value Per Share—Investor Shares	$10.99

Admiral Shares—Net Assets
Applicable to 5,028,036,853 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	55,237,896
Net Asset Value Per Share—Admiral Shares	$10.99

Institutional Shares—Net Assets
Applicable to 1,313,176,956 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,426,536
Net Asset Value Per Share—Institutional Shares	$10.99

See accompanying Notes, which are an integral part of the Financial Statements.
20

Short-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends—Affiliated Issuers	648
Interest—Unaffiliated Issuers	660,124
Interest—Affiliated Issuers	514
Total Income	661,286
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,118
Management and Administrative—Investor Shares	7,765
Management and Administrative—Admiral Shares	22,504
Management and Administrative—Institutional Shares	4,381
Marketing and Distribution—Investor Shares	388
Marketing and Distribution—Admiral Shares	1,279
Marketing and Distribution—Institutional Shares	175
Custodian Fees	176
Shareholders’ Reports—Investor Shares	83
Shareholders’ Reports—Admiral Shares	219
Shareholders’ Reports—Institutional Shares	10
Trustees’ Fees and Expenses	24
Total Expenses	40,122
Net Investment Income	621,164
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	329,047
Futures Contracts	83,264
Options Purchased	(3,632)
Options Written	3,075
Swap Contracts	36,735
Forward Currency Contracts	152,362
Foreign Currencies	(12,634)
Realized Net Gain (Loss)	588,217
21

Short-Term Investment-Grade Fund
Statement of Operations (continued)
Six Months Ended July 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(695,839)
Investment Securities—Affiliated Issuers	(232)
Futures Contracts	(17,888)
Options Purchased	(4,853)
Options Written	(295)
Swap Contracts	(10,405)
Forward Currency Contracts	(62,147)
Foreign Currencies	(514)
Change in Unrealized Appreciation (Depreciation)	(792,173)
Net Increase (Decrease) in Net Assets Resulting from Operations	417,208

See accompanying Notes, which are an integral part of the Financial Statements.
22

Short-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	621,164	1,445,806
Realized Net Gain (Loss)	588,217	371,946
Change in Unrealized Appreciation (Depreciation)	(792,173)	793,785
Net Increase (Decrease) in Net Assets Resulting from Operations	417,208	2,611,537
Distributions
Investor Shares	(68,377)	(175,858)
Admiral Shares	(441,966)	(1,039,658)
Institutional Shares	(125,003)	(255,366)
Total Distributions	(635,346)	(1,470,882)
Capital Share Transactions
Investor Shares	454,104	284,616
Admiral Shares	4,105,117	6,268,794
Institutional Shares	202,449	3,251,051
Net Increase (Decrease) from Capital Share Transactions	4,761,670	9,804,461
Total Increase (Decrease)	4,543,532	10,945,116
Net Assets
Beginning of Period	74,165,796	63,220,680
End of Period	78,709,328	74,165,796

See accompanying Notes, which are an integral part of the Financial Statements.
23

Short-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.02	$10.80	$10.50	$10.57	$10.65	$10.60
Investment Operations
Net Investment Income	.084[1]	.233[1]	.297[1]	.283[1]	.224[1]	.213
Net Realized and Unrealized Gain (Loss) on Investments	(.028)	.225	.304	(.069)	(.087)	.053
Total from Investment Operations	.056	.458	.601	.214	.137	.266
Distributions
Dividends from Net Investment Income	(.086)	(.238)	(.301)	(.284)	(.215)	(.205)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	(.011)
Total Distributions	(.086)	(.238)	(.301)	(.284)	(.217)	(.216)
Net Asset Value, End of Period	$10.99	$11.02	$10.80	$10.50	$10.57	$10.65
Total Return[2]	0.51%	4.29%	5.79%	2.07%	1.29%	2.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,045	$8,617	$8,179	$7,846	$9,333	$9,558
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.54%	2.14%	2.78%	2.71%	2.11%	2.00%
Portfolio Turnover Rate	38%[3]	89%[3]	76%[3]	71%[3]	86%	68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 3%, 13%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Short-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.02	$10.80	$10.50	$10.57	$10.65	$10.60
Investment Operations
Net Investment Income	.089[1]	.244[1]	.308[1]	.294[1]	.236[1]	.224
Net Realized and Unrealized Gain (Loss) on Investments	(.028)	.225	.304	(.070)	(.088)	.053
Total from Investment Operations	.061	.469	.612	.224	.148	.277
Distributions
Dividends from Net Investment Income	(.091)	(.249)	(.312)	(.294)	(.226)	(.216)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	(.011)
Total Distributions	(.091)	(.249)	(.312)	(.294)	(.228)	(.227)
Net Asset Value, End of Period	$10.99	$11.02	$10.80	$10.50	$10.57	$10.65
Total Return[2]	0.56%	4.39%	5.90%	2.17%	1.39%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55,238	$51,282	$44,211	$40,218	$42,156	$38,564
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.64%	2.23%	2.88%	2.81%	2.21%	2.10%
Portfolio Turnover Rate	38%[3]	89%[3]	76%[3]	71%[3]	86%	68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 3%, 13%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Short-Term Investment-Grade Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.02	$10.80	$10.50	$10.57	$10.65	$10.60
Investment Operations
Net Investment Income	.091[1]	.246[1]	.311[1]	.297[1]	.240[1]	.227
Net Realized and Unrealized Gain (Loss) on Investments	(.028)	.226	.304	(.070)	(.089)	.053
Total from Investment Operations	.063	.472	.615	.227	.151	.280
Distributions
Dividends from Net Investment Income	(.093)	(.252)	(.315)	(.297)	(.229)	(.219)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	(.011)
Total Distributions	(.093)	(.252)	(.315)	(.297)	(.231)	(.230)
Net Asset Value, End of Period	$10.99	$11.02	$10.80	$10.50	$10.57	$10.65
Total Return	0.58%	4.42%	5.93%	2.20%	1.42%	2.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,427	$14,267	$10,830	$10,100	$11,566	$9,949
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.67%	2.25%	2.91%	2.84%	2.24%	2.13%
Portfolio Turnover Rate	38%[2]	89%[2]	76%[2]	71%[2]	86%	68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 3%, 13%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Short-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
27

Short-Term Investment-Grade Fund
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented 6% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset
28

Short-Term Investment-Grade Fund
(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2021, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2021, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
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Short-Term Investment-Grade Fund
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty
30

Short-Term Investment-Grade Fund
may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2021, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
8. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys
31

Short-Term Investment-Grade Fund
mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
32

Short-Term Investment-Grade Fund
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,693,000, representing less than 0.01% of the fund’s net assets and 1.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
33

Short-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,111,266	—	9,111,266
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,424,430	—	6,424,430
Corporate Bonds	—	59,933,617	3	59,933,620
Sovereign Bonds	—	2,303,949	—	2,303,949
Taxable Municipal Bonds	—	26,496	—	26,496
Common Stocks	80,199	—	—	80,199
Temporary Cash Investments	696,980	—	—	696,980
Options Purchased	—	7,411	—	7,411
Total	777,179	77,807,169	3	78,584,351
Derivative Financial Instruments
Assets
Futures Contracts[1]	17,914	—	—	17,914
Forward Currency Contracts	—	3,083	—	3,083
Swap Contracts	5,088[1]	2,030	—	7,118
Total	23,002	5,113	—	28,115
Liabilities
Futures Contracts[1]	20,532	—	—	20,532
Forward Currency Contracts	—	19,889	—	19,889
Swap Contracts	32[1]	2,183	—	2,215
Total	20,564	22,072	—	42,636
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At July 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	7,333	—	78	7,411
Swap Premiums Paid	—	—	4,835	4,835
Unrealized Appreciation—Futures Contracts[1]	17,914	—	—	17,914
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	21	—	5,067	5,088
34

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	3,083	—	3,083
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	2,030	2,030
Total Assets	25,268	3,083	12,010	40,361

Swap Premiums Received	—	—	593	593
Unrealized Depreciation—Futures Contracts[1]	20,532	—	—	20,532
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	32	—	—	32
Unrealized Depreciation—Forward Currency Contracts	—	19,889	—	19,889
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	2,183	2,183
Total Liabilities	20,564	19,889	2,776	43,229
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	83,264	—	—	83,264
Options Purchased	(55)	—	(3,577)	(3,632)
Options Written	—	—	3,075	3,075
Swap Contracts	5,332	—	31,403	36,735
Forward Currency Contracts	—	152,362	—	152,362
Realized Net Gain (Loss) on Derivatives	88,541	152,362	30,901	271,804
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(17,888)	—	—	(17,888)
Options Purchased	(3,930)	—	(923)	(4,853)
Options Written	—	—	(295)	(295)
Swap Contracts	(1,215)	—	(9,190)	(10,405)
Forward Currency Contracts	—	(62,147)	—	(62,147)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(23,033)	(62,147)	(10,408)	(95,588)
35

Short-Term Investment-Grade Fund
E.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	77,440,455
Gross Unrealized Appreciation	1,278,758
Gross Unrealized Depreciation	(145,141)
Net Unrealized Appreciation (Depreciation)	1,133,617
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $79,659,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2021, the fund purchased $19,860,193,000 of investment securities and sold $13,672,235,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,148,638,000 and $14,527,342,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended July 31, 2021, such purchases and sales were $4,069,898,000 and $1,070,703,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,300,053	118,450	3,104,089	285,855
Issued in Lieu of Cash Distributions	64,229	5,854	164,257	15,072
Redeemed	(910,178)	(82,974)	(2,983,730)	(276,021)
Net Increase (Decrease)—Investor Shares	454,104	41,330	284,616	24,906
Admiral Shares
Issued	10,553,691	961,786	20,001,081	1,832,509
Issued in Lieu of Cash Distributions	351,249	32,018	828,429	76,003
Redeemed	(6,799,823)	(619,828)	(14,560,716)	(1,346,688)
Net Increase (Decrease)—Admiral Shares	4,105,117	373,976	6,268,794	561,824
36

Short-Term Investment-Grade Fund
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	2,487,869	226,707	6,743,962	616,179
Issued in Lieu of Cash Distributions	116,101	10,584	234,890	21,546
Redeemed	(2,401,521)	(218,921)	(3,727,801)	(345,374)
Net Increase (Decrease)—Institutional Shares	202,449	18,370	3,251,051	292,351
H.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	2,215,174	NA1	NA1	—	—	514	—	696,980
Vanguard Short- Term Corporate Bond ETF	80,431	—	—	—	(232)	648	—	80,199
Total	2,295,605			—	(232)	1,162	—	777,179
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
37

Intermediate-Term Investment-Grade Fund
Fund Allocation
As of July 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	4.9%
Corporate Bonds - Communications	6.8
Corporate Bonds - Consumer Discretionary	5.1
Corporate Bonds - Consumer Staples	5.1
Corporate Bonds - Energy	7.2
Corporate Bonds - Financials	25.9
Corporate Bonds - Health Care	7.0
Corporate Bonds - Industrials	5.8
Corporate Bonds - Materials	2.0
Corporate Bonds - Real Estate	6.2
Corporate Bonds - Technology	6.8
Corporate Bonds - Utilities	5.3
Sovereign Bonds	4.4
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	7.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
38

Intermediate-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of July 31, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Note/Bond[1]	1.125%	2/15/31	600,000	595,125	1.6%
U.S. Treasury Note/Bond[2]	1.250%	4/30/28	500,000	509,219	1.3%
U.S. Treasury Note/Bond	1.625%	5/15/31	450,000	466,523	1.2%
U.S. Treasury Note/Bond[1,3]	0.875%	11/15/30	375,000	364,336	1.0%
U.S. Treasury Note/Bond[1]	1.250%	6/30/28	275,000	279,770	0.7%
U.S. Treasury Note/Bond	1.250%	3/31/28	250,000	254,727	0.7%
U.S. Treasury Note/Bond	1.250%	5/31/28	250,000	254,531	0.7%
				2,724,231	7.2%
†Agency Bonds and Notes[4,5]				3,871	0.0%
†Nonconventional Mortgage-Backed Securities[4,5,6]				24,003	0.1%
Total U.S. Government and Agency Obligations (Cost $2,696,263)				2,752,105	7.3%
Asset-Backed/Commercial Mortgage-Backed Securities
Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7[4]	3.441%	9/15/48	4,411	4,731	0.0%
Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3[4]	3.574%	2/15/50	1,540	1,720	0.0%
Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7[4,6]	4.358%	9/15/48	360	360	0.0%
39

Intermediate-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
GS Mortgage Securities Corp. II Class A5 Series 2018-GS10[4,6]	4.155%	7/10/51	1,065	1,236	0.0%
GS Mortgage Securities Trust Class A3 Series 2015-GC34[4]	3.244%	10/10/48	7,544	8,003	0.0%
GS Mortgage Securities Trust Class A3 Series 2017-GS6[4]	3.433%	5/10/50	5,920	6,570	0.0%
GS Mortgage Securities Trust Class A4 Series 2013-GC12[4]	3.135%	6/10/46	4,128	4,296	0.0%
GS Mortgage Securities Trust Class A4 Series 2013-GC14[4]	3.955%	8/10/46	5,899	6,118	0.0%
GS Mortgage Securities Trust Class A4 Series 2014-GC26[4]	3.364%	11/10/47	7,602	8,044	0.0%
GS Mortgage Securities Trust Class A4 Series 2015-GC28[4]	3.136%	2/10/48	8,999	9,520	0.1%
GS Mortgage Securities Trust Class A4 Series 2015-GC30[4]	3.382%	5/10/50	2,398	2,593	0.0%
GS Mortgage Securities Trust Class A4 Series 2015-GC32[4]	3.764%	7/10/48	4,615	5,074	0.0%
GS Mortgage Securities Trust Class A4 Series 2016-GS3[4]	2.850%	10/10/49	2,220	2,389	0.0%
GS Mortgage Securities Trust Class A4 Series 2019-GC38[4]	3.968%	2/10/52	3,080	3,553	0.0%
GS Mortgage Securities Trust Class A4 Series 2019-GC40[4]	3.160%	7/10/52	6,528	7,205	0.0%
GS Mortgage Securities Trust Class A4 Series 2019-GC42[4]	3.001%	9/1/52	7,000	7,651	0.0%
GS Mortgage Securities Trust Class A5 Series 2013-GC13[4,6]	4.052%	7/10/46	185	196	0.0%
GS Mortgage Securities Trust Class A5 Series 2014-GC20[4]	3.998%	4/10/47	6,289	6,738	0.0%
GS Mortgage Securities Trust Class A5 Series 2020-GC45[4]	2.911%	2/13/53	18,170	19,728	0.1%
GS Mortgage Securities Trust Class AAB Series 2020-GC45[4]	2.843%	2/13/53	7,336	7,954	0.0%
GS Mortgage Securities Trust Class AS Series 2012-GC6[4,7]	4.948%	1/10/45	1,025	1,033	0.0%
GS Mortgage Securities Trust Class AS Series 2014-GC20[4]	4.258%	4/10/47	570	614	0.0%
GS Mortgage Securities Trust Class AS Series 2014-GC24[4,6]	4.162%	9/10/47	6,520	7,066	0.0%
40

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	GS Mortgage Securities Trust Class B Series 2013-GC12[4,6]	3.777%	6/10/46	1,550	1,613	0.0%
	GS Mortgage Securities Trust Class B Series 2014-GC24[4,6]	4.515%	9/10/47	2,610	2,731	0.0%
	GS Mortgage Securities Trust Class C Series 2013-GC13[4,6,7]	4.085%	7/10/46	1,210	1,188	0.0%
	GS Mortgage Securities Trust Class C Series 2014-GC24[4,6]	4.536%	9/10/47	4,615	4,381	0.0%
	GS Mortgage Securities Trust Class C Series 2015-GC34[4,6]	4.648%	10/10/48	2,610	2,774	0.0%
	Morgan Stanley Capital I Class A4 Series 2017-HR2[4]	3.587%	12/15/50	3,506	3,926	0.0%
	Morgan Stanley Capital I Class ASB Series 2017-HR2[4]	3.509%	12/15/50	2,800	3,056	0.0%
	Morgan Stanley Capital I Trust Class A Series 2014-150E4,7	3.912%	9/9/32	3,670	3,945	0.0%
	Morgan Stanley Capital I Trust Class A Series 2015-420[4,7]	3.727%	10/12/50	2,308	2,463	0.0%
	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2[4]	2.791%	11/15/49	8,300	8,839	0.0%
	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2[4]	3.049%	11/15/49	5,260	5,728	0.0%
	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11[4]	2.782%	8/15/49	2,778	2,982	0.0%
	Morgan Stanley Capital I Trust Class A4 Series 2021-L6[4]	2.444%	6/15/54	1,900	1,986	0.0%
	Morgan Stanley Capital I Trust Class AS Series 2012-C4[4]	3.773%	3/15/45	2,440	2,460	0.0%
	Morgan Stanley Capital I Trust Class C Series 2015-UBS8[4,6]	4.582%	12/15/48	1,610	1,580	0.0%
†	Asset-Backed/Commercial Mortgage-Backed Securities—Other[4,6,7]				1,641,516	4.6%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,739,213)					1,813,560	4.8%
Corporate Bonds
	Communications
	Comcast Corp.	4.150%	10/15/28	81,690	95,188	0.3%
	Fox Corp.	4.709%	1/25/29	61,320	72,511	0.2%
	T-Mobile USA Inc.	3.750%	4/15/27	134,017	149,429	0.4%
	T-Mobile USA Inc.	3.875%	4/15/30	130,135	147,055	0.4%
	Verizon Communications Inc.[8]	1.500%–4.500%	2/17/25–1/20/31	244,174	263,090	0.7%
	Verizon Communications Inc.	2.100%	3/22/28	138,235	142,286	0.4%
41

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Verizon Communications Inc.	2.550%	3/21/31	96,531	100,357	0.3%
†	Communications—Other[7,9,10]				1,582,146	4.1%
					2,552,062	6.8%
	Consumer Discretionary
	Home Depot Inc.	2.950%	6/15/29	71,145	78,555	0.2%
	Nissan Motor Co. Ltd.[7]	4.345%	9/17/27	72,500	80,610	0.2%
†	Consumer Discretionary—Other[7,9]				1,756,589	4.7%
					1,915,754	5.1%
	Consumer Staples
	7-Eleven Inc.[7]	1.300%	2/10/28	71,032	69,446	0.2%
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	68,436	78,410	0.2%
	BAT Capital Corp.	4.700%	4/2/27	62,771	71,443	0.2%
†	Consumer Staples—Other[7,9,10]				1,689,950	4.4%
					1,909,249	5.0%
	Energy
	Exxon Mobil Corp.	2.610%	10/15/30	77,145	82,549	0.2%
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	60,665	68,925	0.2%
	Shell International Finance BV	2.375%	11/7/29	117,219	123,156	0.3%
†	Energy—Other[7,9,11]				2,423,841	6.4%
					2,698,471	7.1%
	Financials
	Bank of America Corp.[9]	0.654%–4.450%	3/3/26–3/15/50	743,615	793,441	2.4%
	Bank of America Corp.	3.419%	12/20/28	67,280	73,969	0.2%
	Citigroup Inc.	1.122%–6.625%	3/9/26–7/23/48	534,257	590,734	1.7%
	E*TRADE Financial Corp.	3.800%	8/24/27	3,003	3,370	0.0%
	Goldman Sachs Group Inc.[9]	1.000%–4.750%	10/21/25–10/21/45	454,309	504,073	1.6%
	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%[6,8]	1.570%	5/2/24	30,700	23,106	0.1%
	HSBC Holdings plc[10]	1.589%–4.950%	8/18/25–5/24/32	354,754	390,395	1.1%
	HSBC Holdings plc	4.041%	3/13/28	78,139	87,500	0.2%
	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%[6,8]	1.139%	2/16/24	28,200	20,863	0.1%
	JPMorgan Chase & Co.	0.824%–4.493%	6/1/25–4/22/51	780,005	827,541	2.3%
	Lloyds Banking Group plc	3.750%	1/11/27	68,999	76,684	0.2%
	Morgan Stanley	0.985%–5.597%	7/23/25–3/24/51	361,253	390,576	1.1%
	Morgan Stanley	0.790%	5/30/25	107,221	107,092	0.3%
	Morgan Stanley	3.875%	1/27/26	84,720	95,006	0.3%
	Morgan Stanley	3.625%	1/20/27	68,607	76,640	0.2%
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	84,077	90,941	0.2%
	Wells Fargo & Co.[8,10]	2.125%–5.013%	4/22/26–4/4/51	335,439	366,796	1.1%
	Wells Fargo & Co.	3.000%	10/23/26	75,315	81,720	0.2%
	Wells Fargo Bank NA10	5.250%	8/1/23	23,050	34,761	0.1%
†	Financials—Other[6,7,8,9,10,12,13,14]				5,016,172	12.1%
					9,651,380	25.5%
	Health Care
	AbbVie Inc.	2.950%	11/21/26	74,412	80,590	0.2%
	Amgen Inc.	2.200%	2/21/27	65,841	69,047	0.2%
42

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	CVS Health Corp.	4.300%	3/25/28	109,084	126,309	0.3%
	CVS Health Corp.	3.625%	4/1/27	61,060	68,069	0.2%
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	76,737	77,136	0.2%
†	Health Care—Other[7,9,15]				2,188,713	5.8%
					2,609,864	6.9%
	Industrials
	Boeing Co.	5.040%	5/1/27	64,624	74,806	0.2%
	Boeing Co.	5.150%	5/1/30	61,541	73,266	0.2%
	Delta Air Lines Inc. / SkyMiles IP Ltd.[4,7]	4.750%	10/20/28	89,502	100,236	0.3%
	Northrop Grumman Corp.	3.250%	1/15/28	77,009	84,680	0.2%
†	Industrials—Other[4,6,7,8,9,10,15]				1,820,986	4.8%
					2,153,974	5.7%
†	Materials[7,9,10]				762,860	2.0%
†	Real Estate[7,9,10]				2,293,366	6.1%
	Technology
	Apple Inc.	1.400%	8/5/28	115,000	115,123	0.3%
	Dell International LLC / EMC Corp.	4.900%–6.100%	6/15/26–7/15/27	79,825	96,579	0.3%
	Dell International LLC / EMC Corp.	5.300%	10/1/29	70,197	85,930	0.2%
	Dell International LLC / EMC Corp.	6.200%	7/15/30	65,551	85,161	0.2%
	Oracle Corp.	2.875%	3/25/31	90,937	96,155	0.3%
	Oracle Corp.	2.300%	3/25/28	92,518	95,979	0.3%
	Oracle Corp.	2.950%	4/1/30	70,260	75,016	0.2%
	QUALCOMM Inc.	3.250%	5/20/27	68,234	75,510	0.2%
	VMware Inc.	1.400%–4.700%	8/15/26–8/15/31	89,730	99,689	0.1%
	VMware Inc.	3.900%	8/21/27	72,562	81,708	0.2%
†	Technology—Other[7]				1,618,355	4.4%
					2,525,205	6.7%
†	Utilities[6,7,8,9]				1,992,049	5.3%
Total Corporate Bonds (Cost $29,911,770)					31,064,234	82.2%
Sovereign Bonds
	KSA Sukuk Ltd.	3.628%	4/20/27	75,706	83,508	0.2%
	Republic of Colombia	4.500%	1/28/26	94,468	102,644	0.3%
	Republic of Indonesia	3.750%	4/25/22	87,775	89,864	0.2%
	United Mexican States	4.500%	4/22/29	141,380	161,054	0.4%
†	Sovereign Bonds—Other[4,7,9,16]				1,195,862	3.2%
Total Sovereign Bonds (Cost $1,586,519)					1,632,932	4.3%
†Taxable Municipal Bonds (Cost $46,417)[6,17]					51,061	0.1%
				Shares
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund (Cost $217,927)[18]	0.064%		2,179,326	217,932	0.6%
43

Intermediate-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)	Percentage of Net Assets
Options Purchased
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	317,328	918	0.0%
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	318,214	932	0.0%
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	316,703	902	0.0%
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	316,703	979	0.0%
					3,731	0.0%
Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	27,890	17	0.0%
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	18,510	12	0.0%
44

Intermediate-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)	Percentage of Net Assets
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	13,090	8	0.0%
					37	0.0%
Total Options Purchased (Cost $6,122)					3,768	0.0%
Total Investments (Cost $36,204,231)					37,535,592	99.3%
Other Assets and Liabilities—Net					260,749	0.7%
Net Assets					37,796,341	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
[1]	Securities with a value of $16,269,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
[2]	Securities with a value of $43,386,000 have been segregated as initial margin for open futures contracts.
[3]	Securities with a value of $1,230,000 have been segregated as initial margin for open centrally cleared swap contracts.
[4]	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
[5]	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
[6]	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
[7]	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $3,487,764,000, representing 9.2% of net assets.
[8]	Certain securities have face amount denominated in Australian dollars.
[9]	Certain securities have face amount denominated in euro.
[10]	Certain securities have face amount denominated in British pounds.
[11]	Guaranteed by the Republic of Azerbaijan.
[12]	Guaranteed by multiple countries.
[13]	Non-income-producing security—security in default.
[14]	Certain of the fund’s securities are valued using significant unobservable inputs.
[15]	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
[16]	Guaranteed by the State of Qatar.
[17]	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
[18]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
45

Intermediate-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2021	18,137	2,438,576	31,009
Ultra 10-Year U.S. Treasury Note	September 2021	8,894	1,336,324	11,192
				42,201
Short Futures Contracts
2-Year U.S. Treasury Note	September 2021	(2,402)	(530,016)	(121)
5-Year U.S. Treasury Note	September 2021	(1,510)	(187,912)	8
AUD 10-Year Treasury Bond	September 2021	(351)	(37,452)	(1,051)
AUD 3-Year Treasury Bond	September 2021	(1,070)	(91,931)	(101)
Euro-Bobl	September 2021	(2,367)	(380,071)	(3,222)
Euro-Bund	September 2021	(1,426)	(298,684)	(6,362)
Euro-Buxl	September 2021	(276)	(70,405)	(4,148)
Euro-Schatz	September 2021	(406)	(54,112)	(90)
Long Gilt	September 2021	(1,244)	(224,428)	(1,864)
Long U.S. Treasury Bond	September 2021	(1,434)	(236,207)	(10,091)
Ultra Long U.S. Treasury Bond	September 2021	(1,787)	(356,562)	(21,003)
				(48,045)
				(5,844)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	8/27/21	EUR	22,195	USD	26,240	103	—
UBS AG	8/27/21	MXN	37,453	USD	1,860	14	—
JPMorgan Chase Bank, N.A.	8/27/21	ZAR	23,919	USD	1,608	19	—
State Street Bank & Trust Co.	8/27/21	USD	164,321	AUD	223,028	627	—
Barclays Bank plc	8/27/21	USD	160,502	AUD	217,691	726	—
State Street Bank & Trust Co.	8/27/21	USD	471,867	EUR	400,867	—	(3,917)
Goldman Sachs Bank USA	8/27/21	USD	471,786	EUR	400,867	—	(3,998)
State Street Bank & Trust Co.	8/27/21	USD	16,234	EUR	13,657	24	—
JPMorgan Chase Bank, N.A.	8/27/21	USD	1,529	EUR	1,294	—	(7)
Toronto-Dominion Bank	8/27/21	USD	326,036	GBP	237,066	—	(3,506)
Morgan Stanley Capital Services Inc.	8/27/21	USD	50,553	GBP	36,588	—	(308)
46

Intermediate-Term Investment-Grade Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	8/27/21	USD	8,021	GBP	5,827	—	(79)
Toronto-Dominion Bank	8/27/21	USD	75	JPY	8,326	—	—
						1,513	(11,815)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican pesos.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S36-V1	6/21/24	USD 67,550	1.000	1,488	17

Credit Protection Purchased
CDX-NA-HY-S36-V1	6/23/26	USD 18,510	(5.000)	(1,828)	17
CDX-NA-IG-S36-V1	6/23/26	USD 42,018	(1.000)	(1,070)	(39)
				(2,898)	(22)
				(1,410)	(5)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Ba1	12/23/25	GSI	1,630	1.000	18	10	8	—
America Movil SAB de CV/A3	12/21/22	BARC	15,000	1.000	146	(40)	186	—
American Express Co./A3	12/23/25	GSI	1,630	1.000	51	47	4	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	35	20	15	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	566	389	177	—
47

Intermediate-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	274	182	92	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	7,605	1.000	104	36	68	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	15,760	1.000	147	47	100	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	(1)	(8)	7	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	1,630	1.000	59	53	6	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	46	42	4	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	48	34	14	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	51	42	9	—
Dow Chemical Co./Baa2	12/23/25	GSI	1,630	1.000	37	27	10	—
Enbridge Inc./Baa1	12/23/25	GSI	1,630	1.000	29	24	5	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	26	8	18	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	16	(1)	17	—
International Business Machines Corp./A2	12/23/25	GSI	1,630	1.000	51	44	7	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	45	34	11	—
Lincoln National Corp./Baa1	12/23/25	GSI	1,630	1.000	29	19	10	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	52	44	8	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	21	13	8	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	57	51	6	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	39	32	7	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	535	13	522	—
Metlife Inc./A3	12/21/21	BARC	3,165	1.000	14	—	14	—
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	50	39	11	—
People’s Republic of China/A1	6/21/22	BNPSW	22,800	1.000	213	35	178	—
48

Intermediate-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	40	32	8	—
Republic of Chile/A1	6/23/26	JPMC	20,000	1.000	309	325	—	(16)
Republic of Indonesia/Baa2	6/23/26	BARC	19,600	1.000	198	232	—	(34)
Republic of Indonesia/Baa2	6/23/26	BARC	17,604	1.000	178	208	—	(30)
Republic of Indonesia/Baa2	6/23/26	BARC	15,000	1.000	152	163	—	(11)
Republic of Indonesia/Baa2	6/23/26	BARC	8,700	1.000	88	103	—	(15)
Republic of Peru/A3	6/23/26	BARC	5,100	1.000	(1)	14	—	(15)
Republic of Peru/A3	6/23/26	BNPSW	13,060	1.000	(1)	93	—	(94)
Russian Federation/Baa3	6/23/26	GSI	21,614	1.000	155	(5)	160	—
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	29	20	9	—
Unibail-Rodamco-Westfield SE/Baa1	6/23/26	GSI	12,100[2]	1.000	(17)	(164)	147	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	52	47	5	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	43	32	11	—
Verizon Communications Inc./Baa1	12/21/22	GSI	15,585	1.000	187	75	112	—
					4,170	2,411	1,974	(215)
Credit Protection Purchased
Bank of China Ltd.	6/21/22	BNPSW	22,800	(1.000)	(200)	(1)	—	(199)
Bank of China Ltd.	12/21/21	BNPSW	6,200	(1.000)	(29)	2	—	(31)
CVS Health Corp.	12/21/21	BARC	3,220	(1.000)	(15)	(8)	—	(7)
CVS Health Corp.	12/21/21	BOANA	15,000	(1.000)	(71)	(38)	—	(33)
Deutsche Bank AG	12/21/22	JPMC	9,115	(1.000)	(93)	(12)	—	(81)
Federative Republic of Brazil	6/23/26	MSCS	9,220	(1.000)	321	332	—	(11)
Lincoln National Corp.	12/21/21	BARC	3,165	(1.000)	(15)	1	—	(16)
McDonald’s Corp.	6/22/22	GSI	12,325	(1.000)	(117)	(69)	—	(48)
49

Intermediate-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Republic of Philippines	6/23/26	BNPSW	7,940	(1.000)	(196)	(208)	12	—
Republic of Turkey	6/23/26	MSCS	3,055	(1.000)	371	291	80	—
Societe Generale SA	12/21/21	JPMC	14,675	(1.000)	(61)	(7)	—	(54)
Standard Chartered plc	12/21/21	JPMC	7,945	(1.000)	(39)	1	—	(40)
State of Qatar	6/21/22	BOANA	1,360	(1.000)	(12)	3	—	(15)
State of Qatar	6/21/22	CITNA	2,640	(1.000)	(24)	5	—	(29)
					(180)	292	92	(564)
					3,990	2,703	2,066	(779)
1	Periodic premium received/paid quarterly.
2	Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $2,701,000 and cash of $5,342,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/16/23	N/A	3,603	0.000[1]	(0.049)[2]	(7)	—
6/16/23	N/A	3,603	0.049[2]	(0.123)[1]	—	—
6/17/24	N/A	12,946	0.000[1]	(0.049)[2]	(93)	5
6/17/24	N/A	12,946	0.049[2]	(0.294)[1]	(8)	(7)
					(108)	(2)
1	Interest payment received/paid annually.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.
50

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $35,986,304)	37,317,660
Affiliated Issuers (Cost $217,927)	217,932
Total Investments in Securities	37,535,592
Investment in Vanguard	1,273
Cash	3,028
Foreign Currency, at Value (Cost $15,059)	15,028
Receivables for Investment Securities Sold	304,154
Receivables for Accrued Income	260,423
Receivables for Capital Shares Issued	21,807
Swap Premiums Paid	3,264
Variation Margin Receivable—Futures Contracts	2,506
Variation Margin Receivable—Centrally Cleared Swap Contracts	92
Unrealized Appreciation—Forward Currency Contracts	1,513
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,066
Other Assets	100
Total Assets	38,150,846
Liabilities
Payables for Investment Securities Purchased	310,856
Payables for Capital Shares Redeemed	18,776
Payables for Distributions	9,973
Payables to Vanguard	1,745
Swap Premiums Received	561
Unrealized Depreciation—Forward Currency Contracts	11,815
Unrealized Depreciation—Over-the-Counter Swap Contracts	779
Total Liabilities	354,505
Net Assets	37,796,341
51

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities (continued)
At July 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	36,195,344
Total Distributable Earnings (Loss)	1,600,997
Net Assets	37,796,341

Investor Shares—Net Assets
Applicable to 211,419,746 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,179,850
Net Asset Value Per Share—Investor Shares	$10.31

Admiral Shares—Net Assets
Applicable to 3,454,380,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,616,491
Net Asset Value Per Share—Admiral Shares	$10.31

See accompanying Notes, which are an integral part of the Financial Statements.
52

Intermediate-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Interest[1]	435,593
Total Income	435,593
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,697
Management and Administrative—Investor Shares	1,885
Management and Administrative—Admiral Shares	14,390
Marketing and Distribution—Investor Shares	128
Marketing and Distribution—Admiral Shares	842
Custodian Fees	156
Shareholders’ Reports—Investor Shares	37
Shareholders’ Reports—Admiral Shares	190
Trustees’ Fees and Expenses	13
Total Expenses	19,338
Net Investment Income	416,255
Realized Net Gain (Loss)
Investment Securities Sold[1]	231,718
Futures Contracts	49,566
Options Purchased	(1,763)
Options Written	1,549
Swap Contracts	4,262
Forward Currency Contracts	54,539
Foreign Currencies	(5,773)
Realized Net Gain (Loss)	334,098
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(346,250)
Futures Contracts	(16,907)
Options Purchased	(2,435)
Options Written	(158)
Swap Contracts	2,563
Forward Currency Contracts	(22,967)
Foreign Currencies	(154)
Change in Unrealized Appreciation (Depreciation)	(386,308)
Net Increase (Decrease) in Net Assets Resulting from Operations	364,045
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $192,000, $0, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Intermediate-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	416,255	868,577
Realized Net Gain (Loss)	334,098	1,297,445
Change in Unrealized Appreciation (Depreciation)	(386,308)	274,647
Net Increase (Decrease) in Net Assets Resulting from Operations	364,045	2,440,669
Distributions
Investor Shares	(37,940)	(130,968)
Admiral Shares	(610,994)	(1,911,445)
Total Distributions	(648,934)	(2,042,413)
Capital Share Transactions
Investor Shares	(104,359)	(190,626)
Admiral Shares	787,804	3,585,341
Net Increase (Decrease) from Capital Share Transactions	683,445	3,394,715
Total Increase (Decrease)	398,556	3,792,971
Net Assets
Beginning of Period	37,397,785	33,604,814
End of Period	37,796,341	37,397,785

See accompanying Notes, which are an integral part of the Financial Statements.
54

Intermediate-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.39	$10.23	$9.52	$9.61	$9.66	$9.72
Investment Operations
Net Investment Income	.110[1]	.252[1]	.300[1]	.300[1]	.277[1]	.278
Net Realized and Unrealized Gain (Loss) on Investments	(.015)	.500	.711	(.087)	(.034)	.030
Total from Investment Operations	.095	.752	1.011	.213	.243	.308
Distributions
Dividends from Net Investment Income	(.111)	(.257)	(.301)	(.303)	(.274)	(.276)
Distributions from Realized Capital Gains	(.064)	(.335)	—	—	(.016)	(.092)
Total Distributions	(.175)	(.592)	(.301)	(.303)	(.290)	(.368)
Net Asset Value, End of Period	$10.31	$10.39	$10.23	$9.52	$9.61	$9.66
Total Return[2]	0.96%	7.49%	10.76%	2.31%	2.47%	3.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,180	$2,305	$2,459	$2,115	$2,472	$2,671
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.41%	3.03%	3.20%	2.84%	2.80%
Portfolio Turnover Rate	45%[3]	113%[3,4]	114%[3]	73%[3]	63%	68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1%, 12%, 1% and 1%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Intermediate-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.39	$10.23	$9.52	$9.61	$9.66	$9.72
Investment Operations
Net Investment Income	.115[1]	.261[1]	.309[1]	.310[1]	.288[1]	.288
Net Realized and Unrealized Gain (Loss) on Investments	(.015)	.501	.712	(.087)	(.039)	.030
Total from Investment Operations	.100	.762	1.021	.223	.249	.318
Distributions
Dividends from Net Investment Income	(.116)	(.267)	(.311)	(.313)	(.283)	(.286)
Distributions from Realized Capital Gains	(.064)	(.335)	—	—	(.016)	(.092)
Total Distributions	(.180)	(.602)	(.311)	(.313)	(.299)	(.378)
Net Asset Value, End of Period	$10.31	$10.39	$10.23	$9.52	$9.61	$9.66
Total Return[2]	1.01%	7.59%	10.87%	2.41%	2.58%	3.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,616	$35,093	$31,146	$27,011	$27,000	$25,145
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.50%	3.13%	3.30%	2.94%	2.90%
Portfolio Turnover Rate	45%[3]	113%[3,4]	114%[3]	73%[3]	63%	68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1%, 12%, 1% and 1%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Intermediate-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The
57

Intermediate-Term Investment-Grade Fund
primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented 9% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
58

Intermediate-Term Investment-Grade Fund
During the six months ended July 31, 2021, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2021, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market.
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Intermediate-Term Investment-Grade Fund
The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral
60

Intermediate-Term Investment-Grade Fund
received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2021, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
8. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the
61

Intermediate-Term Investment-Grade Fund
securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
62

Intermediate-Term Investment-Grade Fund
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,273,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
63

Intermediate-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,752,105	—	2,752,105
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,813,560	—	1,813,560
Corporate Bonds	—	31,064,231	3	31,064,234
Sovereign Bonds	—	1,632,932	—	1,632,932
Taxable Municipal Bonds	—	51,061	—	51,061
Temporary Cash Investments	217,932	—	—	217,932
Options Purchased	—	3,768	—	3,768
Total	217,932	37,317,657	3	37,535,592
Derivative Financial Instruments
Assets
Futures Contracts[1]	42,209	—	—	42,209
Forward Currency Contracts	—	1,513	—	1,513
Swap Contracts	39[1]	2,066	—	2,105
Total	42,248	3,579	—	45,827
Liabilities
Futures Contracts[1]	48,053	—	—	48,053
Forward Currency Contracts	—	11,815	—	11,815
Swap Contracts	46[1]	779	—	825
Total	48,099	12,594	—	60,693
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At July 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	3,731	—	37	3,768
Swap Premiums Paid	—	—	3,264	3,264
Unrealized Appreciation—Futures Contracts[1]	42,209	—	—	42,209
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	5	—	34	39
64

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	1,513	—	1,513
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	2,066	2,066
Total Assets	45,945	1,513	5,401	52,859

Swap Premiums Received	—	—	561	561
Unrealized Depreciation—Futures Contracts[1]	48,053	—	—	48,053
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	7	—	39	46
Unrealized Depreciation—Forward Currency Contracts	—	11,815	—	11,815
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	779	779
Total Liabilities	48,060	11,815	1,379	61,254
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	49,566	—	—	49,566
Options Purchased	(28)	—	(1,735)	(1,763)
Options Written	—	—	1,549	1,549
Swap Contracts	1,322	—	2,940	4,262
Forward Currency Contracts	—	54,539	—	54,539
Realized Net Gain (Loss) on Derivatives	50,860	54,539	2,754	108,153
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(16,907)	—	—	(16,907)
Options Purchased	(1,998)	—	(437)	(2,435)
Options Written	—	—	(158)	(158)
Swap Contracts	(217)	—	2,780	2,563
Forward Currency Contracts	—	(22,967)	—	(22,967)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(19,122)	(22,967)	2,185	(39,904)
65

Intermediate-Term Investment-Grade Fund
E.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	36,249,919
Gross Unrealized Appreciation	1,428,287
Gross Unrealized Depreciation	(154,777)
Net Unrealized Appreciation (Depreciation)	1,273,510
F.	During the six months ended July 31, 2021, the fund purchased $12,147,545,000 of investment securities and sold $10,083,631,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,980,562,000 and $6,198,376,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended July 31, 2021, such purchases and sales were $60,900,000 and $3,968,685,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	220,480	21,613	698,936	66,916
Issued in Lieu of Cash Distributions	33,917	3,362	117,483	11,322
Redeemed	(358,756)	(35,290)	(1,007,045)	(96,799)
Net Increase (Decrease)—Investor Shares	(104,359)	(10,315)	(190,626)	(18,561)
Admiral Shares
Issued	4,522,226	444,638	9,955,217	951,905
Issued in Lieu of Cash Distributions	526,364	52,167	1,655,354	159,373
Redeemed	(4,260,786)	(418,815)	(8,025,230)	(778,982)
Net Increase (Decrease)—Admiral Shares	787,804	77,990	3,585,341	332,296
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
66

Long-Term Investment-Grade Fund
Fund Allocation
As of July 31, 2021
Corporate Bonds - Communications	7.1%
Corporate Bonds - Consumer Discretionary	5.2
Corporate Bonds - Consumer Staples	4.8
Corporate Bonds - Energy	5.5
Corporate Bonds - Financials	18.5
Corporate Bonds - Health Care	11.8
Corporate Bonds - Industrials	3.9
Corporate Bonds - Materials	0.5
Corporate Bonds - Real Estate	0.5
Corporate Bonds - Technology	11.0
Corporate Bonds - Utilities	15.0
Sovereign Bonds	1.7
Taxable Municipal Bonds	8.9
U.S. Government and Agency Obligations	5.6
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
67

Long-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of July 31, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Note/Bond[1]	0.125%–5.250%	10/31/22–5/15/50	251,675	263,820	1.3%
	U.S. Treasury Note/Bond	0.625%	5/15/30	180,000	171,872	0.8%
	U.S. Treasury Note/Bond[2]	2.375%	11/15/49	100,000	110,469	0.5%
	U.S. Treasury Note/Bond[1,2]	1.375%	8/15/50	121,100	106,379	0.5%
	U.S. Treasury Note/Bond	4.750%	2/15/41	70,000	105,448	0.5%
	U.S. Treasury Note/Bond	1.125%	8/15/40	84,390	75,173	0.4%
	U.S. Treasury Note/Bond	3.750%	8/15/41	55,095	73,637	0.3%
	U.S. Treasury Note/Bond	4.750%	2/15/37	50,000	72,656	0.3%
	U.S. Treasury Note/Bond	3.000%	11/15/44	55,000	66,791	0.3%
†	U.S. Government Securities—Other				26,817	0.1%
					1,073,062	5.0%
†Agency Bonds and Notes					63,911	0.3%
Total U.S. Government and Agency Obligations (Cost $1,109,663)					1,136,973	5.3%
Corporate Bonds
	Communications
	Comcast Corp.	2.450%–6.500%	6/15/35–8/15/62	321,224	388,398	1.8%
	Comcast Corp.	4.950%	10/15/58	85,850	121,548	0.6%
	Comcast Corp.	3.969%	11/1/47	85,688	102,018	0.5%
	Comcast Corp.	4.750%	3/1/44	62,715	81,946	0.4%
	Comcast Corp.	4.600%	10/15/38	64,153	80,713	0.4%
	NBCUniversal Media LLC	4.450%–5.950%	4/1/41–1/15/43	39,597	53,292	0.2%
	TWDC Enterprises 18 Corp.	3.000%–7.550%	7/30/46–7/15/93	8,349	9,000	0.0%
	Walt Disney Co.	2.750%–6.650%	12/15/34–9/1/49	164,738	191,176	0.9%
	Walt Disney Co.	3.600%	1/13/51	63,711	73,608	0.4%
68

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
†	Communications—Other[3,4]				339,827	1.5%
					1,441,526	6.7%
	Consumer Discretionary
	Amazon.com Inc.	2.500%–4.950%	8/22/37–5/12/61	196,087	227,967	1.1%
	Amazon.com Inc.	4.050%	8/22/47	95,075	117,819	0.6%
	Home Depot Inc.	3.125%–5.950%	12/16/36–9/15/56	146,074	193,954	0.8%
	Home Depot Inc.	4.875%	2/15/44	60,115	81,792	0.4%
†	Consumer Discretionary—Other[3,5,6]				443,214	2.1%
					1,064,746	5.0%
	Consumer Staples
	Walmart Inc.	3.950%	6/28/38	96,757	117,905	0.6%
	Walmart Inc.	3.625%	12/15/47	69,145	82,468	0.4%
	Walmart Inc.	2.950%–5.625%	4/1/40–9/24/49	44,327	56,491	0.3%
†	Consumer Staples—Other[3,4,6]				727,823	3.3%
					984,687	4.6%
	Energy
	Exxon Mobil Corp.[6]	1.408%–4.227%	6/26/39–4/15/51	113,798	129,741	0.7%
	Exxon Mobil Corp.	4.327%	3/19/50	68,181	86,600	0.4%
	Northern Natural Gas Co.[3]	3.400%	10/16/51	2,800	2,959	0.0%
	Shell International Finance BV	3.125%–6.375%	5/11/35–4/6/50	171,173	209,803	0.9%
	Shell International Finance BV	3.750%	9/12/46	63,375	73,409	0.4%
†	Energy—Other[3]				606,204	2.8%
					1,108,716	5.2%
	Financials
	Bank of America Corp.	2.496%–5.875%	2/13/31–3/13/52	233,719	266,412	1.4%
	Bank of America Corp.	4.244%	4/24/38	80,255	95,779	0.5%
	Bank of America Corp.	3.946%	1/23/49	62,960	73,739	0.4%
	Bank of America Corp.	4.083%	3/20/51	57,390	69,394	0.3%
	Bank of America Corp.	3.311%	4/22/42	62,940	67,948	0.3%
	Bank of America NA	6.000%	10/15/36	20,450	29,045	0.1%
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	64,185	81,625	0.4%
	Berkshire Hathaway Finance Corp.	2.500%–4.400%	5/15/42–1/15/51	46,792	56,394	0.2%
	Berkshire Hathaway Inc.[6]	0.500%–4.500%	1/15/41–2/11/43	48,370	62,854	0.3%
	Citigroup Inc.	3.878%	1/24/39	70,730	82,662	0.4%
	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	165,221	0.8%
	Goldman Sachs Group Inc.[6]	1.000%–6.250%	3/18/33–10/21/45	131,536	157,689	0.8%
	HSBC Holdings plc	6.800%	6/1/38	48,749	70,774	0.3%
	JPMorgan Chase & Co.	3.109%–6.400%	5/15/38–4/22/52	336,922	407,279	2.0%
	JPMorgan Chase & Co.	3.964%	11/15/48	97,835	116,385	0.5%
	JPMorgan Chase & Co.	3.882%	7/24/38	67,662	79,268	0.4%
	MetLife Inc.	4.125%	8/13/42	56,081	68,593	0.3%
	Morgan Stanley	2.239%–7.250%	4/1/31–1/25/52	210,161	257,463	1.3%
	Morgan Stanley	3.971%	7/22/38	103,500	122,274	0.6%
	Wachovia Corp.	5.500%	8/1/35	2,322	3,071	0.0%
	Wells Fargo & Co.[4]	2.125%–5.013%	9/24/31–4/4/51	171,400	216,254	1.0%
	Wells Fargo & Co.	5.606%	1/15/44	130,765	182,757	0.9%
	Wells Fargo & Co.	5.375%	11/2/43	55,167	75,187	0.4%
	Wells Fargo Bank NA	6.600%	1/15/38	500	745	0.0%
†	Financials—Other[3,4,6]				934,765	3.8%
					3,743,577	17.4%
69

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Health Care
	Abbott Laboratories	4.900%	11/30/46	76,140	106,702	0.5%
	Bristol-Myers Squibb Co.	4.250%	10/26/49	115,795	149,463	0.7%
	Bristol-Myers Squibb Co.	2.350%–4.550%	6/15/39–11/13/50	106,252	119,247	0.5%
	Johnson & Johnson	2.100%–3.750%	3/1/36–9/1/60	224,826	260,792	1.3%
	Merck & Co. Inc.	3.700%	2/10/45	75,455	89,170	0.4%
	Pfizer Inc.	2.700%–7.200%	9/15/38–5/28/50	190,257	250,743	1.3%
	UnitedHealth Group Inc.	2.300%–6.875%	5/15/31–8/15/59	286,000	346,752	1.8%
	UnitedHealth Group Inc.	4.750%	7/15/45	53,920	72,514	0.3%
	Wyeth LLC	5.950%	4/1/37	53,438	77,931	0.4%
	Wyeth LLC	6.500%	2/1/34	1,240	1,840	0.0%
†	Health Care—Other[3,5,6]				912,430	3.9%
					2,387,584	11.1%
	Industrials
	Burlington Northern Santa Fe LLC	3.050%–7.950%	8/15/30–9/15/51	253,893	321,076	1.6%
†	Industrials—Other[3,4,5]				472,118	2.1%
					793,194	3.7%
†	Materials[3,6]				100,491	0.5%
†	Real Estate[3,4,6]				104,137	0.5%
	Technology
	Apple Inc.	2.375%–4.650%	2/8/41–8/20/60	400,662	456,654	2.1%
	Apple Inc.	3.850%	5/4/43	63,204	76,237	0.4%
	Intel Corp.	3.100%–4.750%	5/19/46–2/15/60	193,258	219,302	0.9%
	International Business Machines Corp.	4.150%	5/15/39	95,670	115,544	0.5%
	Microsoft Corp.	2.525%	6/1/50	240,789	241,009	1.1%
	Microsoft Corp.	2.921%	3/17/52	134,575	145,198	0.7%
	Microsoft Corp.	3.041%–3.500%	2/12/35–3/17/62	72,707	81,873	0.5%
	Microsoft Corp.	2.675%	6/1/60	66,699	67,656	0.3%
	Oracle Corp.	3.600%–6.500%	7/8/34–5/15/55	173,740	216,644	1.1%
	QUALCOMM Inc.	4.300%	5/20/47	55,300	70,712	0.3%
†	Technology—Other[3,6]				540,841	2.5%
					2,231,670	10.4%
	Utilities
	Baltimore Gas and Electric Co.	2.900%–6.350%	10/1/36–6/15/50	29,120	36,889	0.2%
	Berkshire Hathaway Energy Co.	2.850%–6.125%	4/1/36–5/15/51	91,427	118,497	0.6%
	Commonwealth Edison Co.	3.125%–5.900%	3/15/36–3/15/51	118,886	146,274	0.8%
	Duke Energy Carolinas LLC	3.200%–6.100%	6/1/37–4/15/51	122,642	153,386	0.8%
	Duke Energy Florida LLC	3.400%–6.350%	9/15/37–7/15/48	4,958	6,334	0.0%
	Duke Energy Indiana LLC	4.200%–6.450%	10/15/35–7/15/43	55,327	73,481	0.4%
	Duke Energy Ohio Inc.	3.700%–4.300%	6/15/46–2/1/49	11,325	13,169	0.1%
	Duke Energy Progress LLC	3.700%–4.200%	5/15/42–10/15/46	104,486	127,144	0.5%
	MidAmerican Energy Co.	2.700%–5.800%	10/15/36–8/1/52	70,479	90,785	0.4%
	Nevada Power Co.	5.375%–6.650%	4/1/36–5/15/41	43,880	60,541	0.2%
	Northern States Power Co.	2.600%–6.250%	6/1/36–6/1/51	67,877	86,821	0.5%
	PacifiCorp	3.300%–6.350%	6/15/35–3/15/51	161,141	218,016	1.0%
	PECO Energy Co.	3.050%–4.800%	10/15/43–3/15/51	75,156	89,630	0.5%
	Potomac Electric Power Co.	4.150%–7.900%	11/15/37–3/15/43	14,877	18,723	0.1%
70

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Public Service Co. of Colorado	3.200%–6.250%	9/1/37–3/1/50	66,796	81,080	0.3%
	Southwestern Public Service Co.	3.150%–4.500%	8/15/41–5/1/50	56,685	67,246	0.3%
	Virginia Electric and Power Co.	6.000%	5/15/37	57,203	81,192	0.4%
†	Utilities—Other[3,4,5,6]				1,568,771	7.0%
					3,037,979	14.1%
Total Corporate Bonds (Cost $14,471,128)					16,998,307	79.2%
Sovereign Bonds
	Republic of Chile	3.100%	5/7/41	78,715	79,649	0.4%
†	Sovereign Bonds—Other[3,5,6]				259,312	1.2%
Total Sovereign Bonds (Cost $327,715)					338,961	1.6%
Taxable Municipal Bonds
	California GO	7.600%	11/1/40	56,685	100,834	0.5%
	California GO	7.300%	10/1/39	47,286	76,788	0.4%
	California GO	2.500%–7.550%	10/1/29–4/1/39	42,950	54,066	0.3%
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	50,780	84,163	0.4%
†	Taxable Municipal Bonds—Other[7,8,9]				1,481,345	6.8%
Total Taxable Municipal Bonds (Cost $1,389,564)					1,797,196	8.4%
				Shares
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund [10]	0.064%		3,759,065	375,907	1.7%
			Maturity Date	Face Amount ($000)
Repurchase Agreements
	Bank of America Securities LLC (Dated 7/30/21, Repurchase Value $149,001,000, collateralized by Federal Farm Credit Bank 2.710%–5.250%, 4/21/28–4/6/45, with a value of $151,981,000)	0.050%	8/2/21	149,000	149,000	0.7%
71

Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Barclays Capital Inc. (Dated 7/30/21, Repurchase Value $228,501,000, collateralized by U.S. Treasury Bill 0.000%, 9/30/21, and U.S. Treasury Note/Bond 2.875%–3.750%, 11/15/43–5/15/49, with a value of $233,070,000)	0.050%	8/2/21	228,500	228,500	1.1%
Citigroup Global Markets Inc. (Dated 7/30/21, Repurchase Value $88,000,000, collateralized by U.S. Treasury Note/Bond 1.250%–2.875%, 2/15/45–11/15/50, with a value of $89,760,000)	0.050%	8/2/21	88,000	88,000	0.4%
RBC Capital Markets LLC (Dated 7/30/21, Repurchase Value $53,700,000, collateralized by Federal National Mortgage Association 2.000%, 5/1/51, and U.S. Treasury Note/Bond 0.125%, 1/31/23, with a value of $54,774,000)	0.050%	8/2/21	53,700	53,700	0.2%
Wells Fargo & Co. (Dated 7/30/21, Repurchase Value $227,101,000, collateralized by Federal National Mortgage Association 3.000%–6.000%, 6/1/28–2/1/49, with a value of $231,642,000)	0.060%	8/2/21	227,100	227,100	1.1%
				746,300	3.5%
Total Temporary Cash Investments (Cost $1,122,192)				1,122,207	5.2%
72

Long-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)	Percentage of Net Assets
Options Purchased
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	1,735	1	0.0%
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	1,150	1	0.0%
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	2,435	1	0.0%
					3	0.0%
Total Options Purchased (Cost $45)					3	0.0%
Total Investments (Cost $18,420,307)					21,393,647	99.7%
Other Assets and Liabilities—Net					69,212	0.3%
Net Assets					21,462,859	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
[1]	Securities with a value of $26,208,000 have been segregated as initial margin for open futures contracts.
[2]	Securities with a value of $93,114,000 have been segregated as initial margin for open centrally cleared swap contracts.
[3]	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $917,404,000, representing 4.3% of net assets.
[4]	Certain securities have face amount denominated in British pounds.
[5]	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
[6]	Certain securities have face amount denominated in euro.
[7]	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
[8]	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
[9]	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
[10]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
73

Long-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2021	262	35,227	207
5-Year U.S. Treasury Note	September 2021	59	7,342	15
Long U.S. Treasury Bond	September 2021	4,409	726,245	31,682
Ultra 10-Year U.S. Treasury Note	September 2021	403	60,551	1,662
Ultra Long U.S. Treasury Bond	September 2021	1,156	230,658	12,431
				45,997
Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(548)	(73,680)	(448)
2-Year U.S. Treasury Note	September 2021	(174)	(38,394)	(16)
Euro-Bobl	September 2021	(5)	(803)	(8)
Euro-Bund	September 2021	(134)	(28,067)	(658)
Euro-Buxl	September 2021	(49)	(12,499)	(704)
Euro-Schatz	September 2021	(11)	(1,466)	(2)
Long Gilt	September 2021	(161)	(29,046)	(569)
Ultra 10-Year U.S. Treasury Note	September 2021	(3)	(451)	1
Ultra Long U.S. Treasury Bond	September 2021	(440)	(87,794)	(613)
				(3,017)
				42,980

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	8/27/21	USD	91	AUD	124	—	—
Barclays Bank plc	8/27/21	USD	91	AUD	124	—	—
State Street Bank & Trust Co.	8/27/21	USD	21,329	EUR	18,120	—	(177)
Goldman Sachs Bank USA	8/27/21	USD	21,326	EUR	18,120	—	(181)
Bank of America, N.A.	8/27/21	USD	4,563	EUR	3,878	—	(40)
JPMorgan Chase Bank, N.A.	8/27/21	USD	103	EUR	87	—	—
Toronto-Dominion Bank	8/27/21	USD	24,449	GBP	17,777	—	(263)
State Street Bank & Trust Co.	8/27/21	USD	1,374	GBP	999	—	(14)
74

Long-Term Investment-Grade Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	8/27/21	USD	4	JPY	447	—	—
Citibank, N.A.	8/27/21	USD	—	MXN	4	—	—
						—	(675)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican pesos.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S36-V1	6/21/24	USD 14,660	1.000	323	4
CDX-NA-IG-S36-V1	6/23/26	USD 2,804,172	1.000	71,394	10,436
				71,717	10,440
Credit Protection Purchased
CDX-NA-HY-S36-V1	6/23/26	USD 1,150	(5.000)	(113)	1
				71,604	10,441
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
75

Long-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Metlife Inc./A3	12/21/21	GSI	10,000	1.000	48	3	45	—

Credit Protection Purchased
Bank of China Ltd.	12/21/21	BNPSW	300	(1.000)	(2)	—	—	(2)
					46	3	45	(2)
1	Periodic premium received/paid quarterly.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2021, the counterparties had deposited in segregated accounts cash of $40,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
76

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,044,415)	21,017,740
Affiliated Issuers (Cost $375,892)	375,907
Total Investments in Securities	21,393,647
Investment in Vanguard	724
Foreign Currency, at Value (Cost $334)	333
Receivables for Investment Securities Sold	11,446
Receivables for Accrued Income	180,530
Receivables for Capital Shares Issued	4,641
Swap Premiums Paid	3
Variation Margin Receivable—Futures Contracts	2,953
Unrealized Appreciation—Over-the-Counter Swap Contracts	45
Other Assets	54
Total Assets	21,594,376
Liabilities
Due to Custodian	1,495
Payables for Investment Securities Purchased	97,321
Payables to Investment Advisor	754
Payables for Capital Shares Redeemed	20,267
Payables for Distributions	7,276
Payables to Vanguard	1,177
Variation Margin Payable—Centrally Cleared Swap Contracts	2,550
Unrealized Depreciation—Forward Currency Contracts	675
Unrealized Depreciation—Over-the-Counter Swap Contracts	2
Total Liabilities	131,517
Net Assets	21,462,859
77

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities (continued)
At July 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	18,347,222
Total Distributable Earnings (Loss)	3,115,637
Net Assets	21,462,859

Investor Shares—Net Assets
Applicable to 473,901,999 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,396,729
Net Asset Value Per Share—Investor Shares	$11.39

Admiral Shares—Net Assets
Applicable to 1,410,812,256 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,066,130
Net Asset Value Per Share—Admiral Shares	$11.39

See accompanying Notes, which are an integral part of the Financial Statements.
78

Long-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Interest[1]	325,405
Total Income	325,405
Expenses
Investment Advisory Fees—Note B	1,589
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,746
Management and Administrative—Admiral Shares	6,997
Marketing and Distribution—Investor Shares	207
Marketing and Distribution—Admiral Shares	387
Custodian Fees	84
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	25
Trustees’ Fees and Expenses	15
Total Expenses	14,102
Net Investment Income	311,303
Realized Net Gain (Loss)
Investment Securities Sold[1]	153,092
Futures Contracts	(57,858)
Options Purchased	(221)
Options Written	228
Swap Contracts	19,340
Forward Currency Contracts	1,823
Foreign Currencies	(169)
Realized Net Gain (Loss)	116,235
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(91,878)
Futures Contracts	52,414
Options Purchased	(35)
Options Written	(26)
Swap Contracts	9,685
Forward Currency Contracts	(957)
Foreign Currencies	(5)
Change in Unrealized Appreciation (Depreciation)	(30,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	396,736
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $209,000, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
79

Long-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	311,303	620,349
Realized Net Gain (Loss)	116,235	856,736
Change in Unrealized Appreciation (Depreciation)	(30,802)	(178,659)
Net Increase (Decrease) in Net Assets Resulting from Operations	396,736	1,298,426
Distributions
Investor Shares	(99,095)	(334,548)
Admiral Shares	(303,125)	(1,083,369)
Total Distributions	(402,220)	(1,417,917)
Capital Share Transactions
Investor Shares	326,436	140,872
Admiral Shares	616,593	227,298
Net Increase (Decrease) from Capital Share Transactions	943,029	368,170
Total Increase (Decrease)	937,545	248,679
Net Assets
Beginning of Period	20,525,314	20,276,635
End of Period	21,462,859	20,525,314

See accompanying Notes, which are an integral part of the Financial Statements.
80

Long-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.42	$11.48	$9.79	$10.40	$10.06	$10.00
Investment Operations
Net Investment Income	.163[1]	.349[1]	.381[1]	.397[1]	.405[1]	.416
Net Realized and Unrealized Gain (Loss) on Investments	.019	.399	1.854	(.560)	.520	.260
Total from Investment Operations	.182	.748	2.235	(.163)	.925	.676
Distributions
Dividends from Net Investment Income	(.172)	(.368)	(.399)	(.413)	(.421)	(.435)
Distributions from Realized Capital Gains	(.040)	(.440)	(.146)	(.034)	(.164)	(.181)
Total Distributions	(.212)	(.808)	(.545)	(.447)	(.585)	(.616)
Net Asset Value, End of Period	$11.39	$11.42	$11.48	$9.79	$10.40	$10.06
Total Return[2]	1.70%	6.54%	23.31%	-1.45%	9.28%	6.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,397	$5,070	$4,942	$4,098	$4,570	$4,069
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.01%	2.97%	3.57%	4.08%	3.87%	3.92%
Portfolio Turnover Rate	10%	30%	34%[3]	32%[3]	27%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1% and 0%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
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Long-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.42	$11.48	$9.79	$10.40	$10.06	$10.00
Investment Operations
Net Investment Income	.169[1]	.361[1]	.392[1]	.407[1]	.415[1]	.426
Net Realized and Unrealized Gain (Loss) on Investments	.019	.399	1.853	(.560)	.520	.260
Total from Investment Operations	.188	.760	2.245	(.153)	.935	.686
Distributions
Dividends from Net Investment Income	(.178)	(.380)	(.409)	(.423)	(.431)	(.445)
Distributions from Realized Capital Gains	(.040)	(.440)	(.146)	(.034)	(.164)	(.181)
Total Distributions	(.218)	(.820)	(.555)	(.457)	(.595)	(.626)
Net Asset Value, End of Period	$11.39	$11.42	$11.48	$9.79	$10.40	$10.06
Total Return[2]	1.75%	6.64%	23.43%	-1.35%	9.39%	6.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,066	$15,455	$15,335	$12,820	$11,925	$10,336
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.11%	3.07%	3.67%	4.18%	3.97%	4.03%
Portfolio Turnover Rate	10%	30%	34%[3]	32%[3]	27%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1% and 0%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
82

Long-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between
83

Long-Term Investment-Grade Fund
changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented 7% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Long-Term Investment-Grade Fund
During the six months ended July 31, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2021, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market.
85

Long-Term Investment-Grade Fund
The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation
86

Long-Term Investment-Grade Fund
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2021, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 17% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
8. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
87

Long-Term Investment-Grade Fund
10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
88

Long-Term Investment-Grade Fund
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $97,000 for the six months ended July 31, 2021.
For the six months ended July 31, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $724,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
89

Long-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,136,973	—	1,136,973
Corporate Bonds	—	16,998,307	—	16,998,307
Sovereign Bonds	—	338,961	—	338,961
Taxable Municipal Bonds	—	1,797,196	—	1,797,196
Temporary Cash Investments	375,907	746,300	—	1,122,207
Options Purchased	—	3	—	3
Total	375,907	21,017,740	—	21,393,647
Derivative Financial Instruments
Assets
Futures Contracts[1]	45,998	—	—	45,998
Swap Contracts	10,441[1]	45	—	10,486
Total	56,439	45	—	56,484
Liabilities
Futures Contracts[1]	3,018	—	—	3,018
Forward Currency Contracts	—	675	—	675
Swap Contracts	—	2	—	2
Total	3,018	677	—	3,695
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	—	3	3
Swap Premiums Paid	—	—	3	3
Unrealized Appreciation—Futures Contracts[1]	45,998	—	—	45,998
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	10,441	10,441
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	45	45
Total Assets	45,998	—	10,492	56,490

90

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation—Futures Contracts[1]	3,018	—	—	3,018
Unrealized Depreciation—Forward Currency Contracts	—	675	—	675
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	2	2
Total Liabilities	3,018	675	2	3,695
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(57,858)	—	—	(57,858)
Options Purchased	—	—	(221)	(221)
Options Written	—	—	228	228
Swap Contracts	—	—	19,340	19,340
Forward Currency Contracts	—	1,823	—	1,823
Realized Net Gain (Loss) on Derivatives	(57,858)	1,823	19,347	(36,688)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	52,414	—	—	52,414
Options Purchased	—	—	(35)	(35)
Options Written	—	—	(26)	(26)
Swap Contracts	—	—	9,685	9,685
Forward Currency Contracts	—	(957)	—	(957)
Change in Unrealized Appreciation (Depreciation) on Derivatives	52,414	(957)	9,624	61,081
F.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,436,467
Gross Unrealized Appreciation	3,068,625
Gross Unrealized Depreciation	(58,653)
Net Unrealized Appreciation (Depreciation)	3,009,972
91

Long-Term Investment-Grade Fund
G.	During the six months ended July 31, 2021, the fund purchased $2,758,899,000 of investment securities and sold $1,834,435,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $276,190,000 and $161,054,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	477,629	43,951	1,693,476	147,409
Issued in Lieu of Cash Distributions	96,392	8,883	324,064	27,749
Redeemed	(247,585)	(22,742)	(1,876,668)	(161,919)
Net Increase (Decrease)—Investor Shares	326,436	30,092	140,872	13,239
Admiral Shares
Issued	2,100,748	194,040	3,924,902	333,278
Issued in Lieu of Cash Distributions	252,035	23,219	889,842	76,206
Redeemed	(1,736,190)	(159,308)	(4,587,446)	(392,663)
Net Increase (Decrease)—Admiral Shares	616,593	57,951	227,298	16,821
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
92

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board also has renewed the investment advisory arrangement between Vanguard Long-Term Investment-Grade Fund and Wellington Management Company llp (Wellington Management). The board determined that renewing each fund’s advisory arrangement(s) was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Vanguard. Vanguard has been managing investments for more than four decades and has advised the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since their inceptions, and a portion of the Long-Term Investment-Grade Fund since 2013. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of a deep and experienced team of investment-grade credit research analysts. The team conducts independent credit analysis on individual issuers in the universe of bonds considered for the fund. The portfolio manager draws upon the sector experience of these analysts and the broader
93

fixed-income team at Wellington Management to manage the fund’s duration, sector, quality, and curve positioning. The firm has managed the Long-Term Investment-Grade Fund since its inception in 1973.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term and since-inception performance of each fund and advisor, as applicable, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate or expenses were also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee for the Long-Term Investment-Grade Fund because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the Long-Term Investment-Grade Fund shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board also concluded that the Short-Term Investment-Grade, Intermediate-Term Investment-Grade, and Long-Term Investment-Grade Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
94

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
95

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q392 092021

Semiannual Report   |   July 31, 2021
Vanguard Ultra-Short-Term Bond Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	45
Liquidity Risk Management	47

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Ultra-Short-Term Bond Fund
Investor Shares	$1,000.00	$1,002.00	$0.99
Admiral™ Shares	1,000.00	1,002.90	0.50
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Ultra-Short-Term Bond Fund
Fund Allocation
As of July 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	14.7%
Corporate Bonds	69.4
Short-Term Reserves	9.8
Sovereign Bonds	3.6
Taxable Municipal Bonds	0.0
Treasury/Agency	2.2
Commercial Paper	0.3
The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Ultra-Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (14.8%)
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2020-3	0.620%	10/13/23	4,301	4,303
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2020-4	0.530%	3/13/24	10,154	10,164
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-1	0.350%	5/13/24	12,585	12,588
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	10,925	10,927
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-3	0.330%	6/13/25	28,250	28,262
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2020-3	1.150%	8/13/24	10,000	10,035
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2020-4	0.850%	12/13/24	18,000	18,051
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-1	0.610%	3/13/25	6,250	6,260
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	3,500	3,510
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-3	0.660%	2/13/26	11,750	11,756
[2]	Americredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	34,000	34,026
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	5,270	5,289
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	13,020	13,060
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	14,240	14,239
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	8,320	8,349
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2019-3	2.130%	7/18/25	23,085	23,533
[2]	Americredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	3,390	3,491
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,558
[1,2]	ARI Fleet Lease Trust Class A2 Series 2018-B	3.220%	8/16/27	1,163	1,172
[1,2]	ARI Fleet Lease Trust Class A2 Series 2020-A	1.770%	8/15/28	6,973	7,011
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	7,500	7,503
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2016-2A	2.720%	11/20/22	7,397	7,436
4

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	5,940	6,091
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	9,350	9,692
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	27,070	27,144
[2]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	4,230	4,250
[1,2,3]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	14,591	14,687
[2,3]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	0.947%	2/25/30	59	60
[2]	California Republic Auto Receivables Trust Class B Series 2018-1	3.560%	3/15/23	2,219	2,226
[1,2]	Canadian Pacer Auto Receivables Trust Class A2A Series 2020-1A	1.770%	11/21/22	5,217	5,228
[2]	Carmax Auto Owner Trust Class A2A Series 2019-4	2.010%	3/15/23	2,025	2,027
[2]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	10,000	10,001
[2]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	35,250	35,258
[2]	CarMax Auto Owner Trust Class A3 Series 2018-3	3.130%	6/15/23	4,058	4,092
[2]	Carmax Auto Owner Trust Class A3 Series 2019-1	3.050%	3/15/24	1,027	1,041
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	41,050	41,226
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,693
[1,2]	Chesapeake Funding II LLC Class A1 Series 2018-2A	3.230%	8/15/30	21,245	21,349
[1,2]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	17,084	17,220
[1,2]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/16/32	12,991	13,058
[2]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	8,340	8,415
[2]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,307
[2]	COMM Mortgage Trust Class A2 Series 2014-CR14	3.147%	2/10/47	29	30
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	3,535	3,672
[1,2]	Dell Equipment Finance Trust Class A2 Series 2020-2	0.470%	10/24/22	22,531	22,558
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-1	0.330%	5/22/26	29,000	29,033
[1,2]	Dell Equipment Finance Trust Class A3 Series 2019-1	2.830%	3/22/24	5,781	5,812
[1,2]	Dell Equipment Finance Trust Class A3 Series 2020-2	0.570%	10/23/23	23,000	23,083
[1,2]	DLL LLC Class A3 Series 2019-DA1	2.890%	4/20/23	4,910	4,940
[1,2]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	17,000	17,011
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	21,250	21,256
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	11,500	11,521
[2]	Drive Auto Receivables Trust Class A3 Series 2020-2	0.830%	5/15/24	7,270	7,282
[2]	Drive Auto Receivables Trust Class A3 Series 2021-1	0.440%	11/15/24	9,200	9,220
[2]	Drive Auto Receivables Trust Class B Series 2019-4	2.230%	1/16/24	6,649	6,663
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	14,500	14,533
[2]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	2,332	2,358
[2]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	1,520	1,561
[2]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	468	469
[2]	Drive Auto Receivables Trust Class D Series 2018-1	3.810%	5/15/24	5,496	5,561
[2]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	8,658	8,836
[2]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	300	312
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	1,510	1,563
[2]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	2,130	2,196
[2]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	2,130	2,189
[1,2]	DT Auto Owner Trust Class A Series 2020-1A	1.940%	9/15/23	2,046	2,050
[1,2]	DT Auto Owner Trust Class A Series 2020-2A	1.140%	1/16/24	2,121	2,127
[1,2]	DT Auto Owner Trust Class A Series 2020-3A	0.540%	4/15/24	13,454	13,469
[1,2]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	15,358	15,368
[1,2]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	21,344	21,366
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	5/20/24	1,662	1,671
5

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2020-2	0.610%	7/20/26	20,195	20,270
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	7,000	7,006
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	16,560	16,561
[2]	Exeter Automobile Receivables Trust Class A3 Series 2020-3A	0.520%	10/16/23	10,098	10,104
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-1A	0.340%	3/15/24	11,400	11,404
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-2A	0.300%	10/15/24	8,000	8,001
[1,2]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	3,060	3,090
[1,2]	Flagship Credit Auto Trust Class A Series 2020-2	1.490%	7/15/24	2,602	2,617
[1,2]	Flagship Credit Auto Trust Class A Series 2020-3	0.700%	4/15/25	15,985	16,027
[1,2]	Flagship Credit Auto Trust Class A Series 2021-1	0.310%	6/16/25	13,262	13,264
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	31,999	32,005
[2]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	44,064	44,191
[2]	Ford Credit Auto Lease Trust Class A4 Series 2020-B	0.690%	10/15/23	7,150	7,187
[2]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	4,790	4,838
[2]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	4,300	4,294
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	8,160	8,216
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	58,200	58,417
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	2,340	2,389
[2]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-1	2.840%	3/15/24	2,294	2,331
[2]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2018-3	3.520%	10/15/23	38,086	38,343
[2]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	4,790	4,844
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	8,875	9,097
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	5,020	5,131
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	52,100	52,387
[2]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	6,730	6,893
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA2, 1M USD LIBOR + 0.750%	0.839%	2/25/50	1,182	1,182
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA5, SOFR + 0.650%	0.700%	1/25/34	4,000	4,000
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2020-3A	0.690%	10/16/23	4,678	4,684
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2020-4A	0.520%	2/15/24	8,721	8,729
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-1A	0.340%	5/15/24	14,985	14,991
[1,2]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	22,621	22,620
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2019-3	2.030%	6/20/22	4,539	4,547
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	15,170	15,245
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	23,600	23,654
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	37,500	37,468
6

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-2	1.010%	7/22/24	2,010	2,030
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	6,440	6,465
[2]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	1,180	1,217
[2]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	1,680	1,745
[2]	GM Financial Automobile Leasing Trust Class D Series 2020-3	1.710%	2/20/25	4,760	4,826
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-2	1.490%	12/16/24	15,000	15,173
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-3	3.160%	1/16/24	7,500	7,662
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	9,000	9,250
[2]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	2,097
[2]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	912
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	1,200	1,221
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-1	0.680%	8/15/25	10,940	10,973
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	29,460	29,554
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2018-4	3.500%	9/15/23	71,625	71,908
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	1,670	1,685
[1,2]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	1,360	1,379
[1,2,3]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.597%	8/25/60	5,456	5,462
[1,2,3]	Gosforth Funding plc Class A1A Series 2017-1A, 3M USD LIBOR + 0.470%	0.605%	9/20/21	31	31
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2020-1	1.760%	6/15/22	18,107	18,162
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2018-1	2.830%	6/17/24	520	523
[1,2]	GS Mortgage Securities Corp. Trust Class A Series 2012-ALOH	3.551%	4/10/34	10,000	10,060
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	10,330	10,333
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2019-1	2.830%	3/20/23	1,973	1,993
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-1	1.610%	4/22/24	2,580	2,614
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-2	0.820%	7/15/24	18,250	18,348
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2019-4	1.870%	1/20/26	1,900	1,948
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,730	4,805
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,751
[1,2]	HPEFS Equipment Trust Class A2 Series 2020-1A	1.730%	2/20/30	5,267	5,281
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-1A	0.270%	3/20/31	33,500	33,515
7

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	17,000	17,005
[1,2]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	1,158	1,161
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	10,500	10,499
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2020-B	0.510%	9/15/23	29,990	30,083
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-A	0.330%	1/16/24	19,500	19,517
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	3,970	3,970
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2020-B	0.580%	6/17/24	5,030	5,053
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-A	0.420%	12/16/24	4,280	4,286
[2]	Hyundai Auto Receivables Trust Class A2 Series 2021-B	0.240%	5/15/24	40,620	40,701
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	14,760	14,952
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	36,200	36,305
[2]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	4,727	4,866
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	9,260	9,555
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	8,020	8,061
[2]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	14,550	14,593
[2]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,849
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	23,753	23,775
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	13,000	13,011
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2020-2	1.139%	2/25/28	2,507	2,517
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	14,727	14,756
[1,2]	JPMorgan Chase Bank NA Class B Series 2020-1	0.991%	1/25/28	16,929	16,916
[1,2]	JPMorgan Chase Bank NA Class C Series 2020-1	1.389%	1/25/28	1,774	1,775
[1,2]	JPMorgan Chase Bank NA Class D Series 2020-1	1.886%	1/25/28	1,391	1,396
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-1	1.960%	3/15/24	7,540	7,675
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	17,700	17,722
[1,2]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,806
[1,2,3]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	720	736
[1,2]	Master Credit Card Trust II Class A Series 2020-1	1.990%	9/21/24	5,320	5,463
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2019-B	2.000%	10/17/22	10,816	10,880
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	18,728	18,847
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	20,110	20,126
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	4,775	4,788
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2020-1	0.550%	2/18/25	25,830	25,937
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2019-B	2.070%	10/12/22	4,379	4,397
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2020-A	0.740%	4/9/24	8,424	8,455
8

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	2,117	2,133
[2]	Nissan Auto Lease Trust Class A3 Series 2019-B	2.270%	7/15/22	6,930	6,943
[2]	Nissan Auto Lease Trust Class A3 Series 2020-B	0.430%	10/16/23	30,050	30,116
[2]	Nissan Auto Lease Trust Class A4 Series 2020-B	0.490%	1/15/26	6,930	6,948
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	6,600	6,695
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	20,640	20,874
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	50,050	50,210
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2017-C	2.280%	2/15/24	200	201
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-C	3.270%	6/16/25	1,870	1,930
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	7,042
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	7,030	7,084
[1,2,3]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.971%	1/16/60	2,822	2,829
[1,2,3]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.084%	6/20/60	4,748	4,747
[1,2,3]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, 1M USD LIBOR + 0.900%	0.989%	8/18/21	4,099	4,089
[1,2]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	4,100	4,162
[1,2,3]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	3,848	3,856
[1,2]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	4,039	4,040
[1,2]	Santander Consumer Auto Receivables Trust Class A Series 2020-A	1.370%	10/15/24	6,857	6,899
[2]	Santander Drive Auto Receivables Trust Class A2 Series 2021-2	0.280%	4/15/24	22,000	22,001
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2020-2	0.670%	4/15/24	5,664	5,669
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2020-3	0.520%	7/15/24	24,290	24,320
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2020-4	0.480%	7/15/24	12,150	12,171
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-1	0.320%	9/16/24	14,000	14,020
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-2	0.340%	2/18/25	9,000	9,013
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-3	0.330%	3/17/25	27,890	27,924
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	12,500	12,529
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-3	0.600%	12/15/25	16,000	16,017
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	6,120	6,185
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	11,050	11,140
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	7,620	7,626
[2]	Santander Drive Auto Receivables Trust Class D Series 2017-2	3.490%	7/17/23	2,720	2,722
9

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	33,000	33,002
[1,2]	Santander Retail Auto Lease Trust Class A2A Series 2019-C	1.890%	9/20/22	3,208	3,211
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2019-A	2.770%	6/20/22	23,875	23,940
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	22,600	22,611
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-B	0.650%	12/20/24	9,950	9,999
[1,2]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	1,039	1,046
[1,2]	SoFi Professional Loan Program LLC Class A1FX Series 2019-C	2.130%	11/16/48	153	153
[1,2]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	2,052	2,058
[2]	Synchrony Card Issuance Trust Class A Series 2018-A1	3.380%	9/15/24	52,155	52,352
[2]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	1,970	2,027
[1,2]	Tesla Auto Lease Trust Class A2 Series 2019-A	2.130%	4/20/22	8,704	8,737
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	14,140	14,216
[1,2]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	1,270	1,279
[1,2]	Tesla Auto Lease Trust Class B Series 2020-A	1.180%	1/22/24	2,080	2,102
[1,2]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	1,050	1,066
[1,2]	Tidewater Auto Receivables Trust Class A2 Series 2020-A	1.390%	8/15/24	7,265	7,282
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	860	908
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	5,355	5,418
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	11,700	11,827
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	4,460	4,585
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,530	7,554
[1,2]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	21,000	21,012
[1,2]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	19,800	19,804
[2]	USAA Auto Owner Trust Series Class A3 2019-1	2.160%	7/17/23	2,634	2,646
[2]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	43,360	43,507
[2]	Verizon Owner Trust Class A1A Series 2019-A	2.930%	9/20/23	26,161	26,437
[2]	Verizon Owner Trust Class A1A Series 2019-B	2.330%	12/20/23	3,770	3,811
[2]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	46,445	47,195
[2]	Verizon Owner Trust Class B Series 2018-A	3.380%	4/20/23	28,149	28,620
[2]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,280	16,754
[2]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	13,620	13,677
[2]	Verizon Owner Trust Class C Series 2018-A	3.550%	4/20/23	5,000	5,120
[2]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	11,000	11,221
[2]	Verizon Owner Trust Class C Series 2020-A	2.060%	7/22/24	14,500	14,886
[2]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	4,550	4,575
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2018-1	3.020%	11/21/22	211	212
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2020-1	0.980%	11/20/24	24,510	24,680
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-2	3.330%	2/20/25	2,850	2,913
10

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,590	3,662
[1,2]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	24,000	24,078
[1,2]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,750
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	44,500	44,534
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	28,000	28,011
[1,2]	Wheels SPV 2 LLC Class A2 Series 2020-1A	0.510%	8/20/29	9,421	9,424
[1,2]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	3,475	3,479
[2]	World Omni Auto Receivables Trust Class A3 Series 2018-A	2.500%	4/17/23	1,150	1,155
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	1,375	1,386
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	34,560	34,723
[2]	World Omni Automobile Lease Securitization Trust Class B Series 2020-B	0.700%	2/17/26	5,000	5,018
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,976,828)					2,982,480
Corporate Bonds (70.0%)
Communications (3.5%)
	America Movil SAB de CV	3.125%	7/16/22	42,510	43,553
	AT&T Inc.	0.395%	11/16/21	105,000	104,945
	AT&T Inc.	0.436%	12/14/21	16,000	15,989
	AT&T Inc.	3.000%	6/30/22	700	714
	AT&T Inc.	2.625%	12/1/22	185	190
	AT&T Inc.	1.700%	3/25/26	20	20
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	117,764	121,522
[1]	Deutsche Telekom International Finance BV	2.485%	9/19/23	1,050	1,091
	Discovery Communications LLC	2.950%	3/20/23	21,231	22,033
	Fox Corp.	3.666%	1/25/22	58,374	59,318
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	72,256	72,661
[1]	NTT Finance Corp.	0.373%	3/3/23	147,500	147,543
[5]	Optus Finance Pty Ltd.	3.250%	8/23/22	7,500	5,671
[1]	Sky Ltd.	3.125%	11/26/22	10,960	11,361
[5]	Verizon Communications Inc.	3.500%	2/17/23	40,880	31,307
[5]	Vodafone Group plc	3.250%	12/13/22	53,840	40,937
[3,5]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.074%	12/13/22	4,970	3,661
	Walt Disney Co.	0.283%	9/15/21	15,000	14,995
	Walt Disney Co.	0.283%	10/1/21	15,000	14,993
	Walt Disney Co.	1.650%	9/1/22	2,599	2,640
					715,144
Consumer Discretionary (4.9%)
	Amazon.com Inc.	2.500%	11/29/22	1,238	1,269
[6]	Amazon.com Inc.	0.250%	5/12/23	30,000	30,014
	American Honda Finance Corp.	2.200%	6/27/22	2,680	2,728
	American Honda Finance Corp.	0.400%	10/21/22	53,271	53,376
	American Honda Finance Corp.	2.050%	1/10/23	7,691	7,892
	American Honda Finance Corp.	0.875%	7/7/23	51,135	51,663
	American Honda Finance Corp.	3.450%	7/14/23	1,355	1,436
	American Honda Finance Corp.	0.650%	9/8/23	49,057	49,323
11

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	3.625%	10/10/23	1,550	1,659
	American Honda Finance Corp.	3.550%	1/12/24	300	322
	AutoZone Inc.	3.125%	7/15/23	14,980	15,658
[1]	BMW U.S. Capital LLC	3.450%	4/12/23	3,099	3,251
[1]	Daimler Finance North America LLC	3.750%	11/5/21	7,223	7,288
[1]	Daimler Finance North America LLC	2.850%	1/6/22	24,250	24,517
[1]	Daimler Finance North America LLC	3.400%	2/22/22	20,699	21,054
[1]	Daimler Finance North America LLC	2.550%	8/15/22	13,103	13,400
[1]	Daimler Finance North America LLC	3.350%	2/22/23	2,653	2,770
[1]	Daimler Finance North America LLC	1.750%	3/10/23	11,369	11,596
[1]	Daimler Finance North America LLC	3.700%	5/4/23	400	422
	DR Horton Inc.	4.750%	2/15/23	6,266	6,596
[1]	ERAC USA Finance LLC	3.300%	10/15/22	471	487
[1]	ERAC USA Finance LLC	2.700%	11/1/23	21,025	21,955
	General Motors Co.	4.875%	10/2/23	500	543
	General Motors Co.	5.400%	10/2/23	9,000	9,871
	General Motors Financial Co. Inc.	4.375%	9/25/21	18,840	18,950
	General Motors Financial Co. Inc.	4.200%	11/6/21	45,714	46,172
	General Motors Financial Co. Inc.	3.450%	1/14/22	14,350	14,509
	General Motors Financial Co. Inc.	3.450%	4/10/22	7,145	7,258
	General Motors Financial Co. Inc.	3.150%	6/30/22	2,928	2,993
	General Motors Financial Co. Inc.	3.550%	7/8/22	16,494	16,967
	General Motors Financial Co. Inc.	3.250%	1/5/23	1,179	1,222
	General Motors Financial Co. Inc.	5.200%	3/20/23	2,130	2,284
	General Motors Financial Co. Inc.	3.700%	5/9/23	572	599
	General Motors Financial Co. Inc.	4.250%	5/15/23	100	106
	General Motors Financial Co. Inc.	4.150%	6/19/23	975	1,034
	General Motors Financial Co. Inc.	1.700%	8/18/23	14,220	14,510
[1]	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	500	519
	Lennar Corp.	4.875%	12/15/23	8,327	9,045
[1]	Nissan Motor Co. Ltd.	3.043%	9/15/23	34,851	36,350
	Ralph Lauren Corp.	1.700%	6/15/22	19,289	19,525
	Starbucks Corp.	2.700%	6/15/22	53,546	54,460
	Starbucks Corp.	3.100%	3/1/23	10,000	10,409
[5]	Toyota Finance Australia Ltd.	3.100%	5/19/22	10,378	7,787
[3,5]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 0.780%	0.821%	11/22/21	11,400	8,385
	Toyota Motor Credit Corp.	1.150%	5/26/22	53,922	54,338
	Toyota Motor Credit Corp.	0.450%	7/22/22	25,630	25,701
	Toyota Motor Credit Corp.	0.350%	10/14/22	22,000	22,042
	Toyota Motor Credit Corp.	2.900%	3/30/23	17,000	17,741
	Toyota Motor Credit Corp.	0.400%	4/6/23	40,000	40,068
	Toyota Motor Credit Corp.	0.500%	8/14/23	20,000	20,079
	Toyota Motor Credit Corp.	0.450%	1/11/24	40,000	39,999
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	3,790	2,824
[3,5]	Volkswagen Financial Services Australia Pty Ltd., 3M Australian Bank Bill Rate + 1.300%	1.324%	9/14/22	7,800	5,757
[1]	Volkswagen Group of America Finance LLC	2.500%	9/24/21	19,100	19,161
[1]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	27,059	27,339
[1]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	49,850	50,827
[1]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	18,308	18,788
[1]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	8,429	9,090
[1]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	12,000	12,056
					977,984
12

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Staples (2.9%)
[1]	7-Eleven Inc.	0.625%	2/10/23	40,485	40,509
[1]	7-Eleven Inc.	0.800%	2/10/24	365	365
	Altria Group Inc.	2.950%	5/2/23	2,000	2,083
[3,5]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	0.995%	9/6/22	27,790	20,531
	BAT Capital Corp.	2.764%	8/15/22	1,600	1,635
	Campbell Soup Co.	2.500%	8/2/22	9,450	9,648
	Campbell Soup Co.	3.650%	3/15/23	24,646	25,844
[1]	Cargill Inc.	3.250%	3/1/23	500	523
	Clorox Co.	3.050%	9/15/22	36,599	37,481
[1]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	17,000	16,993
	Constellation Brands Inc.	2.700%	5/9/22	13,543	13,753
	Constellation Brands Inc.	2.650%	11/7/22	38,678	39,721
	Constellation Brands Inc.	3.200%	2/15/23	17,617	18,315
	Dollar General Corp.	3.250%	4/15/23	62	64
	Dollar Tree Inc.	3.700%	5/15/23	16,340	17,224
	General Mills Inc.	3.150%	12/15/21	15,000	15,050
	General Mills Inc.	2.600%	10/12/22	1,075	1,102
	Hormel Foods Corp.	0.650%	6/3/24	5,000	5,017
	JM Smucker Co.	3.500%	10/15/21	19,208	19,331
	Keurig Dr Pepper Inc.	4.057%	5/25/23	26,068	27,739
	Keurig Dr Pepper Inc.	0.750%	3/15/24	15,000	15,020
	Kimberly-Clark Corp.	2.400%	3/1/22	4,000	4,051
	Kroger Co.	2.800%	8/1/22	8,175	8,360
	McCormick & Co. Inc.	2.700%	8/15/22	21,612	22,103
[1]	Mondelez International Holdings Netherlands BV	2.000%	10/28/21	25,582	25,652
[1]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	45,474	46,389
	Mondelez International Inc.	0.625%	7/1/22	32,336	32,459
[5]	New Zealand Milk Australasia Pty Ltd.	5.250%	5/23/22	5,000	3,816
	Philip Morris International Inc.	2.625%	3/6/23	1,000	1,038
	Philip Morris International Inc.	1.125%	5/1/23	25,000	25,352
	Philip Morris International Inc.	2.125%	5/10/23	1,860	1,914
[1]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	57,400	58,399
[1]	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	434	460
	Reynolds American Inc.	4.850%	9/15/23	300	326
	Tyson Foods Inc.	4.500%	6/15/22	30,080	30,843
					589,110
Energy (5.7%)
	BP Capital Markets America Inc.	2.937%	4/6/23	19,000	19,809
	BP Capital Markets America Inc.	2.750%	5/10/23	31,277	32,584
	BP Capital Markets America Inc.	3.216%	11/28/23	4,084	4,330
	BP Capital Markets plc	2.500%	11/6/22	10,000	10,287
	BP Capital Markets plc	3.814%	2/10/24	2,700	2,915
	Canadian Natural Resources Ltd.	2.950%	1/15/23	100	103
	Chevron USA Inc.	0.426%	8/11/23	20,360	20,416
	Diamondback Energy Inc.	0.900%	3/24/23	13,460	13,455
	Ecopetrol SA	5.875%	9/18/23	15,135	16,304
	Empresa Nacional del Petroleo	4.750%	12/6/21	63,117	63,914
	Enbridge Inc.	2.900%	7/15/22	15,384	15,724
	Enbridge Inc.	4.000%	10/1/23	3,130	3,339
[3]	Enbridge Inc., SOFR + 0.400%	0.435%	2/17/23	20,000	20,040
	Energy Transfer LP	4.650%	2/15/22	15,236	15,577
	Energy Transfer LP	3.600%	2/1/23	1,550	1,605
	Energy Transfer LP	4.250%	3/15/23	2,262	2,369
13

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP / Regency Energy Finance Corp.	5.875%	3/1/22	3,515	3,576
	Enterprise Products Operating LLC	3.500%	2/1/22	28,403	28,854
	Enterprise Products Operating LLC	4.050%	2/15/22	21,939	22,373
	Enterprise Products Operating LLC	3.350%	3/15/23	19,627	20,404
	EOG Resources Inc.	2.625%	3/15/23	23,227	23,965
[7]	Exxon Mobil Corp.	1.902%	8/16/22	5,545	5,644
	Gulf South Pipeline Co. LP	4.000%	6/15/22	70	71
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,385	1,415
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	29,881	30,764
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,887	1,958
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	263
	Kinder Morgan Inc.	3.150%	1/15/23	34,661	35,964
[1]	Kinder Morgan Inc.	5.625%	11/15/23	8,538	9,376
	Marathon Petroleum Corp.	4.500%	5/1/23	15,891	16,898
	MPLX LP	4.500%	7/15/23	4,000	4,268
	ONEOK Partners LP	3.375%	10/1/22	75	77
	Pertamina Persero PT	4.875%	5/3/22	70,926	73,155
	Petronas Capital Ltd.	7.875%	5/22/22	44,568	47,196
	Phillips 66	4.300%	4/1/22	85,507	87,725
	Phillips 66	3.700%	4/6/23	12,750	13,424
	Pioneer Natural Resources Co.	0.550%	5/15/23	27,500	27,531
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	60,846	61,924
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	29,275	29,885
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	3,200	3,428
	Schlumberger Investment SA	3.650%	12/1/23	5,000	5,332
	Shell International Finance BV	2.375%	8/21/22	6,000	6,135
	Shell International Finance BV	2.250%	1/6/23	4,887	5,025
	Shell International Finance BV	0.375%	9/15/23	13,275	13,288
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	25,637	26,294
	Sinopec Group Overseas Development 2016 Ltd.	2.000%	9/29/21	40,084	40,172
	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	8,601	8,740
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	34,372	35,077
[1]	Southern Natural Gas Co. LLC	0.625%	4/28/23	13,500	13,503
	Spectra Energy Partners LP	4.750%	3/15/24	1,129	1,238
	Thai Oil PCL	3.625%	1/23/23	2,520	2,607
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	10,220	10,563
[5]	TotalEnergies Capital International SA	4.250%	11/26/21	15,000	11,142
	TotalEnergies Capital International SA	2.875%	2/17/22	6,072	6,158
	TotalEnergies Capital SA	4.250%	12/15/21	43,425	44,075
	TransCanada PipeLines Ltd.	2.500%	8/1/22	9,655	9,865
	TransCanada PipeLines Ltd.	3.750%	10/16/23	4,000	4,254
	Williams Cos. Inc.	4.000%	11/15/21	23,250	23,279
	Williams Cos. Inc.	3.600%	3/15/22	63,649	64,563
	Williams Cos. Inc.	3.350%	8/15/22	25,163	25,749
	Williams Cos. Inc.	3.700%	1/15/23	1,117	1,161
					1,151,129
Financials (30.3%)
	ABN AMRO Bank NV	6.250%	4/27/22	4,261	4,437
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	2,831	2,935
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	12,371	12,797
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	32,340	34,221
14

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	11,345	12,146
[1]	AIG Global Funding	2.700%	12/15/21	6,685	6,746
[1]	AIG Global Funding	2.300%	7/1/22	2,560	2,606
[1]	AIG Global Funding	0.800%	7/7/23	16,265	16,401
[1]	AIG Global Funding	0.450%	12/8/23	15,000	14,999
	Air Lease Corp.	2.250%	1/15/23	865	887
	Air Lease Corp.	2.750%	1/15/23	2,634	2,715
	Air Lease Corp.	3.875%	7/3/23	9,573	10,142
	Air Lease Corp.	3.000%	9/15/23	1,843	1,926
	Allstate Corp.	3.150%	6/15/23	7,966	8,383
	Ally Financial Inc.	3.050%	6/5/23	7,152	7,459
	Ally Financial Inc.	1.450%	10/2/23	23,463	23,819
	American Express Co.	3.700%	11/5/21	30,429	30,612
	American Express Co.	2.750%	5/20/22	11,884	12,097
	American Express Co.	2.500%	8/1/22	27,067	27,624
	American Express Co.	3.400%	2/27/23	37,935	39,665
	American International Group Inc.	4.875%	6/1/22	7,972	8,266
	American International Group Inc.	4.125%	2/15/24	21,967	23,877
	Ameriprise Financial Inc.	3.000%	3/22/22	22,503	22,903
	Ameriprise Financial Inc.	4.000%	10/15/23	11,775	12,699
[1]	ANZ New Zealand International Ltd.	1.900%	2/13/23	6,160	6,310
	Aon Corp.	2.200%	11/15/22	19,045	19,504
	Aon plc	4.000%	11/27/23	28,060	30,065
[1]	Athene Global Funding	4.000%	1/25/22	16,764	17,059
[1]	Athene Global Funding	3.000%	7/1/22	16,670	17,070
[1]	Athene Global Funding	2.800%	5/26/23	51,891	54,044
[1]	Athene Global Funding	1.200%	10/13/23	7,940	8,044
[1]	Athene Global Funding	0.950%	1/8/24	52,152	52,540
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	5,000	5,119
[5]	Australia & New Zealand Banking Group Ltd.	4.750%	5/13/27	6,994	5,291
	Banco Santander SA	3.500%	4/11/22	20,400	20,852
	Banco Santander SA	3.125%	2/23/23	500	520
	Banco Santander SA	0.701%	6/30/24	20,000	20,063
	Bank of America Corp.	5.700%	1/24/22	15,000	15,393
	Bank of America Corp.	3.300%	1/11/23	1,812	1,891
	Bank of America Corp.	3.124%	1/20/23	31,531	31,936
	Bank of America Corp.	2.881%	4/24/23	11,007	11,207
	Bank of America Corp.	2.816%	7/21/23	27,895	28,542
	Bank of America Corp.	3.004%	12/20/23	44,849	46,392
	Bank of America Corp.	4.125%	1/22/24	2,703	2,940
[3,5]	Bank of America Corp., 3M Australian Bank Bill Rate + 1.550%	1.590%	8/5/21	5,000	3,669
	Bank of Montreal	2.900%	3/26/22	21,237	21,612
	Bank of Montreal	2.050%	11/1/22	4,515	4,618
	Bank of New York Mellon Corp.	2.661%	5/16/23	6,444	6,565
	Bank of Nova Scotia	2.000%	11/15/22	29,537	30,204
	Bank of Nova Scotia	2.375%	1/18/23	13,000	13,401
	Bank of Nova Scotia	1.950%	2/1/23	15,000	15,378
	Bank of Nova Scotia	1.625%	5/1/23	2,177	2,228
	Bank of Nova Scotia	3.400%	2/11/24	8,293	8,882
[1]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	40,980	41,944
[1]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	61,179	62,629
[1]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	82,566	87,799
[1]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	11,610	11,614
	Barclays Bank plc	1.700%	5/12/22	15,000	15,155
15

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	3.200%	8/10/21	18,399	18,410
	Barclays plc	3.684%	1/10/23	19,480	19,757
	Barclays plc	4.610%	2/15/23	75,151	76,819
[1]	BNP Paribas SA	2.950%	5/23/22	3,487	3,562
[1]	BNP Paribas SA	3.500%	3/1/23	28,017	29,353
	BNP Paribas SA	3.250%	3/3/23	4,434	4,641
[3,5]	BNP Paribas SA, 3M Australian Bank Bill Rate + 1.750%	1.772%	12/16/22	5,650	4,213
[1]	BNZ International Funding Ltd.	3.375%	3/1/23	400	419
	BPCE SA	2.750%	12/2/21	2,450	2,471
[1]	BPCE SA	3.000%	5/22/22	65,834	67,272
[1]	BPCE SA	5.700%	10/22/23	12,210	13,481
[3,5]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.125%	4/26/23	9,590	7,137
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	31,610	31,615
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	7,260	7,336
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	66,446	67,900
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	27,000	28,803
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	13,274	14,139
	Capital One Bank USA NA	2.014%	1/27/23	17,371	17,507
	Capital One Bank USA NA	3.375%	2/15/23	32,344	33,783
	Capital One Financial Corp.	3.050%	3/9/22	1,350	1,369
	Capital One NA	2.250%	9/13/21	1,505	1,507
	Capital One NA	2.650%	8/8/22	5,000	5,109
	Charles Schwab Corp.	2.650%	1/25/23	2,090	2,159
	Chubb INA Holdings Inc.	2.875%	11/3/22	12,990	13,365
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,687	1,752
[3,5]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.793%	5/20/22	25,000	18,434
	Citigroup Inc.	2.900%	12/8/21	10,000	10,071
	Citigroup Inc.	2.750%	4/25/22	22,800	23,165
	Citigroup Inc.	4.050%	7/30/22	8,721	9,039
	Citigroup Inc.	2.700%	10/27/22	26,907	27,640
	Citigroup Inc.	2.312%	11/4/22	50,186	50,437
	Citigroup Inc.	3.142%	1/24/23	20,068	20,335
	Citigroup Inc.	3.500%	5/15/23	1,950	2,051
	Citigroup Inc.	2.876%	7/24/23	11,000	11,262
	Citigroup Inc.	3.875%	10/25/23	3,500	3,769
	Citigroup Inc.	1.678%	5/15/24	1,422	1,451
	Cooperatieve Rabobank UA	3.950%	11/9/22	64,476	67,366
	Credit Suisse AG	2.100%	11/12/21	7,900	7,942
	Credit Suisse AG	2.800%	4/8/22	11,014	11,208
	Credit Suisse AG	0.495%	2/2/24	9,000	8,979
	Credit Suisse Group AG	3.800%	9/15/22	23,561	24,462
[1]	Credit Suisse Group AG	3.574%	1/9/23	19,392	19,656
[1]	Credit Suisse Group AG	2.997%	12/14/23	20,620	21,272
[1]	Danske Bank A/S	5.000%	1/12/22	34,604	35,276
[1]	Danske Bank A/S	2.700%	3/2/22	9,469	9,596
[1]	Danske Bank A/S	5.000%	1/12/23	3,120	3,180
[1]	Danske Bank A/S	1.226%	6/22/24	36,006	36,400
	Danske Bank A/S	1.226%	6/22/24	4,760	4,812
	Deutsche Bank AG	3.300%	11/16/22	13,363	13,814
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	16,006	16,680
	Discover Bank	3.350%	2/6/23	33,861	35,263
	Discover Bank	4.200%	8/8/23	27,811	29,877
	Discover Financial Services	5.200%	4/27/22	2,500	2,587
	Discover Financial Services	3.850%	11/21/22	8,505	8,883
16

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	E*TRADE Financial Corp.	2.950%	8/24/22	19,738	20,243
	Enstar Group Ltd.	4.500%	3/10/22	1,129	1,151
[1]	Equitable Financial Life Global Funding	0.500%	4/6/23	13,450	13,484
[1]	Equitable Financial Life Global Funding	0.500%	11/17/23	50,154	50,204
	Equitable Holdings Inc.	3.900%	4/20/23	45,983	48,550
	Fidelity National Financial Inc.	5.500%	9/1/22	550	580
	Fifth Third Bancorp	3.500%	3/15/22	5,000	5,087
	Fifth Third Bancorp	4.300%	1/16/24	919	996
	Fifth Third Bank NA	2.875%	10/1/21	5,000	5,010
	Fifth Third Bank NA	1.800%	1/30/23	250	255
	First Republic Bank	2.500%	6/6/22	5,525	5,618
[1]	Five Corners Funding Trust	4.419%	11/15/23	9,989	10,863
	GATX Corp.	4.750%	6/15/22	10,330	10,692
[5]	Goldman Sachs Group Inc.	4.700%	9/8/21	8,790	6,476
	Goldman Sachs Group Inc.	5.750%	1/24/22	31,941	32,777
	Goldman Sachs Group Inc.	2.876%	10/31/22	75,373	75,809
	Goldman Sachs Group Inc.	3.625%	1/22/23	3,750	3,929
	Goldman Sachs Group Inc.	0.481%	1/27/23	25,000	25,010
	Goldman Sachs Group Inc.	3.200%	2/23/23	8,000	8,328
	Goldman Sachs Group Inc.	0.523%	3/8/23	9,000	9,006
	Goldman Sachs Group Inc.	2.908%	6/5/23	54,133	55,262
	Goldman Sachs Group Inc.	2.905%	7/24/23	22,764	23,296
	Goldman Sachs Group Inc.	0.627%	11/17/23	4,711	4,714
[3,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.239%	5/16/23	2,800	2,081
[1]	Guardian Life Global Funding	3.400%	4/25/23	18,931	19,934
	HSBC Bank Inc.	0.366%	10/1/21	19,500	19,492
	HSBC Bank Inc.	0.366%	10/7/21	42,249	42,230
	HSBC Holdings plc	3.262%	3/13/23	64,223	65,357
	HSBC Holdings plc	3.600%	5/25/23	11,000	11,634
	HSBC Holdings plc	3.033%	11/22/23	10,000	10,343
	HSBC Holdings plc	3.950%	5/18/24	35,682	37,832
	HSBC USA Inc.	0.315%	2/22/22	60,000	59,905
	Huntington National Bank	2.500%	8/7/22	35,000	35,735
	Huntington National Bank	3.550%	10/6/23	850	906
[1]	ING Bank NV	2.050%	8/15/21	7,000	7,004
	ING Groep NV	3.150%	3/29/22	34,884	35,544
	Intercontinental Exchange Inc.	2.350%	9/15/22	30,886	31,530
	Intercontinental Exchange Inc.	0.700%	6/15/23	34,482	34,681
	Intercontinental Exchange Inc.	3.450%	9/21/23	1,000	1,063
	Intercontinental Exchange Inc.	4.000%	10/15/23	46,989	50,579
	International Finance Corp.	5.875%	8/15/22	221	233
	Invesco Finance plc	3.125%	11/30/22	36,237	37,537
[1]	Jackson National Life Global Funding	2.100%	10/25/21	1,590	1,597
[1]	Jackson National Life Global Funding	3.300%	2/1/22	7,000	7,107
[1]	Jackson National Life Global Funding	2.375%	9/15/22	500	511
	JPMorgan Chase & Co.	3.250%	9/23/22	29,693	30,707
	JPMorgan Chase & Co.	2.972%	1/15/23	64,835	65,640
	JPMorgan Chase & Co.	3.207%	4/1/23	5,131	5,230
	JPMorgan Chase & Co.	2.776%	4/25/23	42,095	42,842
	JPMorgan Chase & Co.	3.375%	5/1/23	8,605	9,032
	JPMorgan Chase & Co.	0.697%	3/16/24	10,000	10,038
	JPMorgan Chase & Co.	1.514%	6/1/24	23,139	23,586
	JPMorgan Chase & Co.	0.563%	2/16/25	4,500	4,488
	KeyBank NA	2.300%	9/14/22	500	511
17

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	KeyBank NA	1.250%	3/10/23	5,005	5,082
	KeyBank NA	0.423%	1/3/24	8,330	8,339
	Lincoln National Corp.	4.000%	9/1/23	4,168	4,465
[5]	Lloyds Bank plc	1.650%	8/12/22	10,000	7,436
	Lloyds Banking Group plc	3.000%	1/11/22	16,000	16,194
	Lloyds Banking Group plc	2.858%	3/17/23	44,889	45,568
	Lloyds Banking Group plc	1.326%	6/15/23	22,053	22,217
	Lloyds Banking Group plc	4.050%	8/16/23	77,829	83,271
	Lloyds Banking Group plc	2.907%	11/7/23	24,800	25,544
	Lloyds Banking Group plc	0.695%	5/11/24	12,375	12,419
	Loews Corp.	2.625%	5/15/23	3,000	3,104
[5]	Macquarie Bank Ltd.	1.750%	6/21/22	7,570	5,626
[1]	Macquarie Bank Ltd.	0.441%	12/16/22	2,625	2,630
[3,5]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.778%	6/21/22	19,500	14,379
[5]	Macquarie Group Ltd.	3.250%	12/15/22	87,950	65,152
[1]	Macquarie Group Ltd.	3.189%	11/28/23	16,883	17,463
[3,5]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.174%	12/15/22	2,500	1,840
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	25,000	25,402
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	15,405	15,565
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	305	318
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,853	5,189
[1]	MassMutual Global Funding II	2.500%	10/17/22	17,142	17,606
[1]	MassMutual Global Funding II	0.850%	6/9/23	44,362	44,820
[1]	MassMutual Global Funding II	0.480%	8/28/23	65,560	65,709
[1]	Met Tower Global Funding	0.550%	7/13/22	1,000	1,002
	MetLife Inc.	4.368%	9/15/23	2,150	2,325
[1]	Metropolitan Life Global Funding I	1.950%	9/15/21	29,826	29,888
[1]	Metropolitan Life Global Funding I	3.450%	10/9/21	30,000	30,180
[1]	Metropolitan Life Global Funding I	3.375%	1/11/22	4,905	4,974
[1]	Metropolitan Life Global Funding I	2.650%	4/8/22	5,000	5,083
[1]	Metropolitan Life Global Funding I	2.400%	6/17/22	2,240	2,283
[1]	Metropolitan Life Global Funding I	3.000%	1/10/23	5,692	5,911
[1]	Metropolitan Life Global Funding I	1.950%	1/13/23	22,000	22,530
[1]	Metropolitan Life Global Funding I	0.900%	6/8/23	54,346	54,943
[1]	Metropolitan Life Global Funding I	0.400%	1/7/24	36,380	36,326
[1]	Metropolitan Life Global Funding I	3.600%	1/11/24	185	199
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,124	17,162
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	7,732	7,851
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	32,165	32,736
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	82,460	84,336
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	500	512
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	15,750	16,516
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,310
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	16,150	16,869
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	27,680	27,815
	Mizuho Financial Group Inc.	2.273%	9/13/21	16,545	16,584
	Mizuho Financial Group Inc.	2.953%	2/28/22	35,100	35,649
	Mizuho Financial Group Inc.	2.601%	9/11/22	22,545	23,120
	Mizuho Financial Group Inc.	3.549%	3/5/23	5,500	5,777
	Mizuho Financial Group Inc.	2.721%	7/16/23	48,402	49,503
	Mizuho Financial Group Inc.	1.241%	7/10/24	5,661	5,737
	Mizuho Financial Group Inc.	0.849%	9/8/24	42,631	42,858
[5]	Morgan Stanley	5.000%	9/30/21	2,090	1,545
	Morgan Stanley	2.625%	11/17/21	31,120	31,337
18

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	2.750%	5/19/22	20,191	20,598
	Morgan Stanley	4.875%	11/1/22	61,024	64,352
	Morgan Stanley	3.125%	1/23/23	20,130	20,940
	Morgan Stanley	3.750%	2/25/23	14,158	14,893
	Morgan Stanley	4.100%	5/22/23	10,636	11,305
	Morgan Stanley	0.560%	11/10/23	12,323	12,346
	Morgan Stanley	0.529%	1/25/24	3,994	3,995
	Morgan Stanley	0.731%	4/5/24	15,395	15,447
	Morgan Stanley	3.737%	4/24/24	10,000	10,553
	Morgan Stanley	0.791%	1/22/25	7,500	7,513
[3]	Morgan Stanley, SOFR + 0.700%	0.750%	1/20/23	20,000	20,046
[1]	MUFG Bank Ltd.	2.850%	9/8/21	22,000	22,058
[1]	MUFG Bank Ltd.	3.200%	2/26/23	7,960	8,311
	MUFG Union Bank NA	3.150%	4/1/22	11,085	11,275
	MUFG Union Bank NA	2.100%	12/9/22	4,200	4,295
	Nasdaq Inc.	0.445%	12/21/22	10,613	10,618
[3,5]	National Australia Bank Ltd., 3M Australian Bank Bill Rate + 2.400%	2.428%	9/21/26	10,450	7,689
[1]	National Bank of Canada	2.150%	10/7/22	13,405	13,692
	National Bank of Canada	2.100%	2/1/23	7,650	7,844
	National Bank of Canada	0.900%	8/15/23	8,474	8,515
[1]	Nationwide Building Society	2.000%	1/27/23	53,975	55,331
[1]	Nationwide Building Society	3.622%	4/26/23	26,771	27,393
[1]	New York Life Global Funding	2.300%	6/10/22	850	865
[1]	New York Life Global Funding	1.100%	5/5/23	12,170	12,349
[1]	New York Life Global Funding	0.550%	4/26/24	350	351
[1]	Nordea Bank Abp	4.250%	9/21/22	780	813
[1]	Nordea Bank Abp	1.000%	6/9/23	3,000	3,036
[1]	Nordea Bank Abp	3.750%	8/30/23	29,322	31,297
	Nordea Bank Abp	3.750%	8/30/23	12,061	12,873
	PNC Bank NA	2.950%	1/30/23	1,600	1,658
	PNC Bank NA	1.743%	2/24/23	11,000	11,088
	PNC Bank NA	3.800%	7/25/23	13,920	14,802
[1]	Pricoa Global Funding I	3.450%	9/1/23	22,549	23,999
	Principal Financial Group Inc.	3.300%	9/15/22	5,440	5,615
	Principal Financial Group Inc.	3.125%	5/15/23	6,641	6,962
[1]	Principal Life Global Funding II	2.375%	11/21/21	750	755
[1]	Principal Life Global Funding II	0.500%	1/8/24	9,500	9,506
[1]	Protective Life Global Funding	0.502%	4/12/23	3,730	3,738
[1]	Protective Life Global Funding	1.082%	6/9/23	12,230	12,390
[1]	Protective Life Global Funding	0.391%	7/7/23	31,000	30,985
[1]	Protective Life Global Funding	0.631%	10/13/23	1,891	1,899
	Protective Life Global Funding	0.631%	10/13/23	12,200	12,254
[1]	Protective Life Global Funding	0.473%	1/12/24	470	469
[1]	Reliance Standard Life Global Funding II	2.625%	7/22/22	970	992
[1]	Reliance Standard Life Global Funding II	2.150%	1/21/23	5,515	5,647
[1]	Reliance Standard Life Global Funding II	3.850%	9/19/23	9,475	10,122
	Royal Bank of Canada	1.950%	1/17/23	3,433	3,517
	Royal Bank of Canada	1.600%	4/17/23	5,794	5,923
	Royal Bank of Canada	3.700%	10/5/23	18,700	20,020
	Royal Bank of Canada	0.425%	1/19/24	25,000	25,010
	Santander Holdings USA Inc.	3.700%	3/28/22	41,100	41,841
	Santander UK Group Holdings plc	2.875%	8/5/21	38,486	38,491
	Santander UK Group Holdings plc	3.571%	1/10/23	10,000	10,137
	Shinhan Bank Co. Ltd.	3.875%	12/7/26	15,000	15,134
19

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Skandinaviska Enskilda Banken AB	3.050%	3/25/22	13,750	14,001
[1]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	19,750	20,264
[1]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	20,000	20,066
[1]	Standard Chartered plc	2.744%	9/10/22	4,364	4,374
[1]	Standard Chartered plc	4.247%	1/20/23	66,800	67,954
[1]	Standard Chartered plc	1.319%	10/14/23	50,943	51,366
	State Street Corp.	2.825%	3/30/23	9,620	9,783
	Sumitomo Mitsui Banking Corp.	4.850%	3/1/22	17,435	17,869
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	302	328
[3,5]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.660%	0.700%	8/18/22	15,000	11,068
[3,5]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.730%	0.766%	11/29/22	10,000	7,396
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	39,080	39,270
[5]	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	10,000	7,499
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	91,217	93,379
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	31,925	32,885
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	5,000	5,204
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	19,030	20,270
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	1,670	1,668
[3,5]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.300%	3/29/22	3,080	2,275
	Svenska Handelsbanken AB	1.875%	9/7/21	9,230	9,245
[5]	Swedbank AB	3.500%	2/17/22	6,180	4,607
[1]	Swedbank AB	2.800%	3/14/22	4,174	4,240
	Toronto-Dominion Bank	1.900%	12/1/22	44,457	45,442
	Toronto-Dominion Bank	0.750%	6/12/23	10,270	10,350
	Toronto-Dominion Bank	0.450%	9/11/23	11,324	11,340
	Toronto-Dominion Bank	0.550%	3/4/24	8,240	8,253
	Truist Bank	2.800%	5/17/22	2,632	2,680
	Truist Bank	3.502%	8/2/22	12,201	12,201
	Truist Bank	1.250%	3/9/23	1,595	1,619
	Truist Financial Corp.	2.750%	4/1/22	11,682	11,855
	Truist Financial Corp.	3.050%	6/20/22	7,214	7,376
	Truist Financial Corp.	2.200%	3/16/23	9,000	9,265
[1]	UBS AG	1.750%	4/21/22	21,178	21,391
[1]	UBS AG	0.450%	2/9/24	10,000	9,967
[1]	UBS Group AG	2.650%	2/1/22	35,000	35,415
[1]	UBS Group AG	3.491%	5/23/23	45,828	46,971
[1]	UBS Group AG	2.859%	8/15/23	68,817	70,506
[1]	USAA Capital Corp.	1.500%	5/1/23	2,548	2,601
	Wells Fargo & Co.	3.500%	3/8/22	2,544	2,594
[8]	Wells Fargo & Co.	2.125%	4/22/22	2,930	4,119
[5]	Wells Fargo & Co.	5.250%	9/7/22	13,920	10,748
	Wells Fargo & Co.	3.069%	1/24/23	50,000	50,670
	Wells Fargo & Co.	3.750%	1/24/24	40,919	43,985
	Wells Fargo & Co.	1.654%	6/2/24	55,429	56,630
	Wells Fargo Bank NA	2.082%	9/9/22	16,500	16,529
	Wells Fargo Bank NA	3.550%	8/14/23	9,000	9,568
	Westpac Banking Corp.	2.500%	6/28/22	380	388
	Westpac Banking Corp.	2.750%	1/11/23	25,155	26,063
[5]	Westpac Banking Corp.	4.500%	3/11/27	3,466	2,600
[3,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.824%	6/22/28	13,100	9,810
	Willis North America Inc.	3.600%	5/15/24	15,566	16,701
20

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zions Bancorp NA	3.500%	8/27/21	15,360	15,391
					6,111,662
Health Care (5.9%)
	AbbVie Inc.	2.150%	11/19/21	5,000	5,028
	AbbVie Inc.	5.000%	12/15/21	6,000	6,033
	AbbVie Inc.	3.450%	3/15/22	40,000	40,573
	AbbVie Inc.	3.250%	10/1/22	27,474	28,202
	AbbVie Inc.	2.900%	11/6/22	24	25
	AbbVie Inc.	3.200%	11/6/22	5,579	5,752
	AbbVie Inc.	2.300%	11/21/22	37,009	37,939
	AbbVie Inc.	2.850%	5/14/23	4,650	4,833
	AbbVie Inc.	3.750%	11/14/23	6,600	7,067
	Aetna Inc.	2.750%	11/15/22	33,729	34,564
	Aetna Inc.	2.800%	6/15/23	9,028	9,384
	AmerisourceBergen Corp.	0.737%	3/15/23	54,960	55,059
	Amgen Inc.	3.625%	5/15/22	10,655	10,844
	Anthem Inc.	3.125%	5/15/22	10,000	10,223
	Anthem Inc.	2.950%	12/1/22	12,900	13,325
	Anthem Inc.	3.300%	1/15/23	38,155	39,764
	Astrazeneca Finance LLC	0.700%	5/28/24	19,000	19,025
	AstraZeneca plc	2.375%	6/12/22	33,100	33,661
	AstraZeneca plc	3.500%	8/17/23	105	111
[1]	Bayer U.S. Finance II LLC	3.875%	12/15/23	21,047	22,517
[1]	Bayer U.S. Finance LLC	3.000%	10/8/21	6,220	6,250
	Biogen Inc.	3.625%	9/15/22	5,786	5,997
	Bristol-Myers Squibb Co.	2.600%	5/16/22	5,140	5,238
	Bristol-Myers Squibb Co.	2.000%	8/1/22	750	763
	Bristol-Myers Squibb Co.	3.550%	8/15/22	3,975	4,110
	Bristol-Myers Squibb Co.	0.537%	11/13/23	40,000	40,027
	Cardinal Health Inc.	2.616%	6/15/22	519	528
	Cardinal Health Inc.	3.200%	3/15/23	3,040	3,172
	Cigna Corp.	3.050%	11/30/22	31,392	32,450
	Cigna Corp.	3.750%	7/15/23	63,501	67,402
	Cigna Corp.	0.613%	3/15/24	10,000	10,003
	CVS Health Corp.	3.500%	7/20/22	3,412	3,499
	CVS Health Corp.	2.750%	12/1/22	44,239	45,413
	CVS Health Corp.	4.750%	12/1/22	1,795	1,879
	CVS Health Corp.	3.700%	3/9/23	3,783	3,973
	Gilead Sciences Inc.	4.400%	12/1/21	9,397	9,428
	Gilead Sciences Inc.	3.250%	9/1/22	25,449	26,141
	Gilead Sciences Inc.	0.750%	9/29/23	35,140	35,161
	GlaxoSmithKline Capital plc	2.850%	5/8/22	4,984	5,085
	GlaxoSmithKline Capital plc	2.875%	6/1/22	4,660	4,753
	GlaxoSmithKline Capital plc	0.534%	10/1/23	38,022	38,113
	Humana Inc.	3.150%	12/1/22	28,310	29,150
	Humana Inc.	2.900%	12/15/22	65,131	67,206
	Humana Inc.	0.650%	8/3/23	20,000	20,000
	Illumina Inc.	0.550%	3/23/23	28,917	28,967
	McKesson Corp.	2.700%	12/15/22	7,947	8,151
	McKesson Corp.	2.850%	3/15/23	3,609	3,724
[1]	Mylan Inc.	3.125%	1/15/23	20,916	21,669
	Mylan Inc.	4.200%	11/29/23	9,000	9,645
	Stryker Corp.	0.600%	12/1/23	25,000	25,008
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	42,453	46,013
	UnitedHealth Group Inc.	2.875%	3/15/22	9,315	9,407
21

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.375%	10/15/22	14,049	14,405
	UnitedHealth Group Inc.	2.750%	2/15/23	775	800
	UnitedHealth Group Inc.	3.500%	6/15/23	1,624	1,720
	UnitedHealth Group Inc.	3.500%	2/15/24	225	242
	Viatris Inc.	0.477%	10/15/21	32,000	31,969
[1]	Viatris Inc.	1.125%	6/22/22	88,114	88,648
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	18,910	19,176
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	20	21
	Zoetis Inc.	3.250%	2/1/23	22,006	22,791
					1,182,026
Industrials (3.6%)
[5]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	5,000	3,772
	Block Financial LLC	5.500%	11/1/22	8,000	8,291
	Boeing Co.	2.700%	5/1/22	55,731	56,655
	Boeing Co.	2.200%	10/30/22	500	508
	Boeing Co.	1.167%	2/4/23	44,000	44,141
	Boeing Co.	2.800%	3/1/23	500	516
	Boeing Co.	4.508%	5/1/23	31,581	33,552
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,600	3,884
	Caterpillar Financial Services Corp.	1.931%	10/1/21	9,140	9,167
	Caterpillar Financial Services Corp.	0.950%	5/13/22	18,150	18,259
	Caterpillar Financial Services Corp.	1.900%	9/6/22	21,180	21,577
	Caterpillar Financial Services Corp.	2.550%	11/29/22	630	650
	Caterpillar Financial Services Corp.	0.650%	7/7/23	40,000	40,273
	CNH Industrial Capital LLC	3.875%	10/15/21	952	958
	CNH Industrial Capital LLC	4.375%	4/5/22	4,645	4,763
	CNH Industrial Capital LLC	1.950%	7/2/23	1,220	1,251
	CNH Industrial Capital LLC	4.200%	1/15/24	190	206
	CNH Industrial NV	4.500%	8/15/23	638	686
[5]	ConnectEast Finance Pty Ltd.	4.250%	2/25/22	17,730	13,168
	General Dynamics Corp.	2.250%	11/15/22	500	510
	General Electric Co.	2.700%	10/9/22	525	539
	General Electric Co.	3.100%	1/9/23	750	779
[6]	Honeywell International Inc.	0.483%	8/19/22	108,575	108,586
	L3Harris Technologies Inc.	3.850%	6/15/23	21,533	22,845
	Norfolk Southern Corp.	3.850%	1/15/24	1,000	1,071
	Northrop Grumman Corp.	3.250%	8/1/23	7,654	8,082
	PACCAR Financial Corp.	0.350%	8/11/23	10,000	10,007
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.875%	7/11/22	397	413
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	720	758
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	2,120	2,189
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	655	698
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	747	802
[5]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	9,520	7,282
	Raytheon Technologies Corp.	2.800%	3/15/22	68,142	69,067
	Raytheon Technologies Corp.	2.500%	12/15/22	13,865	14,206
	Ryder System Inc.	2.875%	6/1/22	18,574	18,931
	Ryder System Inc.	3.875%	12/1/23	17,810	19,118
[1]	Siemens Financieringsmaatschappij NV	0.400%	3/11/23	75,000	75,142
	Southwest Airlines Co.	4.750%	5/4/23	88,086	94,349
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.650%	8/1/22	1,954	2,000
	Teledyne Technologies Inc.	0.650%	4/1/23	550	550
	Tyco Electronics Group SA	3.500%	2/3/22	1,520	1,532
	United Parcel Service Inc.	2.450%	10/1/22	1,060	1,087
22

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	1,992	2,002
	Waste Management Inc.	2.900%	9/15/22	4,000	4,090
					728,912
Materials (1.6%)
[1]	Air Liquide Finance SA	1.750%	9/27/21	31,660	31,699
[1]	Berry Global Inc.	0.950%	2/15/24	5,500	5,515
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	16,700	17,956
[1]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	7,400	7,762
	DuPont de Nemours Inc.	4.205%	11/15/23	19,235	20,768
	Eastman Chemical Co.	3.500%	12/1/21	18,332	18,524
	Ecolab Inc.	3.250%	1/14/23	5,000	5,186
	EI du Pont de Nemours and Co.	0.000%	12/15/21	130,000	129,897
	GC Treasury Center Co. Ltd.	4.250%	9/19/22	4,930	5,106
	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	1,000	1,013
[1]	International Flavors & Fragrances Inc.	0.697%	9/15/22	3,035	3,039
	Linde Inc.	2.200%	8/15/22	25	25
	LYB International Finance BV	4.000%	7/15/23	12,255	13,076
	Martin Marietta Materials Inc.	0.650%	7/15/23	15,000	15,028
	Newmont Corp.	3.500%	3/15/22	2,000	2,022
	Nucor Corp.	4.125%	9/15/22	4,237	4,377
	Nutrien Ltd.	3.150%	10/1/22	10,516	10,780
	Nutrien Ltd.	1.900%	5/13/23	8,635	8,846
	Nutrien Ltd.	3.625%	3/15/24	641	685
	Packaging Corp. of America	4.500%	11/1/23	20,557	22,176
	PPG Industries Inc.	3.200%	3/15/23	7,000	7,298
	Sherwin-Williams Co.	4.200%	1/15/22	602	607
					331,385
Real Estate (2.1%)
	American Tower Corp.	2.250%	1/15/22	9,154	9,232
	American Tower Corp.	3.500%	1/31/23	1,230	1,287
	American Tower Corp.	3.000%	6/15/23	12,640	13,229
	AvalonBay Communities Inc.	2.950%	9/15/22	9,225	9,437
	AvalonBay Communities Inc.	2.850%	3/15/23	17,450	18,013
	AvalonBay Communities Inc.	4.200%	12/15/23	25,272	27,269
	Boston Properties LP	3.850%	2/1/23	23,523	24,496
	Boston Properties LP	3.125%	9/1/23	20,350	21,311
	Boston Properties LP	3.800%	2/1/24	4,672	4,997
	Brandywine Operating Partnership LP	3.950%	2/15/23	2,730	2,851
	Camden Property Trust	2.950%	12/15/22	6,289	6,473
	Crown Castle International Corp.	3.150%	7/15/23	1,000	1,050
	ERP Operating LP	0.303%	9/8/21	59,190	59,179
	ERP Operating LP	3.000%	4/15/23	68,415	71,091
	Essex Portfolio LP	3.250%	5/1/23	8,470	8,819
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,132
	Federal Realty Investment Trust	2.750%	6/1/23	1,800	1,864
	Federal Realty Investment Trust	3.950%	1/15/24	20,984	22,501
	Highwoods Realty LP	3.625%	1/15/23	2,736	2,826
	Kimco Realty Corp.	3.400%	11/1/22	11,221	11,587
	Kimco Realty Corp.	3.125%	6/1/23	9,290	9,679
	Mid-America Apartments LP	4.300%	10/15/23	3,100	3,325
	Public Storage	2.370%	9/15/22	9,110	9,312
[3]	Public Storage, SOFR + 0.470%	0.520%	4/23/24	8,845	8,862
	Realty Income Corp.	4.650%	8/1/23	18,770	20,151
	Simon Property Group LP	2.750%	6/1/23	17,465	18,107
23

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	3.750%	2/1/24	7,965	8,529
	SL Green Operating Partnership LP	3.250%	10/15/22	300	309
	Ventas Realty LP	3.125%	6/15/23	5,155	5,365
	Ventas Realty LP	3.500%	4/15/24	2,371	2,534
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	1,885	1,939
	Weingarten Realty Investors	3.500%	4/15/23	1,160	1,207
	Welltower Inc.	4.500%	1/15/24	9,995	10,844
	Welltower Inc.	3.625%	3/15/24	1,495	1,603
					420,410
Technology (3.4%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	17,246	18,388
	Dell International LLC / EMC Corp.	5.450%	6/15/23	38,632	41,746
	Equifax Inc.	3.300%	12/15/22	14,895	15,377
	Equifax Inc.	3.950%	6/15/23	2,175	2,308
	Fidelity National Information Services Inc.	0.375%	3/1/23	50,000	50,005
[5]	Intel Corp.	4.000%	12/1/22	32,710	25,168
	Micron Technology Inc.	2.497%	4/24/23	59,600	61,545
	Moody's Corp.	4.500%	9/1/22	5,440	5,624
	Moody's Corp.	2.625%	1/15/23	1,425	1,469
	NVIDIA Corp.	0.309%	6/15/23	172,550	172,635
[1]	NXP BV / NXP Funding LLC	4.625%	6/1/23	640	686
	Oracle Corp.	1.900%	9/15/21	8,095	8,105
	Oracle Corp.	2.500%	5/15/22	7,604	7,708
	Oracle Corp.	2.400%	9/15/23	70,687	73,221
	PayPal Holdings Inc.	2.200%	9/26/22	71,556	73,172
	PayPal Holdings Inc.	1.350%	6/1/23	24,301	24,753
	Roper Technologies Inc.	0.450%	8/15/22	10,000	10,010
	Roper Technologies Inc.	3.650%	9/15/23	3,087	3,286
	Skyworks Solutions Inc.	0.900%	6/1/23	2,870	2,881
	VMware Inc.	2.950%	8/21/22	87,818	89,974
	VMware Inc.	0.600%	8/15/23	4,000	4,007
					692,068
Utilities (6.1%)
	American Electric Power Co. Inc.	0.750%	11/1/23	10,000	10,007
	Atmos Energy Corp.	0.625%	3/9/23	9,260	9,262
[5]	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	33,130	25,460
	Baltimore Gas and Electric Co.	3.350%	7/1/23	4,810	5,045
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	500	517
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	500	507
	CenterPoint Energy Inc.	2.500%	9/1/22	24,040	24,548
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	8,046	8,047
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	12,500	13,113
	Consolidated Edison Inc.	0.650%	12/1/23	34,357	34,374
[1]	Dominion Energy Inc.	2.450%	1/15/23	69,850	71,883
[3]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.649%	9/15/23	6,090	6,093
	DTE Energy Co.	0.550%	11/1/22	60,220	60,410
	DTE Energy Co.	2.250%	11/1/22	25,900	26,491
	Duke Energy Corp.	1.800%	9/1/21	328	328
	Duke Energy Corp.	2.400%	8/15/22	11,528	11,757
	Duke Energy Corp.	3.050%	8/15/22	9,087	9,278
	Duke Energy Progress LLC	3.000%	9/15/21	1,175	1,177
[3]	Duke Energy Progress LLC, 3M USD LIBOR + 0.180%	0.335%	2/18/22	29,000	29,000
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	9,867	10,448
	Edison International	2.400%	9/15/22	1,826	1,855
24

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Edison International	3.125%	11/15/22	960	988
	Edison International	2.950%	3/15/23	1,342	1,385
	Enel Finance America LLC	0.356%	5/12/22	24,340	24,268
	Enel Finance America LLC	0.351%	5/18/22	29,000	28,911
	Enel Finance America LLC	0.356%	5/19/22	19,400	19,341
	Enel Finance America LLC	0.321%	6/14/22	48,030	47,864
	Enel Finance America LLC	0.322%	6/17/22	47,930	47,763
[1]	Engie SA	2.875%	10/10/22	4,640	4,774
	Entergy Corp.	4.000%	7/15/22	7,719	7,939
	Entergy Louisiana LLC	0.620%	11/17/23	26,750	26,764
[3,5]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.020%	1.056%	8/29/22	14,900	10,988
	Eversource Energy	2.750%	3/15/22	62,800	63,631
	Eversource Energy	2.800%	5/1/23	44,715	46,271
	Georgia Power Co.	2.850%	5/15/22	500	510
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	27,982	28,474
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	3,422	3,535
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	45,500	45,668
[3]	NextEra Energy Capital Holdings Inc., 3M USD LIBOR + 0.270%	0.420%	2/22/23	40,000	39,985
	Northern States Power Co.	2.600%	5/15/23	11,145	11,472
	NSTAR Electric Co.	2.375%	10/15/22	1,200	1,223
	NTPC Ltd.	4.750%	10/3/22	6,890	7,183
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	4,200	4,289
	ONE Gas Inc.	0.850%	3/11/23	65,000	65,016
	PECO Energy Co.	1.700%	9/15/21	2,295	2,297
	PECO Energy Co.	2.375%	9/15/22	3,595	3,659
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	55,193	55,952
	Progress Energy Inc.	3.150%	4/1/22	13,709	13,871
	PSEG Power LLC	3.850%	6/1/23	10,688	11,317
	Public Service Electric and Gas Co.	2.375%	5/15/23	10,870	11,211
	Public Service Enterprise Group Inc.	2.650%	11/15/22	74,500	76,607
	Puget Energy Inc.	6.000%	9/1/21	7,829	7,861
	Sempra Energy	2.900%	2/1/23	5,768	5,965
	Sempra Energy	4.050%	12/1/23	11,670	12,511
	Southern California Edison Co.	0.700%	4/3/23	20,000	20,056
[3]	Southern California Edison Co., SOFR + 0.350%	0.398%	6/13/22	24,020	24,061
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	80	83
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	2,377	2,482
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	19,705	20,012
[5]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	18,230	14,018
	Virginia Electric and Power Co.	2.750%	3/15/23	30,143	31,148
	WEC Energy Group Inc.	0.550%	9/15/23	13,710	13,732
	Xcel Energy Inc.	0.500%	10/15/23	9,705	9,716
					1,234,401
Total Corporate Bonds (Cost $14,120,345)					14,134,231
Sovereign Bonds (3.6%)
	Corp. Andina de Fomento	3.250%	2/11/22	26,585	26,981
	Corp. Andina de Fomento	4.375%	6/15/22	15,419	15,938
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	10,296
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	6,200	6,313
[1]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,838	1,867
	Export-Import Bank of India	4.000%	1/14/23	19,168	19,994
25

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fondo MIVIVIENDA SA	3.500%	1/31/23	8,453	8,713
	Kingdom of Saudi Arabia	2.375%	10/26/21	61,214	61,468
[9]	Korea Monetary Stabilization Bond	1.315%	10/2/21	50,000,000	43,513
[9]	Korea Monetary Stabilization Bond	0.000%	10/19/21	150,000,000	130,214
[9]	Korea Monetary Stabilization Bond	0.880%	7/9/22	100,000,000	86,918
	KSA Sukuk Ltd.	2.894%	4/20/22	45,310	46,053
	Kuwait	2.750%	3/20/22	15,693	15,923
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	50,866	51,761
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	19,409	20,082
	Republic of Chile	2.250%	10/30/22	4,700	4,806
	Republic of Colombia	2.625%	3/15/23	30,405	30,855
	Republic of Croatia	5.500%	4/4/23	3,155	3,414
	Republic of Hungary	5.375%	2/21/23	22,492	24,235
	Republic of Hungary	5.750%	11/22/23	8,000	8,960
	Republic of Indonesia	3.750%	4/25/22	46,856	47,971
	Republic of Indonesia	2.950%	1/11/23	2,500	2,588
	Republic of Panama	4.000%	9/22/24	13,047	14,174
	Republic of Serbia	7.250%	9/28/21	3,678	3,718
	Romania	6.750%	2/7/22	27,481	28,357
[10]	SoQ Sukuk A QSC	3.241%	1/18/23	11,847	12,340
	State of Israel	4.000%	6/30/22	300	310
	State of Qatar	3.875%	4/23/23	10,000	10,587
Total Sovereign Bonds (Cost $739,076)					738,349
Taxable Municipal Bonds (0.0%)
[3]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700% (Cost $20)	0.800%	1/2/25	19	20
Total Taxable Municipal Bonds (Cost $20)					20
				Shares
Temporary Cash Investments (12.4%)
Money Market Fund (9.9%)
[11]	Vanguard Market Liquidity Fund	0.064%		19,990,449	1,999,045
			Maturity Date	Face Amount ($000)
Commercial Paper (0.3%)
	General Motors Financial Co. Inc.	0.325%	9/10/21	20,000	19,991
	Humana Inc.	0.274%	10/20/21	35,000	34,975
26

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (2.2%)
[12]	U.S. Treasury Bill	0.073%	7/14/22	450,000	449,719
Total Temporary Cash Investments (Cost $2,503,597)					2,503,730
Total Investments (100.8%) (Cost $20,339,866)					20,358,810
Other Assets and Liabilities—Net (-0.8%)					(154,940)
Net Assets (100%)					20,203,870
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $4,044,781,000, representing 20.0% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in Australian dollars.
6	Securities with a value of $5,467,000 have been segregated as initial margin for open futures contracts.
7	Securities with a value of $811,000 have been segregated as initial margin for open centrally cleared swap contracts.
8	Face amount denominated in British pounds.
9	Face amount denominated in Korean won.
10	Guaranteed by the State of Qatar.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Securities with a value of $870,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	2,766	610,335	(5)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2021	(4,235)	(527,026)	(3,074)
AUD 3-Year Treasury Bond	September 2021	(952)	(81,792)	(240)
				(3,314)
				(3,319)

27

Ultra-Short-Term Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	8/27/21	AUD	403	USD	297	—	(1)
JPMorgan Chase Bank, N.A.	8/27/21	AUD	155	USD	114	—	—
JPMorgan Chase Bank, N.A.	8/27/21	EUR	34	USD	40	—	—
State Street Bank & Trust Co.	8/27/21	USD	229,326	AUD	311,271	866	—
Barclays Bank plc	8/27/21	USD	220,624	AUD	299,236	997	—
Royal Bank of Canada	8/27/21	USD	258	AUD	350	1	—
BNP Paribas	8/27/21	USD	153	AUD	207	1	—
Toronto-Dominion Bank	8/27/21	USD	4,112	GBP	2,990	—	(44)
State Street Bank & Trust Co.	9/15/21	USD	89,325	KRW	100,000,000	2,451	—
BNP Paribas	9/15/21	USD	53,111	KRW	60,000,000	987	—
Standard Chartered Bank	9/15/21	USD	44,462	KRW	50,000,000	1,025	—
Citibank, N.A.	9/15/21	USD	44,117	KRW	50,000,000	681	—
JPMorgan Chase Bank, N.A.	9/15/21	USD	40,251	KRW	45,000,000	1,160	—
						8,169	(45)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
KRW—Korean won.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S35-V1	12/23/25	USD 60,000	(1.000)	(1,507)	(81)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
28

Ultra-Short-Term Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Indonesia/Baa2	6/23/26	JPMC	4,500	1.000	45	30	15	—
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $4,594,000 and cash of $740,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Ultra-Short-Term Bond Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,340,925)	18,359,765
Affiliated Issuers (Cost $1,998,941)	1,999,045
Total Investments in Securities	20,358,810
Investment in Vanguard	676
Cash	812
Foreign Currency, at Value (Cost $5,436)	5,430
Receivables for Accrued Income	90,592
Receivables for Capital Shares Issued	61,867
Swap Premiums Paid	30
Variation Margin Receivable—Centrally Cleared Swap Contracts	24
Unrealized Appreciation—Forward Currency Contracts	8,169
Unrealized Appreciation—Over-the-Counter Swap Contracts	15
Total Assets	20,526,425
Liabilities
Payables for Investment Securities Purchased	288,745
Payables for Capital Shares Redeemed	30,732
Payables for Distributions	1,596
Payables to Vanguard	911
Variation Margin Payable—Futures Contracts	526
Unrealized Depreciation—Forward Currency Contracts	45
Total Liabilities	322,555
Net Assets	20,203,870
30

Ultra-Short-Term Bond Fund
Statement of Assets and Liabilities (continued)
At July 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	20,154,379
Total Distributable Earnings (Loss)	49,491
Net Assets	20,203,870

Investor Shares—Net Assets
Applicable to 82,674,316 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	832,375
Net Asset Value Per Share—Investor Shares	$10.07

Admiral Shares—Net Assets
Applicable to 961,840,622 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,371,495
Net Asset Value Per Share—Admiral Shares	$20.14

See accompanying Notes, which are an integral part of the Financial Statements.
31

Ultra-Short-Term Bond Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Interest[1]	70,054
Total Income	70,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	396
Management and Administrative—Investor Shares	729
Management and Administrative—Admiral Shares	8,236
Marketing and Distribution—Investor Shares	29
Marketing and Distribution—Admiral Shares	240
Custodian Fees	25
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	2
Total Expenses	9,673
Net Investment Income	60,381
Realized Net Gain (Loss)
Investment Securities Sold[1]	6,491
Futures Contracts	13,912
Swap Contracts	(65)
Forward Currency Contracts	41,632
Foreign Currencies	(9,408)
Realized Net Gain (Loss)	52,562
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(60,674)
Futures Contracts	(3,737)
Swap Contracts	(106)
Forward Currency Contracts	1,515
Foreign Currencies	(20)
Change in Unrealized Appreciation (Depreciation)	(63,022)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,921
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $721,000, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Ultra-Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,381	138,925
Realized Net Gain (Loss)	52,562	(14,627)
Change in Unrealized Appreciation (Depreciation)	(63,022)	56,809
Net Increase (Decrease) in Net Assets Resulting from Operations	49,921	181,107
Distributions
Investor Shares	(2,351)	(6,698)
Admiral Shares	(61,577)	(136,565)
Total Distributions	(63,928)	(143,263)
Capital Share Transactions
Investor Shares	104,820	255,196
Admiral Shares	3,324,998	9,580,899
Net Increase (Decrease) from Capital Share Transactions	3,429,818	9,836,095
Total Increase (Decrease)	3,415,811	9,873,939
Net Assets
Beginning of Period	16,788,059	6,914,120
End of Period	20,203,870	16,788,059

See accompanying Notes, which are an integral part of the Financial Statements.
33

Ultra-Short-Term Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.08	$10.04	$9.98	$9.97	$10.00	$9.99
Investment Operations
Net Investment Income	.028[1]	.127[1]	.252[1]	.227[1]	.154[1]	.106
Net Realized and Unrealized Gain (Loss) on Investments	(.008)	.053	.065	.003	(.037)	.006
Total from Investment Operations	.020	.180	.317	.230	.117	.112
Distributions
Dividends from Net Investment Income	(.030)	(.140)	(.257)	(.220)	(.145)	(.102)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	—
Total Distributions	(.030)	(.140)	(.257)	(.220)	(.147)	(.102)
Net Asset Value, End of Period	$10.07	$10.08	$10.04	$9.98	$9.97	$10.00
Total Return[2]	0.20%	1.81%	3.21%	2.34%	1.17%	1.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$832	$728	$471	$309	$179	$131
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.56%	1.27%	2.53%	2.28%	1.54%	1.11%
Portfolio Turnover Rate	26%[3]	60%[3]	70%	61%	70%	81%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1% and 3% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
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Ultra-Short-Term Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.15	$20.08	$19.96	$19.94	$20.00	$19.98
Investment Operations
Net Investment Income	.065[1]	.263[1]	.527[1]	.473[1]	.328[1]	.228
Net Realized and Unrealized Gain (Loss) on Investments	(.006)	.107	.126	.008	(.077)	.015
Total from Investment Operations	.059	.370	.653	.481	.251	.243
Distributions
Dividends from Net Investment Income	(.069)	(.300)	(.533)	(.461)	(.307)	(.223)
Distributions from Realized Capital Gains	—	—	—	—	(.004)	—
Total Distributions	(.069)	(.300)	(.533)	(.461)	(.311)	(.223)
Net Asset Value, End of Period	$20.14	$20.15	$20.08	$19.96	$19.94	$20.00
Total Return[2]	0.29%	1.86%	3.31%	2.44%	1.26%	1.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,371	$16,060	$6,443	$5,244	$3,474	$2,024
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.65%	1.31%	2.63%	2.38%	1.64%	1.19%
Portfolio Turnover Rate	26%[3]	60%[3]	70%	61%	70%	81%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1% and 3% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
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Ultra-Short-Term Bond Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its
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Ultra-Short-Term Bond Fund
clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented 4% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2021, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Ultra-Short-Term Bond Fund
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
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Ultra-Short-Term Bond Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2021, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
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Ultra-Short-Term Bond Fund
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
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Ultra-Short-Term Bond Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $676,000, representing less than 0.01% of the fund’s net assets and 0.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Ultra-Short-Term Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,982,480	—	2,982,480
Corporate Bonds	—	14,134,231	—	14,134,231
Sovereign Bonds	—	738,349	—	738,349
Taxable Municipal Bonds	—	20	—	20
Temporary Cash Investments	1,999,045	504,685	—	2,503,730
Total	1,999,045	18,359,765	—	20,358,810
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	8,169	—	8,169
Swap Contracts	—[1]	15	—	15
Total	—	8,184	—	8,184
Liabilities
Futures Contracts[1]	3,319	—	—	3,319
Forward Currency Contracts	—	45	—	45
Swap Contracts	81[1]	—	—	81
Total	3,400	45	—	3,445
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At July 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	30	30
Unrealized Appreciation—Forward Currency Contracts	—	8,169	—	8,169
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	15	15
Total Assets	—	8,169	45	8,214

Unrealized Depreciation—Futures Contracts[1]	3,319	—	—	3,319
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	81	81
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Ultra-Short-Term Bond Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation—Forward Currency Contracts	—	45	—	45
Total Liabilities	3,319	45	81	3,445
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	13,912	—	—	13,912
Swap Contracts	—	—	(65)	(65)
Forward Currency Contracts	—	41,632	—	41,632
Realized Net Gain (Loss) on Derivatives	13,912	41,632	(65)	55,479
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,737)	—	—	(3,737)
Swap Contracts	—	—	(106)	(106)
Forward Currency Contracts	—	1,515	—	1,515
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,737)	1,515	(106)	(2,328)
E.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,360,056
Gross Unrealized Appreciation	33,139
Gross Unrealized Depreciation	(29,616)
Net Unrealized Appreciation (Depreciation)	3,523
F.	During the six months ended July 31, 2021, the fund purchased $5,823,730,000 of investment securities and sold $2,674,906,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $756,285,000 and $1,046,924,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended July 31, 2021, such purchases and sales were $820,772,000 and $0,
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Ultra-Short-Term Bond Fund
respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	409,829	40,686	885,690	88,050
Issued in Lieu of Cash Distributions	2,110	210	6,094	607
Redeemed	(307,119)	(30,491)	(636,588)	(63,338)
Net Increase (Decrease)—Investor Shares	104,820	10,405	255,196	25,319
Admiral Shares
Issued	9,320,147	462,559	16,385,112	814,372
Issued in Lieu of Cash Distributions	50,327	2,498	110,723	5,511
Redeemed	(6,045,476)	(300,056)	(6,914,936)	(343,906)
Net Increase (Decrease)—Admiral Shares	3,324,998	165,001	9,580,899	475,977
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
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Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Ultra-Short-Term Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short-term and since-inception performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ultra-Short-Term Bond Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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Q14922 092021

Semiannual Report   |   July 31, 2021
Vanguard High-Yield Corporate Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	33
Liquidity Risk Management	35

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
High-Yield Corporate Fund
Investor Shares	$1,000.00	$1,027.80	$1.16
Admiral™ Shares	1,000.00	1,028.30	0.65
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.15	0.65
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.13% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

High-Yield Corporate Fund
Fund Allocation
As of July 31, 2021
Corporate Bonds - Communications	18.7%
Corporate Bonds - Consumer Discretionary	14.6
Corporate Bonds - Consumer Staples	4.0
Corporate Bonds - Energy	8.5
Corporate Bonds - Financials	9.0
Corporate Bonds - Health Care	9.6
Corporate Bonds - Industrials	6.3
Corporate Bonds - Materials	9.6
Corporate Bonds - Real Estate	1.2
Corporate Bonds - Technology	11.9
Corporate Bonds - Utilities	1.7
Preferred Stock	0.0
U.S. Government and Agency Obligations	4.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

High-Yield Corporate Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (4.7%)
U.S. Government Securities (4.7%)
	U.S. Treasury Note/Bond	2.875%	10/15/21	275,000	276,547
[1]	U.S. Treasury Note/Bond	1.500%	1/31/22	275,000	276,934
	U.S. Treasury Note/Bond	0.125%	4/30/22	275,000	275,086
	U.S. Treasury Note/Bond	2.000%	7/31/22	275,000	280,242
	U.S. Treasury Note/Bond	1.375%	10/15/22	275,000	279,211
Total U.S. Government and Agency Obligations (Cost $1,387,866)					1,388,020
Corporate Bonds (91.0%)
Communications (17.9%)
[2]	Altice Financing SA	7.500%	5/15/26	25,000	26,002
[2,3]	Altice France SA	2.125%	2/15/25	11,415	13,213
[2]	Altice France SA	7.375%	5/1/26	78,140	81,240
[2]	Altice France SA	8.125%	2/1/27	600	650
[2]	Altice France SA	5.500%	1/15/28	19,790	20,284
[2]	Altice France SA	5.125%	7/15/29	100,720	101,414
	Belo Corp.	7.750%	6/1/27	29,475	34,754
	Belo Corp.	7.250%	9/15/27	24,707	29,103
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	2/15/26	23,480	24,276
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	60,288	62,320
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	17,527	18,340
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	34,125	35,783
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	50,355	52,906
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	68,465	70,603
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	116,373	121,738
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	4,215	5,936
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	31,500	38,964
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	20,000	24,191
	CSC Holdings LLC	6.750%	11/15/21	44,262	44,931
	CSC Holdings LLC	5.875%	9/15/22	6,058	6,337
[2]	CSC Holdings LLC	5.500%	4/15/27	82,015	85,819
[2]	CSC Holdings LLC	6.500%	2/1/29	35,323	39,050
[2]	CSC Holdings LLC	4.125%	12/1/30	123,394	123,716
[2]	CSC Holdings LLC	4.625%	12/1/30	1,275	1,255
[2]	CSC Holdings LLC	3.375%	2/15/31	82,190	78,078
[2]	CSC Holdings LLC	4.500%	11/15/31	142,670	143,906
	DISH DBS Corp.	5.875%	7/15/22	105,934	109,712
4

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DISH DBS Corp.	5.000%	3/15/23	48,242	50,435
	DISH DBS Corp.	5.875%	11/15/24	87,950	94,813
	DISH DBS Corp.	7.750%	7/1/26	121,605	138,889
	DISH DBS Corp.	7.375%	7/1/28	88,115	95,352
[2]	DISH DBS Corp.	5.125%	6/1/29	65,475	64,906
	Embarq Corp.	7.995%	6/1/36	28,550	31,983
[2]	Frontier Communications Holdings LLC	5.875%	10/15/27	26,240	28,139
[2]	Frontier Communications Holdings LLC	5.000%	5/1/28	167,919	173,796
[2]	Frontier Communications Holdings LLC	6.750%	5/1/29	78,962	84,674
	Frontier Communications Holdings LLC	5.875%	11/1/29	102,602	105,249
[2]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	116,540	116,653
[2]	Gray Television Inc.	5.875%	7/15/26	60,725	62,682
	Lamar Media Corp.	3.750%	2/15/28	31,890	32,491
	Lamar Media Corp.	4.000%	2/15/30	75,500	77,062
[2]	Lamar Media Corp.	3.625%	1/15/31	55,653	55,020
[2,3]	Lorca Telecom Bondco SA	4.000%	9/18/27	24,420	29,726
	Lumen Technologies Inc.	5.800%	3/15/22	15,178	15,583
	Lumen Technologies Inc.	6.750%	12/1/23	23,920	26,448
	Lumen Technologies Inc.	7.500%	4/1/24	17,708	19,909
	Netflix Inc.	5.875%	2/15/25	13,420	15,453
[2]	Netflix Inc.	3.625%	6/15/25	22,115	23,761
	Netflix Inc.	4.375%	11/15/26	1,455	1,652
	Netflix Inc.	5.875%	11/15/28	4,860	6,039
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	21,912	23,305
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	18,291	18,750
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	75,178	75,764
	Quebecor Media Inc.	5.750%	1/15/23	122,547	131,324
[2]	Scripps Escrow II Inc.	3.875%	1/15/29	62,485	62,497
[2]	Scripps Escrow II Inc.	5.375%	1/15/31	8,550	8,548
[2]	Sirius XM Radio Inc.	4.625%	7/15/24	55,185	56,637
[2]	Sirius XM Radio Inc.	5.375%	7/15/26	15,825	16,340
[2]	Sirius XM Radio Inc.	4.000%	7/15/28	35,170	36,261
[2]	Sirius XM Radio Inc.	4.125%	7/1/30	75,495	77,926
	Sprint Capital Corp.	6.875%	11/15/28	24,215	31,220
	Sprint Capital Corp.	8.750%	3/15/32	13,969	21,535
	Sprint Communications Inc.	6.000%	11/15/22	13,000	13,757
	Sprint Corp.	7.250%	9/15/21	5,000	5,037
	Sprint Corp.	7.875%	9/15/23	288,614	326,641
	Sprint Corp.	7.125%	6/15/24	70,886	81,517
	Sprint Corp.	7.625%	2/15/25	53,661	63,317
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	14,596
	Telecom Italia Capital SA	6.000%	9/30/34	36,250	41,647
	Telecom Italia Capital SA	7.721%	6/4/38	37,725	50,648
[2]	Telecom Italia SPA	5.303%	5/30/24	6,555	7,111
[2]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	129,600	136,528
	Time Warner Cable LLC	5.500%	9/1/41	20,846	26,318
	T-Mobile USA Inc.	4.500%	2/1/26	14,640	14,990
	T-Mobile USA Inc.	5.375%	4/15/27	98,340	104,020
[2]	T-Mobile USA Inc.	3.375%	4/15/29	63,900	66,589
[2]	T-Mobile USA Inc.	3.500%	4/15/31	74,430	78,141
[2]	UPC Broadband Finco BV	4.875%	7/15/31	91,040	92,837
[2]	UPC Holding BV	5.500%	1/15/28	74,560	78,452
	ViacomCBS Inc.	5.875%	2/28/57	82,651	84,236
5

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ViacomCBS Inc.	6.250%	2/28/57	33,146	37,892
[2]	Videotron Ltd.	5.375%	6/15/24	12,673	14,001
[2]	Videotron Ltd.	5.125%	4/15/27	1,500	1,564
[2,4]	Videotron Ltd.	3.625%	6/15/28	97,435	78,391
[2]	Videotron Ltd.	3.625%	6/15/29	46,245	47,541
[2]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	46,251
[2]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	42,900
[2,5]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	38,910	54,991
[2]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	39,047
[2]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	93,722
[2]	VTR Comunicaciones SPA	5.125%	1/15/28	20,592	21,492
[2]	VTR Finance NV	6.375%	7/15/28	9,055	9,606
[2,3]	WMG Acquisition Corp.	3.625%	10/15/26	7,030	8,534
[2,3]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	22,462
[2]	WMG Acquisition Corp.	3.875%	7/15/30	58,405	60,001
[2]	WMG Acquisition Corp.	3.000%	2/15/31	62,070	60,097
[2]	Ziggo BV	5.500%	1/15/27	46,075	47,809
[2]	Ziggo BV	4.875%	1/15/30	66,840	68,851
					5,346,877
Consumer Discretionary (13.9%)
[2]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	48,521
[2]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	45,540	45,336
[2]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	114,019	113,736
[2]	Adient Global Holdings Ltd.	4.875%	8/15/26	29,277	29,936
[2]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	38,713	39,732
[2]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	66,970	66,783
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	23,803
	Asbury Automotive Group Inc.	4.750%	3/1/30	13,388	14,233
[2]	Beacon Roofing Supply Inc.	4.125%	5/15/29	17,080	17,118
[6,7]	Beacon Roofing Supply Inc. Bank Loan, 1M USD LIBOR + 2.500%	2.592%	8/31/21	27,882	27,688
	Boyd Gaming Corp.	4.750%	12/1/27	128,570	133,216
[2]	Builders Firstsource Inc.	4.250%	2/1/32	32,815	33,583
[2]	Caesars Entertainment Inc.	6.250%	7/1/25	64,450	67,995
[2]	Caesars Entertainment Inc.	8.125%	7/1/27	64,390	70,902
[2]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	21,605	22,695
[2]	Caesars Resort Collection LLC / CRC Finco Inc.	5.250%	10/15/25	167,363	168,631
[2]	Carnival Corp.	4.000%	8/1/28	98,194	97,961
	Cedar Fair LP	5.250%	7/15/29	55,656	56,632
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	15,675	15,807
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	27,005	27,566
[2]	Cinemark USA Inc.	5.250%	7/15/28	5,000	4,701
[2,3]	Cirsa Finance International Sarl	6.250%	12/20/23	46,210	55,421
[2]	Cirsa Finance International Sarl	7.875%	12/20/23	66,800	68,009
[2]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	28,738	30,418
[2]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	26,491	28,598
[6,7]	Clarios Global LP Bank Loan, 1M USD LIBOR + 3.250%	3.342%	8/31/21	23,511	23,306
	Ford Motor Credit Co. LLC	5.875%	8/2/21	47,989	47,989
	Ford Motor Credit Co. LLC	3.813%	10/12/21	14,320	14,395
	Ford Motor Credit Co. LLC	5.596%	1/7/22	28,855	29,396
	Ford Motor Credit Co. LLC	3.219%	1/9/22	11,970	12,070
	Ford Motor Credit Co. LLC	3.339%	3/28/22	5,750	5,822
	Ford Motor Credit Co. LLC	2.979%	8/3/22	9,735	9,873
6

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	4.250%	9/20/22	21,255	21,905
	Ford Motor Credit Co. LLC	3.350%	11/1/22	41,781	42,715
	Ford Motor Credit Co. LLC	3.087%	1/9/23	25,291	25,807
	Ford Motor Credit Co. LLC	4.140%	2/15/23	500	517
	Ford Motor Credit Co. LLC	3.096%	5/4/23	6,346	6,488
	Ford Motor Credit Co. LLC	4.375%	8/6/23	210	220
	Ford Motor Credit Co. LLC	3.370%	11/17/23	10,105	10,464
	Ford Motor Credit Co. LLC	4.134%	8/4/25	15,275	16,345
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,070	16,788
	Ford Motor Credit Co. LLC	4.389%	1/8/26	4,800	5,202
	Ford Motor Credit Co. LLC	3.815%	11/2/27	6,000	6,315
[7]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.080%	1.198%	8/3/22	21,625	21,545
[7]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.391%	2/15/23	5,100	5,069
[6,7]	Great Outdoors Group LLC Bank Loan, 6M USD LIBOR + 4.250%	5.000%	9/30/21	74,486	74,486
[2]	Group 1 Automotive Inc.	4.000%	8/15/28	4,054	4,160
[2]	Hanesbrands Inc.	4.625%	5/15/24	21,770	23,054
[2]	Hanesbrands Inc.	5.375%	5/15/25	23,690	24,848
[2]	Hanesbrands Inc.	4.875%	5/15/26	93,794	101,343
[6,7]	IRB Holding Corp. Bank Loan, 3M USD LIBOR + 3.250%	4.250%	9/15/21	90,853	90,480
[2]	Jacobs Entertainment Inc.	7.875%	2/1/24	26,555	27,651
[2]	JELD-WEN Inc.	4.625%	12/15/25	8,571	8,734
[2]	JELD-WEN Inc.	4.875%	12/15/27	18,700	19,449
[2]	KAR Auction Services Inc.	5.125%	6/1/25	89,923	91,986
	KB Home	7.500%	9/15/22	6,935	7,412
	KB Home	7.625%	5/15/23	41,775	45,038
	KB Home	4.800%	11/15/29	15,825	17,285
	KB Home	4.000%	6/15/31	43,745	45,483
[2]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	32,810	34,287
	L Brands Inc.	6.694%	1/15/27	13,000	15,422
[2]	L Brands Inc.	6.625%	10/1/30	68,730	79,274
	Lennar Corp.	4.125%	1/15/22	27,575	27,766
	Lennar Corp.	4.875%	12/15/23	21,825	23,706
	Lennar Corp.	4.500%	4/30/24	112,404	122,388
	Lennar Corp.	5.250%	6/1/26	4,600	5,343
	Lennar Corp.	5.000%	6/15/27	35,955	42,060
	Lennar Corp.	4.750%	11/29/27	12,005	14,010
[2]	Lithia Motors Inc.	5.250%	8/1/25	5,708	5,858
[2]	Lithia Motors Inc.	4.625%	12/15/27	69,275	73,701
[2]	Lithia Motors Inc.	4.375%	1/15/31	23,480	25,586
	Macy's Retail Holdings LLC	2.875%	2/15/23	3,738	3,773
	Macy's Retail Holdings LLC	3.625%	6/1/24	32,971	33,806
[2]	Macy's Retail Holdings LLC	5.875%	4/1/29	50,591	53,398
	Macy's Retail Holdings LLC	4.500%	12/15/34	13,975	12,942
	Macy's Retail Holdings LLC	5.125%	1/15/42	6,915	6,324
	Macy's Retail Holdings LLC	4.300%	2/15/43	31,200	25,634
[2]	Masonite International Corp.	3.500%	2/15/30	12,420	12,513
[2]	Mattel Inc.	3.375%	4/1/26	18,470	19,208
[2]	Mattel Inc.	5.875%	12/15/27	76,280	83,370
[2]	Mattel Inc.	3.750%	4/1/29	25,585	26,965
	MGM Resorts International	6.000%	3/15/23	12,554	13,261
	MGM Resorts International	5.750%	6/15/25	32,801	35,707
[2]	Michaels Cos. Inc.	5.250%	5/1/28	32,860	34,005
[2]	Michaels Cos. Inc.	7.875%	5/1/29	59,525	61,742
[2]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	15,825	16,890
7

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Penn National Gaming Inc.	4.125%	7/1/29	56,620	55,807
[2]	Petsmart Inc.	4.750%	2/15/28	29,580	30,667
[2]	Petsmart Inc.	7.750%	2/15/29	7,735	8,481
	PulteGroup Inc.	5.500%	3/1/26	26,182	30,668
	PVH Corp.	4.625%	7/10/25	35,890	39,974
[2]	Scientific Games International Inc.	7.000%	5/15/28	67,625	72,977
	Service Corp. International	4.625%	12/15/27	27,935	29,465
	Service Corp. International	5.125%	6/1/29	44,190	47,890
	Service Corp. International	3.375%	8/15/30	26,810	26,732
	Service Corp. International	4.000%	5/15/31	65,605	67,890
[2]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	20,000	20,421
[6,7]	SRAM LLC Bank Loan, 3M USD LIBOR + 2.750%	3.250%	9/30/21	23,655	23,526
[2]	Taylor Morrison Communities Inc.	5.875%	6/15/27	9,642	10,932
[2]	Taylor Morrison Communities Inc.	5.125%	8/1/30	37,717	41,012
	Toll Brothers Finance Corp.	5.875%	2/15/22	2,325	2,356
	Toll Brothers Finance Corp.	4.375%	4/15/23	10,000	10,448
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	10,749
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	77,435
	Toll Brothers Finance Corp.	3.800%	11/1/29	56,775	61,383
	Under Armour Inc.	3.250%	6/15/26	66,860	69,400
[2]	William Carter Co.	5.500%	5/15/25	8,785	9,249
[2]	William Carter Co.	5.625%	3/15/27	12,968	13,568
[2]	Williams Scotsman International Inc.	4.625%	8/15/28	5,695	5,886
[2]	WW International Inc.	4.500%	4/15/29	50,400	51,280
[6,7]	WW International Inc. Bank Loan, 1M USD LIBOR + 3.500%	4.000%	8/31/21	11,185	11,159
[2]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	67,416	71,463
[2]	Yum! Brands Inc.	7.750%	4/1/25	5,165	5,589
[2]	Yum! Brands Inc.	4.750%	1/15/30	37,170	40,710
	Yum! Brands Inc.	3.625%	3/15/31	93,497	95,382
					4,164,099
Consumer Staples (3.9%)
	B&G Foods Inc.	5.250%	4/1/25	60,337	61,977
	B&G Foods Inc.	5.250%	9/15/27	58,175	60,567
[2,5]	Bellis Acquisition Co. plc	3.250%	2/16/26	17,494	24,258
[2,3]	Darling Global Finance BV	3.625%	5/15/26	12,945	15,623
[2]	Darling Ingredients Inc.	5.250%	4/15/27	10,305	10,789
[2]	Energizer Holdings Inc.	4.750%	6/15/28	54,462	56,022
[2]	Energizer Holdings Inc.	4.375%	3/31/29	70,760	71,091
[6,7]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 2.250%	2.342%	8/30/21	30,606	30,027
	Kraft Heinz Foods Co.	4.250%	3/1/31	38,000	43,781
	Kraft Heinz Foods Co.	5.200%	7/15/45	102,325	129,647
	Kraft Heinz Foods Co.	4.875%	10/1/49	35,730	44,453
[2]	Lamb Weston Holdings Inc.	4.875%	11/1/26	8,550	8,819
[2]	Lamb Weston Holdings Inc.	4.875%	5/15/28	3,090	3,436
[2]	Performance Food Group Inc.	6.875%	5/1/25	6,645	7,070
[2]	Performance Food Group Inc.	5.500%	10/15/27	86,710	90,376
[2]	Performance Food Group Inc.	4.250%	8/1/29	66,570	67,716
[2]	Post Holdings Inc.	5.750%	3/1/27	27,091	28,229
[2]	Post Holdings Inc.	5.625%	1/15/28	90,650	95,635
[2]	Post Holdings Inc.	5.500%	12/15/29	16,000	17,140
[2]	Post Holdings Inc.	4.625%	4/15/30	69,934	71,254
[2]	Post Holdings Inc.	4.500%	9/15/31	100,565	101,735
8

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	Revlon Consumer Products Corp. Bank Loan, 3M USD LIBOR + 3.500%	4.250%	8/30/21	25,379	14,339
	TreeHouse Foods Inc.	4.000%	9/1/28	74,100	74,154
[2]	United Natural Foods Inc.	6.750%	10/15/28	24,310	26,252
					1,154,390
Energy (8.1%)
	Apache Corp.	4.875%	11/15/27	33,350	35,893
	Apache Corp.	4.250%	1/15/30	2,330	2,436
	Apache Corp.	5.100%	9/1/40	37,550	40,272
	Apache Corp.	5.250%	2/1/42	16,724	17,990
	Apache Corp.	4.750%	4/15/43	48,945	50,413
	Apache Corp.	4.250%	1/15/44	23,927	23,515
	Apache Corp.	5.350%	7/1/49	47,762	50,419
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	15,055	16,219
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	24,310	25,219
[2]	Buckeye Partners LP	4.125%	3/1/25	30,350	31,457
[2]	Buckeye Partners LP	4.500%	3/1/28	61,806	63,701
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	26,612	30,392
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	39,084	44,673
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	23,885	27,977
	Cheniere Energy Partners LP	4.500%	10/1/29	38,654	41,692
	Continental Resources Inc.	4.375%	1/15/28	54,925	61,282
[2]	Continental Resources Inc.	5.750%	1/15/31	48,530	58,515
	Continental Resources Inc.	4.900%	6/1/44	82,859	95,688
	DCP Midstream Operating LP	4.950%	4/1/22	38,299	38,849
	DCP Midstream Operating LP	3.875%	3/15/23	31,988	32,827
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	30,895
[2]	DT Midstream Inc.	4.125%	6/15/29	23,760	24,364
[2]	DT Midstream Inc.	4.375%	6/15/31	28,125	29,185
	EnLink Midstream Partners LP	5.050%	4/1/45	30,827	28,705
	EQM Midstream Partners LP	4.750%	7/15/23	10,970	11,435
	EQM Midstream Partners LP	4.000%	8/1/24	13,880	14,233
[2]	EQM Midstream Partners LP	6.000%	7/1/25	56,531	61,516
[2]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	68,564
	EQM Midstream Partners LP	5.500%	7/15/28	15,541	16,840
[2]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	34,701
[2]	EQM Midstream Partners LP	4.750%	1/15/31	34,110	34,844
	EQT Corp.	3.000%	10/1/22	13,375	13,558
	EQT Corp.	6.625%	2/1/25	4,855	5,610
	EQT Corp.	3.900%	10/1/27	4,925	5,336
	EQT Corp.	7.500%	2/1/30	23,887	31,379
[2]	EQT Corp.	3.625%	5/15/31	22,785	24,123
[6,7]	NorthRiver Midstream Finance LP Bank Loan, 3M USD LIBOR + 3.250%	3.395%	10/1/21	23,048	22,815
	Occidental Petroleum Corp.	3.400%	4/15/26	12,500	12,632
	Occidental Petroleum Corp.	3.200%	8/15/26	3,380	3,368
	Occidental Petroleum Corp.	6.375%	9/1/28	8,265	9,645
	Occidental Petroleum Corp.	3.500%	8/15/29	19,414	19,363
	Occidental Petroleum Corp.	6.125%	1/1/31	23,416	27,686
	Occidental Petroleum Corp.	4.400%	4/15/46	5,650	5,549
	Occidental Petroleum Corp.	4.100%	2/15/47	4,675	4,425
	Occidental Petroleum Corp.	4.200%	3/15/48	4,675	4,477
	Ovintiv Inc.	7.200%	11/1/31	4,457	5,957
	Ovintiv Inc.	7.375%	11/1/31	43,158	58,285
	Ovintiv Inc.	6.500%	8/15/34	25,560	34,034
9

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ovintiv Inc.	6.500%	2/1/38	23,025	31,378
[2]	Range Resources Corp.	8.250%	1/15/29	23,160	25,651
[2]	Rockies Express Pipeline LLC	4.950%	7/15/29	10,603	10,923
[2]	Rockies Express Pipeline LLC	4.800%	5/15/30	8,522	8,670
[2]	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	42,171
[2]	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	14,597
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	72,984	75,115
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	73,328
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	18,335	19,287
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	31,095	31,791
[2]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	9/15/24	16,214	16,454
[2]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	84,770	87,001
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375%	2/1/27	5,340	5,542
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	32,470	36,462
[2]	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	48,850	52,801
[2,8]	Transocean Guardian Ltd.	5.875%	1/15/24	39,176	37,116
[2,8]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	16,517	16,626
[2,8]	Transocean Pontus Ltd.	6.125%	8/1/25	29,865	29,453
[2,8]	Transocean Proteus Ltd.	6.250%	12/1/24	19,026	18,835
[2]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	43,770	44,706
[2]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	61,945	63,884
	Western Midstream Operating LP	4.350%	2/1/25	15,585	16,350
	Western Midstream Operating LP	3.950%	6/1/25	14,570	15,081
	Western Midstream Operating LP	4.650%	7/1/26	39,380	42,197
	Western Midstream Operating LP	4.500%	3/1/28	3,250	3,498
	Western Midstream Operating LP	4.750%	8/15/28	7,215	7,849
	Western Midstream Operating LP	5.450%	4/1/44	21,255	23,859
	Western Midstream Operating LP	5.300%	3/1/48	53,203	58,649
	Western Midstream Operating LP	6.500%	2/1/50	63,863	75,135
					2,417,362
Financials (8.6%)
[2]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	117,770	114,717
[2]	AerCap Global Aviation Trust	6.500%	6/15/45	125,050	134,628
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	37,320	39,954
	Aircastle Ltd.	5.000%	4/1/23	33,700	36,010
	Aircastle Ltd.	4.125%	5/1/24	53,980	57,759
[2]	AmWINS Group Inc.	4.875%	6/30/29	9,190	9,371
[6,7,9,10]	Asurion LLC Bank Loan	—%	7/31/27	48,720	47,827
[6,7]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.000%	3.092%	8/31/21	98,300	96,632
[2]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	55,806
	BNP Paribas SA	6.750%	12/29/49	71,120	73,298
[2]	Carlyle Aviation Elevate	7.000%	10/15/24	20,132	20,190
	CIT Group Inc.	5.000%	8/15/22	68,866	71,760
[2]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	16,230	16,850
	Credit Acceptance Corp.	6.625%	3/15/26	3,000	3,171
	Credit Suisse Group AG	6.250%	12/29/49	195,295	213,283
[2]	DAE Funding LLC	5.250%	11/15/21	26,185	26,419
[2]	DAE Funding LLC	4.500%	8/1/22	52,168	52,168
[2]	DAE Funding LLC	5.000%	8/1/24	80,610	82,625
[2]	Enact Holdings Inc.	6.500%	8/15/25	70,125	76,102
[2]	Freedom Mortgage Corp.	8.125%	11/15/24	9,198	9,433
10

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Freedom Mortgage Corp.	8.250%	4/15/25	44,768	46,582
[2]	Freedom Mortgage Corp.	7.625%	5/1/26	2,652	2,721
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	49,841
	Genworth Holdings Inc.	4.800%	2/15/24	15,900	15,825
[2]	goeasy Ltd.	4.375%	5/1/26	48,048	49,500
[2]	Home Point Capital Inc.	5.000%	2/1/26	24,104	22,231
	ING Groep NV	6.875%	12/29/49	84,910	88,009
[2]	Intesa Sanpaolo SPA	5.017%	6/26/24	43,740	47,426
[2]	Intesa Sanpaolo SPA	5.710%	1/15/26	110,000	124,215
[2]	LD Holdings Group LLC	6.500%	11/1/25	15,880	16,230
[2]	LD Holdings Group LLC	6.125%	4/1/28	7,585	7,530
	MGIC Investment Corp.	5.750%	8/15/23	23,315	25,113
	MGIC Investment Corp.	5.250%	8/15/28	23,805	25,338
[2]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	123,360	123,900
	Navient Corp.	6.500%	6/15/22	135,749	141,617
	Navient Corp.	5.500%	1/25/23	31,790	33,392
	Navient Corp.	7.250%	9/25/23	15,065	16,594
	Navient Corp.	6.750%	6/15/26	1,460	1,638
	OneMain Finance Corp.	8.250%	10/1/23	12,466	14,110
	OneMain Finance Corp.	6.125%	3/15/24	24,420	26,282
	OneMain Finance Corp.	7.125%	3/15/26	98,626	116,070
	OneMain Finance Corp.	3.500%	1/15/27	20,735	21,086
	OneMain Finance Corp.	4.000%	9/15/30	48,500	48,361
[2]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	22,039
[2]	PennyMac Financial Services Inc.	5.375%	10/15/25	62,863	65,988
[2]	PennyMac Financial Services Inc.	4.250%	2/15/29	64,300	62,344
	Radian Group Inc.	4.500%	10/1/24	73,175	78,159
	Radian Group Inc.	6.625%	3/15/25	10,000	11,221
	Radian Group Inc.	4.875%	3/15/27	36,000	39,117
					2,580,482
Health Care (9.2%)
[2]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	38,630	41,327
[2]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	37,507	39,416
[2,3]	Avantor Funding Inc.	2.625%	11/1/25	76,630	93,238
[2]	Avantor Funding Inc.	4.625%	7/15/28	97,290	102,414
[2]	Bausch Health Americas Inc.	9.250%	4/1/26	17,325	18,720
[2]	Bausch Health Americas Inc.	8.500%	1/31/27	60,700	65,701
[2]	Bausch Health Cos. Inc.	6.125%	4/15/25	120,400	123,012
[2]	Bausch Health Cos. Inc.	5.500%	11/1/25	51,675	52,794
[2]	Bausch Health Cos. Inc.	9.000%	12/15/25	26,760	28,569
[2]	Bausch Health Cos. Inc.	5.750%	8/15/27	12,790	13,460
[2]	Bausch Health Cos. Inc.	7.000%	1/15/28	18,060	18,951
[2]	Bausch Health Cos. Inc.	5.000%	1/30/28	43,125	41,228
[2]	Bausch Health Cos. Inc.	4.875%	6/1/28	33,380	34,434
[2]	Bausch Health Cos. Inc.	7.250%	5/30/29	1,940	2,009
[2]	Bausch Health Cos. Inc.	5.250%	1/30/30	65,205	61,423
[2,3]	CAB SELAS	3.375%	2/1/28	21,403	25,581
	CAB SELAS	3.375%	2/1/28	24,950	29,820
[2]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	22,318
[2,3]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	54,544
[2]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	12,215	11,974
[2]	Centene Corp.	5.375%	6/1/26	10,000	10,416
[2]	Centene Corp.	5.375%	8/15/26	10,000	10,421
	Centene Corp.	4.250%	12/15/27	80,915	85,263
	Centene Corp.	4.625%	12/15/29	41,455	45,464
11

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	3.000%	10/15/30	18,435	19,176
[9]	Centene Corp.	2.625%	8/1/31	28,960	28,988
[2]	Charles River Laboratories International Inc.	4.250%	5/1/28	43,614	45,587
[2]	Charles River Laboratories International Inc.	3.750%	3/15/29	24,860	25,485
[2]	Charles River Laboratories International Inc.	4.000%	3/15/31	22,050	23,239
[2]	CHS/Community Health Systems Inc.	6.625%	2/15/25	33,710	35,366
[2]	CHS/Community Health Systems Inc.	5.625%	3/15/27	44,915	47,570
[2]	CHS/Community Health Systems Inc.	6.000%	1/15/29	26,435	28,130
[2]	CHS/Community Health Systems Inc.	4.750%	2/15/31	28,895	29,335
[2,3]	Grifols SA	1.625%	2/15/25	27,965	33,461
[2,3]	Grifols SA	2.250%	11/15/27	42,955	51,861
	HCA Inc.	5.875%	5/1/23	35,722	38,677
	HCA Inc.	5.375%	2/1/25	31,390	35,538
	HCA Inc.	7.690%	6/15/25	4,510	5,503
	HCA Inc.	5.875%	2/15/26	110,595	128,878
	HCA Inc.	5.625%	9/1/28	12,585	15,132
	HCA Inc.	5.875%	2/1/29	39,095	47,824
	HCA Inc.	3.500%	9/1/30	207,655	224,814
[2]	HCRX Investments Holdco LP	4.500%	8/1/29	9,640	9,838
[2]	Hill-Rom Holdings Inc.	4.375%	9/15/27	9,690	10,133
[2]	Hologic Inc.	3.250%	2/15/29	48,275	48,749
[6,7]	ICON Luxembourg Sarl Bank Loan, 3M USD LIBOR + 2.500%	3.000%	9/27/21	23,248	23,190
[6,7]	ICON Luxembourg Sarl Bank Loan, 3M USD LIBOR + 2.500%	3.000%	9/27/21	5,792	5,778
[2]	IQVIA Inc.	5.000%	10/15/26	46,310	47,701
[2]	IQVIA Inc.	5.000%	5/15/27	99,992	104,290
[2,3]	IQVIA Inc.	2.250%	1/15/28	41,670	50,010
[2,3]	IQVIA Inc.	2.875%	6/15/28	61,595	75,593
[2]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	4.625%	6/15/25	13,115	13,754
[2]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	5.000%	6/15/28	15,565	16,816
[2]	Jazz Securities DAC	4.375%	1/15/29	16,780	17,513
[2]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	71,270	73,091
[2]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	36,240	37,334
[2]	Par Pharmaceutical Inc.	7.500%	4/1/27	24,913	25,435
[2]	Teleflex Inc.	4.250%	6/1/28	31,312	32,647
	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,792
[2]	Tenet Healthcare Corp.	4.625%	9/1/24	27,250	27,889
[2]	Tenet Healthcare Corp.	7.500%	4/1/25	13,440	14,452
[2]	Tenet Healthcare Corp.	4.875%	1/1/26	8,930	9,238
[2]	Tenet Healthcare Corp.	4.625%	6/15/28	8,020	8,289
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	13,080	13,146
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	94,130	90,319
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	75,000	83,385
					2,745,443
Industrials (6.1%)
[2]	APX Group Inc.	5.750%	7/15/29	15,735	15,794
[6,7,9,10]	APX Group Inc. Bank Loan	—%	7/10/28	37,215	36,936
[2]	Aramark Services Inc.	5.000%	4/1/25	54,020	55,437
[2]	Aramark Services Inc.	5.000%	2/1/28	21,627	22,491
[2]	Ashtead Capital Inc.	4.125%	8/15/25	46,175	47,174
[2]	Ashtead Capital Inc.	5.250%	8/1/26	17,715	18,422
[2]	Ashtead Capital Inc.	4.375%	8/15/27	46,175	48,488
12

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Brand Industrial Services Inc.	8.500%	7/15/25	118,790	121,005
[6,7]	Brown Group Holding LLC Bank Loan, 3M USD LIBOR + 2.750%	3.250%	9/9/21	96,888	96,126
[2]	BWX Technologies Inc.	4.125%	6/30/28	28,086	28,795
[2]	BWX Technologies Inc.	4.125%	4/15/29	48,280	49,453
[2]	Clean Harbors Inc.	4.875%	7/15/27	47,390	49,771
[2]	Clean Harbors Inc.	5.125%	7/15/29	25,851	28,256
[2]	Core & Main LP	6.125%	8/15/25	5,535	5,627
[6,7]	Core & Main LP Bank Loan, 3M USD LIBOR + 2.750%	3.750%	10/27/21	9,172	9,157
[2]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	68,058	68,172
[2]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	17,345	18,178
[2]	Herc Holdings Inc.	5.500%	7/15/27	197,742	207,443
[2,3]	Loxam SAS	4.250%	4/15/24	5,520	6,607
[3]	Loxam SAS	2.875%	4/15/26	19,380	22,916
[3]	Loxam SAS	3.750%	7/15/26	23,820	28,856
[2]	Mueller Water Products Inc.	4.000%	6/15/29	6,225	6,443
[2,3]	Q-Park Holding I BV	1.500%	3/1/25	27,380	30,961
[2,3]	Q-Park Holding I BV	2.000%	3/1/27	35,245	39,374
[2]	Sensata Technologies BV	4.875%	10/15/23	10,000	10,704
[2]	Sensata Technologies BV	5.625%	11/1/24	19,290	21,498
[2]	Sensata Technologies BV	5.000%	10/1/25	52,750	58,863
[2]	Sensata Technologies Inc.	4.375%	2/15/30	12,765	13,658
[2]	Sensata Technologies Inc.	3.750%	2/15/31	61,723	62,186
[2]	Spirit AeroSystems Inc.	5.500%	1/15/25	24,250	25,513
[2,3]	SSANGYONG C&E Co. Ltd.	4.375%	7/15/27	8,900	11,035
[2]	Stericycle Inc.	3.875%	1/15/29	8,425	8,534
[2]	TK Elevator U.S. Newco Inc.	5.250%	7/15/27	46,205	48,810
[2]	TransDigm Inc.	6.250%	3/15/26	20,000	20,998
[2]	United Airlines Inc.	4.375%	4/15/26	9,000	9,259
[2]	United Airlines Inc.	4.625%	4/15/29	10,230	10,527
	United Rentals North America Inc.	5.875%	9/15/26	62,210	64,302
	United Rentals North America Inc.	5.500%	5/15/27	76,330	80,300
	United Rentals North America Inc.	4.875%	1/15/28	71,121	75,192
	United Rentals North America Inc.	5.250%	1/15/30	24,410	26,681
	United Rentals North America Inc.	4.000%	7/15/30	57,240	59,515
	United Rentals North America Inc.	3.875%	2/15/31	48,454	49,874
[9]	United Rentals North America Inc.	3.750%	1/15/32	32,110	32,110
[2,3]	Verisure Holding AB	3.250%	2/15/27	23,594	28,067
[2,3]	Verisure Midholding AB	5.250%	2/15/29	7,557	9,231
[2,3]	Vertical Holdco GmbH	6.625%	7/15/28	6,200	7,822
[2]	Vertical Holdco GmbH	7.625%	7/15/28	2,130	2,312
[2]	WESCO Distribution Inc.	7.125%	6/15/25	10,000	10,774
					1,809,647
Materials (9.2%)
[2]	ARD Finance SA	6.500%	6/30/27	18,990	20,020
[2]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	42,625	42,683
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	6.000%	2/15/25	135,016	139,177
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	51,375	53,018
[2,5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	5,520	7,841
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	34,795	35,574
13

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	80,280	81,999
[3]	Ball Corp.	1.500%	3/15/27	68,205	82,308
[2]	Berry Global Inc.	4.500%	2/15/26	36,204	36,928
[2]	Berry Global Inc.	4.875%	7/15/26	53,380	56,302
[2]	Berry Global Inc.	5.625%	7/15/27	7,055	7,445
	Cemex SAB de CV	7.375%	6/5/27	17,810	20,156
[2]	Cemex SAB de CV	5.450%	11/19/29	2,000	2,196
	Cemex SAB de CV	5.450%	11/19/29	18,910	20,754
[2]	Cemex SAB de CV	3.875%	7/11/31	45,620	47,175
[2,3]	CeramTec BondCo GmbH	5.250%	12/15/25	13,800	16,649
	CF Industries Inc.	4.950%	6/1/43	6,026	7,418
	CF Industries Inc.	5.375%	3/15/44	17,636	22,676
	Chemours Co.	7.000%	5/15/25	88,595	91,441
	Chemours Co.	5.375%	5/15/27	31,740	34,452
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,878
	Commercial Metals Co.	5.375%	7/15/27	20,685	21,823
	Commercial Metals Co.	3.875%	2/15/31	4,660	4,696
[2]	Constellium SE	5.875%	2/15/26	31,780	32,606
[2]	Constellium SE	5.625%	6/15/28	11,954	12,788
[2]	Constellium SE	3.750%	4/15/29	26,650	26,631
	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	1/15/23	61,200	64,070
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	16,434	17,654
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	20,130	20,840
[2,3]	Crown European Holdings SA	2.875%	2/1/26	51,200	64,773
[2,3]	Diamond BC BV	5.625%	8/15/25	102,750	123,590
[2]	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	129,070
[2]	Flex Acquisition Co. Inc.	7.875%	7/15/26	33,275	34,728
	Graphic Packaging International LLC	4.125%	8/15/24	23,440	25,030
[2]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	8,526
[2]	Graphic Packaging International LLC	3.500%	3/15/28	74,555	75,644
[2]	Graphic Packaging International LLC	3.500%	3/1/29	17,280	17,215
[2]	Novelis Corp.	5.875%	9/30/26	68,673	71,229
[2,9]	Novelis Corp.	3.250%	11/15/26	24,245	24,586
[2]	Novelis Corp.	4.750%	1/30/30	51,958	55,347
[2,9]	Novelis Corp.	3.875%	8/15/31	24,990	25,271
[2,3]	OCI NV	3.125%	11/1/24	31,590	38,117
[2]	OCI NV	5.250%	11/1/24	60,643	62,393
[2]	OCI NV	4.625%	10/15/25	22,145	22,941
[2]	OI European Group BV	4.000%	3/15/23	22,215	22,899
	Olin Corp.	5.125%	9/15/27	61,215	63,844
	Olin Corp.	5.625%	8/1/29	56,960	62,494
	Olin Corp.	5.000%	2/1/30	35,955	38,471
[2]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	70,800	75,965
[2]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	31,380
[2]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	46,923
[2]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	42,690	46,216
[2]	Sealed Air Corp.	4.000%	12/1/27	8,853	9,460
	Silgan Holdings Inc.	4.750%	3/15/25	4,222	4,281
	Silgan Holdings Inc.	4.125%	2/1/28	14,225	14,763
[3]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	51,343
[2]	Standard Industries Inc.	5.000%	2/15/27	23,785	24,620
[2]	Standard Industries Inc.	4.750%	1/15/28	26,914	28,010
[2]	Standard Industries Inc.	4.375%	7/15/30	99,980	102,816
[2]	Standard Industries Inc.	3.375%	1/15/31	119,950	115,949
14

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 2.750%	2.835%	8/23/21	16,789	16,563
[2,3]	Trivium Packaging Finance BV	3.750%	8/15/26	6,095	7,305
[2]	Trivium Packaging Finance BV	5.500%	8/15/26	59,455	62,279
[2]	Tronox Inc.	4.625%	3/15/29	70,115	71,386
[2]	Valvoline Inc.	3.625%	6/15/31	35,760	35,582
					2,745,207
Real Estate (1.2%)
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	5,000	5,642
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	27,875	32,249
	Hospitality Properties Trust	5.250%	2/15/26	6,650	6,718
	Hospitality Properties Trust	4.950%	2/15/27	7,565	7,454
	Hospitality Properties Trust	3.950%	1/15/28	6,790	6,368
	Hospitality Properties Trust	4.375%	2/15/30	17,714	16,601
[2]	Iron Mountain Inc.	4.875%	9/15/27	26,970	27,972
[2]	Iron Mountain Inc.	4.875%	9/15/29	67,770	70,952
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	5,000	5,420
	Service Properties Trust	7.500%	9/15/25	3,945	4,448
	Service Properties Trust	4.750%	10/1/26	32,558	31,971
	Service Properties Trust	5.500%	12/15/27	32,810	34,911
	Service Properties Trust	4.950%	10/1/29	2,884	2,802
[2]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	54,048	56,211
[2]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	15,724	16,185
[2]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	23,225	24,885
					350,789
Technology (11.3%)
[2]	Black Knight InfoServ LLC	3.625%	9/1/28	69,188	69,393
[2]	Booz Allen Hamilton Inc.	3.875%	9/1/28	10,820	11,040
[2]	Booz Allen Hamilton Inc.	4.000%	7/1/29	14,295	14,735
[2]	BY Crown Parent LLC / BY Bond Finance Inc.	4.250%	1/31/26	45,480	47,930
	CDK Global Inc.	5.000%	10/15/24	6,015	6,628
	CDK Global Inc.	4.875%	6/1/27	39,837	41,944
[2]	CDK Global Inc.	5.250%	5/15/29	46,725	50,897
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	12,007	13,246
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	61,233	63,577
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	77,724	80,872
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	101,684	102,408
[2]	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	111,020	112,521
[2]	Dun & Bradstreet Corp.	6.875%	8/15/26	16,624	17,619
[6,7]	Dun & Bradstreet Corp. Bank Loan, 1M USD LIBOR + 3.250%	3.336%	8/27/21	102,057	101,148
[2]	Entegris Inc.	4.375%	4/15/28	67,165	70,583
[2]	Entegris Inc.	3.625%	5/1/29	20,155	20,677
[2]	Gartner Inc.	3.625%	6/15/29	18,960	19,428
[2]	Gartner Inc.	3.750%	10/1/30	44,640	45,997
[2]	Imola Merger Corp.	4.750%	5/15/29	242,905	250,820
	Microchip Technology Inc.	4.250%	9/1/25	45,630	47,970
[2]	MSCI Inc.	5.375%	5/15/27	28,181	29,927
[2]	MSCI Inc.	4.000%	11/15/29	58,180	62,000
[2]	MSCI Inc.	3.625%	9/1/30	10,965	11,535
[2]	Nielsen Finance LLC / Nielsen Finance Co.	4.500%	7/15/29	72,575	73,185
[2]	Nielsen Finance LLC / Nielsen Finance Co.	4.750%	7/15/31	72,575	73,232
	Nokia of America Corp.	6.500%	1/15/28	56,315	60,915
15

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nokia of America Corp.	6.450%	3/15/29	88,747	98,714
	Nokia Oyj	4.375%	6/12/27	59,355	65,608
	Nokia Oyj	6.625%	5/15/39	129,409	178,133
	NortonLifeLock Inc.	3.950%	6/15/22	11,455	11,633
[2]	NortonLifeLock Inc.	5.000%	4/15/25	132,140	133,914
[2]	Open Text Corp.	5.875%	6/1/26	91,270	94,233
[2]	Open Text Corp.	3.875%	2/15/28	99,067	102,312
[2]	Open Text Holdings Inc.	4.125%	2/15/30	95,210	98,555
[6,7]	Peraton Corp. Bank Loan, 1M USD LIBOR + 3.750%	4.500%	8/31/21	53,262	53,151
[2]	Presidio Holdings Inc.	4.875%	2/1/27	90,529	93,457
[2]	Presidio Holdings Inc.	8.250%	2/1/28	54,820	59,568
[2]	PTC Inc.	3.625%	2/15/25	18,000	18,499
[2]	PTC Inc.	4.000%	2/15/28	20,370	21,059
	Qorvo Inc.	4.375%	10/15/29	78,508	85,494
[2]	Qorvo Inc.	3.375%	4/1/31	67,500	70,107
[2]	Square Inc.	2.750%	6/1/26	41,505	42,425
[6,7]	SS&C European Holdings Sarl Bank Loan, 1M USD LIBOR + 1.750%	1.842%	8/31/21	15,985	15,731
[2]	SS&C Technologies Inc.	5.500%	9/30/27	147,721	156,247
[6,7]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.842%	8/31/21	20,178	19,858
[6,7]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.842%	8/31/21	18,490	18,197
	Western Digital Corp.	4.750%	2/15/26	113,443	125,982
	Xerox Corp.	4.375%	3/15/23	70,356	73,524
	Xerox Corp.	4.800%	3/1/35	29,269	29,814
	Xerox Corp.	6.750%	12/15/39	39,756	45,117
[2]	Xerox Holdings Corp.	5.000%	8/15/25	5,145	5,477
[2]	Xerox Holdings Corp.	5.500%	8/15/28	163,030	171,894
					3,388,930
Utilities (1.6%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	51,278
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	21,659	23,878
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	52,558
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	54,170	61,022
[2]	Clearway Energy Operating LLC	4.750%	3/15/28	18,731	19,850
[2]	Clearway Energy Operating LLC	3.750%	2/15/31	81,950	82,320
[2]	NextEra Energy Operating Partners LP	4.250%	7/15/24	33,229	35,111
[2]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,731
[2]	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	111,249
[2]	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	26,039
[2]	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.000%	6/1/31	19,605	20,370
					487,406
Total Corporate Bonds (Cost $25,887,632)					27,190,632
				Shares
Preferred Stock (0.0%)
[7]	GMAC Capital Trust I Pfd., 3M USD LIBOR + 5.785% (Cost $9,005)	6.065%	8/15/21	344,755	9,174
16

High-Yield Corporate Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Temporary Cash Investments (4.1%)
Repurchase Agreements (3.4%)
Bank of America Securities LLC (Dated 7/30/21, Repurchase Value $44,600,000, collateralized by U.S. Treasury Note/Bond 2.375%, 2/29/24, with a value of $45,492,000)	0.050%	8/2/21	44,600	44,600
Credit Agricole Securities (USA) Inc. (Dated 7/30/21, Repurchase Value $86,200,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.625%–0.750%, 2/15/43–2/15/45, with a value of $87,924,000)	0.050%	8/2/21	86,200	86,200
JP Morgan Securities LLC (Dated 7/30/21, Repurchase Value $359,701,000, collateralized by U.S. Treasury Note/Bond 0.125%, 11/30/22, with a value of $366,894,000)	0.050%	8/2/21	359,700	359,700
RBC Capital Markets LLC (Dated 7/30/21, Repurchase Value $244,801,000, collateralized by U.S. Treasury Note/Bond 0.125%–3.000%, 12/31/22–11/15/45, with a value of $249,696,000)	0.050%	8/2/21	244,800	244,800
TD Securities (USA) LLC (Dated 7/30/21, Repurchase Value $286,701,000, collateralized by Federal Home Loan Mortgage Corp. 2.500%–4.500%, 7/1/36–3/1/51, with a value of $292,434,000)	0.050%	8/2/21	286,700	286,700
				1,022,000
U.S. Government and Agency Obligations (0.7%)
U.S. Treasury Bill	0.025%	11/12/21	200,000	199,974
Total Temporary Cash Investments (Cost $1,221,986)				1,221,974
Total Investments (99.8%) (Cost $28,506,489)				29,809,800
Other Assets and Liabilities—Net (0.2%)				56,914
Net Assets (100%)				29,866,714
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $58,886,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $15,912,885,000, representing 53.3% of net assets.
3	Face amount denominated in euro.
4	Face amount denominated in Canadian dollars.
5	Face amount denominated in British pounds.
6	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At July 31, 2021, the aggregate value of these securities was $858,120,000, representing 3.1% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
10	Represents an unsettled loan as of July 31, 2021. The coupon rate is not known until the settlement date.
1M—1-month.
3M—3-month.
6M—6-month.
LIBOR—London Interbank Offered Rate.
17

High-Yield Corporate Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Goldman Sachs International	8/31/21	USD	77,642	CAD	97,435	—	(453)
BNP Paribas	8/31/21	USD	1,156,202	EUR	979,550	—	(6,484)
Citibank, N.A.	8/31/21	USD	20,145	EUR	17,017	—	(54)
Bank of America, N.A.	8/31/21	USD	82,242	GBP	59,664	—	(697)
						—	(7,688)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S36-V1	6/21/26	USD 782,500	5.000	77,255	3,658
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	102,430	5.000	12,486	4,421	8,065	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	55,000	5.000	6,704	2,261	4,443	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	55,000	5.000	6,705	2,312	4,393	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	JPMC	50,000	5.000	6,095	3,047	3,048	—
					31,990	12,041	19,949	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
18

High-Yield Corporate Fund
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $40,330,000 and cash of $840,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
19

High-Yield Corporate Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $28,506,489)	29,809,800
Investment in Vanguard	1,013
Cash	4
Foreign Currency, at Value (Cost $60,659)	60,682
Receivables for Investment Securities Sold	25,937
Receivables for Accrued Income	333,165
Receivables for Capital Shares Issued	26,373
Swap Premiums Paid	12,041
Unrealized Appreciation—Over-the-Counter Swap Contracts	19,949
Total Assets	30,288,964
Liabilities
Payables for Investment Securities Purchased	361,866
Payables to Investment Advisor	2,112
Payables for Capital Shares Redeemed	24,435
Payables for Distributions	23,233
Payables to Vanguard	1,475
Variation Margin Payable—Centrally Cleared Swap Contracts	1,441
Unrealized Depreciation—Forward Currency Contracts	7,688
Total Liabilities	422,250
Net Assets	29,866,714
At July 31, 2021, net assets consisted of:

Paid-in Capital	29,332,273
Total Distributable Earnings (Loss)	534,441
Net Assets	29,866,714

Investor Shares—Net Assets
Applicable to 654,840,803 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,931,407
Net Asset Value Per Share—Investor Shares	$6.00

Admiral Shares—Net Assets
Applicable to 4,319,952,061 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,935,307
Net Asset Value Per Share—Admiral Shares	$6.00

See accompanying Notes, which are an integral part of the Financial Statements.
20

High-Yield Corporate Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends	4,022
Interest	615,623
Total Income	619,645
Expenses
Investment Advisory Fees—Note B	4,176
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,553
Management and Administrative—Admiral Shares	11,627
Marketing and Distribution—Investor Shares	228
Marketing and Distribution—Admiral Shares	694
Custodian Fees	69
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—Admiral Shares	78
Trustees’ Fees and Expenses	21
Total Expenses	20,479
Net Investment Income	599,166
Realized Net Gain (Loss)
Investment Securities Sold	87,212
Swap Contracts	48,608
Forward Currency Contracts	44,281
Foreign Currencies	(1,369)
Realized Net Gain (Loss)	178,732
Change in Unrealized Appreciation (Depreciation)
Investment Securities	96,854
Swap Contracts	(21,963)
Forward Currency Contracts	(10,724)
Foreign Currencies	(116)
Change in Unrealized Appreciation (Depreciation)	64,051
Net Increase (Decrease) in Net Assets Resulting from Operations	841,949

See accompanying Notes, which are an integral part of the Financial Statements.
21

High-Yield Corporate Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	599,166	1,205,693
Realized Net Gain (Loss)	178,732	(617,006)
Change in Unrealized Appreciation (Depreciation)	64,051	695,006
Net Increase (Decrease) in Net Assets Resulting from Operations	841,949	1,283,693
Distributions
Investor Shares	(79,967)	(176,641)
Admiral Shares	(533,546)	(1,088,594)
Total Distributions	(613,513)	(1,265,235)
Capital Share Transactions
Investor Shares	24,701	(201,354)
Admiral Shares	939,116	2,054,072
Net Increase (Decrease) from Capital Share Transactions	963,817	1,852,718
Total Increase (Decrease)	1,192,253	1,871,176
Net Assets
Beginning of Period	28,674,461	26,803,285
End of Period	29,866,714	28,674,461

See accompanying Notes, which are an integral part of the Financial Statements.
22

High-Yield Corporate Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.96	$5.94	$5.67	$5.91	$5.86	$5.46
Investment Operations
Net Investment Income	.121[1]	.259[1]	.302[1]	.317[1]	.309[1]	.315
Net Realized and Unrealized Gain (Loss) on Investments	.043	.034	.278	(.230)	.048	.404
Total from Investment Operations	.164	.293	.580	.087	.357	.719
Distributions
Dividends from Net Investment Income	(.124)	(.273)	(.310)	(.327)	(.307)	(.317)
Distributions from Realized Capital Gains	—	—	—	—	—	(.002)
Total Distributions	(.124)	(.273)	(.310)	(.327)	(.307)	(.319)
Net Asset Value, End of Period	$6.00	$5.96	$5.94	$5.67	$5.91	$5.86
Total Return[2]	2.78%	5.22%	10.45%	1.61%	6.19%	13.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,931	$3,877	$4,102	$3,557	$4,146	$4,064
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.08%	4.51%	5.16%	5.55%	5.20%	5.48%
Portfolio Turnover Rate	15%	38%	28%	21%	27%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
23

High-Yield Corporate Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.96	$5.94	$5.67	$5.91	$5.86	$5.46
Investment Operations
Net Investment Income	.123[1]	.265[1]	.308[1]	.323[1]	.314[1]	.320
Net Realized and Unrealized Gain (Loss) on Investments	.043	.033	.278	(.230)	.049	.404
Total from Investment Operations	.166	.298	.586	.093	.363	.724
Distributions
Dividends from Net Investment Income	(.126)	(.278)	(.316)	(.333)	(.313)	(.322)
Distributions from Realized Capital Gains	—	—	—	—	—	(.002)
Total Distributions	(.126)	(.278)	(.316)	(.333)	(.313)	(.324)
Net Asset Value, End of Period	$6.00	$5.96	$5.94	$5.67	$5.910	$5.86
Total Return[2]	2.83%	5.32%	10.55%	1.71%	6.29%	13.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,935	$24,798	$22,701	$19,285	$20,721	$17,718
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	4.18%	4.60%	5.26%	5.65%	5.30%	5.58%
Portfolio Turnover Rate	15%	38%	28%	21%	27%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
24

High-Yield Corporate Fund
Notes to Financial Statements
Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency
25

High-Yield Corporate Fund
contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2021, the fund’s average investment in forward currency contracts represented 5% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation
26

High-Yield Corporate Fund
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
During the six months ended July 31, 2021, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master
27

High-Yield Corporate Fund
repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
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High-Yield Corporate Fund
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2021, the investment advisory fee represented an effective annual rate of 0.03% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,013,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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High-Yield Corporate Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,388,020	—	1,388,020
Corporate Bonds	—	27,190,632	—	27,190,632
Preferred Stock	—	9,174	—	9,174
Temporary Cash Investments	—	1,221,974	—	1,221,974
Total	—	29,809,800	—	29,809,800
Derivative Financial Instruments
Assets
Swap Contracts	3,658[1]	19,949	—	23,607
Liabilities
Forward Currency Contracts	—	7,688	—	7,688
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	12,041	12,041
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	3,658	3,658
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	19,949	19,949
Total Assets	—	35,648	35,648

Unrealized Depreciation—Forward Currency Contracts	7,688	—	7,688
Total Liabilities	7,688	—	7,688
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Contracts	—	48,608	48,608
Forward Currency Contracts	44,281	—	44,281
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High-Yield Corporate Fund
	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Realized Net Gain (Loss) on Derivatives	44,281	48,608	92,889
Change in Unrealized Appreciation (Depreciation) on Derivatives
Swap Contracts	—	(21,963)	(21,963)
Forward Currency Contracts	(10,724)	—	(10,724)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(10,724)	(21,963)	(32,687)
F.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,610,921
Gross Unrealized Appreciation	1,308,116
Gross Unrealized Depreciation	(81,277)
Net Unrealized Appreciation (Depreciation)	1,226,839
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $838,591,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended July 31, 2021, the fund purchased $4,872,527,000 of investment securities and sold $3,933,393,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $586,472,000 and $250,000,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	540,026	90,562	1,375,590	239,476
Issued in Lieu of Cash Distributions	68,400	11,480	149,574	26,103
Redeemed	(583,725)	(97,948)	(1,726,518)	(305,172)
Net Increase (Decrease)—Investor Shares	24,701	4,094	(201,354)	(39,593)
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High-Yield Corporate Fund
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	3,484,842	584,875	9,015,194	1,582,471
Issued in Lieu of Cash Distributions	405,563	68,066	795,731	138,656
Redeemed	(2,951,289)	(495,343)	(7,756,853)	(1,379,219)
Net Increase (Decrease)—Admiral Shares	939,116	157,598	2,054,072	341,908
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
32

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard High-Yield Corporate Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of an experienced team of fixed income research analysts who conduct detailed credit analysis. The advisor focuses on higher-quality high-yield bonds, as it expects these higher-quality issues to offer a more favorable risk/reward trade-off over the long term. The team’s credit analysis seeks to identify companies whose fundamentals are stable or improving and whose securities offer an attractive yield. The firm has managed the High-Yield Corporate Fund since its inception in 1978.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
33

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
34

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High-Yield Corporate Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
35

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Q292 092021

Semiannual Report  |  July 31, 2021
Vanguard GNMA Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
GNMA Fund
Investor Shares	$1,000.00	$996.80	$1.04
AdmiralTM Shares	1,000.00	997.30	0.54
Based on Hypothetical 5% Yearly Return
GNMA Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.11% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

GNMA Fund
Distribution by Stated Maturity
As of July 31, 2021
0 - 5 Years	0.1%
5 - 10 Years	0.9
10 - 15 Years	3.0
15 - 20 Years	6.2
20 - 25 Years	17.8
Over 25 Years	72.0
The table reflects the fund's investments, except for short-term investments and derivatives.
3

GNMA Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (95.8%)
Conventional Mortgage-Backed Securities (90.1%)
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,925	2,154
[1,2]	Fannie Mae Pool	2.960%	6/1/31	2,405	2,694
[1,2]	Fannie Mae Pool	3.010%	8/1/34	2,045	2,294
[1,2]	Fannie Mae Pool	3.050%	7/1/31	2,000	2,247
[1,2]	Fannie Mae Pool	3.110%	11/1/27–2/1/28	22,867	25,351
[1,2]	Fannie Mae Pool	3.240%	3/1/28	6,056	6,781
[1,2]	Fannie Mae Pool	3.260%	12/1/37	4,175	4,788
[1,2]	Fannie Mae Pool	3.330%	4/1/32	10,818	12,480
[1,2]	Fannie Mae Pool	3.350%	1/1/30	4,900	5,580
[1,2]	Fannie Mae Pool	3.410%	5/1/32	4,100	4,764
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,398	1,605
[1,2]	Fannie Mae Pool	3.460%	9/1/29	6,456	7,388
[1,2]	Fannie Mae Pool	3.550%	2/1/30	8,875	10,329
[1,2]	Fannie Mae Pool	4.180%	11/1/30	28,219	33,674
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	15,613	16,475
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	2,517	2,688
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	2,869	3,125
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–11/1/45	33,069	36,638
[1,2]	Freddie Mac Gold Pool	5.000%	12/1/27–8/1/44	22,846	25,588
[1]	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	49,933	52,053
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	563,931	595,923
[1]	Ginnie Mae I Pool	3.250%	8/15/42	13,554	14,460
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	460,439	494,723
[1]	Ginnie Mae I Pool	3.750%	10/15/40–8/15/42	115,389	126,422
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	25,199	27,570
[1]	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	609,536	666,423
[1]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	321,804	363,611
[1,3]	Ginnie Mae I Pool	5.000%	1/15/30–8/15/51	279,938	323,447
[1]	Ginnie Mae I Pool	5.500%	9/15/23–9/15/45	238,331	273,885
[1]	Ginnie Mae I Pool	6.000%	2/15/24–6/15/41	127,389	144,050
[1]	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	88,016	97,350
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	22,577	25,618
[1]	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	11	12
[1]	Ginnie Mae I Pool	7.500%	10/15/31	8,296	9,440
[1]	Ginnie Mae I Pool	8.000%	8/15/31	2,868	3,327
[1]	Ginnie Mae I Pool	8.500%	2/15/22–6/15/28	144	160
[1]	Ginnie Mae II Pool	1.500%	4/20/44–6/20/47	788	793
4

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Ginnie Mae II Pool	2.000%	10/20/43–8/15/51	2,756,978	2,824,842
[1,3]	Ginnie Mae II Pool	2.500%	11/20/42–8/15/51	5,044,738	5,250,450
[1,3]	Ginnie Mae II Pool	3.000%	4/20/31–8/15/51	3,743,564	3,934,442
[1,3,4]	Ginnie Mae II Pool	3.500%	10/20/40–8/15/51	3,856,158	4,094,086
[1,3]	Ginnie Mae II Pool	4.000%	4/20/39–8/15/51	1,598,170	1,711,663
[1,3]	Ginnie Mae II Pool	4.500%	12/20/32–8/15/51	585,721	631,695
[1]	Ginnie Mae II Pool	5.000%	10/20/32–3/20/45	143,600	160,213
[1]	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	17,504	20,467
[1]	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	22,646	26,273
[1]	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	659	779
[1]	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	50	54
[1,2,3]	UMBS Pool	1.500%	11/1/50–8/25/51	2,203	2,350
[1,2,3]	UMBS Pool	2.000%	8/25/36–8/25/51	11,060	11,920
[1,2,3]	UMBS Pool	2.500%	7/1/27–9/25/51	18,671	19,532
[1,2,3]	UMBS Pool	3.000%	11/1/22–6/1/49	223	295
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	3,202	3,458
[1,2]	UMBS Pool	4.500%	12/1/40–3/1/44	1,158	1,302
[1,2,3]	UMBS Pool	5.000%	6/1/23–8/25/51	26,184	30,964
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	1,357	1,564
					22,152,259
Nonconventional Mortgage-Backed Securities (5.7%)
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.127%	8/1/43	3,497	3,646
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.580%	2.701%	9/1/44	4,124	4,294
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	5,438	5,543
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	5,227	5,399
[1,2]	Fannie Mae REMICS	3.000%	6/25/43–7/25/49	38,300	41,846
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–12/25/58	91,208	99,723
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	2,291	2,591
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.600%	2.671%	10/1/44	10,291	10,745
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.601%	3.034%	10/1/44	5,308	5,516
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.615%	2.784%	9/1/44	2,793	2,924
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	2.091%	9/1/43	4,212	4,369
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	2.614%	7/1/44	1,781	1,864
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	2.845%	10/1/44	5,126	5,349
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	1.999%	4/1/44	4,101	4,392
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.691%	2.147%	8/1/43	3,681	3,898
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	5,754	5,911
[1,2]	Freddie Mac REMICS	3.000%	8/15/42–3/15/43	82,473	87,990
[1,2]	Freddie Mac REMICS	3.500%	8/15/45	8,707	10,071
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	3,587	4,329
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	6,286	7,105
[1]	Ginnie Mae REMICS	4.000%	1/20/45	17,384	19,993
[1]	Ginnie Mae REMICS	3.000%	6/20/39–6/20/49	538,259	575,958
[1]	Ginnie Mae REMICS	1.650%	11/20/45	61,440	62,820
[1]	Ginnie Mae REMICS	1.750%	10/20/42–7/20/44	21,044	20,486
[1]	Ginnie Mae REMICS	2.000%	1/20/42–10/20/44	35,377	36,328
5

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ginnie Mae REMICS	2.250%	3/16/45	10,191	10,600
[1]	Ginnie Mae REMICS	2.375%	4/20/44	3,453	3,541
[1]	Ginnie Mae REMICS	2.500%	12/16/39–12/20/49	144,724	148,968
[1]	Ginnie Mae REMICS	2.750%	6/16/43	8,615	8,833
[1]	Ginnie Mae REMICS	3.000%	7/20/43	5,701	6,136
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	11,969	13,934
[1]	Ginnie Mae REMICS	3.500%	7/20/43–2/20/49	99,898	110,967
[1]	Ginnie Mae REMICS	3.683%	10/20/48	13,270	14,562
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,108	2,453
[1]	Ginnie Mae REMICS	4.500%	6/20/39	2,175	2,500
[1]	Ginnie Mae REMICS	5.000%	6/16/37	7,681	8,901
[1]	Ginnie Mae REMICS	5.500%	8/16/36	6,876	7,924
[1,5]	Ginnie Mae REMICS, 1M USD LIBOR + 0.200%	0.284%	2/20/37	1,743	1,732
[1]	Government National Mortgage Assn.	2.350%	5/17/46	13,855	14,243
[1]	Government National Mortgage Assn.	2.650%	11/17/48	8,340	8,723
					1,397,107
Total U.S. Government and Agency Obligations (Cost $23,074,054)					23,549,366
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	147,118	157,167
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	12,735	15,002
[1]	Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	90,588	92,253
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $261,630)					264,422
				Shares
Temporary Cash Investments (22.6%)
Money Market Fund (13.5%)
[6]	Vanguard Market Liquidity Fund	0.064%		33,230,254	3,323,025
			Maturity Date	Face Amount ($000)
Repurchase Agreements (4.1%)
	Bank of America Securities, LLC (Dated 7/30/21, Repurchase Value $15,500,000, collateralized by U.S. Treasury Note/Bond 0.125%, 4/30/22, with a value of $15,810,000)	0.050%	8/2/21	15,500	15,500
	Barclays Capital Inc. (Dated 7/30/21, Repurchase Value $19,100,000, collateralized by U.S. Treasury Note/Bond 2.375%, 8/15/24, with a value of $19,482,000)	0.050%	8/2/21	19,100	19,100
	Citigroup Global Markets Inc. (Dated 7/30/21, Repurchase Value $141,601,000, collateralized by U.S. Treasury Note/Bond 1.250%–2.375%, 5/15/50–5/15/51, with a value of $144,432,000)	0.050%	8/2/21	141,600	141,600
6

GNMA Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Agricole Securities (USA) Inc. (Dated 7/30/21, Repurchase Value $86,000,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 2/15/43, with a value of $87,720,000)	0.050%	8/2/21	86,000	86,000
HSBC Bank USA (Dated 7/30/21, Repurchase Value $140,001,000, collateralized by Fannie Mae 2.500%–4.000%, 9/1/31–12/1/50, and Freddie Mac 3.180%, 9/1/33, with a value of $142,800,000)	0.050%	8/2/21	140,000	140,000
HSBC Bank USA (Dated 7/30/21, Repurchase Value $161,901,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.875%, 11/15/21–11/15/30, with a value of $165,138,000)	0.045%	8/2/21	161,900	161,900
Natixis SA (Dated 7/30/21, Repurchase Value $179,901,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 10/15/24–2/15/42, U.S. Treasury Bill 0.000%, 12/9/21, and U.S. Treasury Note/Bond 0.105%–3.000%, 11/30/21–2/15/47, with a value of $183,498,000)	0.040%	8/2/21	179,900	179,900
Societe Generale (Dated 7/30/21, Repurchase Value $190,301,000, collateralized by Fannie Mae 2.500%–4.500%, 8/1/35–9/1/50, Freddie Mac 2.000%–4.500%, 11/1/40–7/1/51, and Ginnie Mae 2.250%–4.500%, 4/20/26–6/20/51, with a value of $194,106,000)	0.045%	8/2/21	190,300	190,300
TD Securities (USA) LLC (Dated 7/30/21, Repurchase Value $36,500,000, collateralized by Ginnie Mae 2.000%–8.500%, 12/15/24–6/20/51, with a value of $37,230,000)	0.050%	8/2/21	36,500	36,500
Wells Fargo & Co. (Dated 7/30/21, Repurchase Value $44,700,000, collateralized by Fannie Mae 2.500%–4.500%, 6/1/33–12/1/50, with a value of $45,594,000)	0.060%	8/2/21	44,700	44,700
				1,015,500
U.S. Government and Agency Obligations (5.0%)
United States Treasury Bill	0.046%	8/5/21	225,000	225,000
7

GNMA Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Bill	0.036%	8/12/21	450,000	449,996
United States Treasury Bill	0.037%	8/17/21	550,000	549,992
				1,224,988
Total Temporary Cash Investments (Cost $5,563,562)				5,563,513
Total Investments (119.5%) (Cost $28,899,246)				29,377,301
Other Assets and Liabilities—Net (-19.5%)				(4,788,312)
Net Assets (100%)				24,588,989
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
4	Securities with a value of $8,426,000 have been segregated as initial margin for open futures contracts.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	3,898	860,118	(46)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2021	(2,055)	(255,735)	(1,359)
10-Year U.S. Treasury Note	September 2021	(184)	(24,739)	(44)
Long U.S. Treasury Bond	September 2021	(19)	(3,130)	(160)
Ultra 10-Year U.S. Treasury Note	September 2021	(614)	(92,253)	(3,218)
Ultra Long U.S. Treasury Bond	September 2021	(357)	(71,233)	(5,396)
				(10,177)
				(10,223)
See accompanying Notes, which are an integral part of the Financial Statements.
8

GNMA Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $25,576,168)	26,054,276
Affiliated Issuers (Cost $3,323,078)	3,323,025
Total Investments in Securities	29,377,301
Investment in Vanguard	849
Cash	1,036
Receivables for Investment Securities Sold	2,744,450
Receivables for Accrued Income	48,887
Receivables for Capital Shares Issued	14,048
Other Assets	615
Total Assets	32,187,186
Liabilities
Payables for Investment Securities Purchased	7,577,098
Payables for Capital Shares Redeemed	15,078
Payables for Distributions	3,090
Payables to Investment Advisor	617
Payables to Vanguard	1,397
Variation Margin Payable—Futures Contracts	917
Total Liabilities	7,598,197
Net Assets	24,588,989
9

GNMA Fund
Statement of Assets and Liabilities (continued)
At July 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	24,414,443
Total Distributable Earnings (Loss)	174,546
Net Assets	24,588,989

Investor Shares—Net Assets
Applicable to 681,898,554 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,272,006
Net Asset Value Per Share—Investor Shares	$10.66

Admiral Shares—Net Assets
Applicable to 1,623,818,098 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,316,983
Net Asset Value Per Share—Admiral Shares	$10.66
See accompanying Notes, which are an integral part of the Financial Statements.
10

GNMA Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Interest[1]	119,575
Total Income	119,575
Expenses
Investment Advisory Fees—Note B	1,265
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,035
Management and Administrative—Admiral Shares	8,476
Marketing and Distribution—Investor Shares	351
Marketing and Distribution—Admiral Shares	551
Custodian Fees	245
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	66
Trustees’ Fees and Expenses	23
Total Expenses	18,064
Net Investment Income	101,511
Realized Net Gain (Loss)
Investment Securities Sold[1]	(99,777)
Futures Contracts	32,066
Swap Contracts	3,033
Realized Net Gain (Loss)	(64,678)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(86,264)
Futures Contracts	(28,385)
Swap Contracts	(1,083)
Change in Unrealized Appreciation (Depreciation)	(115,732)
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,899)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,105,000, $0, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

GNMA Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	101,511	447,461
Realized Net Gain (Loss)	(64,678)	125,841
Change in Unrealized Appreciation (Depreciation)	(115,732)	227,186
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,899)	800,488
Distributions
Investor Shares	(25,507)	(120,267)
Admiral Shares	(72,216)	(322,351)
Return of Capital
Investor Shares	—	(6,874)
Admiral Shares	—	(18,426)
Total Distributions	(97,723)	(467,918)
Capital Share Transactions
Investor Shares	(396,828)	259,752
Admiral Shares	(2,158,190)	2,006,549
Net Increase (Decrease) from Capital Share Transactions	(2,555,018)	2,266,301
Total Increase (Decrease)	(2,731,640)	2,598,871
Net Assets
Beginning of Period	27,320,629	24,721,758
End of Period	24,588,989	27,320,629
See accompanying Notes, which are an integral part of the Financial Statements.
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GNMA Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.73	$10.58	$10.31	$10.32	$10.51	$10.77
Investment Operations
Net Investment Income	.036[1]	.178[1]	.285[1]	.298[1]	.284[1]	.236
Net Realized and Unrealized Gain (Loss) on Investments	(.070)	.157	.272	(.011)	(.193)	(.183)
Total from Investment Operations	(.034)	.335	.557	.287	.091	.053
Distributions
Dividends from Net Investment Income	(.036)	(.176)	(.287)	(.297)	(.281)	(.237)
Distributions from Realized Capital Gains	—	—	—	—	—	(.076)
Return of Capital	—	(.009)	—	—	—	—
Total Distributions	(.036)	(.185)	(.287)	(.297)	(.281)	(.313)
Net Asset Value, End of Period	$10.66	$10.73	$10.58	$10.31	$10.32	$10.51
Total Return[2]	-0.32%	3.17%	5.46%	2.85%	0.85%	0.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,272	$7,719	$7,365	$6,715	$7,598	$7,993
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	0.67%	1.66%	2.71%	2.93%	2.70%	2.19%
Portfolio Turnover Rate[3]	372%	638%	616%	415%	620%	926%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 95%, 182%, 198%, 200%, 156%, and 300%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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GNMA Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.73	$10.58	$10.31	$10.32	$10.51	$10.77
Investment Operations
Net Investment Income	.043[1]	.184[1]	.295[1]	.309[1]	.294[1]	.247
Net Realized and Unrealized Gain (Loss) on Investments	(.072)	.161	.272	(.012)	(.192)	(.183)
Total from Investment Operations	(.029)	.345	.567	.297	.102	.064
Distributions
Dividends from Net Investment Income	(.041)	(.185)	(.297)	(.307)	(.292)	(.248)
Distributions from Realized Capital Gains	—	—	—	—	—	(.076)
Return of Capital	—	(.010)	—	—	—	—
Total Distributions	(.041)	(.195)	(.297)	(.307)	(.292)	(.324)
Net Asset Value, End of Period	$10.66	$10.73	$10.58	$10.31	$10.32	$10.51
Total Return[2]	-0.27%	3.28%	5.57%	2.95%	0.95%	0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,317	$19,602	$17,356	$14,706	$16,491	$17,613
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.82%	1.72%	2.81%	3.03%	2.80%	2.29%
Portfolio Turnover Rate[3]	372%	638%	616%	415%	620%	926%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 95%, 182%, 198%, 200%, 156%, and 300%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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GNMA Fund
Notes to Financial Statements
Vanguard GNMA Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented 5% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
15

GNMA Fund
3. Swap Contracts. The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The notional amounts of swap contracts are not recorded in the Statement of Asset and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2021, the fund’s average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at July 31, 2021.
4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to
16

GNMA Fund
the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2021, counterparties had deposited in segregated accounts securities with a value of $11,465,000 and cash of $8,382,000 in connection with TBA transactions.
5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
6. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
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GNMA Fund
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
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GNMA Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended July 31, 2021, the investment advisory fee represented an effective annual basic rate of 0.01% of the fund’s average net assets.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $849,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
19

GNMA Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	23,549,366	—	23,549,366
Asset-Backed/Commercial Mortgage-Backed Securities	—	264,422	—	264,422
Temporary Cash Investments	3,323,025	2,240,488	—	5,563,513
Total	3,323,025	26,054,276	—	29,377,301

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	10,223	—	—	10,223
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,906,973
Gross Unrealized Appreciation	511,825
Gross Unrealized Depreciation	(51,720)
Net Unrealized Appreciation (Depreciation)	460,105
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $204,178,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended July 31, 2021, the fund purchased $104,866,018,000 of investment securities and sold $107,284,003,000 of investment securities, other than temporary cash investments.
20

GNMA Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	416,504	38,994	2,356,623	218,976
Issued in Lieu of Cash Distributions	24,182	2,268	119,282	11,086
Redeemed	(837,514)	(78,551)	(2,216,153)	(207,051)
Net Increase (Decrease)—Investor Shares	(396,828)	(37,289)	259,752	23,011
Admiral Shares
Issued	1,451,883	135,990	6,456,531	600,771
Issued in Lieu of Cash Distributions	55,752	5,229	266,184	24,739
Redeemed	(3,665,825)	(343,770)	(4,716,166)	(439,640)
Net Increase (Decrease)—Admiral Shares	(2,158,190)	(202,551)	2,006,549	185,870
H.  Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard GNMA Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers are backed by a team of experienced analysts who help inform their strategic perspective and conduct statistical and cash-flow analysis. The team leverages its deep knowledge of the mortgage industry to analyze the relative value of various GNMA bonds and seeks to construct a portfolio with lower prepayment and extension risk than the benchmark, but with similar interest rate risk. Wellington Management has advised the GNMA Fund since its inception in 1980.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
22

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard GNMA Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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Q362 092021

Semiannual Report  |  July 31, 2021
Vanguard Real Estate Index Funds
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About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,266.60	$1.46
ETF Shares	1,000.00	1,267.50	0.67
AdmiralTM Shares	1,000.00	1,267.70	0.67
Institutional Shares	1,000.00	1,267.50	0.56
Real Estate II Index Fund	$1,000.00	$1,268.10	$0.45
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.30	0.50
Real Estate II Index Fund	$1,000.00	$1,024.40	$0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Real Estate Index Fund, 0.26% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.10% for Institutional Shares; and for the Real Estate II Index Fund, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Real Estate Index Fund
Fund Allocation
As of July 31, 2021
Diversified Real Estate Activities	0.2%
Diversified REITs	3.9
Health Care REITs	8.4
Hotel & Resort REITs	2.9
Industrial REITs	11.0
Office REITs	7.1
Real Estate Development	0.3
Real Estate Operating Companies	0.2
Real Estate Services	4.0
Residential REITs	14.9
Retail REITs	9.6
Specialized REITs	37.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.7%)
Diversified REITs (3.5%)
	WP Carey Inc.	8,210,363	662,494
	VEREIT Inc.	10,720,525	524,984
	STORE Capital Corp.	11,058,719	400,215
[1]	Broadstone Net Lease Inc.	6,822,411	177,519
*	DigitalBridge Group Inc.	22,629,209	157,499
	Essential Properties Realty Trust Inc.	5,005,265	149,157
	PS Business Parks Inc.	964,737	148,251
	Washington REIT	3,960,011	96,189
	American Assets Trust Inc.	2,406,260	88,863
	iStar Inc.	3,455,277	83,721
	Empire State Realty Trust Inc. Class A	6,787,213	77,578
	Global Net Lease Inc.	4,199,319	77,562
	Alexander & Baldwin Inc.	3,386,473	67,797
	Gladstone Commercial Corp.	1,673,233	38,786
	Armada Hoffler Properties Inc.	2,776,600	36,096
	One Liberty Properties Inc.	770,908	23,582
			2,810,293
Health Care REITs (7.4%)
	Welltower Inc.	19,535,126	1,696,821
	Ventas Inc.	17,535,850	1,048,293
	Healthpeak Properties Inc.	25,213,767	932,153
	Medical Properties Trust Inc.	27,066,393	569,206
	Omega Healthcare Investors Inc.	10,845,142	393,462
	Healthcare Trust of America Inc. Class A	10,236,927	292,674
	Healthcare Realty Trust Inc.	6,538,819	208,458
	Physicians Realty Trust	9,742,356	184,618
		Shares	Market Value• ($000)
	Sabra Health Care REIT Inc.	9,858,942	183,278
	National Health Investors Inc.	2,009,200	137,088
	CareTrust REIT Inc.	4,488,365	108,259
	LTC Properties Inc.	1,835,295	69,466
	Community Healthcare Trust Inc.	1,067,342	53,186
	Diversified Healthcare Trust	11,151,607	43,491
	Global Medical REIT Inc.	2,654,079	41,297
	Universal Health Realty Income Trust	644,718	38,522
	New Senior Investment Group Inc.	3,886,921	35,837
			6,036,109
Hotel & Resort REITs (2.5%)
*	Host Hotels & Resorts Inc.	33,015,350	525,934
	MGM Growth Properties LLC Class A	7,041,108	266,154
*	Park Hotels & Resorts Inc.	11,038,955	204,221
*	Ryman Hospitality Properties Inc.	2,444,054	187,459
	Apple Hospitality REIT Inc.	9,923,012	148,349
	Pebblebrook Hotel Trust	6,146,331	138,231
*	Sunstone Hotel Investors Inc.	10,088,813	116,425
	RLJ Lodging Trust	7,722,510	110,818
*	Xenia Hotels & Resorts Inc.	5,323,447	94,119
	Service Properties Trust	7,715,008	85,868
*	DiamondRock Hospitality Co.	9,833,336	84,665
*	Summit Hotel Properties Inc.	4,947,303	44,575
*	Chatham Lodging Trust	2,203,409	27,058
*	CorePoint Lodging Inc.	1,902,982	25,576
			2,059,452
4

Real Estate Index Fund
		Shares	Market Value• ($000)
Industrial REITs (9.7%)
	Prologis Inc.	34,610,944	4,431,585
	Duke Realty Corp.	17,494,406	890,115
	Americold Realty Trust	11,189,412	434,709
	Rexford Industrial Realty Inc.	6,149,818	378,337
	First Industrial Realty Trust Inc.	6,045,084	331,150
	EastGroup Properties Inc.	1,856,362	327,128
	STAG Industrial Inc.	7,412,921	306,302
	Innovative Industrial Properties Inc.	1,119,672	240,718
	Terreno Realty Corp.	3,212,156	219,583
	Lexington Realty Trust	12,984,889	170,751
	Monmouth Real Estate Investment Corp.	4,371,974	83,243
	Industrial Logistics Properties Trust	3,057,562	82,860
			7,896,481
Office REITs (6.3%)
	Alexandria Real Estate Equities Inc.	6,077,965	1,223,738
	Boston Properties Inc.	6,924,108	812,752
	Kilroy Realty Corp.	4,902,544	339,599
	Vornado Realty Trust	7,613,573	331,190
	Cousins Properties Inc.	6,952,604	276,158
	Douglas Emmett Inc.	8,211,398	274,261
	SL Green Realty Corp.	3,299,428	245,675
	Highwoods Properties Inc.	4,862,797	231,907
	Hudson Pacific Properties Inc.	7,063,233	192,544
	JBG SMITH Properties	5,541,438	180,817
	Corporate Office Properties Trust	5,247,829	154,496
	Equity Commonwealth	5,694,419	149,706
	Brandywine Realty Trust	7,988,111	111,514
	Piedmont Office Realty Trust Inc. Class A	5,798,534	110,288
	Columbia Property Trust Inc.	5,377,096	89,636
	Easterly Government Properties Inc.	3,844,972	87,281
	Paramount Group Inc.	8,204,241	80,073
	Office Properties Income Trust	2,260,131	65,499
*	Mack-Cali Realty Corp.	3,395,772	61,124
	City Office REIT Inc.	2,026,906	26,086
	Franklin Street Properties Corp.	4,762,661	24,861
*,2	New York REIT Liquidating LLC	1,208	14
			5,069,219
		Shares	Market Value• ($000)
Other (11.6%)[3]
[4,5]	Vanguard Real Estate II Index Fund	365,543,416	9,381,743
Residential REITs (13.1%)
	AvalonBay Communities Inc.	6,530,461	1,487,835
	Equity Residential	16,270,206	1,368,812
	Invitation Homes Inc.	26,549,005	1,080,014
	Mid-America Apartment Communities Inc.	5,353,841	1,033,827
	Essex Property Trust Inc.	3,042,077	998,105
	Sun Communities Inc.	5,036,946	987,795
	UDR Inc.	13,892,993	763,976
	Camden Property Trust	4,566,362	682,169
	Equity LifeStyle Properties Inc.	8,106,126	679,293
	American Homes 4 Rent Class A	13,296,086	558,436
	Apartment Income REIT Corp.	6,967,372	366,762
	American Campus Communities Inc.	6,442,397	324,117
[1]	Independence Realty Trust Inc.	4,768,181	91,931
	NexPoint Residential Trust Inc.	1,055,507	62,222
	Centerspace	610,875	54,979
	Apartment Investment & Management Co. Class A	6,966,556	48,487
	UMH Properties Inc.	1,952,395	45,452
	Preferred Apartment Communities Inc.	2,337,413	24,636
			10,658,848
Retail REITs (8.5%)
	Simon Property Group Inc.	14,974,760	1,894,607
	Realty Income Corp.	17,476,799	1,228,444
	Regency Centers Corp.	7,154,591	467,982
	Kimco Realty Corp.	20,235,224	431,617
	National Retail Properties Inc.	8,201,387	400,802
	Federal Realty Investment Trust	3,232,059	379,864
	Brixmor Property Group Inc.	13,892,236	319,799
	Spirit Realty Capital Inc.	5,375,263	269,946
	Agree Realty Corp.	2,970,101	223,203
	Weingarten Realty Investors	5,696,024	183,355
	Retail Properties of America Inc. Class A	10,044,821	126,665
	SITE Centers Corp.	7,241,006	114,842
	Macerich Co.	6,881,058	112,161

5

Real Estate Index Fund
		Shares	Market Value• ($000)
	Urban Edge Properties	5,477,395	104,071
	Retail Opportunity Investments Corp.	5,529,547	97,707
	Acadia Realty Trust	4,039,047	86,435
	Kite Realty Group Trust	3,946,270	79,557
[1]	Tanger Factory Outlet Centers Inc.	4,380,634	75,216
	Getty Realty Corp.	1,739,990	54,966
	RPT Realty	3,800,917	48,424
	NETSTREIT Corp.	1,841,928	47,798
	American Finance Trust Inc. Class A	5,094,920	43,154
	Saul Centers Inc.	660,711	30,128
	Alexander's Inc.	107,705	30,033
	Urstadt Biddle Properties Inc. Class A	1,392,787	26,560
*	Seritage Growth Properties Class A	1,234,161	19,586
*,2	Spirit MTA REIT	2,071,263	554
	Urstadt Biddle Properties Inc.	16,032	269
			6,897,745
Specialized REITs (33.1%)
	American Tower Corp.	20,798,560	5,881,834
	Crown Castle International Corp.	19,936,706	3,849,579
	Equinix Inc.	4,153,976	3,407,963
	Public Storage	7,367,643	2,302,241
	Digital Realty Trust Inc.	12,862,730	1,982,918
	SBA Communications Corp.	5,116,738	1,744,757
	Weyerhaeuser Co.	34,999,235	1,180,524
	Extra Space Storage Inc.	6,147,960	1,070,606
	VICI Properties Inc.	25,119,360	783,473
	Iron Mountain Inc.	13,499,464	590,737
	Gaming & Leisure Properties Inc.	10,351,165	490,024
	CubeSmart	9,137,443	453,765
	Lamar Advertising Co. Class A	4,044,278	431,120
	Life Storage Inc.	3,531,109	414,411
	CyrusOne Inc.	5,636,715	401,729
	CoreSite Realty Corp.	2,001,479	276,624
	Rayonier Inc.	6,449,681	243,218
	QTS Realty Trust Inc. Class A	3,022,152	234,851
	National Storage Affiliates Trust	3,878,252	210,085
	EPR Properties	3,498,410	175,970
	PotlatchDeltic Corp.	3,130,960	162,622
*	Outfront Media Inc.	6,757,354	161,433
	Uniti Group Inc.	10,893,693	127,565
	Four Corners Property Trust Inc.	3,562,459	102,278
	Safehold Inc.	747,350	67,501
		Shares	Market Value• ($000)
[1]	GEO Group Inc.	5,678,620	39,296
[1]	Gladstone Land Corp.	1,225,730	28,584
	CatchMark Timber Trust Inc. Class A	2,277,340	26,622
			26,842,330
Total Equity Real Estate Investment Trusts (REITs) (Cost $58,991,878)			77,652,220
Real Estate Management & Development (4.0%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,514,673	68,569
	RMR Group Inc. Class A	721,618	28,316
*	Five Point Holdings LLC Class A	2,748,239	23,003
			119,888
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,933,947	179,296
*	Forestar Group Inc.	785,190	16,073
			195,369
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	5,953,712	120,206
*	FRP Holdings Inc.	285,914	17,192
			137,398
Real Estate Services (3.5%)
*	CBRE Group Inc. Class A	15,707,267	1,515,123
*	Jones Lang LaSalle Inc.	2,392,261	532,446
*	Redfin Corp.	3,996,752	234,090
*	Cushman & Wakefield plc	6,234,303	116,394
*	eXp World Holdings Inc.	2,946,549	105,840
	Newmark Group Inc. Class A	7,447,584	95,925
*	Realogy Holdings Corp.	5,405,790	95,791
*	Opendoor Technologies Inc.	5,404,078	80,088
*	Marcus & Millichap Inc.	1,106,666	44,034
	RE/MAX Holdings Inc. Class A	870,505	29,858
			2,849,589
Total Real Estate Management & Development (Cost $2,377,448)			3,302,244

6

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[6,7] Vanguard Market Liquidity Fund, 0.064% (Cost $372,969)	3,730,140	373,013
Total Investments (100.2%) (Cost $61,742,295)		81,327,477
Other Assets and Liabilities—Net (-0.2%)		(167,955)
Net Assets (100%)		81,159,522
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $157,112,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $167,448,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
7

Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Crown Castle International Corp.	1/31/22	GSI	50,543	(0.139)	—	(2,272)
Digital Realty Trust Inc.	1/31/22	GSI	39,273	(0.139)	—	(734)
Equinix Inc.	1/31/22	GSI	20,851	(0.139)	—	(342)
Equity Residential	1/31/22	GSI	24,966	(0.139)	272	—
Redfin Corp.	1/31/22	GSI	19,390	(0.089)	1,109	—
Seritage Growth Properties Class A	1/31/22	GSI	6,486	(0.089)	—	(202)
Simon Property Group Inc.	1/31/22	GSI	50,616	(0.139)	550	—
					1,931	(3,550)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $54,361,781)	71,572,721
Affiliated Issuers (Cost $372,969)	373,013
Vanguard Real Estate II Index Fund (Cost $7,007,545)	9,381,743
Total Investments in Securities	81,327,477
Investment in Vanguard	2,339
Cash	8,339
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,380
Receivables for Accrued Income	33,806
Receivables for Capital Shares Issued	18,405
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,931
Total Assets	81,395,677
Liabilities
Payables for Investment Securities Purchased	39,670
Collateral for Securities on Loan	167,448
Payables for Capital Shares Redeemed	21,518
Payables to Vanguard	3,969
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,550
Total Liabilities	236,155
Net Assets	81,159,522
9

Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At July 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	63,378,439
Total Distributable Earnings (Loss)	17,781,083
Net Assets	81,159,522

Investor Shares—Net Assets
Applicable to 6,051,720 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	213,767
Net Asset Value Per Share—Investor Shares	$35.32

ETF Shares—Net Assets
Applicable to 412,146,444 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,816,072
Net Asset Value Per Share—ETF Shares	$106.31

Admiral Shares—Net Assets
Applicable to 167,483,061 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,234,941
Net Asset Value Per Share—Admiral Shares	$150.67

Institutional Shares—Net Assets
Applicable to 510,061,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,894,742
Net Asset Value Per Share—Institutional Shares	$23.32
See accompanying Notes, which are an integral part of the Financial Statements.
10

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	807,193
Dividends—Vanguard Real Estate II Index Fund	106,864
Interest—Affiliated Issuers	34
Securities Lending—Net	1,127
Total Income	915,218
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,325
Management and Administrative—Investor Shares	232
Management and Administrative—ETF Shares	20,016
Management and Administrative—Admiral Shares	11,880
Management and Administrative—Institutional Shares	4,739
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—ETF Shares	711
Marketing and Distribution—Admiral Shares	540
Marketing and Distribution—Institutional Shares	136
Custodian Fees	103
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	587
Shareholders’ Reports—Admiral Shares	154
Shareholders’ Reports—Institutional Shares	45
Trustees’ Fees and Expenses	20
Total Expenses	40,503
Net Investment Income	874,715
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	28,694
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	743,283
Investment Securities Sold—Affiliated Issuers[1]	30
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	25,929
Realized Net Gain (Loss)	797,936
11

Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended July 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	13,214,089
Investment Securities—Affiliated Issuers	(31)
Investment Securities—Vanguard Real Estate II Index Fund	1,877,266
Swap Contracts	(1,619)
Change in Unrealized Appreciation (Depreciation)	15,089,705
Net Increase (Decrease) in Net Assets Resulting from Operations	16,762,356
1	Includes $1,014,170,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	874,715	1,355,272
Realized Net Gain (Loss)	797,936	1,060,800
Change in Unrealized Appreciation (Depreciation)	15,089,705	(7,797,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,762,356	(5,381,892)
Distributions
Investor Shares	(2,460)	(4,393)
ETF Shares	(502,309)	(714,428)
Admiral Shares	(293,799)	(458,678)
Institutional Shares	(140,314)	(213,294)
Return of Capital
Investor Shares	—	(3,129)
ETF Shares	—	(508,885)
Admiral Shares	—	(326,715)
Institutional Shares	—	(151,929)
Total Distributions	(938,882)	(2,381,451)
Capital Share Transactions
Investor Shares	(17,279)	(29,761)
ETF Shares	3,351,265	(1,176,383)
Admiral Shares	538,926	(1,182,290)
Institutional Shares	31,963	356,671
Net Increase (Decrease) from Capital Share Transactions	3,904,875	(2,031,763)
Total Increase (Decrease)	19,728,349	(9,795,106)
Net Assets
Beginning of Period	61,431,173	71,226,279
End of Period	81,159,522	61,431,173
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.23	$31.21	$27.69	$26.40	$27.38	$25.59
Investment Operations
Net Investment Income	.374[1]	.586[1]	.719[1]	.787[1]	.761[1]	.746
Net Realized and Unrealized Gain (Loss) on Investments	7.111	(2.498)	3.801	1.639	(.614)	2.324
Total from Investment Operations	7.485	(1.912)	4.520	2.426	.147	3.070
Distributions
Dividends from Net Investment Income	(.395)	(.624)	(.752)	(.851)	(.788)	(.752)
Distributions from Realized Capital Gains	—	—	—	—	(.011)	(.187)
Return of Capital	—	(.444)	(.248)	(.285)	(.328)	(.341)
Total Distributions	(.395)	(1.068)	(1.000)	(1.136)	(1.127)	(1.280)
Net Asset Value, End of Period	$35.32	$28.23	$31.21	$27.69	$26.40	$27.38
Total Return[2]	26.66%	-5.88%	16.59%	9.53%	0.45%	12.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$214	$188	$243	$1,871	$2,143	$2,603
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.25%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.18%	2.48%	3.02%	2.87%	2.60%
Portfolio Turnover Rate[3]	3%	8%	6%	24%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$84.96	$93.93	$83.36	$79.47	$82.43	$77.05
Investment Operations
Net Investment Income	1.179[1]	1.889[1]	2.335[1]	2.487[1]	2.499[1]	2.334
Net Realized and Unrealized Gain (Loss) on Investments	21.427	(7.525)	11.379	4.934	(1.945)	7.022
Total from Investment Operations	22.606	(5.636)	13.714	7.421	.554	9.356
Distributions
Dividends from Net Investment Income	(1.256)	(1.947)	(2.364)	(2.646)	(2.458)	(2.353)
Distributions from Realized Capital Gains	—	—	—	—	(.034)	(.563)
Return of Capital	—	(1.387)	(.780)	(.885)	(1.022)	(1.060)
Total Distributions	(1.256)	(3.334)	(3.144)	(3.531)	(3.514)	(3.976)
Net Asset Value, End of Period	$106.31	$84.96	$93.93	$83.36	$79.47	$82.43
Total Return	26.75%	-5.80%	16.70%	9.70%	0.59%	12.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,816	$32,064	$37,682	$30,857	$32,377	$33,527
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.33%	2.60%	3.15%	3.01%	2.74%
Portfolio Turnover Rate[2]	3%	8%	6%	24%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$120.40	$133.12	$118.14	$112.63	$116.83	$109.19
Investment Operations
Net Investment Income	1.663[1]	2.677[1]	3.315[1]	3.507[1]	3.538[1]	3.306
Net Realized and Unrealized Gain (Loss) on Investments	30.385	(10.672)	16.121	7.008	(2.761)	9.966
Total from Investment Operations	32.048	(7.995)	19.436	10.515	.777	13.272
Distributions
Dividends from Net Investment Income	(1.778)	(2.759)	(3.350)	(3.751)	(3.483)	(3.333)
Distributions from Realized Capital Gains	—	—	—	—	(.048)	(.798)
Return of Capital	—	(1.966)	(1.106)	(1.254)	(1.447)	(1.501)
Total Distributions	(1.778)	(4.725)	(4.456)	(5.005)	(4.978)	(5.632)
Net Asset Value, End of Period	$150.67	$120.40	$133.12	$118.14	$112.63	$116.83
Total Return[2]	26.77%	-5.74%	16.73%	9.69%	0.58%	12.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,235	$19,702	$23,274	$18,223	$17,757	$18,337
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.33%	2.60%	3.16%	3.01%	2.74%
Portfolio Turnover Rate[3]	3%	8%	6%	24%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.64	$20.60	$18.28	$17.43	$18.08	$16.90
Investment Operations
Net Investment Income	.259[1]	.421[1]	.518[1]	.543[1]	.568[1]	.515
Net Realized and Unrealized Gain (Loss) on Investments	4.698	(1.646)	2.496	1.085	(.444)	1.540
Total from Investment Operations	4.957	(1.225)	3.014	1.628	.124	2.055
Distributions
Dividends from Net Investment Income	(.277)	(.429)	(.522)	(.583)	(.542)	(.519)
Distributions from Realized Capital Gains	—	—	—	—	(.007)	(.123)
Return of Capital	—	(.306)	(.172)	(.195)	(.225)	(.233)
Total Distributions	(.277)	(.735)	(.694)	(.778)	(.774)	(.875)
Net Asset Value, End of Period	$23.32	$18.64	$20.60	$18.28	$17.43	$18.08
Total Return	26.75%	-5.68%	16.77%	9.70%	0.60%	12.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,895	$9,478	$10,027	$8,206	$8,176	$7,799
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.46%	2.37%	2.63%	3.18%	3.03%	2.76%
Portfolio Turnover Rate[2]	3%	8%	6%	24%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund is the wholly owned subsidiary in which the fund has invested a portion of its assets. For additional financial information about the Real Estate II Index Fund, refer to the accompanying financial statements.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including
18

Real Estate Index Fund
bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in
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Real Estate Index Fund
Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
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Real Estate Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,339,000, representing less than 0.01% of the fund’s net assets and 0.94% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	80,953,896	—	568	80,954,464
Temporary Cash Investments	373,013	—	—	373,013
Total	81,326,909	—	568	81,327,477

Derivative Financial Instruments
Assets
Swap Contracts	—	1,931	—	1,931
Liabilities
Swap Contracts	—	3,550	—	3,550
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Real Estate Index Fund
D.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	61,909,529
Gross Unrealized Appreciation	22,534,033
Gross Unrealized Depreciation	(3,117,704)
Net Unrealized Appreciation (Depreciation)	19,416,329
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $2,472,556,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2021, the fund purchased $8,361,766,000 of investment securities and sold $4,572,194,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,772,757,000 and $2,536,331,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	26,465	794	16,000	586
Issued in Lieu of Cash Distributions	2,460	77	7,522	282
Redeemed	(46,204)	(1,468)	(53,283)	(2,013)
Net Increase (Decrease)—Investor Shares	(17,279)	(597)	(29,761)	(1,145)
ETF Shares
Issued	5,888,466	60,628	8,299,471	100,643
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,537,201)	(25,900)	(9,475,854)	(124,400)
Net Increase (Decrease)—ETF Shares	3,351,265	34,728	(1,176,383)	(23,757)
Admiral Shares
Issued	2,100,630	15,314	3,229,939	28,465
Issued in Lieu of Cash Distributions	257,944	1,879	688,666	6,053
Redeemed	(1,819,648)	(13,341)	(5,100,895)	(45,719)
Net Increase (Decrease)—Admiral Shares	538,926	3,852	(1,182,290)	(11,201)
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Real Estate Index Fund
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	991,262	46,898	1,959,562	112,493
Issued in Lieu of Cash Distributions	130,864	6,163	343,567	19,520
Redeemed	(1,090,163)	(51,579)	(1,946,458)	(110,090)
Net Increase (Decrease)—Institutional Shares	31,963	1,482	356,671	21,923
G.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	353,714	NA1	NA1	30	(31)	34	—	373,013
Vanguard Real Estate II Index Fund	7,399,530	106,864	—	—	1,877,266	106,864	—	9,381,743
Total	7,753,244	106,864	—	30	1,877,235	106,898	—	9,754,756
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
23

Real Estate II Index Fund
Fund Allocation
As of July 31, 2021
Diversified Real Estate Activities	0.2%
Diversified REITs	3.9
Health Care REITs	8.4
Hotel & Resort REITs	2.8
Industrial REITs	10.9
Office REITs	7.1
Real Estate Development	0.3
Real Estate Operating Companies	0.2
Real Estate Services	4.0
Residential REITs	14.9
Retail REITs	9.7
Specialized REITs	37.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
24

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.2%)
Diversified REITs (3.9%)
	WP Carey Inc.	1,072,485	86,539
	VEREIT Inc.	1,400,486	68,582
	STORE Capital Corp.	1,445,182	52,301
	Broadstone Net Lease Inc.	891,407	23,194
*	DigitalBridge Group Inc.	2,954,710	20,565
	Essential Properties Realty Trust Inc.	653,727	19,481
	PS Business Parks Inc.	126,032	19,367
	Washington REIT	517,115	12,561
	American Assets Trust Inc.	314,509	11,615
	iStar Inc.	451,960	10,951
	Empire State Realty Trust Inc. Class A	887,311	10,142
	Global Net Lease Inc.	547,851	10,119
	Alexander & Baldwin Inc.	443,112	8,871
	Gladstone Commercial Corp.	218,687	5,069
	Armada Hoffler Properties Inc.	363,020	4,719
	One Liberty Properties Inc.	100,808	3,084
			367,160
Health Care REITs (8.4%)
	Welltower Inc.	2,552,155	221,680
	Ventas Inc.	2,290,892	136,950
	Healthpeak Properties Inc.	3,293,823	121,773
	Medical Properties Trust Inc.	3,535,545	74,352
	Omega Healthcare Investors Inc.	1,417,123	51,413
	Healthcare Trust of America Inc. Class A	1,337,288	38,233
	Healthcare Realty Trust Inc.	854,236	27,233
	Physicians Realty Trust	1,272,786	24,119
	Sabra Health Care REIT Inc.	1,289,067	23,964
	National Health Investors Inc.	262,363	17,901
	CareTrust REIT Inc.	586,480	14,146
	LTC Properties Inc.	240,108	9,088
		Shares	Market Value• ($000)
	Community Healthcare Trust Inc.	139,442	6,948
	Diversified Healthcare Trust	1,454,880	5,674
	Global Medical REIT Inc.	346,790	5,396
	Universal Health Realty Income Trust	84,255	5,034
	New Senior Investment Group Inc.	507,008	4,675
			788,579
Hotel & Resort REITs (2.8%)
*	Host Hotels & Resorts Inc.	4,313,225	68,710
	MGM Growth Properties LLC Class A	920,288	34,787
*	Ryman Hospitality Properties Inc.	319,298	24,490
	Apple Hospitality REIT Inc.	1,296,196	19,378
*	Park Hotels & Resorts Inc.	1,043,149	19,298
	Pebblebrook Hotel Trust	802,691	18,053
*	Sunstone Hotel Investors Inc.	1,318,373	15,214
	RLJ Lodging Trust	1,008,669	14,474
*	Xenia Hotels & Resorts Inc.	695,249	12,292
	Service Properties Trust	1,007,519	11,214
*	DiamondRock Hospitality Co.	1,284,136	11,056
*	Summit Hotel Properties Inc.	647,542	5,834
*	Chatham Lodging Trust	287,710	3,533
*	CorePoint Lodging Inc.	248,278	3,337
			261,670
Industrial REITs (10.9%)
	Prologis Inc.	4,521,778	578,968
	Duke Realty Corp.	2,285,495	116,286
	Rexford Industrial Realty Inc.	803,576	49,436
	Americold Realty Trust	1,212,141	47,092
	First Industrial Realty Trust Inc.	789,612	43,255
	EastGroup Properties Inc.	242,462	42,727
	STAG Industrial Inc.	968,337	40,012
25

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Innovative Industrial Properties Inc.	146,269	31,446
	Terreno Realty Corp.	419,653	28,688
	Lexington Realty Trust	1,696,762	22,312
	Monmouth Real Estate Investment Corp.	571,581	10,883
	Industrial Logistics Properties Trust	399,271	10,820
			1,021,925
Office REITs (7.1%)
	Alexandria Real Estate Equities Inc.	794,036	159,871
	Boston Properties Inc.	904,576	106,179
	Kilroy Realty Corp.	640,333	44,356
	Vornado Realty Trust	994,506	43,261
	Cousins Properties Inc.	908,242	36,075
	Douglas Emmett Inc.	1,072,722	35,829
	SL Green Realty Corp.	431,038	32,095
	Highwoods Properties Inc.	635,245	30,295
	Hudson Pacific Properties Inc.	923,462	25,174
	JBG SMITH Properties	724,032	23,625
	Corporate Office Properties Trust	685,849	20,191
	Equity Commonwealth	743,423	19,545
	Brandywine Realty Trust	1,043,246	14,564
	Piedmont Office Realty Trust Inc. Class A	757,808	14,414
	Columbia Property Trust Inc.	702,475	11,710
	Easterly Government Properties Inc.	502,019	11,396
	Paramount Group Inc.	1,071,938	10,462
	Office Properties Income Trust	295,530	8,564
*	Mack-Cali Realty Corp.	444,119	7,994
	City Office REIT Inc.	266,051	3,424
	Franklin Street Properties Corp.	624,444	3,260
			662,284
Residential REITs (14.9%)
	AvalonBay Communities Inc.	853,154	194,374
	Equity Residential	2,164,746	182,120
	Invitation Homes Inc.	3,468,499	141,099
	Mid-America Apartment Communities Inc.	699,461	135,066
	Essex Property Trust Inc.	397,423	130,395
	Sun Communities Inc.	658,056	129,051
	UDR Inc.	1,814,987	99,806
	Camden Property Trust	596,569	89,121
	Equity LifeStyle Properties Inc.	1,058,990	88,743
	American Homes 4 Rent Class A	1,737,082	72,958
		Shares	Market Value• ($000)
	Apartment Income REIT Corp.	910,178	47,912
	American Campus Communities Inc.	841,443	42,333
[1]	Independence Realty Trust Inc.	622,412	12,000
	NexPoint Residential Trust Inc.	137,818	8,124
	Centerspace	79,821	7,184
	Apartment Investment & Management Co. Class A	911,942	6,347
	UMH Properties Inc.	255,205	5,941
	Preferred Apartment Communities Inc.	305,928	3,225
			1,395,799
Retail REITs (9.7%)
	Simon Property Group Inc.	2,008,640	254,133
	Realty Income Corp.	2,283,086	160,478
	Regency Centers Corp.	934,619	61,134
	Kimco Realty Corp.	2,644,230	56,401
	National Retail Properties Inc.	1,071,702	52,374
	Federal Realty Investment Trust	422,338	49,637
	Brixmor Property Group Inc.	1,814,382	41,767
	Spirit Realty Capital Inc.	702,163	35,263
	Agree Realty Corp.	388,002	29,158
	Weingarten Realty Investors	744,155	23,954
	Retail Properties of America Inc. Class A	1,311,996	16,544
	SITE Centers Corp.	945,758	15,000
	Macerich Co.	899,053	14,655
	Urban Edge Properties	715,350	13,592
	Retail Opportunity Investments Corp.	722,485	12,766
	Acadia Realty Trust	527,903	11,297
	Kite Realty Group Trust	515,856	10,400
	Tanger Factory Outlet Centers Inc.	572,674	9,833
	Getty Realty Corp.	227,598	7,190
	RPT Realty	497,326	6,336
	NETSTREIT Corp.	240,998	6,254
	American Finance Trust Inc. Class A	664,964	5,632
	Alexander's Inc.	14,069	3,923
	Saul Centers Inc.	86,032	3,923
	Urstadt Biddle Properties Inc. Class A	183,709	3,503
*,1	Seritage Growth Properties Class A	212,763	3,377
*,2	Spirit MTA REIT	257,871	69
			908,593
Specialized REITs (37.5%)
	American Tower Corp.	2,717,247	768,437

26

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Crown Castle International Corp.	2,637,310	509,238
	Equinix Inc.	545,965	447,915
	Public Storage	962,562	300,781
	Digital Realty Trust Inc.	1,713,100	264,092
	SBA Communications Corp.	668,477	227,944
	Weyerhaeuser Co.	4,572,416	154,228
	Extra Space Storage Inc.	803,213	139,872
	VICI Properties Inc.	3,281,552	102,352
	Iron Mountain Inc.	1,763,588	77,175
	Gaming & Leisure Properties Inc.	1,352,203	64,013
	CubeSmart	1,194,025	59,295
	Lamar Advertising Co. Class A	528,506	56,339
	Life Storage Inc.	461,437	54,154
	CyrusOne Inc.	736,596	52,497
	CoreSite Realty Corp.	261,451	36,135
	Rayonier Inc.	843,080	31,793
	QTS Realty Trust Inc. Class A	395,029	30,698
	National Storage Affiliates Trust	507,118	27,471
	EPR Properties	457,042	22,989
	PotlatchDeltic Corp.	409,052	21,246
*	Outfront Media Inc.	882,829	21,091
	Uniti Group Inc.	1,422,859	16,662
	Four Corners Property Trust Inc.	465,523	13,365
	Safehold Inc.	97,658	8,820
[1]	GEO Group Inc.	741,210	5,129
	Gladstone Land Corp.	159,695	3,724
	CatchMark Timber Trust Inc. Class A	298,818	3,493
			3,520,948
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,634,960)			8,926,958
Real Estate Management & Development (4.6%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	197,988	8,963
	RMR Group Inc. Class A	94,236	3,698
*	Five Point Holdings LLC Class A	359,146	3,006
			15,667
Real Estate Development (0.3%)
*	Howard Hughes Corp.	252,658	23,424
*	Forestar Group Inc.	102,966	2,108
			25,532
		Shares	Market Value• ($000)
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	777,559	15,699
*	FRP Holdings Inc.	37,293	2,242
			17,941
Real Estate Services (4.0%)
*	CBRE Group Inc. Class A	2,052,133	197,949
*	Jones Lang LaSalle Inc.	312,544	69,563
*	Redfin Corp.	567,871	33,260
*	Cushman & Wakefield plc	814,608	15,209
*	eXp World Holdings Inc.	384,842	13,823
	Newmark Group Inc. Class A	972,485	12,526
*	Realogy Holdings Corp.	706,311	12,516
*	Opendoor Technologies Inc.	705,760	10,459
*	Marcus & Millichap Inc.	144,822	5,762
	RE/MAX Holdings Inc. Class A	113,722	3,901
			374,968
Total Real Estate Management & Development (Cost $290,168)			434,108
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 0.064% (Cost $33,004)	330,055	33,006
Total Investments (100.1%) (Cost $6,958,132)			9,394,072
Other Assets and Liabilities—Net (-0.1%)			(12,329)
Net Assets (100%)			9,381,743
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,464,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $16,470,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

27

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust	1/31/22	GSI	9,840	(0.089)	—	(128)
Park Hotels & Resorts Inc.	1/31/22	GSI	7,532	(0.089)	—	(132)
					—	(260)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,925,128)	9,361,066
Affiliated Issuers (Cost $33,004)	33,006
Total Investments in Securities	9,394,072
Investment in Vanguard	307
Cash	450
Receivables for Accrued Income	4,421
Total Assets	9,399,250
Liabilities
Payables for Investment Securities Purchased	450
Collateral for Securities on Loan	16,470
Payables to Vanguard	327
Unrealized Depreciation—Over-the-Counter Swap Contracts	260
Total Liabilities	17,507
Net Assets	9,381,743
At July 31, 2021, net assets consisted of:

Paid-in Capital	7,009,289
Total Distributable Earnings (Loss)	2,372,454
Net Assets	9,381,743

Net Assets
Applicable to 365,543,416 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,381,743
Net Asset Value Per Share	$25.67
See accompanying Notes, which are an integral part of the Financial Statements.
29

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends	100,221
Interest[1]	2
Securities Lending—Net	128
Total Income	100,351
Expenses
The Vanguard Group—Note B
Investment Advisory Services	503
Management and Administrative	2,850
Marketing and Distribution	21
Custodian Fees	21
Shareholders’ Reports	—
Trustees’ Fees and Expenses	2
Total Expenses	3,397
Net Investment Income	96,954
Realized Net Gain (Loss)
Capital Gain Distributions Received	11,444
Investment Securities Sold[1]	(17,372)
Swap Contracts	397
Realized Net Gain (Loss)	(5,531)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,891,050
Swap Contracts	(260)
Change in Unrealized Appreciation (Depreciation)	1,890,790
Net Increase (Decrease) in Net Assets Resulting from Operations	1,982,213
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $3,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	96,954	165,977
Realized Net Gain (Loss)	(5,531)	(9,691)
Change in Unrealized Appreciation (Depreciation)	1,890,790	(604,377)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,982,213	(448,091)
Distributions
Net Investment Income	(106,864)	(163,444)
Return of Capital	—	(119,057)
Total Distributions	(106,864)	(282,501)
Capital Share Transactions
Issued	—	—
Issued in Lieu of Cash Distributions	106,864	282,501
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	106,864	282,501
Total Increase (Decrease)	1,982,213	(448,091)
Net Assets
Beginning of Period	7,399,530	7,847,621
End of Period	9,381,743	7,399,530
See accompanying Notes, which are an integral part of the Financial Statements.
31

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,			September 26, 2017[1] to January 31, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$20.50	$22.64	$20.10	$19.17	$20.00
Investment Operations
Net Investment Income[2]	.267	.471	.571	.611	.268
Net Realized and Unrealized Gain (Loss) on Investments	5.198	(1.808)	2.752	1.176	(.834)
Total from Investment Operations	5.465	(1.337)	3.323	1.787	(.566)
Distributions
Dividends from Net Investment Income	(.295)	(.465)	(.590)	(.626)	(.225)
Distributions from Realized Capital Gains	—	—	—	—	(.030)
Return of Capital	—	(.338)	(.193)	(.231)	(.009)
Total Distributions	(.295)	(.803)	(.783)	(.857)	(.264)
Net Asset Value, End of Period	$25.67	$20.50	$22.64	$20.10	$19.17
Total Return	26.81%	-5.70%	16.78%	9.68%	-2.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,382	$7,400	$7,848	$6,719	$6,126
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.30%	2.41%	2.63%	3.22%	3.84%[3]
Portfolio Turnover Rate	2%	4%	3%	23%	1%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2021, the Real Estate Index Fund was the record and beneficial owner of 100% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if
33

Real Estate II Index Fund
the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities
34

Real Estate II Index Fund
lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
35

Real Estate II Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $307,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,360,997	—	69	9,361,066
Temporary Cash Investments	33,006	—	—	33,006
Total	9,394,003	—	69	9,394,072

Derivative Financial Instruments
Liabilities
Swap Contracts	—	260	—	260
D.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,975,609
Gross Unrealized Appreciation	2,879,939
Gross Unrealized Depreciation	(461,736)
Net Unrealized Appreciation (Depreciation)	2,418,203
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $39,799,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
36

Real Estate II Index Fund
E.	During the six months ended July 31, 2021, the fund purchased $245,871,000 of investment securities and sold $148,409,000 of investment securities, other than temporary cash investments.
F.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	Shares (000)	Shares (000)
Issued	—	—
Issued in Lieu of Cash Distributions	4,598	14,371
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	4,598	14,371
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
37

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed their respective fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017; they each took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.
Investment performance
The board of the Real Estate Index Fund considered the short- and long-term performance of that fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the short-term and since-inception performance of that fund compared with its target index and peer group. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.
Cost
Each board concluded that the respective fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also well below the peer-group average.
38

Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew its respective advisory arrangement again after a one-year period.
39

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Real Estate Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
40

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q1232 092021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (11.6%)
U.S. Government Securities (11.4%)
	U.S. Treasury Note/Bond	0.125%	10/31/22	500,000	500,156
	U.S. Treasury Note/Bond	0.125%	11/30/22	500,000	500,078
[1]	U.S. Treasury Note/Bond	0.125%	12/31/22	500,000	500,000
	U.S. Treasury Note/Bond	0.125%	1/31/23	500,000	499,922
	U.S. Treasury Note/Bond	0.125%	2/28/23	500,000	499,844
[2]	U.S. Treasury Note/Bond	0.125%	10/15/23	250,000	249,492
[2]	U.S. Treasury Note/Bond	0.125%	12/15/23	800,000	797,750
	U.S. Treasury Note/Bond	0.125%	1/15/24	500,000	498,438
	U.S. Treasury Note/Bond	0.375%	4/15/24	600,000	601,219
[3]	U.S. Treasury Note/Bond	0.250%	5/15/24	400,000	399,250
	U.S. Treasury Note/Bond	1.500%	11/30/24	350,000	362,578
[2]	U.S. Treasury Note/Bond	0.250%	10/31/25	600,000	591,469
[2]	U.S. Treasury Note/Bond	0.375%	1/31/26	850,000	840,438
[2]	U.S. Treasury Note/Bond	0.500%	2/28/26	500,000	496,875
	U.S. Treasury Note/Bond	0.750%	3/31/26	850,000	853,984
	U.S. Treasury Note/Bond	0.625%	7/31/26	500,000	498,221
	U.S. Treasury Note/Bond	0.625%	12/31/27	180,000	176,681
	U.S. Treasury Note/Bond	0.875%	11/15/30	100,000	97,156
					8,963,551
Nonconventional Mortgage-Backed Securities (0.2%)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.060%	2/1/37	286	304
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.309%	9/1/32	80	84
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.760%	2.325%	8/1/37	241	252
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.410%	8/1/33	448	470
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.535%	8/1/33	448	460
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	2.556%	7/1/33	1,175	1,216
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	2.710%	5/1/33	74	74
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.000%	2.125%	12/1/32	144	148
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.125%	2.221%	6/1/33	629	655
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.185%	2.560%	7/1/32	55	56
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.210%	2.335%	5/1/33	814	865
[4,5]	Fannie Mae REMICS	2.100%	4/25/43	5,847	5,947
[4,5]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	9,452	9,715
[4,5]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	24,944	26,016
[4,5]	Fannie Mae REMICS	3.000%	9/25/49	10,140	10,675
[4,5]	Fannie Mae REMICS	3.500%	12/25/45	6,416	6,969
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.399%	8/1/37	1,023	1,079
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	2.393%	9/1/32	573	591
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.336%	2/1/33	38	40
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.461%	10/1/32	160	171
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.586%	8/1/33	348	370
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.500%	8/1/32	236	252
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.513%	8/1/32	412	427
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.254%	2.379%	9/1/32	27	27
[4,5]	Freddie Mac REMICS	2.250%	6/15/43–6/15/44	14,955	15,332
[4,5]	Freddie Mac REMICS	2.500%	12/25/49	21,077	22,158
[4,5]	Freddie Mac REMICS	2.750%	10/25/49	6,127	6,478
[4,5]	Freddie Mac REMICS	3.000%	10/15/45	8,759	9,073
[4,5]	Freddie Mac REMICS	3.500%	12/25/49	8,687	9,293
[4]	Ginnie Mae	2.500%	9/20/49	6,986	7,248
[4]	Ginnie Mae	2.750%	3/20/46	4,855	4,942
[4]	Ginnie Mae	3.000%	3/20/41–12/20/47	6,091	6,328
					147,715
Total U.S. Government and Agency Obligations (Cost $9,093,602)					9,111,266
Asset-Backed/Commercial Mortgage-Backed Securities (8.2%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	6,300	6,470
[4]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	8,150	8,351

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	11,886	12,613
[4,7]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	6,343	6,804
[4,7]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,584
[4,7]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	3,075
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	11,160	11,199
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	7,730	7,847
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	19,450	20,365
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	21,620	22,645
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	7,990	8,212
[4,7]	AOA Mortgage Trust Class A Series 2015-1177	2.957%	12/13/29	13,390	13,394
[4,6,7]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	580	665
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	7,640	7,834
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	17,935	19,374
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-1A	3.450%	3/20/23	19,930	20,200
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	14,490	15,566
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	6,999	7,506
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	5,315
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.358%	9/15/48	1,600	1,602
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.132%	9/20/46	5,064	4,061
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	4,357
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	906
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	6,152
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	3,477
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	3,080	3,414
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	6,680	7,559
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	7,533	8,436
[4]	Bank of America Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	12,810	12,811
[4,6]	Bank of America Mortgage Trust Class A2 Series 2002-J	3.601%	9/25/32	14	13
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.164%	5/25/47	6,004	5,874
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	2.852%	10/25/36	6,909	6,334
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	17,390	18,641
[4,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	5,990	6,683
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	8,042	8,994
[4,6]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	0.947%	2/25/30	9,197	9,234
[4,7]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	930	934
[4,7]	Canadian Pacer Auto Receivables Trust Class A3 Series 2020-1A	1.830%	7/19/24	31,730	32,117
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	2,080	2,119
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	4,170	4,293
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	6,810	6,930
[4]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	55,900	55,972
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	22,698	22,936
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2020-1	1.600%	11/15/24	104,270	105,569
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	13,130	13,515
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	25,320	25,955
[4,7]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	45,710	45,743
[4]	CarMax Auto Owner Trust Class A3 Series 2019-4	2.020%	11/15/24	49,210	49,960
[4]	CarMax Auto Owner Trust Class A3 Series 2021-3	0.550%	6/15/26	36,480	36,495
[4]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	6,780	7,018
[4]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	7,570	7,837
[4]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	13,790	14,275
[4]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	12,860	13,308
[4]	CarMax Auto Owner Trust Class B Series 2017-4	2.460%	8/15/23	4,830	4,868
[4]	CarMax Auto Owner Trust Class B Series 2018-2	3.370%	10/16/23	4,755	4,868
[4]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	5,940	6,208
[4]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	9,610	9,974
[4]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	7,740	7,812
[4]	CarMax Auto Owner Trust Class C Series 2017-4	2.700%	10/16/23	4,830	4,872
[4]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	6,170	6,257
[4]	CarMax Auto Owner Trust Class C Series 2018-2	3.570%	12/15/23	6,860	7,033
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	4,030	4,215

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	4,240	4,415
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	4,840	4,949
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	6,227
[4]	CarMax Auto Owner Trust Class C Series 2021-3	1.250%	5/17/27	8,400	8,407
[4]	CarMax Auto Owner Trust Class D Series 2018-2	3.990%	4/15/25	5,300	5,437
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	2,730	2,851
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,913
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	5,967
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	7,005
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	6,715	7,449
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	6,299	6,628
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	5,490
[4,6,7]	CFCRE Commercial Mortgage Trust Class AJ Series 2011-C2	5.776%	12/15/47	14,658	14,718
[4,7]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	15,509	15,633
[4,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.629%	3/20/36	4,002	3,421
[4,6]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.850%	2/25/47	4,553	3,663
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	7,352	7,765
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	16,334	17,342
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,861
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	6,350	6,578
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	3,786	4,061
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	19,843	21,297
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	2,913	3,052
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	25,685	27,618
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	12,858	13,855
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	25,297	27,751
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	5,333
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	4,683	5,227
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,947
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	10,000	10,799
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	38,271	40,810
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	12,426	13,357
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	5,394	5,798
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	9,500	10,567
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.430%	7/10/47	4,380	4,746
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.573%	9/10/58	4,000	4,047
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.266%	9/15/50	2,200	2,445
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	2.993%	7/25/37	299	280
[4]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	408	408
[4]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	10,904	11,083
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	13,316	14,154
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	7,416	7,788
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	1,915	2,037
[4]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	17,593	18,633
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,640	2,707
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	7,275	7,802
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	8,502	9,090
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	3,617	3,894
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	278	284
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.246%	7/10/45	12,916	13,693
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	3,142	3,222
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	18,995	20,487
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	20,250	21,828
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	1,772	1,894
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	8,255	8,716
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	15,527	17,144
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	22,007	24,207
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	11,974	13,157
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	9,930	10,673
[4,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	8,199	8,611
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	13,223	14,060

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	12,668	13,721
[4]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	30,571	33,125
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	11,922	13,003
[4]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	36,015	38,945
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	11,921	13,102
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	4,100	4,173
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	1,990	2,007
[4,7]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	17,360	17,809
[4,6,7]	COMM Mortgage Trust Class AM Series 2013-CR9	4.270%	7/10/45	11,250	11,636
[4,6,7]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	18,565	19,873
[4,6]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	13,450	14,548
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	27,380	29,502
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	2,380	2,440
[4,6,7]	COMM Mortgage Trust Class C Series 2013-CR9	4.270%	7/10/45	12,690	11,425
[4,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.450%	10/10/48	8,118	8,820
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	18,210	19,750
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	41,832	46,204
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	5,691
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.370%	8/15/48	10,600	9,777
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	13,990	16,556
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,921
[4,7]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	5,810	5,913
[4,7]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	13,750	13,745
[4]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	14,937	15,104
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	5,790	5,945
[4]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	15,990	16,081
[4]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	199	199
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	12,159	12,409
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	26,460	27,487
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	15,870	16,474
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	5,010	5,165
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	5,010	5,149
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	6,160	6,415
[4,6,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.889%	10/25/56	10,464	10,514
[4,6,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	5,625	5,837
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2020-1	1.780%	12/22/25	15,602	15,792
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	7,150	7,157
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	23,940	23,941
[4,7]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	14,400	14,539
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.631%	11/25/36	2,489	1,915
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.884%	1/25/37	4,780	3,430
[4,7]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	11,674	11,695
[4]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	14,470	14,616
[4]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	6,990	6,980
[4,7]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	87,670	94,604
[4,7]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	21,100	22,014
[4]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	26,820	27,777
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	20,100	21,665
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	20,070	20,929
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	6,182
[4]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	15,500	15,701
[4,7]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	13,976	14,325
[4,7]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	5,365	5,671
[4]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	10,980	11,446
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,845
[4]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	8,650	8,894
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,972
[4,7]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	6,472
[4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	15,159	15,495
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	5,350	5,479

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA2, 1M USD LIBOR + 0.750%	0.839%	2/25/50	3,433	3,434
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	6,110	6,106
[4]	GM Financial Automobile Leasing Trust Class B Series 2020-1	1.840%	12/20/23	14,540	14,750
[4]	GM Financial Automobile Leasing Trust Class B Series 2021-1	0.750%	5/17/27	3,250	3,232
[4]	GM Financial Automobile Leasing Trust Class B Series 2021-2	0.690%	5/20/25	11,690	11,690
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	4,545	4,689
[4]	GM Financial Automobile Leasing Trust Class C Series 2021-1	1.040%	5/17/27	2,150	2,150
[4]	GM Financial Automobile Leasing Trust Class C Series 2021-2	1.010%	5/20/25	11,140	11,135
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	6,680	6,792
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	6,470	6,720
[4]	GM Financial Consumer Automobile Receivables Trust 2 Class C Series 2021-2	1.280%	1/19/27	7,030	7,077
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	12,710	12,753
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	24,320	24,375
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	5,070	5,183
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	10,500	10,521
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	14,240	14,308
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	5,700	5,693
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	7,010	6,959
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	7,270	7,326
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	2,200	2,230
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	2,710	2,715
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	3,400	3,478
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	2.999%	11/19/35	821	758
[4,7]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	46,850	46,999
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	3,940	3,975
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	8,220	8,278
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	3,210	3,254
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	5,800	5,835
[4,7]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	24,560	26,054
[4,6,7]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.597%	8/25/60	3,531	3,535
[4,7]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2019-1	3.210%	2/18/25	5,260	5,414
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	4,486
[4]	GS Mortgage Securities Trust Class A3 Series 2015-GC34	3.244%	10/10/48	9,961	10,567
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,776
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	13,060	13,593
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC14	3.955%	8/10/46	21,631	22,434
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	19,174	20,288
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	38,431	40,655
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	12,225	13,223
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	4,636	5,097
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	17,922	19,557
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	11,930	12,839
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	5,722
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	3,920	4,326
[4,6]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.052%	7/10/46	22,934	24,314
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	13,757	14,739
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	33,925	36,860
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	16,700	18,057
[4]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	35,733	38,416

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	1,000	1,008
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,519
[4,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	13,246	14,355
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	5,350	5,567
[4,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.515%	9/10/47	10,665	11,161
[4,6,7]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.085%	7/10/46	5,650	5,549
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.536%	9/10/47	17,556	16,666
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	12,080	12,837
[4,7]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	8,302	8,060
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	3,598	3,629
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2020-A	1.870%	10/15/24	24,315	24,547
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	9,060	9,297
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	1.930%	4/15/27	8,270	8,503
[4,7]	Hertz Vehicle Financing LLC Class A Series 2021-1A	1.210%	12/26/25	16,040	16,125
[4,7]	Hertz Vehicle Financing LLC Class B Series 2021-1A	1.560%	12/26/25	13,010	13,079
[4,7]	Hertz Vehicle Financing LLC Class C Series 2021-1A	2.050%	12/26/25	6,150	6,193
[4,7]	Hilton USA Trust Class A Series 2016-HHV	3.719%	11/5/38	3,950	4,365
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	30,110	30,092
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2018-3	3.070%	11/21/24	5,460	5,520
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-3	1.850%	8/15/25	4,730	4,831
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	12,340	12,336
[4,7]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	1,269	1,271
[4,7]	HPEFS Equipment Trust Class A3 Series 2020-1A	1.760%	2/20/30	20,400	20,574
[4,7]	HPEFS Equipment Trust Class B Series 2019-1A	2.320%	9/20/29	6,820	6,867
[4,7]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	8,400	8,514
[4,7]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	3,800	3,855
[4,7]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,700	1,734
[4,7]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	14,750	13,464
[4,7]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	6,950	6,948
[4]	Hyundai Auto Receivables Trust Class A3 Series 2019-B	1.940%	2/15/24	9,268	9,358
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-B	0.380%	1/15/26	45,470	45,686
[4]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	12,600	12,969
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-B	0.600%	2/16/27	21,480	21,653
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	5,655	5,866
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	3,600	3,727
[4]	Hyundai Auto Receivables Trust Class B Series 2020-B	0.940%	12/15/25	3,870	3,882
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	8,191
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	8,510	8,534
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	7,900	8,001
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	4,840	4,917
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	7,294
[4]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	12,395	12,488
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	8,400	8,523
[4,6,7]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.939%	12/17/36	26,119	26,136
[4,6,7]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.789%	3/17/37	35,364	35,262
[4,6,7]	Invitation Homes Trust Class B Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.239%	12/17/36	9,955	9,945
[4,6,7]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.039%	3/17/37	9,890	9,879
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2010-C2	4.070%	11/15/43	729	731
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	12,213	12,405
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	2,321	2,437
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	3,815	4,023
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	1,680	1,800

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	25,014	25,531
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	3,586	3,708
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	14,600	15,689
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.957%	12/15/46	21,150	22,591
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.683%	11/15/43	6,225	6,209
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.077%	1/15/46	5,450	5,714
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.022%	12/15/46	9,770	10,053
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.683%	11/15/43	7,100	6,172
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	27,722	29,375
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	21,082	23,091
[4,6]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	10,455	10,949
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	1,860	2,002
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	1,975	2,122
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	10,000	10,822
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	17,150	18,347
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	23,680	25,619
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	22,187	24,620
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	2,866	3,003
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	2,900	3,102
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	28,340	30,486
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	10,982	11,867
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	12,364	13,419
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.038%	7/15/45	7,520	7,916
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	12,950	13,925
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	15,901	17,575
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.800%	2/15/47	13,200	13,909
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.800%	2/15/47	5,850	5,707
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	6,579
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	6,700
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	2,522	2,803
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	2,500	2,781
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	6,430	7,036
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	4,641
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	6,348
[4,6,7]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	9,405	9,620
[4,7]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	6,430	6,574
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	8,671	8,939
[4,7]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	44,340	44,395
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	1.877%	4/25/34	119	111
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	24,820	24,839
[4]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	13,030	13,054
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2019-1	2.040%	1/15/26	17,090	17,506
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	2.444%	7/25/33	224	244
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	1.661%	2/25/33	462	441
[4,7]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	6,680	6,850
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	5,271	5,310
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	3,580	3,823
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	6,400	6,784
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	8,093	8,397
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	32,330	34,347

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	9,280	9,993
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	19,960	21,514
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	4,356	4,437
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.080%	7/15/46	28,493	30,038
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.154%	8/15/46	24,216	25,340
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	3,830	4,080
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	8,300	8,882
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	6,400	6,575
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	4,025	4,165
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	11,920	12,848
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	13,400	14,574
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	23,220	25,059
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	37,941	40,662
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	18,458	20,241
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	9,789	10,607
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	28,249	31,686
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,768
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	16,600	17,844
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	21,398	23,082
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	16,794	18,123
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	8,498	9,358
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,940	3,025
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	17,500	18,820
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	9,540	10,259
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	7,460	8,030
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.334%	6/15/47	22,920	23,836
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.080%	7/15/46	3,372	2,970
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.899%	4/15/47	1,895	1,972
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.767%	6/15/47	12,300	12,275
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.733%	5/15/49	2,210	2,351
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	6,765	7,576
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	5,420	5,916
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	15,955	17,151
[4,7]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	15,360	16,393

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	41,942	46,425
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	11,960	13,024
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	5,621	6,033
[4]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	2,500	2,520
[4,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.582%	12/15/48	5,740	5,632
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	2.041%	6/25/36	2,386	2,230
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	34,485	33,489
[4,7]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	8,405	8,625
[4,7]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	8,796	9,108
[4,7]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	30,405	32,043
[4,6,7]	Navient Student Loan Trust Class A2 Series 2016-2A, 1M USD LIBOR + 1.050%	1.139%	6/25/65	416	416
[4,6,7]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	0.839%	3/25/66	17,818	17,870
[4,7]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	16,052	16,890
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	10,430	10,690
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	7,290	7,563
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	20,100	20,760
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,360	7,820
[4,6,7]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.971%	1/16/60	5,831	5,845
[4,6,7]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.084%	6/20/60	3,028	3,028
[4,6,7]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.039%	8/18/60	2,460	2,459
[4,7]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	7,720	7,837
[4,6,7]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.039%	11/25/65	12,936	13,083
[4,6,7]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	7,460	7,477
[4,6,7]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.950%	4/10/50	1,523	1,521
[4,6,7]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	0.900%	11/10/49	6,180	6,191
[4,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.583%	9/25/36	2,424	1,895
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	4.442%	8/25/36	6,841	6,174
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	18,750	18,951
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	11,550	11,644
[4]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	13,940	13,950
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	40,568	41,373
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	21,750	22,355
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	35,530	36,225
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	25,830	26,461
[4]	Santander Drive Auto Receivables Trust Class D Series 2021-1	1.130%	11/16/26	17,230	17,303
[4,7]	Santander Retail Auto Lease Trust Class A3 Series 2020-A	1.740%	7/20/23	44,500	45,112
[4,7]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	36,430	36,447
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	11,250	11,462
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	8,960	8,792
[4,7]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	9,190	9,251
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	15,340	15,759
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	17,807
[4,7]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	14,530	14,524
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	2,593	2,612
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	6,450	6,524
[4,7]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	3,970	3,981
[4,7]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	5,430	5,569
[4,7]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	11,596	12,035
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	15,651	16,661
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	18,599	19,543
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.039%	1/25/39	757	759

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.689%	7/25/40	406	406
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	1,206	1,219
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	2,077	2,108
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	532	540
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	6,498	6,619
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	8,957	9,094
[4,7]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	1,449	1,464
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	3,679	3,717
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	5,035	5,122
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	5,946	6,082
[4,7]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	9,801	9,825
[4]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	13,000	13,372
[4,7]	Taco Bell Funding LLC Class A2II Series 2016-1A	4.377%	5/25/46	8,212	8,213
[4,7]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	3,620	3,646
[4,7]	Tesla Auto Lease Trust Class C Series 2018-B	4.360%	10/20/21	10,340	10,377
[4,7]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	3,000	3,045
[4,7]	Tidewater Auto Receivables Trust Class C Series 2018-AA	3.840%	11/15/24	2,421	2,430
[4,7]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	2,059	2,076
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	24,260	25,723
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	2,640	2,788
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	17,410	17,793
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	40,160	40,269
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	5/15/24	4,880	5,052
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	9,410	9,692
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	29,200	29,999
[4,7]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	29,300	29,306
[4,7]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	6,310	6,323
[4,7]	Trafigura Securitisation Finance plc Class A2 Series 2018-1A	3.730%	3/15/22	49,490	49,686
[4,7]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	21,060	21,887
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	6,215
[4]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	1,250	1,272
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	5,849	6,469
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	25,038	24,997
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	7,560	7,828
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	2,304	2,383
[4]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	48,170	48,260
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	22,770	22,806
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	12,360	12,407
[4]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,635	17,119
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	18,050	18,125
[4]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	12,480	12,548
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-1	3.150%	7/22/24	6,970	7,049
[4,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	2.755%	9/25/33	412	409
[4,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	2.558%	1/25/33	67	67
[4,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	2.378%	8/25/33	283	292
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	20,694	22,442
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	8,255	8,816
[4,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	4,716	4,980
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	29,418	30,916
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	31,072	34,063
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	20,610	22,678
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	23,212	25,732
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	6,936	7,572
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	6,216
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,790
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,769
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,982

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	3,587
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	33,030	35,541
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	31,300	33,804
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	1,650	1,696
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.308%	7/15/46	4,906	5,130
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	7,400
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	17,222	18,910
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	8,550	9,458
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	7,894	8,931
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	6,267
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	4,896
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.557%	9/15/58	14,300	14,966
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	5,973	6,305
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.774%	10/25/36	3,158	2,962
[4,6,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	35,485	37,499
[4,6]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	14,980	15,860
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	9,770	10,407
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	19,900	21,169
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	1,564	1,662
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	11,291	12,155
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	2,586	2,740
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	14,650	15,699
[4,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	8,730	9,410
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	23,553	25,433
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	22,461	24,277
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	10,000	10,803
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	10,655	11,614
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	17,438	18,825
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	37,269	40,135
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,860	2,940
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,230	2,314
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	7,522
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.864%	12/15/46	5,775	6,105
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	10,824
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	4,381
[4]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	22,520	22,494
[4]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	3,660	3,798
[4]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	6,060	6,299
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-B	0.690%	6/15/27	5,920	5,934
[4]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	8,670	8,798
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	5,210	5,398
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	4,350	4,413
[4]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	8,950	8,950
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	4,360	4,369
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	3,900	3,931
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	4,270	4,279
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	25,540	25,577
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2021-A	0.500%	11/16/26	11,150	11,173
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,227,520)					6,424,430
Corporate Bonds (76.1%)
Communications (5.5%)
	AT&T Inc.	0.000%	11/16/21	43,730	43,707
	AT&T Inc.	0.436%	12/14/21	132,250	132,160
	AT&T Inc.	0.406%	12/16/21	169,800	169,683
	AT&T Inc.	3.000%	6/30/22	28,769	29,347
	AT&T Inc.	2.625%	12/1/22	9,800	10,047
	AT&T Inc.	4.050%	12/15/23	3,985	4,316
	AT&T Inc.	0.900%	3/25/24	291,305	292,078
	AT&T Inc.	4.450%	4/1/24	2,710	2,957

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.950%	1/15/25	9,750	10,776
	AT&T Inc.	3.400%	5/15/25	24,729	26,974
	AT&T Inc.	3.600%	7/15/25	1,690	1,858
	AT&T Inc.	1.700%	3/25/26	211,870	215,120
[8]	Booking Holdings Inc.	0.100%	3/8/25	23,876	28,574
	Booking Holdings Inc.	3.600%	6/1/26	16,000	17,804
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	251,829	259,866
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	80,277	87,315
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	209,067	237,166
[7]	Cogent Communications Group Inc.	3.500%	5/1/26	3,085	3,176
	Comcast Corp.	3.600%	3/1/24	820	886
	Comcast Corp.	3.700%	4/15/24	70,261	76,101
	Comcast Corp.	3.375%	2/15/25	23,821	25,869
	Comcast Corp.	3.375%	8/15/25	95,599	104,509
	Comcast Corp.	3.950%	10/15/25	76,819	86,158
	Comcast Corp.	3.150%	3/1/26	52,555	57,357
[7]	Cox Communications Inc.	3.150%	8/15/24	9,327	9,958
	CSC Holdings LLC	6.750%	11/15/21	4,888	4,962
[7]	CSC Holdings LLC	5.375%	2/1/28	4,745	5,020
[7]	CSC Holdings LLC	7.500%	4/1/28	1,100	1,201
[7]	CSC Holdings LLC	6.500%	2/1/29	3,000	3,316
[7]	CSC Holdings LLC	4.625%	12/1/30	4,395	4,327
[7]	Deutsche Telekom International Finance BV	2.485%	9/19/23	15,700	16,310
[7]	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	8/15/27	740	766
	Discovery Communications LLC	2.950%	3/20/23	55,062	57,142
	Discovery Communications LLC	3.800%	3/13/24	63,424	68,118
	Discovery Communications LLC	3.900%	11/15/24	28,005	30,409
	Discovery Communications LLC	3.450%	3/15/25	5,993	6,461
	Discovery Communications LLC	3.950%	6/15/25	3,180	3,503
	Discovery Communications LLC	4.900%	3/11/26	38,190	43,780
	Expedia Group Inc.	3.600%	12/15/23	4,840	5,140
[7]	Expedia Group Inc.	6.250%	5/1/25	2,920	3,405
	Expedia Group Inc.	5.000%	2/15/26	2,700	3,074
	Fox Corp.	3.666%	1/25/22	45,434	46,169
	Fox Corp.	4.030%	1/25/24	46,216	49,985
	Fox Corp.	3.050%	4/7/25	61,451	65,983
[7]	Frontier Communications Holdings LLC	5.875%	10/15/27	988	1,059
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	5,208	5,390
[7]	Frontier Communications Holdings LLC	6.750%	5/1/29	1,855	1,989
[9]	Global Switch Holdings Ltd.	4.375%	12/13/22	19,190	27,948
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,672	7,259
	Lamar Media Corp.	3.750%	2/15/28	1,335	1,360
	Level 3 Financing Inc.	5.250%	3/15/26	1,523	1,572
[7]	Level 3 Financing Inc.	4.625%	9/15/27	2,760	2,869
[7]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	1,518
[7]	Level 3 Financing Inc.	3.625%	1/15/29	2,350	2,286
[7]	Netflix Inc.	3.625%	6/15/25	11,303	12,144
	Netflix Inc.	4.875%	4/15/28	7,265	8,492
	Netflix Inc.	5.875%	11/15/28	354	440
[7]	Nexstar Media Inc.	5.625%	7/15/27	3,875	4,097
[7]	Nexstar Media Inc.	4.750%	11/1/28	2,898	2,992
[7]	NTT Finance Corp.	0.583%	3/1/24	45,780	45,807
[7]	NTT Finance Corp.	1.162%	4/3/26	87,855	88,171
[7]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	1,830	1,961
	Qwest Corp.	6.750%	12/1/21	33,857	34,493
	Rogers Communications Inc.	3.000%	3/15/23	1,180	1,221
[7]	Scripps Escrow II Inc.	3.875%	1/15/29	1,058	1,058
[7]	Sirius XM Radio Inc.	4.625%	7/15/24	7,470	7,667

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	700	733
[7]	Sirius XM Radio Inc.	4.000%	7/15/28	825	851
[7]	Sky Ltd.	3.125%	11/26/22	45,710	47,381
[7]	Sky Ltd.	3.750%	9/16/24	48,460	52,993
[8]	Sky Ltd.	2.500%	9/15/26	22,015	29,530
	Sprint Corp.	7.125%	6/15/24	10,496	12,070
	Sprint Corp.	7.625%	3/1/26	3,640	4,445
[7]	Tegna Inc.	4.750%	3/15/26	3,755	3,996
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	9,816
	T-Mobile USA Inc.	3.500%	4/15/25	266,502	289,447
	T-Mobile USA Inc.	4.500%	2/1/26	9,536	9,764
	T-Mobile USA Inc.	1.500%	2/15/26	38,600	39,063
	T-Mobile USA Inc.	2.250%	2/15/26	9,980	10,101
[7]	T-Mobile USA Inc.	2.250%	2/15/26	4,855	4,908
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	6,200	6,367
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	55	60
[7]	Twitter Inc.	3.875%	12/15/27	1,786	1,912
	VeriSign Inc.	5.250%	4/1/25	28,080	31,938
[10]	Verizon Communications Inc.	3.500%	2/17/23	13,960	10,691
	Verizon Communications Inc.	4.150%	3/15/24	10,600	11,513
	Verizon Communications Inc.	0.750%	3/22/24	91,475	91,891
	Verizon Communications Inc.	3.500%	11/1/24	19,300	20,914
	Verizon Communications Inc.	3.376%	2/15/25	50,112	54,543
	Verizon Communications Inc.	0.850%	11/20/25	124,840	124,156
	Verizon Communications Inc.	1.450%	3/20/26	117,805	119,551
	Verizon Communications Inc.	1.680%	10/30/30	4,509	4,369
[6,10]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.259%	2/17/23	33,310	24,663
	ViacomCBS Inc.	3.875%	4/1/24	50,818	54,609
	ViacomCBS Inc.	3.500%	1/15/25	10,700	11,527
	ViacomCBS Inc.	4.750%	5/15/25	154,386	174,940
	Vodafone Group plc	3.750%	1/16/24	161,276	174,272
	Vodafone Group plc	4.125%	5/30/25	22,338	24,967
[6,10]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.074%	12/13/22	4,360	3,212
	Walt Disney Co.	0.283%	9/15/21	9,700	9,697
	Walt Disney Co.	0.283%	10/1/21	9,700	9,695
	Walt Disney Co.	1.750%	8/30/24	108,787	112,659
	Walt Disney Co.	3.700%	9/15/24	5,090	5,533
	Walt Disney Co.	3.350%	3/24/25	67,423	73,529
	Walt Disney Co.	1.750%	1/13/26	51,805	53,521
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	4,140	4,122
[7]	Zayo Group Holdings Inc.	6.125%	3/1/28	1,547	1,574
					4,346,149
Consumer Discretionary (5.1%)
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,610	2,632
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	2,820	2,864
	Amazon.com Inc.	0.450%	5/12/24	8,335	8,341
	Amazon.com Inc.	5.200%	12/3/25	12,340	14,499
	Amazon.com Inc.	1.000%	5/12/26	39,000	39,307
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,590	2,658
	American Honda Finance Corp.	2.050%	1/10/23	9,900	10,159
	American Honda Finance Corp.	1.950%	5/10/23	66,050	67,920
	American Honda Finance Corp.	0.875%	7/7/23	70,100	70,824
	American Honda Finance Corp.	0.650%	9/8/23	7,500	7,541
	American Honda Finance Corp.	3.625%	10/10/23	112,000	119,869
	American Honda Finance Corp.	2.900%	2/16/24	7,400	7,840
	American Honda Finance Corp.	2.400%	6/27/24	33,500	35,244
	American Honda Finance Corp.	0.550%	7/12/24	155,100	154,787
	American Honda Finance Corp.	2.150%	9/10/24	43,628	45,629
[8]	American Honda Finance Corp.	1.950%	10/18/24	14,575	18,504
	American Honda Finance Corp.	1.200%	7/8/25	47,476	48,083
	Asbury Automotive Group Inc.	4.500%	3/1/28	7,269	7,562

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asbury Automotive Group Inc.	4.750%	3/1/30	615	654
	AutoZone Inc.	2.875%	1/15/23	2,584	2,658
	AutoZone Inc.	3.625%	4/15/25	50,197	54,989
[7]	BMW U.S. Capital LLC	0.800%	4/1/24	20,000	20,139
	BorgWarner Inc.	3.375%	3/15/25	11,300	12,248
[7]	Boyd Gaming Corp.	8.625%	6/1/25	6,078	6,646
[7]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,553
[7]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	602	632
[7]	Carnival Corp.	11.500%	4/1/23	426	480
[7]	Carnival Corp.	4.000%	8/1/28	3,690	3,681
[7]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	9,970	10,354
[7]	Churchill Downs Inc.	5.500%	4/1/27	6,559	6,825
[7]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,942
[7]	Clarios Global LP	6.750%	5/15/25	2,269	2,410
[7]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	1,620	1,715
[7]	Daimler Finance North America LLC	1.750%	3/10/23	8,000	8,160
[7]	Daimler Finance North America LLC	3.650%	2/22/24	26,000	27,931
[7]	Daimler Finance North America LLC	0.750%	3/1/24	122,615	122,954
[7]	Daimler Finance North America LLC	2.700%	6/14/24	38,000	40,078
	DR Horton Inc.	2.600%	10/15/25	35,654	37,731
	DR Horton Inc.	1.300%	10/15/26	24,280	24,308
	eBay Inc.	1.400%	5/10/26	29,500	29,854
[7]	ERAC USA Finance LLC	2.700%	11/1/23	54,880	57,308
[7]	ERAC USA Finance LLC	3.850%	11/15/24	33,134	36,128
[7]	ERAC USA Finance LLC	3.800%	11/1/25	8,875	9,840
[7]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	3,257
	Ford Motor Co.	8.500%	4/21/23	3,604	4,003
	Ford Motor Credit Co. LLC	3.087%	1/9/23	5,500	5,612
	Ford Motor Credit Co. LLC	5.125%	6/16/25	2,745	3,024
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,195	1,279
	Ford Motor Credit Co. LLC	3.375%	11/13/25	15,400	16,088
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5,923	6,346
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,763	1,856
	General Motors Co.	4.875%	10/2/23	32,904	35,749
	General Motors Co.	5.400%	10/2/23	55,240	60,588
	General Motors Co.	6.125%	10/1/25	98,477	116,697
	General Motors Financial Co. Inc.	4.375%	9/25/21	59,030	59,375
	General Motors Financial Co. Inc.	4.200%	11/6/21	13,800	13,938
	General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	16,159
	General Motors Financial Co. Inc.	3.150%	6/30/22	3,900	3,986
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	20,221
	General Motors Financial Co. Inc.	5.200%	3/20/23	108,150	115,984
	General Motors Financial Co. Inc.	4.250%	5/15/23	36,300	38,528
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,834
	General Motors Financial Co. Inc.	5.100%	1/17/24	45,250	49,768
	General Motors Financial Co. Inc.	3.950%	4/13/24	24,350	26,204
	General Motors Financial Co. Inc.	3.500%	11/7/24	52,385	56,291
	General Motors Financial Co. Inc.	4.000%	1/15/25	4,900	5,348
	General Motors Financial Co. Inc.	2.900%	2/26/25	32,344	34,303
	General Motors Financial Co. Inc.	4.350%	4/9/25	54,475	60,362
	General Motors Financial Co. Inc.	2.750%	6/20/25	22,453	23,749
	General Motors Financial Co. Inc.	4.300%	7/13/25	6,000	6,653
	General Motors Financial Co. Inc.	1.250%	1/8/26	99,300	99,195
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	1,890	2,092
[7]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	28,944	29,367
[7]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	15,522
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	3,183	3,333
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	860	927
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	2,935	2,976
[7]	International Game Technology plc	4.125%	4/15/26	1,855	1,932

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	International Game Technology plc	6.250%	1/15/27	540	613
	Lennar Corp.	5.375%	10/1/22	7,465	7,878
	Lennar Corp.	4.875%	12/15/23	10,500	11,405
	Lennar Corp.	4.500%	4/30/24	5,650	6,152
	Lennar Corp.	5.875%	11/15/24	19,700	22,348
	Lennar Corp.	4.750%	5/30/25	22,084	24,824
	Lennar Corp.	5.250%	6/1/26	14,995	17,417
[7]	Lithia Motors Inc.	5.250%	8/1/25	3,387	3,476
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	8,850	9,799
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,647	1,651
	Lowe's Cos. Inc.	3.125%	9/15/24	7,405	7,936
	Marriott International Inc.	5.750%	5/1/25	41,775	48,229
	Marriott International Inc.	3.750%	10/1/25	15,325	16,679
	Marriott International Inc.	3.125%	6/15/26	6,390	6,842
	McDonald's Corp.	3.350%	4/1/23	6,300	6,594
	McDonald's Corp.	3.375%	5/26/25	11,755	12,792
	McDonald's Corp.	3.300%	7/1/25	50,201	54,664
	McDonald's Corp.	1.450%	9/1/25	24,300	24,865
	McDonald's Corp.	3.700%	1/30/26	7,000	7,800
[7]	Meritage Homes Corp.	3.875%	4/15/29	1,775	1,874
[7]	Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	11,985
[7]	Nissan Motor Acceptance Corp.	3.650%	9/21/21	17,140	17,208
[7]	Nissan Motor Acceptance Corp.	1.050%	3/8/24	51,000	51,017
[7]	Nissan Motor Acceptance Corp.	2.000%	3/9/26	37,000	37,622
[7]	Nissan Motor Co. Ltd.	3.043%	9/15/23	105,000	109,515
[7]	Nissan Motor Co. Ltd.	3.522%	9/17/25	108,300	116,174
[7]	Penn National Gaming Inc.	5.625%	1/15/27	1,225	1,269
	PulteGroup Inc.	5.500%	3/1/26	2,323	2,721
	PulteGroup Inc.	5.000%	1/15/27	1,310	1,537
	Ralph Lauren Corp.	1.700%	6/15/22	5,930	6,003
	Ross Stores Inc.	0.875%	4/15/26	43,000	42,476
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	592	672
[7]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	596	649
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	1,185	1,356
	TJX Cos. Inc.	2.250%	9/15/26	2,011	2,129
	Toll Brothers Finance Corp.	4.875%	11/15/25	4,860	5,444
	Toll Brothers Finance Corp.	4.875%	3/15/27	4,860	5,518
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,490	2,765
	Toyota Motor Credit Corp.	2.700%	1/11/23	7,080	7,328
	Toyota Motor Credit Corp.	2.900%	3/30/23	93,300	97,366
	Toyota Motor Credit Corp.	0.400%	4/6/23	63,140	63,247
	Toyota Motor Credit Corp.	0.500%	8/14/23	27,045	27,151
	Toyota Motor Credit Corp.	1.350%	8/25/23	72,000	73,406
	Toyota Motor Credit Corp.	3.450%	9/20/23	97,255	103,626
	Toyota Motor Credit Corp.	0.450%	1/11/24	52,350	52,349
	Toyota Motor Credit Corp.	2.900%	4/17/24	2,130	2,264
	Toyota Motor Credit Corp.	1.800%	2/13/25	66	68
	Toyota Motor Credit Corp.	3.000%	4/1/25	39,050	42,118
	Toyota Motor Credit Corp.	0.800%	10/16/25	73,500	73,151
[8]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	12,145	14,706
	Tri Pointe Homes Inc.	5.700%	6/15/28	3,005	3,327
[7]	Vail Resorts Inc.	6.250%	5/15/25	7,353	7,813
[8]	Volkswagen Bank GmbH	0.750%	6/15/23	14,510	17,509
[8]	Volkswagen Financial Services AG	2.500%	4/6/23	29,070	36,043
[8]	Volkswagen Financial Services AG	0.875%	4/12/23	14,500	17,510
[10]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	22,620	17,230
[7]	Volkswagen Group of America Finance LLC	2.500%	9/24/21	19,100	19,161
[7]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	63,563	64,220
[7]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	37,000	37,725
[7]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	75,020	76,988
[7]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	48,000	48,182

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	36,400	37,993
[7]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	17,700	19,089
[7]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	104,315	104,801
[7]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,870
[7]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	89,250	89,462
[8]	Volkswagen Leasing GmbH	1.375%	1/20/25	27,139	33,811
[7]	William Carter Co.	5.500%	5/15/25	3,706	3,902
[7]	Williams Scotsman International Inc.	4.625%	8/15/28	2,530	2,615
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,206	2,277
					4,045,233
Consumer Staples (3.3%)
[7]	7-Eleven Inc.	0.625%	2/10/23	30,650	30,668
[7]	7-Eleven Inc.	0.800%	2/10/24	98,000	97,994
[7]	7-Eleven Inc.	0.950%	2/10/26	56,300	55,731
[8]	Altria Group Inc.	1.000%	2/15/23	29,015	34,961
	Altria Group Inc.	2.350%	5/6/25	58,739	61,495
[8]	Altria Group Inc.	1.700%	6/15/25	9,705	12,162
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	28,500	31,627
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	29,421	32,565
	BAT Capital Corp.	3.222%	8/15/24	67,044	71,205
[9]	BAT Capital Corp.	2.125%	8/15/25	9,705	13,865
	BAT Capital Corp.	3.215%	9/6/26	6,000	6,428
	BAT Capital Corp.	4.700%	4/2/27	10,000	11,382
[7]	BAT International Finance plc	3.950%	6/15/25	75,200	82,555
	BAT International Finance plc	1.668%	3/25/26	68,450	69,030
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	6,310	6,417
	Campbell Soup Co.	3.650%	3/15/23	47,173	49,465
	Campbell Soup Co.	3.950%	3/15/25	20,300	22,409
[8]	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	14,550	17,665
[7]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	16,000	15,993
	Conagra Brands Inc.	4.300%	5/1/24	10,000	10,959
	Conagra Brands Inc.	4.600%	11/1/25	6,400	7,289
	Constellation Brands Inc.	2.650%	11/7/22	33,800	34,711
	Constellation Brands Inc.	3.200%	2/15/23	11,450	11,904
	Constellation Brands Inc.	4.250%	5/1/23	78,574	83,586
	Constellation Brands Inc.	4.750%	11/15/24	11,550	12,975
	Constellation Brands Inc.	4.400%	11/15/25	34,588	39,165
	Constellation Brands Inc.	4.750%	12/1/25	4,000	4,618
	Dollar General Corp.	3.250%	4/15/23	15,626	16,261
	Dollar Tree Inc.	3.700%	5/15/23	25,270	26,638
	General Mills Inc.	2.600%	10/12/22	27,900	28,592
	General Mills Inc.	3.700%	10/17/23	12,000	12,811
	Grupo Bimbo SAB de CV	4.500%	1/25/22	3,128	3,185
[7]	Grupo Bimbo SAB de CV	4.500%	1/25/22	2,781	2,833
	Hershey Co.	0.900%	6/1/25	8,900	8,970
	Hormel Foods Corp.	0.650%	6/3/24	26,600	26,689
	JM Smucker Co.	3.500%	3/15/25	15,800	17,246
	Kellogg Co.	2.650%	12/1/23	8,000	8,390
	Keurig Dr Pepper Inc.	4.057%	5/25/23	51,829	55,152
	Keurig Dr Pepper Inc.	3.130%	12/15/23	15,320	16,229
	Keurig Dr Pepper Inc.	0.750%	3/15/24	44,000	44,057
	Keurig Dr Pepper Inc.	4.417%	5/25/25	48,900	55,071
	Kimberly-Clark Corp.	3.050%	8/15/25	4,800	5,225
	Kraft Heinz Foods Co.	3.875%	5/15/27	20,427	22,616
	Kroger Co.	3.400%	4/15/22	16,260	16,485
	Kroger Co.	2.800%	8/1/22	35,058	35,851
	Kroger Co.	3.850%	8/1/23	3,400	3,602
	Kroger Co.	4.000%	2/1/24	20,700	22,287
	Kroger Co.	3.500%	2/1/26	27,000	29,825
[7]	Lamb Weston Holdings Inc.	4.625%	11/1/24	7,283	7,484
[7]	Lamb Weston Holdings Inc.	4.875%	11/1/26	1,925	1,985

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,210	2,457
	McCormick & Co. Inc.	2.700%	8/15/22	5,900	6,034
	McCormick & Co. Inc.	3.150%	8/15/24	10,250	10,957
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	5,532
[7]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	98,580	103,145
	Mondelez International Inc.	0.625%	7/1/22	42,500	42,661
	Mondelez International Inc.	1.500%	5/4/25	61,425	62,712
[7]	Nestle Holdings Inc.	3.500%	9/24/25	14,500	16,038
[8]	PepsiCo Inc.	0.250%	5/6/24	15,180	18,338
	PepsiCo Inc.	2.250%	3/19/25	6,935	7,312
[7]	Performance Food Group Inc.	6.875%	5/1/25	997	1,061
[7]	Performance Food Group Inc.	5.500%	10/15/27	4,340	4,523
[7]	Pernod Ricard SA	4.250%	7/15/22	18,900	19,597
	Philip Morris International Inc.	2.625%	3/6/23	3,350	3,479
	Philip Morris International Inc.	1.125%	5/1/23	12,850	13,031
	Philip Morris International Inc.	2.875%	5/1/24	9,000	9,555
	Philip Morris International Inc.	1.500%	5/1/25	35,300	36,116
	Philip Morris International Inc.	2.750%	2/25/26	15,557	16,704
[8]	Philip Morris International Inc.	2.875%	3/3/26	16,600	22,275
	Philip Morris International Inc.	0.875%	5/1/26	34,000	33,802
[7]	Post Holdings Inc.	5.750%	3/1/27	700	729
[7]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	122,848	124,986
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	170,933	180,499
	Reynolds American Inc.	4.450%	6/12/25	147,838	164,267
	Sysco Corp.	2.600%	6/12/22	11,585	11,812
	Sysco Corp.	5.650%	4/1/25	35,600	41,258
	Tyson Foods Inc.	4.500%	6/15/22	13,769	14,118
	Tyson Foods Inc.	3.900%	9/28/23	20,328	21,772
	Tyson Foods Inc.	3.950%	8/15/24	88,199	95,988
	Tyson Foods Inc.	4.000%	3/1/26	46,638	52,336
	Unilever Capital Corp.	2.600%	5/5/24	37,430	39,509
[7]	Viterra Finance BV	2.000%	4/21/26	19,750	20,014
	Walmart Inc.	3.050%	7/8/26	414	456
					2,599,381
Energy (7.6%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	57,814	59,633
	BP Capital Markets America Inc.	2.750%	5/10/23	71,181	74,157
	BP Capital Markets America Inc.	3.216%	11/28/23	52,995	56,186
	BP Capital Markets America Inc.	3.790%	2/6/24	63,231	68,166
	BP Capital Markets America Inc.	3.224%	4/14/24	48,592	51,883
	BP Capital Markets America Inc.	3.194%	4/6/25	40,652	43,861
	BP Capital Markets America Inc.	3.796%	9/21/25	40,135	44,576
	BP Capital Markets America Inc.	3.119%	5/4/26	63,745	69,477
	BP Capital Markets plc	2.500%	11/6/22	8,655	8,904
	BP Capital Markets plc	3.814%	2/10/24	35,810	38,668
	BP Capital Markets plc	3.535%	11/4/24	16,530	17,996
	BP Capital Markets plc	3.506%	3/17/25	10,360	11,343
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,344
	Canadian Natural Resources Ltd.	2.950%	1/15/23	50,064	51,783
	Canadian Natural Resources Ltd.	3.800%	4/15/24	17,956	19,264
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,780	13,962
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,252	18,872
	Cenovus Energy Inc.	3.950%	4/15/22	1,410	1,431
	Cenovus Energy Inc.	3.000%	8/15/22	7,465	7,610
	Cenovus Energy Inc.	4.000%	4/15/24	9,800	10,505
	Cenovus Energy Inc.	5.375%	7/15/25	107,255	122,397
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	131,309	149,963
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	146,738	167,723
	Cheniere Energy Inc.	4.625%	10/15/28	3,665	3,871
	Chevron Corp.	1.554%	5/11/25	85,696	88,195
	Chevron USA Inc.	3.900%	11/15/24	15,800	17,358

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chevron USA Inc.	0.687%	8/12/25	39,870	39,725
	Cimarex Energy Co.	4.375%	6/1/24	21,605	23,465
	CNPC General Capital Ltd.	3.950%	4/19/22	2,147	2,197
[7]	CNX Resources Corp.	7.250%	3/14/27	4,850	5,169
	ConocoPhillips Co.	2.400%	12/15/22	14,637	14,974
	ConocoPhillips Co.	4.950%	3/15/26	61,485	71,644
[7]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	2,820	2,891
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	2,049
[7]	Devon Energy Corp.	5.250%	9/15/24	69,358	77,181
	Diamondback Energy Inc.	0.900%	3/24/23	20,915	20,907
	Diamondback Energy Inc.	2.875%	12/1/24	73,207	77,048
	Diamondback Energy Inc.	4.750%	5/31/25	16,395	18,387
	Diamondback Energy Inc.	3.250%	12/1/26	25,020	26,986
[7]	DT Midstream Inc.	4.125%	6/15/29	3,795	3,892
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	6,378	6,901
	Ecopetrol SA	5.875%	9/18/23	25,280	27,232
	Ecopetrol SA	4.125%	1/16/25	2,910	3,049
	Ecopetrol SA	5.375%	6/26/26	13,899	15,232
	Empresa Nacional del Petroleo	4.375%	10/30/24	22,304	24,155
	Empresa Nacional del Petroleo	3.750%	8/5/26	9,594	10,112
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	6,016
	Enable Midstream Partners LP	3.900%	5/15/24	6,970	7,437
	Enbridge Energy Partners LP	5.875%	10/15/25	10,441	12,344
	Enbridge Inc.	2.900%	7/15/22	12,898	13,183
	Enbridge Inc.	4.000%	10/1/23	32,750	34,933
	Enbridge Inc.	3.500%	6/10/24	25,732	27,626
	Enbridge Inc.	2.500%	1/15/25	33,290	35,031
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	1,196	1,265
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.500%	1/30/26	1,668	1,718
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	1,179	1,238
	Energy Transfer LP	5.200%	2/1/22	41,415	41,889
	Energy Transfer LP	3.450%	1/15/23	16,340	16,864
	Energy Transfer LP	3.600%	2/1/23	2,916	3,019
	Energy Transfer LP	4.250%	3/15/23	39,423	41,285
	Energy Transfer LP	4.200%	9/15/23	42,572	45,422
	Energy Transfer LP	5.875%	1/15/24	33,215	36,701
	Energy Transfer LP	4.900%	2/1/24	40,324	43,783
	Energy Transfer LP	4.250%	4/1/24	43,668	46,980
	Energy Transfer LP	4.500%	4/15/24	40,986	44,594
	Energy Transfer LP	4.050%	3/15/25	41,524	45,146
	Energy Transfer LP	2.900%	5/15/25	21,640	22,830
	Energy Transfer LP	4.750%	1/15/26	3,155	3,560
	Energy Transfer LP / Regency Energy Finance Corp.	5.875%	3/1/22	83,408	84,854
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	85,463	88,787
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	89,002	95,238
[7]	Eni SPA	4.000%	9/12/23	77,305	82,499
[7]	EnLink Midstream LLC	5.625%	1/15/28	865	916
	EnLink Midstream Partners LP	4.850%	7/15/26	2,915	3,045
	Enterprise Products Operating LLC	3.900%	2/15/24	28,502	30,635
	Enterprise Products Operating LLC	3.700%	2/15/26	31,438	34,946
	EOG Resources Inc.	2.625%	3/15/23	12,711	13,115
	EOG Resources Inc.	3.150%	4/1/25	29,057	31,391
[7]	EQM Midstream Partners LP	6.000%	7/1/25	2,905	3,161
	EQT Corp.	3.000%	10/1/22	1,116	1,131
[7]	EQT Corp.	3.125%	5/15/26	1,670	1,718
	EQT Corp.	5.000%	1/15/29	3,660	4,136
	Equinor ASA	3.150%	1/23/22	2,000	2,028
[8]	Exxon Mobil Corp.	0.142%	6/26/24	29,015	34,825
	Exxon Mobil Corp.	2.709%	3/6/25	7,378	7,849
	Exxon Mobil Corp.	2.992%	3/19/25	80,438	86,429
	Exxon Mobil Corp.	2.275%	8/16/26	29,538	31,314

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	9,480	9,797
[8]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	2,600	3,252
[8]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	15,630	19,485
[8]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	3,400	4,188
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,958
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	2,095	2,142
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	3,680
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,695	3,776
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	77,198	79,480
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	32,549	33,781
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,068	10,605
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,015	11,875
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	16,684	18,159
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,640
	Kinder Morgan Inc.	3.150%	1/15/23	88,311	91,631
[7]	Kinder Morgan Inc.	5.625%	11/15/23	24,815	27,250
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	28,808
	Marathon Petroleum Corp.	4.500%	5/1/23	80,322	85,412
	Marathon Petroleum Corp.	4.750%	12/15/23	52,092	56,652
	Marathon Petroleum Corp.	3.625%	9/15/24	31,830	34,276
	Marathon Petroleum Corp.	4.700%	5/1/25	67,262	75,825
[7]	MEG Energy Corp.	6.500%	1/15/25	10,517	10,859
[7]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	67,868	68,920
	MPLX LP	3.500%	12/1/22	41,490	43,036
	MPLX LP	3.375%	3/15/23	15,115	15,766
	MPLX LP	4.875%	12/1/24	29,939	33,453
	MPLX LP	4.875%	6/1/25	20,170	22,829
	MPLX LP	1.750%	3/1/26	75,831	76,950
	Nustar Logistics LP	5.750%	10/1/25	4,110	4,493
	Occidental Petroleum Corp.	5.500%	12/1/25	2,665	2,932
	Occidental Petroleum Corp.	3.400%	4/15/26	1,110	1,122
	Occidental Petroleum Corp.	3.200%	8/15/26	4,463	4,448
	ONEOK Inc.	2.750%	9/1/24	43,924	46,197
	ONEOK Inc.	2.200%	9/15/25	25,076	25,866
	ONEOK Inc.	5.850%	1/15/26	6,200	7,345
	ONEOK Partners LP	3.375%	10/1/22	6,951	7,131
	ONEOK Partners LP	5.000%	9/15/23	26,043	28,075
	ONEOK Partners LP	4.900%	3/15/25	9,680	10,851
	Ovintiv Exploration Inc.	5.625%	7/1/24	8,776	9,709
	Ovintiv Inc.	3.900%	11/15/21	4,860	4,863
	Pertamina Persero PT	4.875%	5/3/22	31,389	32,376
	Pertamina Persero PT	4.300%	5/20/23	50,622	53,663
	Petronas Capital Ltd.	3.125%	3/18/22	12,520	12,725
	Petronas Capital Ltd.	7.875%	5/22/22	10,234	10,837
[7]	Petronas Capital Ltd.	3.500%	4/21/30	5,835	6,400
	Phillips 66	3.700%	4/6/23	23,599	24,846
	Phillips 66	0.900%	2/15/24	24,185	24,201
	Phillips 66	3.850%	4/9/25	18,475	20,292
	Phillips 66	1.300%	2/15/26	31,403	31,501
	Phillips 66 Partners LP	3.605%	2/15/25	18,938	20,474
	Pioneer Natural Resources Co.	0.550%	5/15/23	30,000	30,034
	Pioneer Natural Resources Co.	0.750%	1/15/24	29,110	29,117
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	30,954
	Pioneer Natural Resources Co.	4.450%	1/15/26	39,765	44,991
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	18,518	19,569
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	30,937	33,070
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	69,905	78,323
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	6,300	7,115
[7]	Rattler Midstream LP	5.625%	7/15/25	1,053	1,100
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	24,103	24,605
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	83,467	89,404

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	60,549	67,811
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	97,746	111,929
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	61,066	72,626
[7]	SAGlobal Sukuk Ltd.	0.946%	6/17/24	34,667	34,630
[7]	SAGlobal Sukuk Ltd.	1.602%	6/17/26	9,858	9,867
	Saudi Arabian Oil Co.	2.875%	4/16/24	13,400	14,081
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	14,635	14,902
	Shell International Finance BV	2.000%	11/7/24	97,255	101,384
	Shell International Finance BV	2.375%	4/6/25	33,945	35,797
	Shell International Finance BV	3.250%	5/11/25	58,686	63,969
	Shell International Finance BV	2.875%	5/10/26	17,236	18,738
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	8,873	9,100
[7]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	21,800	23,488
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	30,630	33,058
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	10,000	10,748
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	38,173	38,956
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	12,967
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	6,595	6,954
	Suncor Energy Inc.	2.800%	5/15/23	44,265	45,980
	Suncor Energy Inc.	3.600%	12/1/24	9,685	10,475
	Suncor Energy Inc.	3.100%	5/15/25	38,202	40,962
[7]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	250	272
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	1,760	1,907
	TotalEnergies Capital International SA	3.700%	1/15/24	12,701	13,710
	TotalEnergies Capital International SA	2.434%	1/10/25	77,470	81,557
	TransCanada PipeLines Ltd.	2.500%	8/1/22	60,016	61,320
	TransCanada PipeLines Ltd.	3.750%	10/16/23	28,622	30,440
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	32,788
	Valero Energy Corp.	2.700%	4/15/23	19,175	19,859
	Valero Energy Corp.	1.200%	3/15/24	37,665	38,004
	Valero Energy Corp.	2.850%	4/15/25	23,370	24,775
	Valero Energy Corp.	3.400%	9/15/26	22,860	24,820
	Western Midstream Operating LP	5.300%	2/1/30	5,530	6,210
	Williams Cos. Inc.	7.875%	9/1/21	3,900	3,922
	Williams Cos. Inc.	3.600%	3/15/22	87,852	89,114
	Williams Cos. Inc.	3.350%	8/15/22	9,730	9,956
	Williams Cos. Inc.	3.700%	1/15/23	15,910	16,534
	Williams Cos. Inc.	4.500%	11/15/23	78,400	84,601
	Williams Cos. Inc.	4.550%	6/24/24	115,409	127,026
	Williams Cos. Inc.	3.900%	1/15/25	13,788	15,070
	Williams Cos. Inc.	4.000%	9/15/25	9,899	10,987
					5,995,613
Financials (28.0%)
[7]	ABN AMRO Bank NV	1.542%	6/16/27	39,160	39,237
	ABN AMRO Bank NV	4.400%	3/27/28	22,000	23,145
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	27,350	28,292
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	10,230	10,825
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	61,208	65,529
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	14,000	15,223
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	33,690	35,327
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	38,553	40,295
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	26,615	28,287
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	24,230	28,379
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	8,400	9,271
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	47,476	47,212
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,855	3,152
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	10,599
	Aflac Inc.	3.250%	3/17/25	5,820	6,338
	Aflac Inc.	1.125%	3/15/26	18,735	18,880
	Air Lease Corp.	2.250%	1/15/23	22,025	22,577
	Air Lease Corp.	2.750%	1/15/23	7,588	7,822

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.875%	7/3/23	10,700	11,336
	Air Lease Corp.	4.250%	2/1/24	18,766	20,301
	Air Lease Corp.	2.300%	2/1/25	34,000	35,282
	Air Lease Corp.	3.250%	3/1/25	2,910	3,109
	Air Lease Corp.	3.375%	7/1/25	29,915	32,261
	Air Lease Corp.	2.875%	1/15/26	62,885	66,506
	Aircastle Ltd.	4.400%	9/25/23	4,850	5,190
	Aircastle Ltd.	4.125%	5/1/24	6,790	7,265
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	1,185	1,177
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	120	125
	Allstate Corp.	0.750%	12/15/25	9,662	9,636
	Ally Financial Inc.	4.125%	2/13/22	15,564	15,867
	Ally Financial Inc.	4.625%	5/19/22	6,730	6,953
	Ally Financial Inc.	1.450%	10/2/23	75,800	76,950
	Ally Financial Inc.	3.875%	5/21/24	46,879	50,647
	Ally Financial Inc.	5.125%	9/30/24	1,655	1,860
	Ally Financial Inc.	4.625%	3/30/25	3,814	4,276
	Ally Financial Inc.	5.800%	5/1/25	1,940	2,256
	Ally Financial Inc.	5.750%	11/20/25	4,850	5,548
	American Express Co.	3.700%	11/5/21	35,380	35,592
	American Express Co.	2.750%	5/20/22	31,360	31,922
	American Express Co.	2.500%	8/1/22	9,760	9,961
	American Express Co.	3.700%	8/3/23	155,698	165,664
	American Express Co.	3.400%	2/22/24	44,050	47,094
	American Express Co.	2.500%	7/30/24	89,030	93,967
	American Express Co.	3.000%	10/30/24	31,027	33,261
	American Express Co.	4.200%	11/6/25	16,315	18,551
	American Express Co.	3.125%	5/20/26	6,545	7,184
	American International Group Inc.	2.500%	6/30/25	88,167	93,131
	American International Group Inc.	3.750%	7/10/25	29,786	32,815
	Ameriprise Financial Inc.	3.700%	10/15/24	23,893	26,190
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	22,142
[7]	Antares Holdings LP	3.950%	7/15/26	20,925	22,198
[7]	Antares Holdings LP	2.750%	1/15/27	23,100	23,122
	Aon plc	4.000%	11/27/23	27,482	29,446
	Aon plc	3.500%	6/14/24	42,490	45,700
	Aon plc	3.875%	12/15/25	10,782	12,020
[7]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	5,276
	Ares Capital Corp.	2.150%	7/15/26	29,000	29,237
	Assurant Inc.	4.200%	9/27/23	9,700	10,401
[8]	Athene Global Funding	1.875%	6/23/23	24,185	29,801
[7]	Athene Global Funding	1.200%	10/13/23	36,190	36,665
[7]	Athene Global Funding	0.950%	1/8/24	34,970	35,230
[8]	Athene Global Funding	1.125%	9/2/25	24,465	30,288
[7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	50,299	52,599
[6,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.025%	7/26/29	38,688	29,264
[9]	Aviva plc	6.125%	11/14/36	5,950	10,078
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	30,875	31,015
[7]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	20,690	22,606
[7]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	1,237	1,359
[8]	Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	1,100	1,378
	Banco Santander SA	3.125%	2/23/23	21,400	22,248
	Banco Santander SA	2.706%	6/27/24	78,400	82,716
	Banco Santander SA	0.701%	6/30/24	16,085	16,136
	Banco Santander SA	2.746%	5/28/25	80,170	84,625
	Banco Santander SA	5.179%	11/19/25	5,225	5,987
	Banco Santander SA	1.849%	3/25/26	29,250	29,784
[6,10]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.675%	1/19/23	14,400	10,696
	Bank of America Corp.	3.124%	1/20/23	46,075	46,667
	Bank of America Corp.	2.816%	7/21/23	19,500	19,952

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of America Corp.	0.750%	7/26/23	65,745	79,632
	Bank of America Corp.	3.004%	12/20/23	101,268	104,753
	Bank of America Corp.	4.125%	1/22/24	48,795	53,074
	Bank of America Corp.	3.550%	3/5/24	156,731	164,111
	Bank of America Corp.	4.000%	4/1/24	14,195	15,470
	Bank of America Corp.	0.523%	6/14/24	21,300	21,308
	Bank of America Corp.	3.864%	7/23/24	43,351	46,093
	Bank of America Corp.	4.200%	8/26/24	20,727	22,721
	Bank of America Corp.	0.810%	10/24/24	59,850	60,085
	Bank of America Corp.	4.000%	1/22/25	94,485	103,715
	Bank of America Corp.	3.458%	3/15/25	9,700	10,364
	Bank of America Corp.	3.950%	4/21/25	81,301	89,295
	Bank of America Corp.	0.976%	4/22/25	89,163	89,643
	Bank of America Corp.	3.875%	8/1/25	4,645	5,185
	Bank of America Corp.	0.981%	9/25/25	49,430	49,526
	Bank of America Corp.	3.093%	10/1/25	80,345	85,760
	Bank of America Corp.	2.456%	10/22/25	19,250	20,169
	Bank of America Corp.	3.366%	1/23/26	53,253	57,349
	Bank of America Corp.	2.015%	2/13/26	70,770	73,060
	Bank of America Corp.	4.450%	3/3/26	23,458	26,563
	Bank of America Corp.	1.319%	6/19/26	71,740	72,148
	Bank of America Corp.	1.197%	10/24/26	29,580	29,525
	Bank of America Corp.	1.658%	3/11/27	19,415	19,726
	Bank of America Corp.	1.734%	7/22/27	99,520	101,293
	Bank of Montreal	3.300%	2/5/24	134,729	144,161
	Bank of Montreal	0.625%	7/9/24	38,925	38,989
	Bank of Montreal	0.949%	1/22/27	24,275	24,125
	Bank of Montreal	4.338%	10/5/28	95,773	102,641
	Bank of New York Mellon Corp.	2.661%	5/16/23	4,850	4,941
	Bank of New York Mellon Corp.	3.650%	2/4/24	7,930	8,538
	Bank of New York Mellon Corp.	3.400%	5/15/24	17,380	18,727
	Bank of New York Mellon Corp.	3.250%	9/11/24	7,855	8,484
	Bank of New York Mellon Corp.	2.100%	10/24/24	4,590	4,813
	Bank of New York Mellon Corp.	3.000%	2/24/25	21,580	23,286
	Bank of New York Mellon Corp.	1.600%	4/24/25	32,270	33,258
	Bank of New York Mellon Corp.	2.800%	5/4/26	4,641	5,018
	Bank of New York Mellon Corp.	2.450%	8/17/26	10,000	10,667
[7]	Bank of New Zealand	1.000%	3/3/26	4,330	4,308
	Bank of Nova Scotia	0.700%	4/15/24	38,855	38,989
	Bank of Nova Scotia	0.650%	7/31/24	25,170	25,203
	Bank of Nova Scotia	2.200%	2/3/25	80,899	84,855
	Bank of Nova Scotia	1.300%	6/11/25	46,410	47,128
	Bank of Nova Scotia	4.500%	12/16/25	16,780	19,131
	Bank of Nova Scotia	1.050%	3/2/26	44,685	44,579
	Bank of Nova Scotia	1.350%	6/24/26	55,250	55,751
[7]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	37,920	37,934
[7]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	23,000	24,094
	Barclays plc	3.684%	1/10/23	4,260	4,321
[9]	Barclays plc	3.125%	1/17/24	14,575	21,300
	Barclays plc	4.375%	9/11/24	47,414	51,729
	Barclays plc	1.007%	12/10/24	53,410	53,598
	Barclays plc	3.650%	3/16/25	38,535	41,887
	Barclays plc	3.932%	5/7/25	51,325	55,401
	Barclays plc	4.375%	1/12/26	32,833	37,047
	Barclays plc	2.852%	5/7/26	96,646	102,529
	Barclays plc	5.200%	5/12/26	9,800	11,305
[8]	Barclays plc	2.000%	2/7/28	2,000	2,432
[8]	Belfius Bank SA	0.375%	2/13/26	1,300	1,566
[8]	Berkshire Hathaway Inc.	0.625%	1/17/23	1,510	1,815
[8]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	26,785	32,091
[8]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	21,547	25,819

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	600	735
[8]	BNP Paribas SA	0.500%	7/15/25	24,300	29,317
[7]	BNP Paribas SA	2.819%	11/19/25	18,898	19,886
[7]	BNP Paribas SA	2.219%	6/9/26	16,200	16,753
[7]	BNP Paribas SA	1.323%	1/13/27	46,345	45,955
[7]	BOC Aviation Ltd.	2.375%	9/15/21	29,210	29,224
[7]	BPCE SA	5.700%	10/22/23	29,100	32,130
[7]	BPCE SA	2.375%	1/14/25	37,030	38,639
[7]	BPCE SA	1.000%	1/20/26	30,245	30,058
[6,10]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.125%	4/26/23	21,540	16,029
	Brookfield Asset Management Inc.	4.000%	1/15/25	19,800	21,769
	Brown & Brown Inc.	4.200%	9/15/24	33,202	36,417
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	23,183	23,690
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	27,720	29,527
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	16,780	16,812
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	58,365	58,544
[7]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	18,900	19,092
	Capital One Bank USA NA	2.014%	1/27/23	67,900	68,433
	Capital One Bank USA NA	3.375%	2/15/23	29,149	30,446
	Capital One Bank USA NA	2.280%	1/28/26	46,330	48,263
	Capital One Financial Corp.	3.050%	3/9/22	38,860	39,418
	Capital One Financial Corp.	2.600%	5/11/23	26,934	27,945
	Capital One Financial Corp.	3.500%	6/15/23	1,210	1,277
	Capital One Financial Corp.	3.900%	1/29/24	19,550	21,067
	Capital One Financial Corp.	3.750%	4/24/24	15,000	16,207
	Capital One Financial Corp.	3.300%	10/30/24	14,500	15,644
	Capital One NA	2.250%	9/13/21	15,602	15,626
	Charles Schwab Corp.	3.550%	2/1/24	2,840	3,055
	Charles Schwab Corp.	0.750%	3/18/24	17,510	17,651
	Charles Schwab Corp.	4.200%	3/24/25	2,552	2,860
	Charles Schwab Corp.	3.850%	5/21/25	49,040	54,463
	Charles Schwab Corp.	0.900%	3/11/26	29,040	29,042
	Charles Schwab Corp.	1.150%	5/13/26	29,150	29,427
	Chubb INA Holdings Inc.	2.700%	3/13/23	10,005	10,390
	Chubb INA Holdings Inc.	3.350%	5/15/24	94,408	101,739
	Chubb INA Holdings Inc.	3.150%	3/15/25	31,665	34,370
	Chubb INA Holdings Inc.	3.350%	5/3/26	72,851	80,426
	CIT Group Inc.	4.750%	2/16/24	18,348	19,789
	CIT Group Inc.	3.929%	6/19/24	8,221	8,634
[6,10]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.793%	5/20/22	13,800	10,176
	Citigroup Inc.	4.500%	1/14/22	8,760	8,927
	Citigroup Inc.	2.750%	4/25/22	34,244	34,793
	Citigroup Inc.	2.312%	11/4/22	62,640	62,953
	Citigroup Inc.	3.142%	1/24/23	65,832	66,707
	Citigroup Inc.	3.500%	5/15/23	18,000	18,935
	Citigroup Inc.	2.876%	7/24/23	47,810	48,949
	Citigroup Inc.	1.678%	5/15/24	20,210	20,625
	Citigroup Inc.	4.044%	6/1/24	71,725	76,231
	Citigroup Inc.	3.750%	6/16/24	1,800	1,957
	Citigroup Inc.	0.776%	10/30/24	25,890	25,989
	Citigroup Inc.	3.875%	3/26/25	26,482	29,071
	Citigroup Inc.	3.352%	4/24/25	76,179	81,334
	Citigroup Inc.	3.300%	4/27/25	11,650	12,692
	Citigroup Inc.	0.981%	5/1/25	29,145	29,302
	Citigroup Inc.	4.400%	6/10/25	28,325	31,683
	Citigroup Inc.	5.500%	9/13/25	2,615	3,052
	Citigroup Inc.	4.600%	3/9/26	46,660	53,427
	Citigroup Inc.	3.106%	4/8/26	82,755	88,638
[8]	Citigroup Inc.	1.500%	7/24/26	1,350	1,693
	Citigroup Inc.	3.200%	10/21/26	7,025	7,660
	Citigroup Inc.	1.122%	1/28/27	29,100	28,861

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	1.462%	6/9/27	62,560	62,697
[6,10]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.720%	1.745%	10/27/23	5,800	4,374
	Citizens Bank NA	3.250%	2/14/22	9,719	9,850
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	25,317
[8]	Commonwealth Bank of Australia	1.936%	10/3/29	700	872
	Cooperatieve Rabobank UA	3.950%	11/9/22	2,623	2,741
[7]	Cooperatieve Rabobank UA	3.875%	9/26/23	77,820	83,438
	Cooperatieve Rabobank UA	4.625%	12/1/23	88,770	96,851
[8]	Cooperatieve Rabobank UA	0.625%	2/27/24	15,200	18,463
[7]	Cooperatieve Rabobank UA	2.625%	7/22/24	9,720	10,258
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,700	20,980
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,250	1,385
[7]	Cooperatieve Rabobank UA	1.004%	9/24/26	14,600	14,551
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	23,750	23,610
[9]	Credit Agricole SA	7.375%	12/18/23	21,000	33,563
[8]	Credit Agricole SA	3.125%	2/5/26	2,000	2,728
[7]	Credit Agricole SA	1.247%	1/26/27	26,940	26,717
[8]	Credit Mutuel Arkea SA	1.250%	5/31/24	1,800	2,217
	Credit Suisse AG	1.000%	5/5/23	27,250	27,542
	Credit Suisse AG	0.495%	2/2/24	17,465	17,425
	Credit Suisse AG	3.625%	9/9/24	64,404	70,060
	Credit Suisse AG	2.950%	4/9/25	28,600	30,723
[6,10]	Credit Suisse AG, 3M Australian Bank Bill Rate + 1.150%	1.190%	5/26/23	29,040	21,656
[7]	Credit Suisse Group AG	3.574%	1/9/23	31,845	32,279
	Credit Suisse Group AG	3.800%	6/9/23	56,320	59,569
[7]	Credit Suisse Group AG	4.207%	6/12/24	62,630	66,534
	Credit Suisse Group AG	3.750%	3/26/25	21,716	23,656
[7]	Credit Suisse Group AG	1.305%	2/2/27	19,480	19,222
[6,10]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.275%	3/8/24	9,240	6,815
[7]	Danske Bank A/S	2.000%	9/8/21	25,872	25,920
[7]	Danske Bank A/S	3.001%	9/20/22	39,000	39,119
[7]	Danske Bank A/S	3.875%	9/12/23	34,000	36,163
[7]	Danske Bank A/S	1.171%	12/8/23	43,945	44,170
[8]	Danske Bank A/S	2.500%	6/21/29	1,100	1,379
[8]	Danske Bank A/S	1.000%	5/15/31	4,500	5,385
	Deutsche Bank AG	0.898%	5/28/24	43,600	43,543
	Deutsche Bank AG	2.222%	9/18/24	27,415	28,138
	Deutsche Bank AG	1.447%	4/1/25	29,140	29,400
	Deutsche Bank AG	1.686%	3/19/26	19,425	19,705
	Deutsche Bank AG	2.129%	11/24/26	51,200	52,349
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	38,730	40,360
[7]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	7,300	7,290
[7,11]	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,941
	Discover Bank	4.200%	8/8/23	37,294	40,064
	Discover Bank	2.450%	9/12/24	34,165	35,778
	Discover Bank	4.682%	8/9/28	14,450	15,356
	Discover Financial Services	3.950%	11/6/24	4,535	4,951
[7]	DNB Bank ASA	1.127%	9/16/26	20,160	20,136
[7]	DNB Bank ASA	1.535%	5/25/27	24,275	24,499
[7]	Equitable Financial Life Global Funding	0.500%	4/6/23	36,420	36,513
	Equitable Holdings Inc.	3.900%	4/20/23	29,609	31,262
[7]	F&G Global Funding	1.750%	6/30/26	31,600	32,258
[8]	FCA Bank SPA	0.625%	11/24/22	9,700	11,625
[7]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	30,685	35,378
	Fidelity National Financial Inc.	5.500%	9/1/22	2,370	2,497
	Fifth Third Bancorp	3.650%	1/25/24	29,100	31,207
	First Republic Bank	2.500%	6/6/22	91,570	93,108
	First Republic Bank	1.912%	2/12/24	29,621	30,222
[7]	Five Corners Funding Trust	4.419%	11/15/23	89,012	96,796
	Franklin Resources Inc.	2.800%	9/15/22	13,112	13,474
	FS KKR Capital Corp.	3.400%	1/15/26	17,880	18,676

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	GA Global Funding Trust	1.000%	4/8/24	29,135	29,349
[7]	GA Global Funding Trust	1.625%	1/15/26	12,550	12,803
	GATX Corp.	3.250%	3/30/25	2,109	2,266
	GATX Corp.	3.250%	9/15/26	9,710	10,552
	GE Capital Funding LLC	3.450%	5/15/25	17,770	19,381
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	45,311	49,740
	Goldman Sachs Group Inc.	2.876%	10/31/22	52,755	53,060
	Goldman Sachs Group Inc.	0.481%	1/27/23	73,000	73,029
	Goldman Sachs Group Inc.	2.908%	6/5/23	28,813	29,414
	Goldman Sachs Group Inc.	2.905%	7/24/23	32,411	33,169
	Goldman Sachs Group Inc.	0.627%	11/17/23	52,380	52,409
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	66,527
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,010	31,439
	Goldman Sachs Group Inc.	0.673%	3/8/24	33,975	34,037
	Goldman Sachs Group Inc.	3.850%	7/8/24	48,492	52,588
	Goldman Sachs Group Inc.	0.657%	9/10/24	208,145	208,080
	Goldman Sachs Group Inc.	3.500%	1/23/25	51,450	55,636
[8]	Goldman Sachs Group Inc.	3.375%	3/27/25	29,600	39,513
	Goldman Sachs Group Inc.	3.500%	4/1/25	90,415	98,293
	Goldman Sachs Group Inc.	3.750%	5/22/25	83,185	91,120
	Goldman Sachs Group Inc.	3.272%	9/29/25	99,376	106,545
	Goldman Sachs Group Inc.	4.250%	10/21/25	45,559	51,118
	Goldman Sachs Group Inc.	0.855%	2/12/26	24,905	24,800
[8]	Goldman Sachs Group Inc.	2.875%	6/3/26	19,500	26,223
	Goldman Sachs Group Inc.	3.500%	11/16/26	25,155	27,516
	Goldman Sachs Group Inc.	1.093%	12/9/26	37,910	37,659
	Goldman Sachs Group Inc.	1.431%	3/9/27	63,420	63,713
[6,10]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.239%	5/16/23	29,170	21,681
[6,10]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	1.395%	9/8/21	19,280	14,163
[7]	Great-West Lifeco U.S. Finance 2020 LP	0.904%	8/12/25	14,450	14,390
[9]	Hastings Group Finance plc	3.000%	5/24/25	19,430	28,720
	HSBC Holdings plc	3.262%	3/13/23	89,049	90,621
	HSBC Holdings plc	3.600%	5/25/23	52,881	55,927
[9]	HSBC Holdings plc	2.175%	6/27/23	14,500	20,434
	HSBC Holdings plc	3.033%	11/22/23	87,945	90,957
[12]	HSBC Holdings plc	3.196%	12/5/23	48,400	40,652
[10]	HSBC Holdings plc	3.350%	2/16/24	9,909	7,569
	HSBC Holdings plc	4.250%	3/14/24	54,345	58,730
	HSBC Holdings plc	3.950%	5/18/24	61,416	65,117
	HSBC Holdings plc	3.803%	3/11/25	58,275	62,626
	HSBC Holdings plc	0.976%	5/24/25	59,700	59,853
	HSBC Holdings plc	4.250%	8/18/25	33,878	37,572
	HSBC Holdings plc	2.633%	11/7/25	47,395	49,692
	HSBC Holdings plc	1.645%	4/18/26	103,654	105,224
	HSBC Holdings plc	2.099%	6/4/26	117,457	121,166
	HSBC Holdings plc	4.292%	9/12/26	35,483	39,600
[8]	HSBC Holdings plc	0.309%	11/13/26	1,100	1,317
	HSBC Holdings plc	1.589%	5/24/27	48,896	49,223
[9]	HSBC Holdings plc	1.750%	7/24/27	8,200	11,524
[6,10]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.139%	2/16/24	17,314	12,809
	Huntington Bancshares Inc.	4.350%	2/4/23	8,800	9,279
	Huntington National Bank	3.550%	10/6/23	35,240	37,543
	ING Groep NV	3.550%	4/9/24	4,800	5,169
	ING Groep NV	1.726%	4/1/27	19,420	19,774
	Intercontinental Exchange Inc.	0.700%	6/15/23	24,540	24,682
	Intercontinental Exchange Inc.	4.000%	10/15/23	40,240	43,315
	Intercontinental Exchange Inc.	3.750%	12/1/25	12,778	14,179
[7]	Intesa Sanpaolo SPA	3.250%	9/23/24	51,560	54,878
[8]	Intesa Sanpaolo SPA	0.625%	2/24/26	19,400	23,204
	Invesco Finance plc	3.125%	11/30/22	28,515	29,538
	Invesco Finance plc	4.000%	1/30/24	40,732	44,072

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Invesco Finance plc	3.750%	1/15/26	2,910	3,233
	Jefferies Group LLC	5.125%	1/20/23	13,585	14,481
	JPMorgan Chase & Co.	3.207%	4/1/23	61,154	62,328
	JPMorgan Chase & Co.	2.776%	4/25/23	92,825	94,473
	JPMorgan Chase & Co.	2.700%	5/18/23	8,340	8,657
	JPMorgan Chase & Co.	3.559%	4/23/24	71,475	75,204
	JPMorgan Chase & Co.	3.625%	5/13/24	22,750	24,667
	JPMorgan Chase & Co.	1.514%	6/1/24	29,050	29,611
	JPMorgan Chase & Co.	3.797%	7/23/24	15,069	16,025
	JPMorgan Chase & Co.	3.875%	9/10/24	3,075	3,350
	JPMorgan Chase & Co.	0.653%	9/16/24	16,365	16,413
	JPMorgan Chase & Co.	4.023%	12/5/24	81,527	87,816
	JPMorgan Chase & Co.	3.125%	1/23/25	20,195	21,709
	JPMorgan Chase & Co.	0.563%	2/16/25	26,200	26,127
	JPMorgan Chase & Co.	3.220%	3/1/25	117,868	125,158
	JPMorgan Chase & Co.	0.824%	6/1/25	75,555	75,667
	JPMorgan Chase & Co.	0.969%	6/23/25	52,500	52,725
	JPMorgan Chase & Co.	3.900%	7/15/25	41,063	45,525
	JPMorgan Chase & Co.	2.301%	10/15/25	109,425	114,178
	JPMorgan Chase & Co.	2.005%	3/13/26	92,841	96,211
	JPMorgan Chase & Co.	2.083%	4/22/26	143,080	148,509
	JPMorgan Chase & Co.	3.200%	6/15/26	25,000	27,359
	JPMorgan Chase & Co.	1.045%	11/19/26	95,188	94,619
	JPMorgan Chase & Co.	1.040%	2/4/27	42,800	42,379
	JPMorgan Chase & Co.	1.578%	4/22/27	58,550	59,271
	Kemper Corp.	4.350%	2/15/25	13,849	15,216
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,880	3,938
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	1,595	1,593
	Lazard Group LLC	3.750%	2/13/25	7,625	8,315
[13,14]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	9,410	1
	Lincoln National Corp.	4.000%	9/1/23	8,850	9,481
[8]	Lloyds Bank Corporate Markets plc	0.375%	1/28/25	1,200	1,450
	Lloyds Banking Group plc	2.858%	3/17/23	56,965	57,827
	Lloyds Banking Group plc	1.326%	6/15/23	61,255	61,711
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	57,295
	Lloyds Banking Group plc	2.907%	11/7/23	133,035	137,027
	Lloyds Banking Group plc	3.900%	3/12/24	14,500	15,691
	Lloyds Banking Group plc	0.695%	5/11/24	74,780	75,044
	Lloyds Banking Group plc	4.500%	11/4/24	19,450	21,567
	Lloyds Banking Group plc	4.450%	5/8/25	30,695	34,526
	Lloyds Banking Group plc	3.870%	7/9/25	21,410	23,212
	Lloyds Banking Group plc	4.582%	12/10/25	37,480	42,253
	Lloyds Banking Group plc	2.438%	2/5/26	14,700	15,392
	Lloyds Banking Group plc	1.627%	5/11/27	19,415	19,562
[7]	LSEGA Financing plc	0.650%	4/6/24	39,665	39,750
[7]	LSEGA Financing plc	1.375%	4/6/26	34,875	35,097
[8]	Luminor Bank AS	0.792%	12/3/24	5,344	6,409
[10]	Macquarie Bank Ltd.	1.750%	6/21/22	2,910	2,163
[6,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.778%	6/21/22	54,720	40,349
[6,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.940%	5/28/30	33,130	25,709
[10]	Macquarie Group Ltd.	3.250%	12/15/22	6,400	4,741
[7]	Macquarie Group Ltd.	3.189%	11/28/23	11,250	11,637
	Macquarie Group Ltd.	3.189%	11/28/23	29,040	30,038
[7]	Macquarie Group Ltd.	1.340%	1/12/27	19,425	19,393
[7]	Macquarie Group Ltd.	1.629%	9/23/27	29,145	29,275
[6,10]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.174%	12/15/22	33,920	24,959
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,791	4,997
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	10,372
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	49,082	52,819
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	29,500	32,148
[7]	MassMutual Global Funding II	2.750%	6/22/24	54,080	57,414

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	3.600%	4/10/24	6,554	7,089
[7]	Metropolitan Life Global Funding I	0.900%	6/8/23	23,630	23,890
[7]	Metropolitan Life Global Funding I	0.400%	1/7/24	19,960	19,930
[7]	Metropolitan Life Global Funding I	3.600%	1/11/24	9,860	10,607
[8]	Metropolitan Life Global Funding I	0.375%	4/9/24	14,505	17,528
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	98,645	105,107
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,775	9,166
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	48,925	52,407
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	27,840	29,489
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	73,974	74,333
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	96,850	101,021
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	78,174	85,992
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	48,955	49,695
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	75,855	76,281
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	63,900	64,642
[7]	Mizuho Bank Ltd.	2.950%	10/17/22	1,772	1,829
[7]	Mizuho Bank Ltd.	3.750%	4/16/24	5,100	5,527
[7]	Mizuho Bank Ltd.	3.600%	9/25/24	8,300	9,017
	Mizuho Financial Group Inc.	2.273%	9/13/21	6,295	6,310
	Mizuho Financial Group Inc.	2.721%	7/16/23	58,200	59,524
	Mizuho Financial Group Inc.	1.241%	7/10/24	41,950	42,513
	Mizuho Financial Group Inc.	2.555%	9/13/25	29,200	30,695
	Mizuho Financial Group Inc.	2.226%	5/25/26	19,200	19,956
	Mizuho Financial Group Inc.	1.234%	5/22/27	35,790	35,599
	Mizuho Financial Group Inc.	1.554%	7/9/27	33,200	33,552
	Morgan Stanley	4.875%	11/1/22	36,039	38,005
	Morgan Stanley	3.125%	1/23/23	151,394	157,485
	Morgan Stanley	3.750%	2/25/23	24,905	26,197
	Morgan Stanley	4.100%	5/22/23	34,000	36,138
	Morgan Stanley	0.560%	11/10/23	43,460	43,540
	Morgan Stanley	0.529%	1/25/24	145,450	145,480
	Morgan Stanley	0.731%	4/5/24	36,085	36,207
	Morgan Stanley	3.737%	4/24/24	17,765	18,747
	Morgan Stanley	3.875%	4/29/24	16,900	18,376
	Morgan Stanley	3.700%	10/23/24	28,860	31,510
	Morgan Stanley	0.791%	1/22/25	50,700	50,786
	Morgan Stanley	0.790%	5/30/25	132,320	132,161
	Morgan Stanley	2.720%	7/22/25	125,360	131,967
	Morgan Stanley	4.000%	7/23/25	62,301	69,394
	Morgan Stanley	0.864%	10/21/25	11,410	11,416
	Morgan Stanley	5.000%	11/24/25	65,705	76,015
	Morgan Stanley	2.188%	4/28/26	91,370	94,939
	Morgan Stanley	3.125%	7/27/26	6,054	6,587
	Morgan Stanley	0.985%	12/10/26	34,615	34,232
	Morgan Stanley	1.593%	5/4/27	32,335	32,825
	Morgan Stanley	1.512%	7/20/27	48,600	48,999
[8]	Morgan Stanley	0.406%	10/29/27	8,226	9,876
	MUFG Americas Holdings Corp.	3.000%	2/10/25	9,315	9,977
	MUFG Union Bank NA	2.100%	12/9/22	37,000	37,837
	Nasdaq Inc.	0.445%	12/21/22	9,000	9,004
	Nasdaq Inc.	4.250%	6/1/24	9,000	9,825
[7]	National Bank of Canada	2.150%	10/7/22	37,000	37,792
	National Bank of Canada	2.100%	2/1/23	42,000	43,068
	National Bank of Canada	0.550%	11/15/24	29,260	29,203
[7]	National Securities Clearing Corp.	0.750%	12/7/25	24,500	24,343
[7]	Nationwide Building Society	3.766%	3/8/24	6,900	7,234
[7]	Nationwide Building Society	4.363%	8/1/24	17,052	18,249
[8]	Nationwide Building Society	0.250%	7/22/25	1,400	1,689
[7]	Nationwide Building Society	1.000%	8/28/25	23,130	23,136
[8]	Nationwide Building Society	2.000%	7/25/29	48,715	60,872
	Natwest Group plc	6.125%	12/15/22	5,503	5,900

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Natwest Group plc	3.498%	5/15/23	19,630	20,091
	Natwest Group plc	3.875%	9/12/23	36,709	39,153
	Natwest Group plc	2.359%	5/22/24	9,680	9,965
	Natwest Group plc	4.519%	6/25/24	24,958	26,729
	Natwest Group plc	4.269%	3/22/25	73,550	79,876
	Natwest Group plc	4.800%	4/5/26	3,200	3,679
	Natwest Group plc	1.642%	6/14/27	22,600	22,730
	Natwest Group plc	3.754%	11/1/29	30,080	32,006
[9]	Natwest Group plc	2.105%	11/28/31	7,300	10,221
[7]	New York Life Global Funding	1.100%	5/5/23	750	761
[9]	NIBC Bank NV	3.125%	11/15/23	11,500	16,775
	Nomura Holdings Inc.	2.648%	1/16/25	24,200	25,499
	Nomura Holdings Inc.	1.851%	7/16/25	29,565	30,278
	Nomura Holdings Inc.	1.653%	7/14/26	46,635	46,889
[8]	Nordea Bank Abp	1.000%	2/22/23	6,800	8,250
[7]	Nordea Bank Abp	0.750%	8/28/25	34,690	34,518
[7]	Northwestern Mutual Global Funding	0.800%	1/14/26	17,170	17,054
[7]	Nuveen Finance LLC	4.125%	11/1/24	14,375	15,911
[8]	Nykredit Realkredit A/S	0.250%	1/20/23	32,000	38,261
[8]	Nykredit Realkredit A/S	0.500%	7/10/25	1,750	2,132
[8]	OP Corporate Bank plc	1.625%	6/9/30	800	987
	ORIX Corp.	4.050%	1/16/24	3,850	4,170
	Owl Rock Capital Corp.	3.750%	7/22/25	9,580	10,195
	Owl Rock Capital Corp.	4.250%	1/15/26	1,940	2,100
	Owl Rock Capital Corp.	3.400%	7/15/26	23,530	24,740
[7]	Pacific Life Global Funding II	1.200%	6/24/25	18,360	18,552
[9]	Pension Insurance Corp. plc	6.500%	7/3/24	19,905	31,581
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	16,210	27,135
	PNC Bank NA	2.700%	11/1/22	18,247	18,771
	PNC Bank NA	2.028%	12/9/22	25,610	25,763
	PNC Bank NA	1.743%	2/24/23	16,970	17,106
	PNC Bank NA	3.800%	7/25/23	21,354	22,707
	PNC Bank NA	3.300%	10/30/24	35,395	38,402
	PNC Bank NA	2.950%	2/23/25	20,340	21,907
	PNC Bank NA	3.250%	6/1/25	55,192	60,230
	PNC Financial Services Group Inc.	3.900%	4/29/24	7,900	8,572
	PNC Financial Services Group Inc.	2.600%	7/23/26	4,481	4,810
[7]	Protective Life Global Funding	0.502%	4/12/23	13,230	13,257
[7]	Protective Life Global Funding	1.618%	4/15/26	27,420	28,025
	Prudential Financial Inc.	4.500%	11/16/21	954	965
	Prudential Financial Inc.	5.200%	3/15/44	2,415	2,603
[7]	Reliance Standard Life Global Funding II	2.150%	1/21/23	14,020	14,356
[7]	Reliance Standard Life Global Funding II	3.850%	9/19/23	40,630	43,405
[9]	Rothesay Life plc	8.000%	10/30/25	13,825	24,139
	Royal Bank of Canada	3.700%	10/5/23	41,355	44,275
	Royal Bank of Canada	2.550%	7/16/24	145,403	153,641
	Royal Bank of Canada	2.250%	11/1/24	158,384	166,017
	Royal Bank of Canada	1.150%	6/10/25	27,870	28,144
	Royal Bank of Canada	1.200%	4/27/26	61,280	61,518
	Royal Bank of Canada	1.150%	7/14/26	49,684	49,770
	Santander Holdings USA Inc.	3.700%	3/28/22	47,351	48,205
	Santander Holdings USA Inc.	3.400%	1/18/23	58,410	60,710
	Santander Holdings USA Inc.	3.500%	6/7/24	46,300	49,550
	Santander Holdings USA Inc.	3.450%	6/2/25	30,410	32,760
	Santander Holdings USA Inc.	4.500%	7/17/25	21,517	23,910
	Santander UK Group Holdings plc	3.571%	1/10/23	5,930	6,011
	Santander UK Group Holdings plc	3.373%	1/5/24	68,117	70,727
	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	28,236
	Santander UK Group Holdings plc	1.532%	8/21/26	19,325	19,476
	Santander UK Group Holdings plc	1.673%	6/14/27	43,500	43,731
[7]	Santander UK plc	5.000%	11/7/23	4,328	4,719

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK plc	4.000%	3/13/24	56,870	61,949
[7]	SBL Holdings Inc.	5.125%	11/13/26	15,088	16,786
[9]	Scottish Widows Ltd.	5.500%	6/16/23	16,354	24,575
[7]	Security Benefit Global Funding	1.250%	5/17/24	13,595	13,657
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	9,876
[8]	Skandinaviska Enskilda Banken AB	0.250%	5/19/23	5,650	6,783
[7]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	69,050	69,277
[7]	Skandinaviska Enskilda Banken AB	0.850%	9/2/25	3,675	3,665
[7]	Standard Chartered plc	1.319%	10/14/23	20,120	20,287
[7]	Standard Chartered plc	0.991%	1/12/25	38,795	38,797
[7]	Standard Chartered plc	1.214%	3/23/25	14,565	14,657
[7]	Standard Chartered plc	1.456%	1/14/27	12,125	12,076
[6,10]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	1.880%	6/28/25	5,000	3,783
	State Street Corp.	2.825%	3/30/23	11,325	11,517
	State Street Corp.	3.776%	12/3/24	24,700	26,597
	State Street Corp.	3.550%	8/18/25	25,480	28,264
	State Street Corp.	2.354%	11/1/25	68,809	72,562
	State Street Corp.	2.901%	3/30/26	15,200	16,297
	Stifel Financial Corp.	4.250%	7/18/24	14,300	15,709
[6,10]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.950%	0.975%	6/5/23	31,750	23,614
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	26,460	27,087
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	11,372	11,714
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	65,858	68,541
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	67,572	71,977
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	5,370	5,779
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	7,200	7,192
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	176,740	186,629
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	4,800	5,045
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	40,900	42,860
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	48,465	49,243
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	14,600	16,350
[8]	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	800	1,022
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.225%	3/7/23	20,359	15,134
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.274%	10/16/24	28,365	21,342
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.300%	3/29/22	41,051	30,328
[10]	Svenska Handelsbanken AB	3.250%	9/27/23	12,610	9,783
[7]	Svenska Handelsbanken AB	0.550%	6/11/24	20,800	20,794
[8]	Svenska Handelsbanken AB	0.125%	6/18/24	12,145	14,628
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	13,000	13,076
[7]	Swedbank AB	0.600%	9/25/23	31,045	31,119
[8]	Swedbank AB	0.750%	5/5/25	1,700	2,092
	Synchrony Bank	3.000%	6/15/22	11,600	11,840
	Synchrony Financial	2.850%	7/25/22	32,785	33,515
	Synchrony Financial	4.375%	3/19/24	21,466	23,364
	Synchrony Financial	4.250%	8/15/24	41,202	44,973
	Synchrony Financial	4.500%	7/23/25	42,390	47,393
	TD Ameritrade Holding Corp.	3.625%	4/1/25	45,039	49,433
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,146
	Toronto-Dominion Bank	0.750%	6/12/23	29,586	29,816
	Toronto-Dominion Bank	3.500%	7/19/23	20,983	22,287
	Toronto-Dominion Bank	0.450%	9/11/23	66,620	66,715
	Toronto-Dominion Bank	0.550%	3/4/24	39,070	39,133
	Toronto-Dominion Bank	2.650%	6/12/24	29,609	31,358
[10]	Toronto-Dominion Bank	2.050%	7/10/24	10,330	7,866
	Toronto-Dominion Bank	1.150%	6/12/25	30,170	30,569
	Toronto-Dominion Bank	0.750%	9/11/25	57,055	56,766
[6,10]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.025%	7/10/24	31,890	23,826
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,547

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	3.502%	8/2/22	90	90
	Truist Bank	3.200%	4/1/24	142,122	152,014
	Truist Bank	3.689%	8/2/24	37,570	40,030
	Truist Bank	2.150%	12/6/24	79,665	83,466
	Truist Bank	1.500%	3/10/25	35,380	36,388
	Truist Bank	4.050%	11/3/25	290	327
	Truist Bank	2.636%	9/17/29	10,545	11,056
	Truist Financial Corp.	3.950%	3/22/22	4,300	4,388
	Truist Financial Corp.	3.750%	12/6/23	37,870	40,696
	Truist Financial Corp.	2.500%	8/1/24	44,925	47,445
	Truist Financial Corp.	4.000%	5/1/25	18,790	20,928
	Truist Financial Corp.	1.200%	8/5/25	22,235	22,596
	Truist Financial Corp.	1.267%	3/2/27	15,350	15,430
	U.S. Bancorp	3.700%	1/30/24	31,760	34,235
	U.S. Bancorp	3.375%	2/5/24	27,721	29,693
[8]	U.S. Bancorp	0.850%	6/7/24	13,691	16,744
	U.S. Bancorp	2.400%	7/30/24	86,540	91,185
	U.S. Bancorp	3.600%	9/11/24	14,310	15,569
	U.S. Bancorp	1.450%	5/12/25	36,620	37,572
	U.S. Bancorp	3.100%	4/27/26	10,454	11,441
	U.S. Bancorp	2.375%	7/22/26	25,525	27,186
	U.S. Bank NA	2.050%	1/21/25	29,713	31,041
[7]	UBS AG	0.450%	2/9/24	24,260	24,180
[7]	UBS AG	1.250%	6/1/26	27,200	27,340
[7]	UBS Group AG	2.650%	2/1/22	6,082	6,154
[7]	UBS Group AG	3.491%	5/23/23	20,975	21,498
[7]	UBS Group AG	2.859%	8/15/23	58,400	59,833
[7]	UBS Group AG	1.008%	7/30/24	37,605	37,900
[8]	UBS Group AG	1.500%	11/30/24	9,705	11,969
[7]	UBS Group AG	4.125%	9/24/25	14,000	15,677
[7]	UBS Group AG	4.125%	4/15/26	8,250	9,297
[8]	UniCredit SPA	1.250%	6/25/25	19,405	23,779
[8]	UniCredit SPA	1.625%	7/3/25	4,589	5,647
	Voya Financial Inc.	3.125%	7/15/24	33,259	35,428
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
[9]	Wells Fargo & Co.	2.125%	4/22/22	21,365	30,034
	Wells Fargo & Co.	3.450%	2/13/23	38,500	40,298
	Wells Fargo & Co.	3.750%	1/24/24	93,425	100,426
[8]	Wells Fargo & Co.	0.500%	4/26/24	24,890	30,095
	Wells Fargo & Co.	1.654%	6/2/24	49,050	50,113
[10]	Wells Fargo & Co.	4.750%	8/27/24	11,660	9,545
	Wells Fargo & Co.	3.300%	9/9/24	15,665	16,891
	Wells Fargo & Co.	3.000%	2/19/25	97,078	103,957
	Wells Fargo & Co.	0.805%	5/19/25	22,155	22,196
	Wells Fargo & Co.	3.550%	9/29/25	85,176	93,924
	Wells Fargo & Co.	2.406%	10/30/25	103,211	107,911
	Wells Fargo & Co.	2.164%	2/11/26	90,854	94,628
	Wells Fargo & Co.	2.188%	4/30/26	132,990	138,587
[6,10]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.125%	4/27/22	21,453	15,843
	Wells Fargo Bank NA	2.082%	9/9/22	107,110	107,300
[9]	Wells Fargo Bank NA	5.250%	8/1/23	33,450	50,445
	Westpac Banking Corp.	3.300%	2/26/24	9,069	9,724
	Westpac Banking Corp.	2.350%	2/19/25	30,727	32,444
	Westpac Banking Corp.	1.150%	6/3/26	15,045	15,189
[10]	Westpac Banking Corp.	4.800%	6/14/28	3,294	2,579
	Westpac Banking Corp.	2.894%	2/4/30	64,004	66,798
[8]	Westpac Banking Corp.	0.766%	5/13/31	650	777
	Westpac Banking Corp.	4.322%	11/23/31	6,343	7,089
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	1.439%	2/16/28	2,900	2,150
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.824%	6/22/28	53,800	40,287
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	2.020%	8/27/29	11,700	8,853

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Willis North America Inc.	3.600%	5/15/24	70,071	75,182
					22,003,200
Health Care (7.2%)
	AbbVie Inc.	3.375%	11/14/21	32,071	32,354
	AbbVie Inc.	2.150%	11/19/21	161,500	162,415
	AbbVie Inc.	5.000%	12/15/21	30,630	30,797
	AbbVie Inc.	3.450%	3/15/22	86,900	88,144
	AbbVie Inc.	3.250%	10/1/22	11,900	12,215
	AbbVie Inc.	2.900%	11/6/22	99,170	102,318
	AbbVie Inc.	3.200%	11/6/22	71,665	73,886
	AbbVie Inc.	2.300%	11/21/22	213,500	218,864
	AbbVie Inc.	2.800%	3/15/23	8,647	8,930
	AbbVie Inc.	2.850%	5/14/23	2,900	3,014
[8]	AbbVie Inc.	1.250%	6/1/24	14,505	17,848
	AbbVie Inc.	3.850%	6/15/24	56,807	61,501
	AbbVie Inc.	2.600%	11/21/24	307,610	325,128
	AbbVie Inc.	3.800%	3/15/25	46,212	50,633
	AbbVie Inc.	3.600%	5/14/25	11,042	12,064
	Aetna Inc.	2.750%	11/15/22	10,770	11,037
	Aetna Inc.	2.800%	6/15/23	46,265	48,089
	Aetna Inc.	3.500%	11/15/24	9,670	10,445
[7]	Alcon Finance Corp.	2.750%	9/23/26	14,700	15,667
	AmerisourceBergen Corp.	0.737%	3/15/23	46,030	46,113
	Amgen Inc.	2.700%	5/1/22	16,240	16,469
	Amgen Inc.	3.625%	5/15/22	1,349	1,373
	Amgen Inc.	1.900%	2/21/25	19,500	20,240
	Amgen Inc.	3.125%	5/1/25	33,400	36,014
	Anthem Inc.	0.450%	3/15/23	43,690	43,756
	Anthem Inc.	3.500%	8/15/24	12,029	12,968
	Anthem Inc.	2.375%	1/15/25	24,455	25,675
	Anthem Inc.	1.500%	3/15/26	26,395	26,894
	Astrazeneca Finance LLC	0.700%	5/28/24	86,300	86,412
	Astrazeneca Finance LLC	1.200%	5/28/26	86,250	86,927
	AstraZeneca plc	2.375%	6/12/22	2,810	2,858
	AstraZeneca plc	3.500%	8/17/23	9,645	10,232
	AstraZeneca plc	3.375%	11/16/25	25,583	28,172
[7]	Bausch Health Cos. Inc.	6.125%	4/15/25	10,579	10,808
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	1,840	1,880
[7]	Bausch Health Cos. Inc.	5.750%	8/15/27	2,103	2,213
[7]	Bausch Health Cos. Inc.	7.000%	1/15/28	1,100	1,154
[7]	Bausch Health Cos. Inc.	4.875%	6/1/28	1,410	1,454
	Baxalta Inc.	3.600%	6/23/22	1,984	2,030
	Baxalta Inc.	4.000%	6/23/25	13,304	14,740
[7]	Bayer U.S. Finance II LLC	3.875%	12/15/23	120,071	128,455
[7]	Bayer U.S. Finance II LLC	4.250%	12/15/25	45,879	51,324
[7]	Bayer U.S. Finance LLC	3.375%	10/8/24	29,600	31,799
	Becton Dickinson and Co.	2.894%	6/6/22	10,852	11,066
	Becton Dickinson and Co.	3.363%	6/6/24	70,503	75,485
	Biogen Inc.	3.625%	9/15/22	37,267	38,625
	Biogen Inc.	4.050%	9/15/25	14,800	16,525
	Boston Scientific Corp.	3.450%	3/1/24	48,016	51,307
	Boston Scientific Corp.	1.900%	6/1/25	44,255	45,829
	Boston Scientific Corp.	3.750%	3/1/26	5,900	6,581
	Bristol-Myers Squibb Co.	2.750%	2/15/23	35,279	36,533
	Bristol-Myers Squibb Co.	3.250%	2/20/23	2,911	3,037
	Bristol-Myers Squibb Co.	0.537%	11/13/23	17,530	17,542
	Bristol-Myers Squibb Co.	2.900%	7/26/24	114,773	122,581
	Bristol-Myers Squibb Co.	3.875%	8/15/25	9,645	10,738
	Bristol-Myers Squibb Co.	0.750%	11/13/25	48,500	48,358
	Bristol-Myers Squibb Co.	3.200%	6/15/26	61,924	68,214
	Cardinal Health Inc.	3.079%	6/15/24	9,000	9,559

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Centene Corp.	5.375%	6/1/26	10,920	11,374
	Cigna Corp.	3.050%	11/30/22	18,100	18,710
	Cigna Corp.	3.000%	7/15/23	59,164	61,891
	Cigna Corp.	3.750%	7/15/23	34,363	36,474
	Cigna Corp.	0.613%	3/15/24	14,000	14,005
	Cigna Corp.	3.500%	6/15/24	79,100	84,917
	Cigna Corp.	3.250%	4/15/25	24,000	25,938
	Cigna Corp.	4.125%	11/15/25	86,619	97,320
	Cigna Corp.	1.250%	3/15/26	32,550	32,833
	CommonSpirit Health	4.200%	8/1/23	1,900	2,029
	CommonSpirit Health	2.760%	10/1/24	47,945	50,510
	CommonSpirit Health	1.547%	10/1/25	32,500	32,986
	CVS Health Corp.	3.500%	7/20/22	27,981	28,698
	CVS Health Corp.	2.750%	12/1/22	44,825	46,015
	CVS Health Corp.	3.700%	3/9/23	117,215	123,111
	CVS Health Corp.	2.625%	8/15/24	53,400	56,385
	CVS Health Corp.	4.100%	3/25/25	62,625	69,472
	CVS Health Corp.	2.875%	6/1/26	24,293	26,228
	CVS Health Corp.	3.000%	8/15/26	19,500	21,168
[8]	Danaher Corp.	1.700%	3/30/24	14,510	18,081
	DH Europe Finance II Sarl	2.050%	11/15/22	82,095	83,963
	DH Europe Finance II Sarl	2.200%	11/15/24	96,626	101,044
[8]	DH Europe Finance II Sarl	0.200%	3/18/26	19,435	23,389
	Dignity Health	3.812%	11/1/24	970	1,055
	Encompass Health Corp.	4.500%	2/1/28	1,923	2,000
	Gilead Sciences Inc.	2.500%	9/1/23	35,875	37,322
	Gilead Sciences Inc.	0.750%	9/29/23	44,300	44,326
	Gilead Sciences Inc.	3.700%	4/1/24	46,615	50,093
	Gilead Sciences Inc.	3.500%	2/1/25	97,415	105,712
	Gilead Sciences Inc.	3.650%	3/1/26	80,087	88,712
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	10,379	10,941
	GlaxoSmithKline Capital plc	0.534%	10/1/23	4,502	4,513
	GlaxoSmithKline Capital plc	3.000%	6/1/24	85,619	91,390
	HCA Inc.	4.750%	5/1/23	14,000	14,986
	HCA Inc.	5.000%	3/15/24	96,830	107,149
	HCA Inc.	5.375%	2/1/25	5,023	5,687
	HCA Inc.	5.250%	4/15/25	47,142	54,086
[7]	Highmark Inc.	1.450%	5/10/26	51,010	51,453
[7]	Hill-Rom Holdings Inc.	4.375%	9/15/27	4,866	5,088
	Humana Inc.	0.650%	8/3/23	41,800	41,799
	Humana Inc.	3.850%	10/1/24	15,019	16,327
	Humana Inc.	4.500%	4/1/25	48,500	54,448
	Illumina Inc.	0.550%	3/23/23	24,500	24,542
	Laboratory Corp. of America Holdings	3.600%	2/1/25	11,700	12,657
	McKesson Corp.	2.700%	12/15/22	70,452	72,258
	McKesson Corp.	2.850%	3/15/23	29,215	30,142
	McKesson Corp.	3.796%	3/15/24	53,240	57,281
	McKesson Corp.	0.900%	12/3/25	33,940	33,799
	Medtronic Inc.	3.500%	3/15/25	24,718	27,178
	Merck & Co. Inc.	2.750%	2/10/25	12,355	13,201
[7]	Mylan Inc.	3.125%	1/15/23	27,015	27,987
[7]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	9,705	9,953
	Pfizer Inc.	0.800%	5/28/25	22,135	22,298
	Quest Diagnostics Inc.	3.500%	3/30/25	11,655	12,686
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	7,505
[7]	Royalty Pharma plc	0.750%	9/2/23	55,500	55,670
[7]	Royalty Pharma plc	1.200%	9/2/25	37,250	37,206
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	67,355	70,393
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	46,630	50,798
	SSM Health Care Corp.	3.688%	6/1/23	35,540	37,421
	Stryker Corp.	1.150%	6/15/25	48,500	48,972

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	3.375%	11/1/25	14,800	16,208
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	39,836	43,177
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,581
[7]	Tenet Healthcare Corp.	7.500%	4/1/25	660	710
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,465
[7]	Tenet Healthcare Corp.	4.250%	6/1/29	2,644	2,694
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	21,067	23,383
	UnitedHealth Group Inc.	2.375%	10/15/22	13,635	13,980
	UnitedHealth Group Inc.	2.875%	3/15/23	18,390	19,164
	UnitedHealth Group Inc.	3.500%	2/15/24	44,480	47,874
	UnitedHealth Group Inc.	0.550%	5/15/24	30,240	30,262
	UnitedHealth Group Inc.	2.375%	8/15/24	49,992	52,685
	UnitedHealth Group Inc.	3.750%	7/15/25	8,402	9,370
	UnitedHealth Group Inc.	1.250%	1/15/26	10,320	10,485
	UnitedHealth Group Inc.	1.150%	5/15/26	14,465	14,595
[8]	Utah Acquisition Sub Inc.	2.250%	11/22/24	45,974	58,432
	Viatris Inc.	0.404%	12/15/21	32,000	31,932
[7]	Viatris Inc.	1.125%	6/22/22	65,500	65,897
[7]	Viatris Inc.	1.650%	6/22/25	64,981	66,181
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	11,000	11,155
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	45,653	49,638
	Zoetis Inc.	3.250%	2/1/23	12,665	13,117
	Zoetis Inc.	4.500%	11/13/25	29,000	33,058
					5,664,907
Industrials (5.3%)
	3M Co.	2.650%	4/15/25	19,255	20,556
[7,15]	Air Canada	3.875%	8/15/26	3,605	3,615
[7]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	840	839
[7]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	1,250	1,254
[7]	Allison Transmission Inc.	4.750%	10/1/27	3,993	4,168
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	7,985	8,354
[7]	AP Moller - Maersk A/S	3.875%	9/28/25	27,700	30,577
[7]	Aramark Services Inc.	6.375%	5/1/25	5,150	5,430
[7]	Aramark Services Inc.	5.000%	2/1/28	1,100	1,144
[10]	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	7,344
[10]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	12,690	9,573
	Block Financial LLC	5.250%	10/1/25	4,600	5,268
	Boeing Co.	2.700%	5/1/22	14,095	14,329
	Boeing Co.	1.167%	2/4/23	5,800	5,819
	Boeing Co.	4.508%	5/1/23	174,223	185,096
	Boeing Co.	1.875%	6/15/23	19,781	20,165
	Boeing Co.	1.433%	2/4/24	222,700	223,190
	Boeing Co.	2.800%	3/1/24	28,830	30,073
	Boeing Co.	2.850%	10/30/24	7,500	7,901
	Boeing Co.	4.875%	5/1/25	182,695	204,862
	Boeing Co.	2.600%	10/30/25	10,553	10,986
	Boeing Co.	2.750%	2/1/26	11,295	11,822
	Boeing Co.	2.196%	2/4/26	388,100	391,445
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,480	10,229
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	20,265	21,913
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,590	1,718
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	15,760	19,793
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	10,184
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,760
	Carrier Global Corp.	2.242%	2/15/25	138,435	144,830
	Caterpillar Financial Services Corp.	0.450%	9/14/23	41,280	41,386
	Caterpillar Financial Services Corp.	2.850%	5/17/24	5,580	5,939
	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,305	11,855
	Caterpillar Financial Services Corp.	0.800%	11/13/25	25,475	25,473

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Clark Equipment Co.	5.875%	6/1/25	1,790	1,894
[7]	Clean Harbors Inc.	4.875%	7/15/27	8,014	8,417
	CNH Industrial Capital LLC	3.875%	10/15/21	7,362	7,412
	CNH Industrial Capital LLC	4.375%	4/5/22	22,700	23,276
	CNH Industrial Capital LLC	1.950%	7/2/23	23,960	24,570
	CNH Industrial Capital LLC	1.875%	1/15/26	30,663	31,479
	CNH Industrial Capital LLC	1.450%	7/15/26	38,840	39,051
	CNH Industrial NV	4.500%	8/15/23	48,980	52,675
	CSX Corp.	3.400%	8/1/24	51,900	55,947
	CSX Corp.	3.350%	11/1/25	4,021	4,406
[4]	CSX Transportation Inc.	6.251%	1/15/23	1,766	1,902
	Cummins Inc.	0.750%	9/1/25	6,705	6,697
	Deere & Co.	2.750%	4/15/25	21,290	22,797
	Delta Air Lines Inc.	2.900%	10/28/24	2,105	2,135
[7]	Delta Air Lines Inc.	7.000%	5/1/25	54,563	64,194
[4,7]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	95,574	102,865
	Dover Corp.	3.150%	11/15/25	6,115	6,609
[8]	easyJet plc	0.875%	6/11/25	1,000	1,190
	Embraer Netherlands Finance BV	5.050%	6/15/25	3,078	3,232
	Embraer Netherlands Finance BV	5.400%	2/1/27	2,365	2,499
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,369
	Embraer SA	5.150%	6/15/22	21,700	22,285
	General Dynamics Corp.	3.250%	4/1/25	51,954	56,433
	General Dynamics Corp.	3.500%	5/15/25	31,690	34,806
[7]	H&E Equipment Services Inc.	3.875%	12/15/28	4,535	4,500
[9]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	17,037
[8]	Honeywell International Inc.	0.000%	3/10/24	7,500	8,965
	Honeywell International Inc.	1.350%	6/1/25	27,400	28,030
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,717	66,498
[8]	John Deere Cash Management SARL	1.375%	4/2/24	14,505	18,009
	Johnson Controls International plc	3.625%	7/2/24	8,998	9,688
	L3Harris Technologies Inc.	3.850%	6/15/23	119,000	126,251
	L3Harris Technologies Inc.	3.950%	5/28/24	13,700	14,847
	L3Harris Technologies Inc.	3.832%	4/27/25	4,620	5,081
	Lennox International Inc.	1.350%	8/1/25	6,770	6,845
	Lockheed Martin Corp.	2.900%	3/1/25	3,855	4,142
	Lockheed Martin Corp.	3.550%	1/15/26	12,099	13,426
[7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	117,751	128,172
[6,10]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.475%	7/12/24	5,900	4,324
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	8,645
	Norfolk Southern Corp.	2.900%	6/15/26	10,060	10,888
	Northrop Grumman Corp.	2.930%	1/15/25	65,480	69,842
	Otis Worldwide Corp.	2.056%	4/5/25	111,358	115,819
	Parker-Hannifin Corp.	3.500%	9/15/22	5,800	6,003
	Parker-Hannifin Corp.	3.300%	11/21/24	9,810	10,538
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	3,470	3,653
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	10,169	10,498
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	4,340	4,623
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	61,977	66,398
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,835	58,674
	Precision Castparts Corp.	2.500%	1/15/23	3,087	3,172
[10]	Qantas Airways Ltd.	7.750%	5/19/22	37,020	28,599
[10]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	5,280	4,039
	Raytheon Technologies Corp.	2.800%	3/15/22	81,866	82,977
	Raytheon Technologies Corp.	2.500%	12/15/22	41,910	42,939
	Raytheon Technologies Corp.	3.650%	8/16/23	10,178	10,790
	Raytheon Technologies Corp.	3.200%	3/15/24	142,359	151,613
	Raytheon Technologies Corp.	3.950%	8/16/25	50,870	56,683
	Republic Services Inc.	2.500%	8/15/24	1,182	1,243

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic Services Inc.	3.200%	3/15/25	11,715	12,640
	Republic Services Inc.	0.875%	11/15/25	14,500	14,411
[7]	Rolls-Royce plc	3.625%	10/14/25	2,115	2,131
[7]	Rolls-Royce plc	5.750%	10/15/27	8,001	8,766
	Ryder System Inc.	2.875%	6/1/22	43,650	44,489
	Ryder System Inc.	2.500%	9/1/22	14,200	14,503
	Ryder System Inc.	3.650%	3/18/24	72,895	78,402
[7]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	73,340	73,586
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	42,600	42,908
	Southwest Airlines Co.	2.750%	11/16/22	29,000	29,759
	Southwest Airlines Co.	4.750%	5/4/23	84,507	90,516
	Southwest Airlines Co.	5.250%	5/4/25	41,341	47,246
	Southwest Airlines Co.	3.000%	11/15/26	6,800	7,315
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	23,286
	Teledyne Technologies Inc.	1.600%	4/1/26	58,250	58,956
[7]	TransDigm Inc.	8.000%	12/15/25	6,865	7,382
[7]	TransDigm Inc.	6.250%	3/15/26	6,000	6,299
	TransDigm Inc.	5.500%	11/15/27	4,600	4,750
	Tyco Electronics Group SA	3.500%	2/3/22	41,318	41,646
	Tyco Electronics Group SA	3.450%	8/1/24	26,462	28,371
[4]	UAL Series 2007-1 Pass Through Trust	6.636%	1/2/24	10,241	10,598
	Union Pacific Corp.	2.950%	3/1/22	25,790	26,195
	Union Pacific Corp.	2.950%	1/15/23	22,500	23,189
	Union Pacific Corp.	3.500%	6/8/23	29,614	31,268
	Union Pacific Corp.	3.646%	2/15/24	9,600	10,279
	Union Pacific Corp.	3.150%	3/1/24	47,090	50,203
	Union Pacific Corp.	3.250%	1/15/25	1,415	1,528
	Union Pacific Corp.	3.250%	8/15/25	6,872	7,490
	Union Pacific Corp.	2.750%	3/1/26	8,717	9,377
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	9,062	9,491
	United Airlines Holdings Inc.	4.875%	1/15/25	2,170	2,224
[7]	United Airlines Inc.	4.375%	4/15/26	7,715	7,937
[8]	United Parcel Service Inc.	0.375%	11/15/23	12,145	14,636
	United Rentals North America Inc.	3.875%	11/15/27	6,608	6,903
[4]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	4,329	4,351
	Waste Management Inc.	2.400%	5/15/23	1,600	1,654
	Waste Management Inc.	0.750%	11/15/25	22,100	21,988
[7]	WESCO Distribution Inc.	7.250%	6/15/28	4,611	5,137
[10]	WSO Finance Pty Ltd.	3.500%	7/14/23	9,950	7,615
					4,170,906
Materials (2.2%)
[7]	Air Liquide Finance SA	2.250%	9/27/23	44,520	46,160
[7]	Air Liquide Finance SA	2.500%	9/27/26	200	214
[7]	Arconic Corp.	6.000%	5/15/25	1,058	1,118
[7]	Arconic Rolled Products Corp.	6.125%	2/15/28	2,224	2,378
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	8,019	8,369
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	5,030	5,191
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,376	2,506
	Ball Corp.	5.000%	3/15/22	875	895
	Ball Corp.	4.000%	11/15/23	7,285	7,742
	Ball Corp.	4.875%	3/15/26	2,775	3,098
[7]	Berry Global Inc.	0.950%	2/15/24	67,435	67,624
[7]	Berry Global Inc.	1.570%	1/15/26	72,398	72,931
[7]	Berry Global Inc.	4.875%	7/15/26	6,265	6,608
[7]	Berry Global Inc.	5.625%	7/15/27	22,883	24,148
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,225	4,543
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	1,560	1,714
[7]	CANPACK SA / Eastern PA Land Investment Holding LLC	3.125%	11/1/25	1,792	1,823
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	61,351	64,348
[8]	CRH Finland Services Oyj	0.875%	11/5/23	4,500	5,471

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	4.550%	11/30/25	24,580	28,108
	Dow Chemical Co.	3.625%	5/15/26	74,933	83,378
	DuPont de Nemours Inc.	4.205%	11/15/23	105,429	113,829
	DuPont de Nemours Inc.	4.493%	11/15/25	63,465	72,213
	Eastman Chemical Co.	3.600%	8/15/22	16,870	17,295
	Eastman Chemical Co.	3.800%	3/15/25	22,387	24,492
	EI du Pont de Nemours and Co.	1.700%	7/15/25	14,540	14,989
[7]	Element Solutions Inc.	3.875%	9/1/28	3,447	3,521
	FMC Corp.	3.950%	2/1/22	19,660	19,828
[7]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	1,040	1,133
	Freeport-McMoRan Inc.	4.550%	11/14/24	26,375	28,674
	Freeport-McMoRan Inc.	4.375%	8/1/28	8,228	8,704
[7]	Georgia-Pacific LLC	0.625%	5/15/24	146,305	146,639
[7]	Georgia-Pacific LLC	1.750%	9/30/25	71,540	73,923
[7]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	71,434
[9]	Glencore Finance Europe Ltd.	6.000%	4/3/22	11,129	16,016
[8]	Glencore Finance Europe Ltd.	1.750%	3/17/25	7,286	9,113
[8]	Glencore Finance Europe Ltd.	3.750%	4/1/26	10,105	13,774
[7]	Graphic Packaging International LLC	0.821%	4/15/24	33,975	33,836
[7]	Graphic Packaging International LLC	3.500%	3/15/28	625	634
[7]	Graphic Packaging International LLC	3.500%	3/1/29	1,775	1,768
[7]	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	20,675	20,934
[7]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	24,212	26,586
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,593	1,603
[7]	Ingevity Corp.	3.875%	11/1/28	2,075	2,075
[7]	International Flavors & Fragrances Inc.	0.697%	9/15/22	16,395	16,418
[7]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	2,063	2,112
	LYB International Finance BV	4.000%	7/15/23	21,204	22,624
	LYB International Finance III LLC	2.875%	5/1/25	28,970	30,970
	LYB International Finance III LLC	1.250%	10/1/25	52,860	53,157
	LyondellBasell Industries NV	5.750%	4/15/24	56,973	63,835
	Martin Marietta Materials Inc.	0.650%	7/15/23	10,500	10,519
	Mosaic Co.	4.250%	11/15/23	20,576	22,068
	Newmont Corp.	3.500%	3/15/22	40	40
	Newmont Corp.	3.700%	3/15/23	9,921	10,345
	Nucor Corp.	2.000%	6/1/25	14,030	14,610
	Nutrien Ltd.	3.150%	10/1/22	14,048	14,401
	Nutrien Ltd.	1.900%	5/13/23	53,606	54,914
	Nutrien Ltd.	3.500%	6/1/23	8,604	9,011
	Nutrien Ltd.	3.625%	3/15/24	5,189	5,547
	Nutrien Ltd.	3.375%	3/15/25	16,185	17,504
	Nutrien Ltd.	3.000%	4/1/25	26,277	28,119
[7]	OCI NV	5.250%	11/1/24	1,512	1,556
[7]	OCI NV	4.625%	10/15/25	1,584	1,641
	Packaging Corp. of America	3.650%	9/15/24	339	367
	PPG Industries Inc.	1.200%	3/15/26	31,690	31,855
[7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	6,921	6,913
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	4,495	4,972
	Sherwin-Williams Co.	4.200%	1/15/22	1,581	1,594
	Sherwin-Williams Co.	3.125%	6/1/24	43	46
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	15,378
	Steel Dynamics Inc.	2.400%	6/15/25	16,055	16,862
[7]	Trivium Packaging Finance BV	5.500%	8/15/26	400	419
	WestRock RKT LLC	4.000%	3/1/23	37,452	39,162
	WRKCo Inc.	3.000%	9/15/24	38,578	40,988
	WRKCo Inc.	3.750%	3/15/25	8,107	8,886
					1,708,213
Real Estate (3.5%)
[8]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,765
[9]	Akelius Residential Property AB	2.375%	8/15/25	26,941	39,215

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Ale Direct Property Trust	4.000%	8/20/22	10,880	8,160
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	69,140	75,536
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	6,800	7,118
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	25,730	28,045
	American Tower Corp.	3.000%	6/15/23	58,755	61,493
	American Tower Corp.	0.600%	1/15/24	48,370	48,358
	American Tower Corp.	3.375%	5/15/24	26,786	28,648
	American Tower Corp.	2.950%	1/15/25	9,754	10,395
	American Tower Corp.	2.400%	3/15/25	63,857	66,912
	American Tower Corp.	4.000%	6/1/25	13,200	14,541
	American Tower Corp.	1.600%	4/15/26	67,914	69,004
[8]	American Tower Corp.	0.450%	1/15/27	19,437	23,307
[8]	Aroundtown SA	0.375%	9/23/22	27,000	32,264
[8]	Aroundtown SA	0.625%	7/9/25	24,300	29,410
[8]	Aroundtown SA	1.625%	12/31/99	200	233
	AvalonBay Communities Inc.	2.850%	3/15/23	12,000	12,387
	Boston Properties LP	3.125%	9/1/23	42,320	44,318
	Boston Properties LP	3.200%	1/15/25	12,424	13,328
	Brandywine Operating Partnership LP	3.950%	2/15/23	11,910	12,440
	Brandywine Operating Partnership LP	4.100%	10/1/24	14,155	15,322
	Brixmor Operating Partnership LP	3.250%	9/15/23	1,360	1,429
	Brixmor Operating Partnership LP	3.650%	6/15/24	37,375	40,233
	Brixmor Operating Partnership LP	3.850%	2/1/25	15,114	16,492
	Camden Property Trust	2.950%	12/15/22	34,360	35,363
	Camden Property Trust	4.875%	6/15/23	3,435	3,663
	Camden Property Trust	4.250%	1/15/24	46,982	50,515
	Camden Property Trust	3.500%	9/15/24	2,785	2,996
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	29,741	31,441
	Corporate Office Properties LP	5.000%	7/1/25	2,420	2,738
	Corporate Office Properties LP	2.250%	3/15/26	31,330	32,452
	Crown Castle International Corp.	3.150%	7/15/23	41,835	43,919
	Crown Castle International Corp.	3.200%	9/1/24	69,394	74,140
	Crown Castle International Corp.	1.350%	7/15/25	29,140	29,491
	Crown Castle International Corp.	3.700%	6/15/26	45,719	50,657
	Crown Castle International Corp.	1.050%	7/15/26	81,089	80,045
[7]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	4,288	4,397
	CubeSmart LP	4.375%	12/15/23	11,340	12,235
	CubeSmart LP	4.000%	11/15/25	7,260	8,060
[8]	Digital Dutch Finco BV	0.625%	7/15/25	13,205	16,065
[8]	Digital Euro Finco LLC	2.625%	4/15/24	13,361	16,976
	Digital Realty Trust LP	4.750%	10/1/25	24,145	27,555
	Duke Realty LP	3.750%	12/1/24	2,760	3,001
	Duke Realty LP	3.250%	6/30/26	11,070	12,095
	Equinix Inc.	1.450%	5/15/26	9,710	9,784
	Equinix Inc.	2.900%	11/18/26	17,520	18,887
	ERP Operating LP	3.000%	4/15/23	46,795	48,626
	ERP Operating LP	3.375%	6/1/25	20,200	21,962
[8]	Fastighets AB Balder	1.875%	3/14/25	9,700	12,155
	Federal Realty Investment Trust	2.750%	6/1/23	18,030	18,668
	Federal Realty Investment Trust	3.950%	1/15/24	23,874	25,600
[7]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	4,295	4,339
	Healthcare Realty Trust Inc.	3.875%	5/1/25	1,900	2,078
	Healthpeak Properties Inc.	3.400%	2/1/25	3,942	4,249
	Healthpeak Properties Inc.	1.350%	2/1/27	43,700	43,909
	Highwoods Realty LP	3.625%	1/15/23	5,280	5,454
	Host Hotels & Resorts LP	4.000%	6/15/25	7,560	8,235
[7]	IIP Operating Partnership LP	5.500%	5/25/26	27,600	28,816
	Kilroy Realty LP	3.450%	12/15/24	21,115	22,661
	Kilroy Realty LP	4.375%	10/1/25	5,685	6,359
	Kimco Realty Corp.	3.125%	6/1/23	26,640	27,756
	Kimco Realty Corp.	2.700%	3/1/24	28,329	29,695

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty Corp.	3.300%	2/1/25	52,530	56,718
[8]	Kojamo Oyj	1.500%	6/19/24	4,850	5,980
[8]	Logicor Financing Sarl	0.750%	7/15/24	5,068	6,135
[8]	Logicor Financing Sarl	2.250%	5/13/25	4,855	6,197
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	10,542	11,428
[7]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	4,492	4,780
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,086	1,160
	Mid-America Apartments LP	4.300%	10/15/23	2,000	2,145
	Mid-America Apartments LP	3.750%	6/15/24	4,540	4,901
	Mid-America Apartments LP	4.000%	11/15/25	3,890	4,335
	National Retail Properties Inc.	3.900%	6/15/24	25,562	27,633
	National Retail Properties Inc.	4.000%	11/15/25	9,593	10,676
	Office Properties Income Trust	2.650%	6/15/26	12,500	12,853
	Omega Healthcare Investors Inc.	4.375%	8/1/23	2,397	2,554
	Omega Healthcare Investors Inc.	4.950%	4/1/24	16,340	17,834
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,690	11,738
	Omega Healthcare Investors Inc.	5.250%	1/15/26	21,350	24,492
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	54,524	55,385
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	6,708
[7]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	1,225	1,321
	Realty Income Corp.	3.875%	7/15/24	6,871	7,452
	Realty Income Corp.	3.875%	4/15/25	27,930	30,939
	Realty Income Corp.	0.750%	3/15/26	9,960	9,855
[9]	Realty Income Corp.	1.125%	7/13/27	13,900	19,251
	Regency Centers LP	3.750%	6/15/24	1,115	1,196
	Sabra Health Care LP	4.800%	6/1/24	50,994	55,914
[8]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	6,700	8,360
	Simon Property Group LP	2.350%	1/30/22	28,290	28,438
	Simon Property Group LP	2.625%	6/15/22	25,666	26,048
	Simon Property Group LP	2.750%	2/1/23	5,300	5,458
	Simon Property Group LP	2.750%	6/1/23	16,123	16,716
	Simon Property Group LP	3.750%	2/1/24	30,620	32,787
	Simon Property Group LP	2.000%	9/13/24	79,690	82,770
	Simon Property Group LP	3.375%	10/1/24	47,028	50,726
	Simon Property Group LP	3.500%	9/1/25	48,883	53,624
	Simon Property Group LP	3.300%	1/15/26	9,640	10,522
[7]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	7,904	8,420
[7]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	1,125	1,130
	Ventas Realty LP	3.125%	6/15/23	13,265	13,804
	Ventas Realty LP	3.500%	4/15/24	37,091	39,635
	Ventas Realty LP	3.750%	5/1/24	6,012	6,453
	Ventas Realty LP	2.650%	1/15/25	12,310	12,995
	Ventas Realty LP	3.500%	2/1/25	4,820	5,217
	VEREIT Operating Partnership LP	4.600%	2/6/24	40,387	43,951
	VEREIT Operating Partnership LP	4.625%	11/1/25	68,748	78,252
	VEREIT Operating Partnership LP	4.875%	6/1/26	77,754	90,324
	Vornado Realty LP	2.150%	6/1/26	11,600	11,897
[7]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	7,140	7,662
	Weingarten Realty Investors	3.500%	4/15/23	13,765	14,327
	Weingarten Realty Investors	4.450%	1/15/24	11,302	12,157
	Welltower Inc.	3.625%	3/15/24	28,402	30,455
	Welltower Inc.	4.000%	6/1/25	72,809	80,582
[9]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	9,252
					2,760,932
Technology (4.5%)
	Analog Devices Inc.	2.950%	4/1/25	12,190	13,083
	Apple Inc.	3.000%	2/9/24	38,325	40,647
	Apple Inc.	3.450%	5/6/24	49,061	53,038

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.850%	5/11/24	78,285	83,145
	Apple Inc.	2.750%	1/13/25	38,558	41,207
	Apple Inc.	0.700%	2/8/26	26,018	25,889
	Apple Inc.	3.250%	2/23/26	36,351	39,971
	Apple Inc.	2.450%	8/4/26	47,762	51,083
	Apple Inc.	2.050%	9/11/26	66,330	69,670
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	11,899	12,687
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,200	20,506
	Broadcom Inc.	3.625%	10/15/24	73,287	79,507
	Broadcom Inc.	4.700%	4/15/25	93,309	104,963
	Broadcom Inc.	3.150%	11/15/25	39,911	42,901
	Broadcom Inc.	4.250%	4/15/26	51,447	57,750
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	2,960	3,073
	Citrix Systems Inc.	1.250%	3/1/26	19,405	19,318
[7]	Clarivate Science Holdings Corp.	3.875%	6/30/28	4,285	4,323
[7]	CommScope Inc.	5.500%	3/1/24	3,270	3,365
[7]	CommScope Inc.	6.000%	3/1/26	2,321	2,432
[7]	CommScope Inc.	8.250%	3/1/27	612	648
[7]	CommScope Inc.	7.125%	7/1/28	1,801	1,942
[7]	CommScope Technologies Finance LLC	6.000%	6/15/25	2,910	2,954
	Dell International LLC / EMC Corp.	5.450%	6/15/23	42,996	46,461
	Dell International LLC / EMC Corp.	4.000%	7/15/24	29,155	31,709
	Dell International LLC / EMC Corp.	5.850%	7/15/25	71,657	84,187
	Dell International LLC / EMC Corp.	6.020%	6/15/26	79,070	95,180
	Dell International LLC / EMC Corp.	4.900%	10/1/26	14,325	16,677
[7]	Entegris Inc.	4.375%	4/15/28	2,096	2,203
[7]	Entegris Inc.	3.625%	5/1/29	2,125	2,180
	Equifax Inc.	3.950%	6/15/23	9,450	10,026
	Equifax Inc.	2.600%	12/1/24	95,144	100,342
	Equifax Inc.	2.600%	12/15/25	48,800	51,819
[8]	Fidelity National Information Services Inc.	0.125%	12/3/22	32,000	38,174
[8]	Fidelity National Information Services Inc.	0.750%	5/21/23	16,256	19,615
	Fidelity National Information Services Inc.	0.600%	3/1/24	31,060	31,064
	Fiserv Inc.	3.800%	10/1/23	2,528	2,702
	Fiserv Inc.	2.750%	7/1/24	162,005	171,524
	Fiserv Inc.	3.200%	7/1/26	375	408
	Global Payments Inc.	1.200%	3/1/26	29,500	29,455
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,385	38,894
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,340	22,112
	HP Inc.	2.200%	6/17/25	86,341	89,883
[7]	HP Inc.	1.450%	6/17/26	71,207	71,392
	Intel Corp.	3.700%	7/29/25	6,650	7,345
	International Business Machines Corp.	3.625%	2/12/24	36,694	39,517
	International Business Machines Corp.	3.000%	5/15/24	73,405	78,243
	International Business Machines Corp.	3.300%	5/15/26	132,314	146,212
	Intuit Inc.	0.950%	7/15/25	1,950	1,964
	Juniper Networks Inc.	1.200%	12/10/25	41,930	42,059
[7]	Marvell Technology Inc.	4.200%	6/22/23	29,250	31,029
	Micron Technology Inc.	2.497%	4/24/23	8,030	8,292
	Micron Technology Inc.	4.640%	2/6/24	23,880	26,096
	Microsoft Corp.	3.125%	11/3/25	8,570	9,383
[7]	NCR Corp.	8.125%	4/15/25	1,940	2,108
[7]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	1,365	1,442
	NVIDIA Corp.	0.584%	6/14/24	79,440	79,748
[7]	NXP BV / NXP Funding LLC	3.875%	9/1/22	107,314	111,067
[7]	NXP BV / NXP Funding LLC	4.625%	6/1/23	22,660	24,283
[7]	NXP BV / NXP Funding LLC	4.875%	3/1/24	78,750	86,590
	Oracle Corp.	2.625%	2/15/23	34,041	35,129
	Oracle Corp.	3.625%	7/15/23	4,650	4,929
	Oracle Corp.	2.400%	9/15/23	107,713	111,575
	Oracle Corp.	3.400%	7/8/24	31,165	33,389

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.950%	11/15/24	43,813	46,737
	Oracle Corp.	2.500%	4/1/25	86,750	91,319
	Oracle Corp.	2.950%	5/15/25	38,853	41,479
	Oracle Corp.	1.650%	3/25/26	137,840	140,495
	Oracle Corp.	2.650%	7/15/26	13,151	13,963
	PayPal Holdings Inc.	2.200%	9/26/22	60,948	62,325
	Roper Technologies Inc.	3.800%	12/15/26	8,148	9,155
[7]	Sabre GLBL Inc.	9.250%	4/15/25	1,305	1,527
[7]	Sabre GLBL Inc.	7.375%	9/1/25	2,965	3,170
[7]	Seagate HDD Cayman	3.125%	7/15/29	4,835	4,739
	Skyworks Solutions Inc.	0.900%	6/1/23	11,710	11,755
	Skyworks Solutions Inc.	1.800%	6/1/26	54,006	54,984
[7]	Square Inc.	2.750%	6/1/26	2,460	2,515
[7]	SS&C Technologies Inc.	5.500%	9/30/27	5,951	6,294
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	19,462
	Verisk Analytics Inc.	4.000%	6/15/25	52,010	57,629
	Visa Inc.	3.150%	12/14/25	45,070	49,432
	VMware Inc.	2.950%	8/21/22	47,262	48,422
	VMware Inc.	0.600%	8/15/23	34,000	34,057
	VMware Inc.	4.500%	5/15/25	149,682	167,677
	VMware Inc.	1.400%	8/15/26	57,000	57,199
	Western Digital Corp.	4.750%	2/15/26	12,096	13,433
					3,548,277
Utilities (3.9%)
	AEP Texas Inc.	2.400%	10/1/22	22,670	23,190
	Ameren Corp.	2.500%	9/15/24	32,940	34,661
	Ameren Illinois Co.	3.250%	3/1/25	11,340	12,263
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	9,662
	Atmos Energy Corp.	0.625%	3/9/23	39,550	39,558
[8]	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	400	487
[6,10]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	0.430%	7/1/24	9,500	6,879
	Baltimore Gas and Electric Co.	2.800%	8/15/22	4,375	4,458
	Baltimore Gas and Electric Co.	3.350%	7/1/23	3,142	3,295
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	69,517	74,245
[8]	Cadent Finance plc	0.625%	9/22/24	14,465	17,583
[7]	Calpine Corp.	4.500%	2/15/28	7,320	7,543
	CenterPoint Energy Inc.	2.500%	9/1/22	15,280	15,603
	CenterPoint Energy Inc.	3.850%	2/1/24	2,467	2,647
	CenterPoint Energy Inc.	2.500%	9/1/24	15,867	16,635
	CenterPoint Energy Inc.	1.450%	6/1/26	38,870	39,343
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	31,670	31,674
	Clearway Energy Operating LLC	5.000%	9/15/26	6,997	7,192
	Commonwealth Edison Co.	3.100%	11/1/24	5,620	6,014
	Consolidated Edison Inc.	0.650%	12/1/23	40,295	40,315
[10]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,050	6,501
	Dominion Energy Inc.	2.750%	9/15/22	35,582	36,300
[7]	Dominion Energy Inc.	2.450%	1/15/23	1,890	1,945
	Dominion Energy Inc.	3.300%	3/15/25	47,212	51,231
	Dominion Energy Inc.	1.450%	4/15/26	48,550	49,107
[6]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.649%	9/15/23	31,810	31,825
	DTE Electric Co.	3.375%	3/1/25	298	323
	DTE Energy Co.	2.250%	11/1/22	80,850	82,696
	DTE Energy Co.	1.050%	6/1/25	27,760	27,852
	Duke Energy Corp.	3.227%	3/11/22	290,625	295,641
	Duke Energy Corp.	3.950%	10/15/23	15,085	16,092
	Duke Energy Corp.	3.750%	4/15/24	7,091	7,635
	Duke Energy Corp.	0.900%	9/15/25	43,565	43,374
	Duke Energy Ohio Inc.	3.800%	9/1/23	11,620	12,337
	Duke Energy Progress LLC	3.250%	8/15/25	7,798	8,500
[9]	E.ON International Finance BV	5.500%	7/6/22	22,300	32,431
[9]	E.ON International Finance BV	5.625%	12/6/23	2,945	4,562

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	East Ohio Gas Co.	1.300%	6/15/25	9,715	9,814
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	12,700	13,448
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,830	5,066
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	12,757	13,806
[7]	Electricite de France SA	4.500%	9/21/28	16,050	18,819
[7]	Emera U.S. Finance LP	0.833%	6/15/24	6,800	6,784
[7]	Enel Finance International NV	1.375%	7/12/26	48,500	48,813
[8]	Enel SPA	3.375%	11/24/81	400	529
[7]	Engie SA	2.875%	10/10/22	10,649	10,957
[8]	Engie SA	0.875%	3/27/24	2,500	3,053
	Entergy Arkansas LLC	3.050%	6/1/23	7,190	7,479
	Entergy Arkansas LLC	3.700%	6/1/24	9,388	10,143
	Entergy Arkansas LLC	3.500%	4/1/26	23,522	26,030
	Entergy Corp.	4.000%	7/15/22	41,151	42,326
	Entergy Corp.	0.900%	9/15/25	48,975	48,652
	Entergy Corp.	2.950%	9/1/26	90,500	97,555
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	22,680	26,079
	Entergy Louisiana LLC	4.050%	9/1/23	11,650	12,401
	Entergy Louisiana LLC	0.620%	11/17/23	30,780	30,796
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,835
[6,10]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.040%	1.064%	12/13/23	5,000	3,700
	Evergy Inc.	2.450%	9/15/24	48,500	50,991
	Eversource Energy	0.800%	8/15/25	11,595	11,559
	Exelon Corp.	3.950%	6/15/25	21,742	23,990
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,717
	FirstEnergy Corp.	4.650%	7/15/27	3,995	4,458
	Florida Power & Light Co.	2.850%	4/1/25	15,630	16,777
	Georgia Power Co.	2.200%	9/15/24	23,973	25,032
[8]	IE2 Holdco SAU	2.375%	11/27/23	19,400	24,164
[8]	IE2 Holdco SAU	2.875%	6/1/26	10,600	14,082
	ITC Holdings Corp.	2.700%	11/15/22	29,250	30,049
	Korea Midland Power Co. Ltd	2.375%	7/22/22	9,809	9,994
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	27,758	28,148
	MidAmerican Energy Co.	3.700%	9/15/23	4,370	4,631
	MidAmerican Energy Co.	3.500%	10/15/24	1,000	1,082
	National Fuel Gas Co.	5.500%	1/15/26	9,705	11,298
[8]	National Grid Electricity Transmission plc	0.190%	1/20/25	13,007	15,611
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	9,777	10,099
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	800	846
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	51,745	52,654
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	2,895	2,990
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	93,210	93,553
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	34,601	36,828
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	36,353	38,755
[7]	NRG Energy Inc.	2.000%	12/2/25	18,522	19,027
	NRG Energy Inc.	7.250%	5/15/26	20,652	21,476
	NRG Energy Inc.	6.625%	1/15/27	4,969	5,145
	NSTAR Electric Co.	2.375%	10/15/22	16,235	16,546
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,600	3,676
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	47,575	50,516
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	13,637	14,629
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,695	10,523
	ONE Gas Inc.	0.850%	3/11/23	24,270	24,276
	Pacific Gas and Electric Co.	3.500%	6/15/25	9,665	10,145
	Pacific Gas and Electric Co.	3.450%	7/1/25	9,665	10,094
	PacifiCorp	3.600%	4/1/24	16,160	17,340
	PacifiCorp	3.350%	7/1/25	17,720	19,273
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	2,223	2,297
	PECO Energy Co.	3.150%	10/15/25	3,885	4,223
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	23,156	23,474
	Potomac Electric Power Co.	3.600%	3/15/24	10,425	11,184

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progress Energy Inc.	3.150%	4/1/22	17,667	17,876
	Public Service Electric and Gas Co.	3.000%	5/15/25	8,340	8,966
	Public Service Enterprise Group Inc.	2.650%	11/15/22	1,455	1,496
	Public Service Enterprise Group Inc.	2.875%	6/15/24	65,543	69,578
	Public Service Enterprise Group Inc.	0.800%	8/15/25	49,115	48,876
	Puget Energy Inc.	5.625%	7/15/22	47,334	49,008
	Sempra Energy	2.900%	2/1/23	16,585	17,152
	Southern California Edison Co.	0.700%	4/3/23	29,130	29,211
	Southern California Gas Co.	2.600%	6/15/26	19,070	20,413
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,827
	Southern Power Co.	0.900%	1/15/26	9,700	9,621
	Southwestern Electric Power Co.	3.550%	2/15/22	13,170	13,285
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	35,811
	Southwestern Public Service Co.	3.300%	6/15/24	41,903	44,593
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	9,432
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	16,600	16,858
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	10,775	11,354
[10]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	6,180	4,752
[10]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	24,200	19,369
[6,10]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	0.305%	1/15/22	56,190	41,147
	Virginia Electric and Power Co.	3.450%	9/1/22	23,690	24,294
	Virginia Electric and Power Co.	2.750%	3/15/23	4,599	4,752
	Virginia Electric and Power Co.	3.450%	2/15/24	16,509	17,587
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	9,234
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	13,448
	Virginia Electric and Power Co.	2.950%	11/15/26	46,842	50,948
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	21,384	22,032
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	3,881	4,030
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	1,380	1,426
	WEC Energy Group Inc.	0.550%	9/15/23	53,165	53,251
	WEC Energy Group Inc.	0.800%	3/15/24	48,550	48,801
[9]	Western Power Distribution plc	3.625%	11/6/23	14,458	21,223
	Xcel Energy Inc.	0.500%	10/15/23	19,300	19,322
					3,090,809
Total Corporate Bonds (Cost $58,836,821)					59,933,620
Sovereign Bonds (2.9%)
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	15,541
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	19,392
[7]	CDP Financial Inc.	3.150%	7/24/24	24,580	26,503
	Corp. Andina de Fomento	4.375%	6/15/22	24,864	25,700
	Corp. Andina de Fomento	2.375%	5/12/23	29,050	29,909
	Corp. Andina de Fomento	1.625%	9/23/25	48,335	49,030
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	9,838	10,770
[7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	4,313	4,251
	Dominican Republic	6.600%	1/28/24	4,125	4,552
[4]	Dominican Republic	5.875%	4/18/24	10,180	10,765
	Dominican Republic	5.500%	1/27/25	3,940	4,276
[7]	Dominican Republic	4.875%	9/23/32	6,750	7,026
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,528
	Federative Republic of Brazil	4.625%	1/13/28	2,494	2,707
	Fondo MIVIVIENDA SA	3.500%	1/31/23	31,766	32,744
[7]	Government of Bermuda	4.138%	1/3/23	6,000	6,310
[7]	Government of Bermuda	4.854%	2/6/24	2,861	3,151
	Kingdom of Morocco	4.250%	12/11/22	30,991	32,484
[7,8]	Kingdom of Morocco	1.375%	3/30/26	42,700	51,399
[8]	Kingdom of Morocco	1.375%	3/30/26	4,800	5,778
[7]	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,622
	Kingdom of Saudi Arabia	2.375%	10/26/21	94,403	94,794
	Kingdom of Saudi Arabia	4.000%	4/17/25	32,495	35,848

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Korea Development Bank	4.625%	11/16/21	2,795	2,829
	Korea Development Bank	3.250%	2/19/24	12,205	13,054
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	12,106
[7]	Korea National Oil Corp.	2.875%	3/27/22	9,400	9,552
	Korea National Oil Corp.	0.875%	10/5/25	19,400	19,237
	KSA Sukuk Ltd.	2.894%	4/20/22	89,656	91,127
	KSA Sukuk Ltd.	3.628%	4/20/27	26,188	28,887
	Kuwait	2.750%	3/20/22	33,318	33,806
[8,16]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	20,482
	North American Development Bank	2.400%	10/26/22	711	724
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	21,339	21,714
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,932
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	4,850	5,277
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	26,200	29,254
	Province of Nova Scotia	8.250%	7/30/22	12,785	13,758
	Republic of Chile	3.125%	3/27/25	16,700	17,867
[8]	Republic of Chile	0.100%	1/26/27	18,930	22,227
	Republic of Chile	2.550%	7/27/33	63,890	65,081
	Republic of Colombia	2.625%	3/15/23	49,954	50,693
	Republic of Colombia	4.000%	2/26/24	174,399	182,870
	Republic of Colombia	4.500%	1/28/26	25,590	27,805
	Republic of Croatia	5.500%	4/4/23	29,565	31,991
	Republic of Croatia	6.000%	1/26/24	2,400	2,713
	Republic of Guatemala	5.750%	6/6/22	19,828	20,460
	Republic of Hungary	5.375%	2/21/23	55,760	60,082
	Republic of Hungary	5.750%	11/22/23	55,959	62,675
[8]	Republic of Hungary	1.125%	4/28/26	30,800	38,505
[7]	Republic of Indonesia	3.700%	1/8/22	10,072	10,199
	Republic of Indonesia	3.700%	1/8/22	2,100	2,129
	Republic of Indonesia	3.750%	4/25/22	45,545	46,629
	Republic of Lithuania	6.625%	2/1/22	35,220	36,299
	Republic of Panama	4.000%	9/22/24	76,323	82,917
	Republic of Panama	3.750%	3/16/25	45,864	49,820
	Republic of Panama	7.125%	1/29/26	24,798	30,800
	Republic of Paraguay	4.625%	1/25/23	39,521	41,434
	Republic of Paraguay	5.000%	4/15/26	10,687	12,050
	Republic of Peru	7.350%	7/21/25	31,996	39,007
	Republic of Peru	2.392%	1/23/26	11,309	11,592
[8]	Republic of Philippines	0.000%	2/3/23	39,801	47,169
[8]	Republic of Philippines	0.250%	4/28/25	22,400	26,634
	Republic of Serbia	7.250%	9/28/21	56,526	57,134
[8]	Republic of Serbia	3.125%	5/15/27	71,905	94,922
	Republic of Slovenia	5.500%	10/26/22	11,740	12,489
	Republic of Slovenia	5.850%	5/10/23	2,100	2,301
[7]	Republic of Slovenia	5.250%	2/18/24	8,600	9,633
	Republic of Trinidad & Tobago	4.375%	1/16/24	9,388	9,918
	Republic of Turkey	3.250%	3/23/23	12,970	12,972
	Republic of Uzbekistan	4.750%	2/20/24	8,540	9,032
	Romania	6.750%	2/7/22	2,672	2,757
	Romania	4.375%	8/22/23	12,480	13,410
	Romania	4.875%	1/22/24	7,934	8,720
[8]	Romania	2.750%	2/26/26	29,460	38,585
[8]	Romania	2.000%	12/8/26	29,194	37,189
[8]	Romania	2.500%	2/8/30	4,855	6,148
[7,8]	Romania	2.000%	4/14/33	9,725	11,392
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	21,160	22,673
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	6,844	6,995
[7]	Slovak Republic	4.375%	5/21/22	5,500	5,678
	Slovak Republic	4.375%	5/21/22	3,000	3,097
	State of Qatar	4.500%	1/20/22	14,555	14,831
	State of Qatar	3.375%	3/14/24	4,800	5,143

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Qatar		3.400%	4/16/25	56,767	61,769
	United Mexican States		3.750%	1/11/28	21,548	23,675
[8]	United Mexican States		3.625%	4/9/29	1,652	2,287
	United Mexican States		4.500%	4/22/29	15,145	17,253
	United Mexican States		3.250%	4/16/30	11,010	11,479
Total Sovereign Bonds (Cost $2,248,019)						2,303,949
Taxable Municipal Bonds (0.0%)
[17]	New Jersey Economic Development Authority Appropriations Revenue		7.425%	2/15/29	13,409	17,527
[6]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%		0.800%	1/2/25	3,859	3,860
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	4,575	5,109
Total Taxable Municipal Bonds (Cost $25,017)						26,496
					Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[18]	Vanguard Short-Term Corporate Bond ETF (Cost $78,302)				967,764	80,199

Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[19]	Vanguard Market Liquidity Fund (Cost $696,635)		0.064%		6,969,802	696,980
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	624,374	1,806
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	623,325	1,826
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	623,250	1,774
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	623,250	1,927
						7,333
Put Swaptions
	5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	58,360	37
	5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	38,860	24

Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	27,485	17
					78
Total Options Purchased (Cost $12,100)					7,411
Total Investments (99.8%) (Cost $77,218,016)					78,584,351
Other Assets and Liabilities—Net (0.2%)					124,977
Net Assets (100%)					78,709,328
Cost is in $000.
1	Securities with a value of $37,907,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $41,886,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $25,151,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $9,748,138,000, representing 12.4% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Guaranteed by multiple countries.
12	Face amount denominated in Canadian dollars.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
16	Guaranteed by the Republic of Hungary.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
CMT—Constant Maturing Treasury Rate.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.3%)
U.S. Government Securities (7.2%)
	U.S. Treasury Note/Bond	1.250%	3/31/28	250,000	254,727
[1]	U.S. Treasury Note/Bond	1.250%	4/30/28	500,000	509,219
	U.S. Treasury Note/Bond	1.250%	5/31/28	250,000	254,531
[2]	U.S. Treasury Note/Bond	1.250%	6/30/28	275,000	279,770
[2,3]	U.S. Treasury Note/Bond	0.875%	11/15/30	375,000	364,336
[2]	U.S. Treasury Note/Bond	1.125%	2/15/31	600,000	595,125
	U.S. Treasury Note/Bond	1.625%	5/15/31	450,000	466,523
					2,724,231
Agency Bonds and Notes (0.0%)
[4,5]	Fannie Mae Interest Strip	0.000%	10/25/40	4,074	3,871
Nonconventional Mortgage-Backed Securities (0.1%)
[4,5]	Fannie Mae REMICS	5.250%	9/25/41	8,959	10,027
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	2.393%	9/1/32	103	107
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.513%	8/1/32	164	170
[4]	Ginnie Mae	3.000%	8/20/46	2,116	2,291
[4]	Ginnie Mae	3.500%	6/20/48–2/20/49	10,631	11,408
					24,003
Total U.S. Government and Agency Obligations (Cost $2,696,263)					2,752,105
Asset-Backed/Commercial Mortgage-Backed Securities (4.8%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	3,030	3,112
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	3,706	3,933
[4,7]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	2,694	2,890
[4,7]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	1,060	1,131
[4,7]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	1,070	1,163
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	9,460	9,905
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	7,240	7,583
[4,7]	AOA Mortgage Trust Class A Series 2015-1177	2.957%	12/13/29	1,330	1,330
[4,6,7]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	13,621	15,626
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	4,220	4,327
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	3,890	4,202
[4,7]	BAMLL Commercial Mortgage Securities Trust Class ANM Series 2019-BPR	3.112%	11/5/32	22,800	23,821
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	4,411	4,731
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,720
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.358%	9/15/48	360	360
[4]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	7,060	7,720
[4]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	7,000	7,608
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	1,661	1,861
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	6,629	7,235
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,270	5,894
[4,6]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	3,960	4,616
[4,6]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	4,985	5,821
[4]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	5,604	6,389
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,990	4,446
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	1,310	1,452
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	2,205	2,495
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	1,437	1,609
[4]	BANK Class ASB Series 2019-BN23	2.846%	12/15/52	9,970	10,820
[4]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	7,285	7,774
[4]	BBCMS Mortgage Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	4,474
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	6,770	7,928
[4]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	7,000	7,618
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	13,660	14,642
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	6,735	7,307
[4,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	2,350	2,622
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	1,532	1,713

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	572	575
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	1,280	1,304
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	2,090	2,152
[4]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	7,000	7,588
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	5,890	6,063
[4]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	3,370	3,488
[4]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	4,760	4,928
[4]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	4,510	4,669
[4]	CarMax Auto Owner Trust Class B Series 2018-2	3.370%	10/16/23	2,140	2,191
[4]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	2,960	3,094
[4]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	6,040	6,269
[4]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	1,560	1,582
[4]	CarMax Auto Owner Trust Class C Series 2018-2	3.570%	12/15/23	3,090	3,168
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	2,010	2,102
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	2,690	2,801
[4]	CarMax Auto Owner Trust Class C Series 2021-3	1.250%	5/17/27	1,360	1,361
[4]	CarMax Auto Owner Trust Class D Series 2018-2	3.990%	4/15/25	2,390	2,452
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	1,360	1,420
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	18,170	19,480
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,765	6,424
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	2,470	2,742
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	2,341	2,597
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	5,510	5,798
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	1,003
[4,6,7]	CFCRE Commercial Mortgage Trust Class AJ Series 2011-C2	5.776%	12/15/47	5,164	5,185
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC19	3.753%	3/10/47	460	488
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	2,906	3,069
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	4,267	4,531
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-GC37	3.050%	4/10/49	9,730	10,311
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	1,530	1,658
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	7,000	7,559
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	6,015	6,231
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	1,910	2,048
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	16,273	17,466
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	11,800	12,362
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	8,949	9,622
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	7,375	7,947
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	11,849	12,998
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	6,425	7,138
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	3,770	4,208
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	465
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	4,897	5,288
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	6,418	6,843
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	2,020	2,171
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	800	860
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,150	3,504
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.430%	7/10/47	1,250	1,354
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.573%	9/10/58	900	911
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.266%	9/15/50	750	834
[4]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	40	40
[4]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	6,857	6,969
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	4,875	5,181
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	5,579	5,858
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	500	532
[4]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	10,587	11,213
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,919	2,993
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	2,257	2,420
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	2,727	2,915
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	97	100
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.246%	7/10/45	5,493	5,823
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	2,976	3,052

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	4,932	5,319
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	4,350	4,689
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	927	991
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	5,399	5,700
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	4,187	4,624
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	3,748	4,118
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	10,403	11,181
[4,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	1,760	1,848
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	569	605
[4]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	3,498	3,789
[4]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	11,585	12,553
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	2,512	2,740
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	2,590	2,847
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	3,900	3,970
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	420	424
[4,7]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	9,240	9,479
[4,6]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	1,300	1,406
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	1,290	1,390
[4]	COMM Mortgage Trust Class ASB Series 2019-GC44	2.873%	8/15/57	180	195
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,400	1,435
[4,6,7]	COMM Mortgage Trust Class C Series 2013-CR9	4.270%	7/10/45	2,780	2,503
[4,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.450%	10/10/48	1,760	1,912
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	15,250	16,035
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	6,650	7,212
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	11,274	12,452
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	1,558	1,714
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.370%	8/15/48	2,160	1,992
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	5,600	6,627
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	5,540	6,136
[4,7]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	3,790	3,857
[4]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	136	136
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	6,080	6,205
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	13,430	13,951
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	5,630	5,844
[4,6,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.889%	10/25/56	3,568	3,585
[4,6,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	2,472	2,565
[4,7]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	6,790	6,856
[4,7]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	5,288	5,298
[4,7]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	19,160	20,675
[4,7]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	8,520	8,889
[4]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	11,040	11,434
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	4,390	4,732
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	8,090	8,436
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,726
[4,7]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	9,830	10,075
[4,7]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	2,700	2,854
[4]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	4,520	4,712
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	3,145
[4]	GM Financial Automobile Leasing Trust Class C Series 2021-1	1.040%	5/17/27	530	530
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	3,240	3,312
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	1,200	1,202
[4,7]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	13,328	14,139
[4,7]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2019-1	3.210%	2/18/25	2,540	2,614
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	1,236
[4]	GS Mortgage Securities Trust Class A3 Series 2015-GC34	3.244%	10/10/48	7,544	8,003
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	5,920	6,570
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	4,128	4,296
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC14	3.955%	8/10/46	5,899	6,118

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	7,602	8,044
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	8,999	9,520
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	2,398	2,593
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	4,615	5,074
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	2,220	2,389
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	3,080	3,553
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	6,528	7,205
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	7,000	7,651
[4,6]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.052%	7/10/46	185	196
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	6,289	6,738
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	18,170	19,728
[4]	GS Mortgage Securities Trust Class AAB Series 2020-GC45	2.843%	2/13/53	7,336	7,954
[4,7]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	1,025	1,033
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	614
[4,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	6,520	7,066
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	1,550	1,613
[4,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.515%	9/10/47	2,610	2,731
[4,6,7]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.085%	7/10/46	1,210	1,188
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.536%	9/10/47	4,615	4,381
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	2,610	2,774
[4,7]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	3,490	3,388
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	4,110	4,218
[4,7]	Hertz Vehicle Financing LLC Class A Series 2021-2A	1.680%	12/27/27	4,260	4,315
[4,7]	Hertz Vehicle Financing LLC Class B Series 2021-1A	1.560%	12/26/25	2,220	2,232
[4,7]	Hertz Vehicle Financing LLC Class C Series 2021-1A	2.050%	12/26/25	1,050	1,057
[4,7]	Hilton USA Trust Class A Series 2016-HHV	3.719%	11/5/38	7,780	8,598
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-3	1.850%	8/15/25	3,520	3,595
[4,7]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	2,300	2,331
[4,7]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	2,600	2,638
[4,7]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,200	1,224
[4,7]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	4,750	4,336
[4]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	1,850	1,904
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	2,490	2,583
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	530	549
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	1,270	1,286
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	1,350	1,370
[4,6,7]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.939%	12/17/36	13,019	13,028
[4,6,7]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.789%	3/17/37	8,056	8,033
[4,6,7]	Invitation Homes Trust Class B Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.239%	12/17/36	4,929	4,924
[4,6,7]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.039%	3/17/37	2,250	2,248
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2010-C2	4.070%	11/15/43	289	290
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	2,972	3,019
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	648	681
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	286	302
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	3,223	3,454
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	2,911	2,971
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.957%	12/15/46	2,135	2,280
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.683%	11/15/43	2,313	2,307
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.077%	1/15/46	2,550	2,673

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.022%	12/15/46	960	988
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.683%	11/15/43	2,730	2,373
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	12,398	13,137
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	11,540	12,640
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C12	3.363%	7/15/45	5,108	5,278
[4,6]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	4,612	4,829
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	760	818
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	3,680	3,954
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	4,309	4,555
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	2,821	3,053
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	9,941	10,635
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	4,640	5,020
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	7,300	8,101
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	915	959
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	6,021	6,506
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	3,878	4,209
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.038%	7/15/45	5,000	5,263
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	600	645
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	2,245	2,481
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.800%	2/15/47	2,500	2,634
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.800%	2/15/47	1,000	976
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	4,890	5,335
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	6,680	7,496
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	3,740	4,157
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	4,680	5,206
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	2,840	3,108
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	174
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	1,860	2,074
[4,6,7]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	3,100	3,171
[4,7]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	3,135	3,205
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	3,794	3,912
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2019-A	2.730%	10/25/48	5,003	5,164
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	1,580	1,687
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	2,630	2,788
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	10,951	11,362
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	8,793	9,341
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	5,379	5,793
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	4,232	4,562
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	4,745	4,833
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.080%	7/15/46	1,244	1,311
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.154%	8/15/46	3,937	4,120
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	1,940	2,067
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	400	428
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	2,470	2,538
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	1,880	1,945
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	11,275	12,152
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	5,430	5,906

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	3,940	4,252
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	10,452	11,202
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	3,870	4,244
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	15,409	16,697
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	16,374	18,366
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	6,550	7,324
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	2,300	2,472
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	4,798	5,176
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	8,263	9,100
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,000	2,058
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	1,600	1,721
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	935	1,005
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	1,380	1,486
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.334%	6/15/47	7,090	7,373
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.080%	7/15/46	1,830	1,612
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.899%	4/15/47	1,140	1,187
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.767%	6/15/47	2,400	2,395
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.733%	5/15/49	1,090	1,159
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	3,506	3,926
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	2,800	3,056
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	3,670	3,945
[4,7]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	2,308	2,463
[4]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	8,300	8,839
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	5,260	5,728
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	2,778	2,982
[4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,986
[4]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	2,440	2,460
[4,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.582%	12/15/48	1,610	1,580
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	10,100	9,808
[4,7]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	4,274	4,386
[4,7]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	3,862	3,999
[4,7]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	15,140	15,955
[4,7]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	5,828	6,132
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	5,220	5,350
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	3,520	3,652
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	9,540	9,853
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,980	8,400
[4,6,7]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.971%	1/16/60	2,956	2,964
[4,6,7]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.084%	6/20/60	1,590	1,590
[4,6,7]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.039%	8/18/60	814	814

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.039%	11/25/65	5,695	5,760
[4,6,7]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	3,773	3,781
[4,6,7]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.950%	4/10/50	788	787
[4,6,7]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	0.900%	11/10/49	2,720	2,725
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	21,573	22,002
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	11,000	11,306
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	17,580	17,924
[4]	Santander Drive Auto Receivables Trust Class D Series 2021-1	1.130%	11/16/26	4,080	4,097
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	7,460	7,574
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	1,137	1,145
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	3,370	3,408
[4,7]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	775	777
[4,7]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	2,402	2,463
[4,7]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	5,722	5,939
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	7,625	8,117
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	10,858	11,409
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.039%	1/25/39	277	277
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.689%	7/25/40	213	214
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	486	491
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	322	327
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	3,273	3,323
[4,7]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	624	630
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	1,864	1,884
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	2,954	3,021
[4]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	6,390	6,573
[4,7]	Taco Bell Funding LLC Class A2II Series 2016-1A	4.377%	5/25/46	3,552	3,553
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,800	2,969
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	8,210	8,232
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	5/15/24	2,350	2,433
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	5,980	6,160
[4,7]	Trafigura Securitisation Finance plc Class A2 Series 2018-1A	3.730%	3/15/22	21,540	21,625
[4,7]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	10,260	10,663
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	6,673	7,521
[4]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	1,200	1,221
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	2,287	2,529
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	6,673	6,662
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	3,970	4,111
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	1,160	1,200
[4]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	5,860	5,892
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	6,800	7,375
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	4,470	4,774
[4,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	2,773	2,927
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	16,693	18,300
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	4,380	4,820
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	10,834	12,010
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	2,190	2,391
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	4,270	4,616
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,880	3,220
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,712	3,029
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,292
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,286
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,635
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	13,210	14,267
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	7,210	7,409
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	730
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	2,250	2,471

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	2,045	2,262
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	3,250	3,677
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	1,244
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	1,039
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.557%	9/15/58	5,225	5,468
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	12,380	13,068
[4,6,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	4,640	4,903
[4,6]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	6,044	6,399
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	1,427	1,517
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	884	937
[4,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	2,378	2,563
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	10,595	11,441
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	8,175	8,836
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	7,786	8,411
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	4,167	4,542
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,870	2,950
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,220	2,303
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	739
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.864%	12/15/46	1,085	1,147
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	2,348
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	1,373
[4]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	1,770	1,837
[4]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	3,060	3,181
[4]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	3,820	3,876
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	2,510	2,600
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,739,213)					1,813,560
Corporate Bonds (82.2%)
Communications (6.8%)
	Activision Blizzard Inc.	3.400%	9/15/26	343	380
	Activision Blizzard Inc.	1.350%	9/15/30	12,392	11,789
	AT&T Inc.	2.300%	6/1/27	59,457	62,293
	AT&T Inc.	1.650%	2/1/28	42,893	42,984
	AT&T Inc.	4.100%	2/15/28	7,733	8,877
	AT&T Inc.	4.350%	3/1/29	36,556	42,556
	AT&T Inc.	4.300%	2/15/30	43,644	50,898
	AT&T Inc.	2.750%	6/1/31	47,000	49,582
	AT&T Inc.	2.250%	2/1/32	3,914	3,905
	Booking Holdings Inc.	4.625%	4/13/30	55,630	67,069
[7]	British Telecommunications plc	3.250%	11/8/29	30,000	31,816
[7]	Cable One Inc.	4.000%	11/15/30	2,555	2,579
	CBS Corp.	7.875%	7/30/30	304	438
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	13,609	15,122
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	24,890	28,304
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	24,184	28,850
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	22,000	22,779
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	15,000	14,723
[7]	Cogent Communications Group Inc.	3.500%	5/1/26	1,475	1,519
	Comcast Corp.	2.350%	1/15/27	53,381	56,403
	Comcast Corp.	3.300%	2/1/27	2,000	2,206
	Comcast Corp.	3.300%	4/1/27	15,000	16,629
	Comcast Corp.	3.150%	2/15/28	35,747	39,412
	Comcast Corp.	3.550%	5/1/28	15,000	16,875
	Comcast Corp.	4.150%	10/15/28	81,690	95,188
	Comcast Corp.	2.650%	2/1/30	12,290	13,054
	Comcast Corp.	3.400%	4/1/30	37,386	41,724

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.250%	10/15/30	3,753	4,460
	Comcast Corp.	1.950%	1/15/31	20,000	20,021
	Comcast Corp.	1.500%	2/15/31	2,000	1,928
[7]	Cox Communications Inc.	2.600%	6/15/31	30,000	30,979
[7]	CSC Holdings LLC	5.375%	2/1/28	1,980	2,095
[7]	CSC Holdings LLC	6.500%	2/1/29	2,790	3,084
[7]	CSC Holdings LLC	4.625%	12/1/30	2,678	2,636
[7]	CSC Holdings LLC	4.500%	11/15/31	3,795	3,828
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	9,350	10,966
[7]	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	8/15/27	943	976
	Discovery Communications LLC	3.950%	6/15/25	3,715	4,093
	Discovery Communications LLC	4.900%	3/11/26	29,563	33,890
	Discovery Communications LLC	3.950%	3/20/28	27,237	30,628
	Discovery Communications LLC	4.125%	5/15/29	9,315	10,614
	Discovery Communications LLC	3.625%	5/15/30	15,314	16,898
	Discovery Communications LLC	4.000%	9/15/55	5,000	5,374
	Electronic Arts Inc.	1.850%	2/15/31	49,437	48,987
	Expedia Group Inc.	5.000%	2/15/26	7,000	7,971
	Expedia Group Inc.	4.625%	8/1/27	22,670	25,837
	Expedia Group Inc.	3.800%	2/15/28	39,000	42,721
	Expedia Group Inc.	2.950%	3/15/31	13,000	13,348
	Fox Corp.	4.709%	1/25/29	61,320	72,511
	Fox Corp.	3.500%	4/8/30	18,000	20,041
	Fox Corp.	5.576%	1/25/49	1,380	1,905
[7]	Frontier Communications Holdings LLC	5.875%	10/15/27	805	863
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,840	3,974
[7]	Frontier Communications Holdings LLC	6.750%	5/1/29	1,330	1,426
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	439
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	30,000	30,717
	Lamar Media Corp.	3.750%	2/15/28	1,400	1,426
[7]	Level 3 Financing Inc.	4.625%	9/15/27	6,088	6,328
[7]	Level 3 Financing Inc.	4.250%	7/1/28	545	555
[7]	Level 3 Financing Inc.	3.625%	1/15/29	1,920	1,868
[7]	Netflix Inc.	3.625%	6/15/25	4,810	5,168
	Netflix Inc.	4.875%	4/15/28	5,535	6,470
	Netflix Inc.	5.875%	11/15/28	5,935	7,374
[7]	Netflix Inc.	4.875%	6/15/30	1,603	1,932
[7]	News Corp.	3.875%	5/15/29	3,448	3,513
[7]	Nexstar Media Inc.	5.625%	7/15/27	2,250	2,379
[7]	Nexstar Media Inc.	4.750%	11/1/28	2,340	2,416
[7]	NTT Finance Corp.	2.065%	4/3/31	4,955	5,099
	Omnicom Group Inc.	2.600%	8/1/31	45,000	46,551
[7]	Playtika Holding Corp.	4.250%	3/15/29	2,325	2,320
[7]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	1,325	1,420
	Qwest Corp.	7.250%	9/15/25	4,554	5,381
[8]	RELX Finance BV	0.875%	3/10/32	700	867
[7]	Scripps Escrow II Inc.	3.875%	1/15/29	3,755	3,756
[7]	Sirius XM Radio Inc.	4.625%	7/15/24	2,100	2,155
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,896
[7]	Sirius XM Radio Inc.	4.000%	7/15/28	520	536
	Sprint Corp.	7.125%	6/15/24	5,555	6,388
	Sprint Corp.	7.625%	3/1/26	1,085	1,325
[7]	Switch Ltd.	4.125%	6/15/29	1,540	1,586
[7]	Tegna Inc.	4.750%	3/15/26	2,040	2,171
	Telefonica Emisiones SA	4.103%	3/8/27	38,943	44,053
	T-Mobile USA Inc.	4.500%	2/1/26	4,320	4,423
	T-Mobile USA Inc.	1.500%	2/15/26	11,419	11,556
	T-Mobile USA Inc.	3.750%	4/15/27	134,017	149,429
	T-Mobile USA Inc.	2.050%	2/15/28	339	348
	T-Mobile USA Inc.	2.625%	2/15/29	4,065	4,065
[7]	T-Mobile USA Inc.	3.375%	4/15/29	3,610	3,762

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.875%	4/15/30	130,135	147,055
	T-Mobile USA Inc.	2.875%	2/15/31	827	831
[7]	T-Mobile USA Inc.	3.500%	4/15/31	1,605	1,685
	T-Mobile USA Inc.	2.250%	11/15/31	7,000	7,028
	T-Mobile USA Inc.	4.500%	4/15/50	2,000	2,436
[7]	Twitter Inc.	3.875%	12/15/27	2,591	2,774
	Verisign Inc.	2.700%	6/15/31	30,000	31,092
[9]	Verizon Communications Inc.	4.050%	2/17/25	15,310	12,376
	Verizon Communications Inc.	4.125%	3/16/27	44,892	51,442
	Verizon Communications Inc.	3.000%	3/22/27	56,875	61,711
[9]	Verizon Communications Inc.	4.500%	8/17/27	8,500	7,196
	Verizon Communications Inc.	2.100%	3/22/28	138,235	142,286
	Verizon Communications Inc.	4.329%	9/21/28	40,128	47,101
	Verizon Communications Inc.	3.875%	2/8/29	1,000	1,149
	Verizon Communications Inc.	4.016%	12/3/29	10,000	11,567
	Verizon Communications Inc.	3.150%	3/22/30	42,200	45,988
	Verizon Communications Inc.	1.500%	9/18/30	2,000	1,939
	Verizon Communications Inc.	1.750%	1/20/31	23,269	22,621
	Verizon Communications Inc.	2.550%	3/21/31	96,531	100,357
	ViacomCBS Inc.	3.700%	6/1/28	17,000	19,095
	ViacomCBS Inc.	4.950%	1/15/31	44,871	54,695
	ViacomCBS Inc.	4.200%	5/19/32	3,000	3,507
[7]	Videotron Ltd.	3.625%	6/15/29	1,584	1,628
	Vodafone Group plc	4.375%	5/30/28	39,173	45,864
	Vodafone Group plc	4.875%	6/19/49	3,000	3,829
	Vodafone Group plc	4.125%	6/4/81	23,770	24,048
	Walt Disney Co.	3.375%	11/15/26	44,928	49,823
	Walt Disney Co.	3.700%	3/23/27	11,162	12,641
	Walt Disney Co.	2.200%	1/13/28	5,160	5,400
	Walt Disney Co.	2.000%	9/1/29	44,664	45,781
	Walt Disney Co.	3.600%	1/13/51	2,000	2,311
[10]	WPP Finance 2013	2.875%	9/14/46	1,800	2,620
[10]	WPP Finance SA	3.750%	5/19/32	9,250	14,908
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	2,710	2,698
[7]	Zayo Group Holdings Inc.	6.125%	3/1/28	4,817	4,900
					2,552,062
Consumer Discretionary (5.1%)
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,780	1,795
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,956	5,033
[7]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	4,481	4,470
	Advance Auto Parts Inc.	3.900%	4/15/30	300	339
	Amazon.com Inc.	3.150%	8/22/27	22,515	25,011
	Amazon.com Inc.	1.650%	5/12/28	40,000	40,816
	Amazon.com Inc.	1.500%	6/3/30	2,000	1,982
	Amazon.com Inc.	2.100%	5/12/31	35,000	36,151
[7]	Ambience Merger Sub Inc.	4.875%	7/15/28	790	793
[7]	Ambience Merger Sub Inc.	7.125%	7/15/29	1,575	1,594
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	3,680	3,777
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	7,090	7,070
	American Honda Finance Corp.	1.800%	1/13/31	20,000	20,134
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,277	4,449
	Asbury Automotive Group Inc.	4.750%	3/1/30	7,697	8,183
	AutoNation Inc.	1.950%	8/1/28	10,000	10,029
	AutoZone Inc.	3.750%	6/1/27	16,000	18,031
	AutoZone Inc.	3.750%	4/18/29	6,000	6,791
	AutoZone Inc.	4.000%	4/15/30	26,000	29,993
	AutoZone Inc.	1.650%	1/15/31	53,522	51,717
	Best Buy Co. Inc.	4.450%	10/1/28	14,000	16,395
	Best Buy Co. Inc.	1.950%	10/1/30	21,000	20,696
[7]	BMW U.S. Capital LLC	2.550%	4/1/31	20,000	21,230
	BorgWarner Inc.	2.650%	7/1/27	59,326	63,366

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Boyd Gaming Corp.	8.625%	6/1/25	3,040	3,324
[7]	Builders Firstsource Inc.	4.250%	2/1/32	785	803
[7]	Caesars Entertainment Inc.	8.125%	7/1/27	4,034	4,442
[7]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	329	346
[7]	Carnival Corp.	11.500%	4/1/23	463	522
[7]	Carnival Corp.	7.625%	3/1/26	1,256	1,331
[7]	Carnival Corp.	4.000%	8/1/28	4,715	4,704
[7]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	4,941	5,131
[7]	Churchill Downs Inc.	5.500%	4/1/27	5,242	5,455
[7]	Churchill Downs Inc.	4.750%	1/15/28	6,159	6,401
[7]	Clarios Global LP	6.750%	5/15/25	585	621
[7]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	5,830	6,294
[7]	Daimler Finance North America LLC	1.450%	3/2/26	65,000	65,841
	eBay Inc.	2.700%	3/11/30	20,080	21,169
	eBay Inc.	2.600%	5/10/31	20,000	20,785
	Ford Motor Co.	8.500%	4/21/23	1,135	1,261
	Ford Motor Credit Co. LLC	3.087%	1/9/23	760	775
	Ford Motor Credit Co. LLC	4.134%	8/4/25	645	690
	Ford Motor Credit Co. LLC	3.375%	11/13/25	3,930	4,106
	Ford Motor Credit Co. LLC	4.271%	1/9/27	1,250	1,347
	Ford Motor Credit Co. LLC	4.125%	8/17/27	7,206	7,721
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,020	1,074
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,330	2,335
	General Motors Co.	6.125%	10/1/25	15,000	17,775
	General Motors Co.	4.200%	10/1/27	25,000	28,150
	General Motors Co.	6.800%	10/1/27	10,000	12,722
	General Motors Co.	5.000%	10/1/28	15,000	17,658
	General Motors Financial Co. Inc.	4.300%	7/13/25	25,123	27,857
	General Motors Financial Co. Inc.	1.250%	1/8/26	30,000	29,968
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,506	11,678
	General Motors Financial Co. Inc.	4.350%	1/17/27	17,000	19,260
	General Motors Financial Co. Inc.	2.700%	8/20/27	12,676	13,301
	General Motors Financial Co. Inc.	3.850%	1/5/28	464	515
	General Motors Financial Co. Inc.	2.400%	4/10/28	25,000	25,654
	General Motors Financial Co. Inc.	3.600%	6/21/30	7,000	7,688
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	891	986
	Harley-Davidson Inc.	3.500%	7/28/25	17,000	18,384
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	6,145	6,435
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	2,632	2,836
	Home Depot Inc.	3.900%	12/6/28	24,033	28,099
	Home Depot Inc.	2.950%	6/15/29	71,145	78,555
	Home Depot Inc.	2.700%	4/15/30	2,000	2,165
	Hyatt Hotels Corp.	5.750%	4/23/30	553	677
[7]	International Game Technology plc	4.125%	4/15/26	900	937
[7]	International Game Technology plc	6.250%	1/15/27	385	437
	Kohl's Corp.	3.375%	5/1/31	15,000	15,717
	Lennar Corp.	5.250%	6/1/26	1,702	1,977
	Lennar Corp.	5.000%	6/15/27	10,000	11,698
	Lennar Corp.	4.750%	11/29/27	25,272	29,493
[7]	Lithia Motors Inc.	4.625%	12/15/27	1,540	1,638
[7]	Lithia Motors Inc.	3.875%	6/1/29	4,000	4,216
[7]	Lithia Motors Inc.	4.375%	1/15/31	3,450	3,759
[7]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	567
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,656
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	2,980	2,988
	Lowe's Cos. Inc.	3.100%	5/3/27	9,000	9,893
	Lowe's Cos. Inc.	1.300%	4/15/28	29,730	29,347
	Lowe's Cos. Inc.	3.650%	4/5/29	18,557	20,990
	Lowe's Cos. Inc.	1.700%	10/15/30	24,460	23,932
	Lowe's Cos. Inc.	2.625%	4/1/31	7,000	7,362

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	5.125%	4/15/50	2,000	2,764
	Magna International Inc.	2.450%	6/15/30	35,820	37,144
	Marriott International Inc.	5.750%	5/1/25	8,000	9,236
	Marriott International Inc.	4.625%	6/15/30	33,741	39,143
	Marriott International Inc.	2.850%	4/15/31	33,822	34,703
	Masco Corp.	1.500%	2/15/28	12,000	11,889
	Masco Corp.	2.000%	10/1/30	10,000	9,939
[7]	Masonite International Corp.	3.500%	2/15/30	1,580	1,592
	McDonald's Corp.	3.500%	3/1/27	8,318	9,242
	McDonald's Corp.	3.500%	7/1/27	13,000	14,527
	McDonald's Corp.	2.625%	9/1/29	22,939	24,444
	McDonald's Corp.	3.600%	7/1/30	21,000	23,877
	McDonald's Corp.	4.200%	4/1/50	2,000	2,469
[7]	Meritage Homes Corp.	3.875%	4/15/29	8,270	8,732
[7]	NCL Corp. Ltd.	5.875%	3/15/26	4,500	4,533
[7]	Nissan Motor Acceptance Corp.	2.000%	3/9/26	22,000	22,370
[7]	Nissan Motor Co. Ltd.	3.522%	9/17/25	12,000	12,872
[7]	Nissan Motor Co. Ltd.	4.345%	9/17/27	72,500	80,610
[8]	Nissan Motor Co. Ltd.	3.201%	9/17/28	800	1,088
	O'Reilly Automotive Inc.	3.600%	9/1/27	9,905	11,209
	O'Reilly Automotive Inc.	3.900%	6/1/29	12,000	13,724
	O'Reilly Automotive Inc.	1.750%	3/15/31	10,250	10,037
[7]	Penn National Gaming Inc.	5.625%	1/15/27	580	601
	PulteGroup Inc.	5.500%	3/1/26	4,850	5,681
	PulteGroup Inc.	5.000%	1/15/27	1,485	1,743
	Ralph Lauren Corp.	2.950%	6/15/30	53,110	57,348
	Ross Stores Inc.	1.875%	4/15/31	20,000	19,748
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	325	369
[7]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	325	354
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	655	750
	Starbucks Corp.	3.500%	3/1/28	5,620	6,327
	Starbucks Corp.	4.000%	11/15/28	359	418
	Starbucks Corp.	3.550%	8/15/29	7,131	8,072
	Starbucks Corp.	2.250%	3/12/30	10,250	10,546
	Starbucks Corp.	2.550%	11/15/30	12,000	12,638
	Starbucks Corp.	4.500%	11/15/48	5,000	6,410
	TJX Cos. Inc.	3.875%	4/15/30	29,686	34,451
	Toll Brothers Finance Corp.	4.350%	2/15/28	15,328	17,019
	Toll Brothers Finance Corp.	3.800%	11/1/29	4,256	4,601
	Toyota Motor Credit Corp.	3.200%	1/11/27	2,000	2,216
	Toyota Motor Credit Corp.	1.900%	4/6/28	27,000	27,886
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	38,621
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	28,502
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	5,004
	Tractor Supply Co.	1.750%	11/1/30	10,000	9,743
	Tri Pointe Homes Inc.	5.700%	6/15/28	1,650	1,827
[7]	Vail Resorts Inc.	6.250%	5/15/25	5,383	5,720
[8]	Volkswagen Financial Services AG	2.250%	10/16/26	11,850	15,687
[7]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	5,000	5,012
[7]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	5,437
[7]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	19,500	19,495
[8]	Volkswagen Leasing GmbH	1.375%	1/20/25	23,853	29,717
	Whirlpool Corp.	4.750%	2/26/29	32,000	38,268
	Whirlpool Corp.	2.400%	5/15/31	15,000	15,375
[7]	William Carter Co.	5.500%	5/15/25	2,649	2,789
[7]	Williams Scotsman International Inc.	4.625%	8/15/28	1,379	1,425
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,375	4,517
					1,915,754
Consumer Staples (5.0%)
[7]	7-Eleven Inc.	1.300%	2/10/28	71,032	69,446
[7]	7-Eleven Inc.	1.800%	2/10/31	28,300	27,630

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	46,114	51,310
	Altria Group Inc.	4.400%	2/14/26	10,977	12,464
	Altria Group Inc.	2.625%	9/16/26	16,076	17,035
	Altria Group Inc.	4.800%	2/14/29	51,142	59,922
	Altria Group Inc.	3.400%	5/6/30	10,000	10,771
	Altria Group Inc.	2.450%	2/4/32	25,000	24,638
	Altria Group Inc.	4.250%	8/9/42	5,000	5,325
	Altria Group Inc.	4.450%	5/6/50	2,000	2,170
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	68,436	78,410
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	45,422	54,588
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	49,850	56,038
	BAT Capital Corp.	3.215%	9/6/26	43,800	46,923
	BAT Capital Corp.	4.700%	4/2/27	62,771	71,443
	BAT Capital Corp.	3.557%	8/15/27	49,337	53,419
	BAT Capital Corp.	2.259%	3/25/28	24,294	24,485
	BAT Capital Corp.	3.462%	9/6/29	26,330	28,255
	BAT Capital Corp.	3.984%	9/25/50	2,000	1,992
[10]	BAT International Finance plc	2.250%	9/9/52	3,534	3,848
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	3,470	3,529
	Campbell Soup Co.	4.150%	3/15/28	4,000	4,589
	Clorox Co.	1.800%	5/15/30	15,000	15,000
	Coca-Cola Co.	1.650%	6/1/30	10,000	10,004
	Coca-Cola Co.	2.000%	3/5/31	30,000	30,835
	Conagra Brands Inc.	1.375%	11/1/27	10,000	9,840
	Conagra Brands Inc.	4.850%	11/1/28	35,000	42,048
	Constellation Brands Inc.	3.500%	5/9/27	19,885	22,042
	Constellation Brands Inc.	3.600%	2/15/28	12,590	14,101
	Constellation Brands Inc.	4.650%	11/15/28	19,615	23,291
	Constellation Brands Inc.	3.150%	8/1/29	28,034	30,426
	Costco Wholesale Corp.	1.600%	4/20/30	24,000	23,992
	Diageo Capital plc	3.875%	5/18/28	8,000	9,235
	Diageo Capital plc	2.375%	10/24/29	19,465	20,473
	Diageo Capital plc	2.000%	4/29/30	11,765	11,956
	Dollar General Corp.	4.125%	5/1/28	4,650	5,392
	Dollar General Corp.	3.500%	4/3/30	39,752	44,605
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,250	5,568
	Estee Lauder Cos. Inc.	1.950%	3/15/31	10,000	10,197
	Flowers Foods Inc.	2.400%	3/15/31	10,000	10,184
	General Mills Inc.	4.200%	4/17/28	21,570	25,004
	General Mills Inc.	2.875%	4/15/30	47,085	50,742
	Grupo Bimbo SAB de CV	4.500%	1/25/22	1,010	1,029
	Hershey Co.	1.700%	6/1/30	5,000	5,046
	Hormel Foods Corp.	1.700%	6/3/28	27,500	27,968
	Hormel Foods Corp.	1.800%	6/11/30	14,910	15,051
[8]	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	200	245
	JM Smucker Co.	3.375%	12/15/27	32,727	36,230
	JM Smucker Co.	2.375%	3/15/30	14,985	15,587
	Kellogg Co.	4.300%	5/15/28	16,000	18,721
	Kellogg Co.	2.100%	6/1/30	18,735	19,043
	Keurig Dr Pepper Inc.	2.550%	9/15/26	530	566
	Keurig Dr Pepper Inc.	4.597%	5/25/28	50,809	60,180
	Kraft Heinz Foods Co.	3.875%	5/15/27	12,445	13,779
	Kraft Heinz Foods Co.	3.750%	4/1/30	8,990	9,914
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,678	3,332
	Kroger Co.	4.500%	1/15/29	4,000	4,780
	Kroger Co.	2.200%	5/1/30	23,600	24,083
[7]	Lamb Weston Holdings Inc.	4.625%	11/1/24	1,310	1,346
[7]	Lamb Weston Holdings Inc.	4.875%	11/1/26	2,178	2,246
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	4,109	4,569
	McCormick & Co. Inc.	3.400%	8/15/27	19,985	22,266
	Mondelez International Inc.	4.125%	5/7/28	2,000	2,357

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mondelez International Inc.	2.750%	4/13/30	39,013	41,692
	Mondelez International Inc.	1.500%	2/4/31	15,643	15,092
[7]	Nestle Holdings Inc.	3.625%	9/24/28	11,819	13,525
	PepsiCo Inc.	2.750%	3/19/30	27,317	29,812
	PepsiCo Inc.	1.625%	5/1/30	18,355	18,405
[7]	Performance Food Group Inc.	6.875%	5/1/25	765	814
[7]	Performance Food Group Inc.	5.500%	10/15/27	5,851	6,098
[7]	Performance Food Group Inc.	4.250%	8/1/29	3,920	3,987
[8]	Philip Morris International Inc.	2.875%	3/3/26	8,167	10,959
	Philip Morris International Inc.	3.125%	8/17/27	10,000	11,054
	Philip Morris International Inc.	3.125%	3/2/28	20,382	22,394
	Philip Morris International Inc.	3.375%	8/15/29	25,460	28,534
	Philip Morris International Inc.	2.100%	5/1/30	19,800	20,105
	Philip Morris International Inc.	1.750%	11/1/30	15,000	14,791
[8]	Philip Morris International Inc.	2.000%	5/9/36	5,800	7,598
[8]	Philip Morris International Inc.	1.450%	8/1/39	5,800	6,915
	Philip Morris International Inc.	4.250%	11/10/44	4,000	4,769
[7]	Post Holdings Inc.	5.750%	3/1/27	1,780	1,855
[7]	Post Holdings Inc.	4.500%	9/15/31	4,099	4,147
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	34,956	38,103
	Sysco Corp.	3.300%	7/15/26	478	524
	Sysco Corp.	2.400%	2/15/30	12,000	12,483
	Sysco Corp.	5.950%	4/1/30	11,746	15,248
	Target Corp.	3.375%	4/15/29	19,036	21,538
	Target Corp.	2.350%	2/15/30	10,000	10,585
	Tyson Foods Inc.	3.550%	6/2/27	326	364
	Tyson Foods Inc.	4.350%	3/1/29	35,113	41,250
	Unilever Capital Corp.	2.900%	5/5/27	4,000	4,368
	Unilever Capital Corp.	2.125%	9/6/29	43,983	45,983
	Walmart Inc.	3.700%	6/26/28	29,188	33,540
	Walmart Inc.	3.250%	7/8/29	9,929	11,214
					1,909,249
Energy (7.1%)
[7]	Antero Resources Corp.	5.375%	3/1/30	4,349	4,425
[7]	Atlantica Sustainable Infrastructure plc	4.125%	6/15/28	797	828
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	29,752	32,745
	BP Capital Markets America Inc.	3.410%	2/11/26	53,200	58,429
	BP Capital Markets America Inc.	3.017%	1/16/27	29,711	32,258
	BP Capital Markets America Inc.	3.588%	4/14/27	2,000	2,230
	BP Capital Markets America Inc.	3.937%	9/21/28	8,690	9,967
	BP Capital Markets America Inc.	4.234%	11/6/28	16,467	19,211
	BP Capital Markets America Inc.	1.749%	8/10/30	30,390	30,102
	BP Capital Markets America Inc.	3.060%	6/17/41	5,000	5,152
	BP Capital Markets America Inc.	2.772%	11/10/50	8,000	7,580
	BP Capital Markets plc	3.279%	9/19/27	57,280	63,378
	BP Capital Markets plc	3.723%	11/28/28	18,250	20,734
	Canadian Natural Resources Ltd.	3.850%	6/1/27	45,770	50,787
	Canadian Natural Resources Ltd.	2.950%	7/15/30	21,700	22,745
	Cenovus Energy Inc.	5.375%	7/15/25	13,245	15,115
	Cenovus Energy Inc.	4.250%	4/15/27	12,643	14,158
	Cenovus Energy Inc.	4.400%	4/15/29	1,000	1,136
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	54,107	63,376
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	33,906	37,462
	Cheniere Energy Inc.	4.625%	10/15/28	2,645	2,794
[7]	Cheniere Energy Partners LP	4.000%	3/1/31	3,235	3,421
	Chevron Corp.	1.995%	5/11/27	18,350	19,172
	Chevron Corp.	2.236%	5/11/30	16,050	16,818
	Chevron USA Inc.	3.850%	1/15/28	18,393	21,029
	Chevron USA Inc.	3.250%	10/15/29	15,000	16,772
	Chevron USA Inc.	2.343%	8/12/50	2,000	1,862
	Cimarex Energy Co.	3.900%	5/15/27	16,781	18,685

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cimarex Energy Co.	4.375%	3/15/29	30,923	35,498
[7]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,043
[7]	CNX Resources Corp.	6.000%	1/15/29	4,050	4,287
[7]	Colgate Energy Partners III LLC	5.875%	7/1/29	770	799
[7]	Comstock Resources Inc.	5.875%	1/15/30	5,465	5,497
[7]	ConocoPhillips	3.750%	10/1/27	33,990	38,543
[7]	ConocoPhillips	4.300%	8/15/28	25,786	30,192
[7]	ConocoPhillips	2.400%	2/15/31	6,590	6,843
[7]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,365	1,399
[7]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	1,220	1,274
	DCP Midstream Operating LP	5.625%	7/15/27	988	1,124
	DCP Midstream Operating LP	5.125%	5/15/29	2,702	3,014
	Devon Energy Corp.	5.850%	12/15/25	7,000	8,216
[7]	Devon Energy Corp.	5.250%	10/15/27	3,389	3,619
[7]	Devon Energy Corp.	5.875%	6/15/28	1,141	1,261
[7]	Devon Energy Corp.	4.500%	1/15/30	28,745	31,328
	Diamondback Energy Inc.	3.250%	12/1/26	50,023	53,954
	Diamondback Energy Inc.	3.500%	12/1/29	10,000	10,829
	Diamondback Energy Inc.	3.125%	3/24/31	20,000	20,985
[7]	DT Midstream Inc.	4.125%	6/15/29	3,254	3,337
[7]	DT Midstream Inc.	4.375%	6/15/31	2,395	2,485
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	15,035
	Empresa Nacional del Petroleo	3.750%	8/5/26	9,881	10,415
	Empresa Nacional del Petroleo	5.250%	11/6/29	34,100	38,579
	Enable Midstream Partners LP	4.400%	3/15/27	40,676	45,457
	Enable Midstream Partners LP	4.950%	5/15/28	41,251	47,639
	Enable Midstream Partners LP	4.150%	9/15/29	17,367	19,298
	Enbridge Inc.	4.250%	12/1/26	4,611	5,240
	Enbridge Inc.	3.700%	7/15/27	18,961	21,164
	Enbridge Inc.	3.125%	11/15/29	9,998	10,784
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	658	696
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,803
	Energy Transfer LP	4.050%	3/15/25	12,880	14,004
	Energy Transfer LP	5.950%	12/1/25	2,000	2,345
	Energy Transfer LP	5.500%	6/1/27	8,071	9,575
	Energy Transfer LP	4.950%	6/15/28	508	592
	Energy Transfer LP	5.250%	4/15/29	34,465	41,029
	Energy Transfer LP	3.750%	5/15/30	29,797	32,507
[7]	EnLink Midstream LLC	5.625%	1/15/28	915	969
	EnLink Midstream LLC	5.375%	6/1/29	2,020	2,102
	Enterprise Products Operating LLC	3.950%	2/15/27	2,000	2,253
	Enterprise Products Operating LLC	4.150%	10/16/28	19,500	22,596
	Enterprise Products Operating LLC	3.125%	7/31/29	10,250	11,183
	Enterprise Products Operating LLC	2.800%	1/31/30	14,713	15,758
[7]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,924
	EQT Corp.	3.000%	10/1/22	436	442
[7]	EQT Corp.	3.125%	5/15/26	1,003	1,032
	EQT Corp.	5.000%	1/15/29	2,625	2,967
	Equinor ASA	3.150%	1/23/22	3,000	3,041
	Equinor ASA	3.950%	5/15/43	3,191	3,793
[8]	Exxon Mobil Corp.	0.142%	6/26/24	2,200	2,641
	Exxon Mobil Corp.	3.482%	3/19/30	40,000	45,450
	Exxon Mobil Corp.	2.610%	10/15/30	77,145	82,549
[8]	Exxon Mobil Corp.	1.408%	6/26/39	8,200	9,884
	Exxon Mobil Corp.	3.095%	8/16/49	2,112	2,219
	Exxon Mobil Corp.	3.452%	4/15/51	2,000	2,234
[7]	Flex Intermediate Holdco LLC	3.363%	6/30/31	25,000	25,738
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	2,650	2,739
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	11,778	13,235
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	710
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	863

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	7,097
	Kinder Morgan Inc.	4.300%	3/1/28	36,386	41,955
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,451
	Magellan Midstream Partners LP	3.250%	6/1/30	607	663
	Marathon Oil Corp.	3.850%	6/1/25	9,000	9,827
	Marathon Oil Corp.	4.400%	7/15/27	5,000	5,698
	Marathon Petroleum Corp.	4.700%	5/1/25	46,626	52,562
	Marathon Petroleum Corp.	5.125%	12/15/26	45,540	53,765
[7]	MC Brazil Downstream Trading Sarl	7.250%	6/30/31	12,113	12,597
[7]	MEG Energy Corp.	6.500%	1/15/25	2,919	3,014
[7]	MEG Energy Corp.	5.875%	2/1/29	400	413
	MPLX LP	1.750%	3/1/26	10,000	10,148
	MPLX LP	4.125%	3/1/27	9,000	10,146
	MPLX LP	4.250%	12/1/27	18,500	21,117
	MPLX LP	4.000%	3/15/28	5,650	6,349
	MPLX LP	2.650%	8/15/30	46,592	47,767
[7]	NGPL PipeCo LLC	3.250%	7/15/31	10,000	10,437
	Nustar Logistics LP	5.750%	10/1/25	635	694
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,807
	Occidental Petroleum Corp.	5.500%	12/1/25	600	660
	Occidental Petroleum Corp.	5.550%	3/15/26	2,559	2,801
	Occidental Petroleum Corp.	3.400%	4/15/26	710	718
	Occidental Petroleum Corp.	3.200%	8/15/26	4,995	4,978
	Occidental Petroleum Corp.	3.000%	2/15/27	1,665	1,650
	Occidental Petroleum Corp.	4.400%	8/15/49	2,455	2,387
[8]	OMV AG	1.000%	7/3/34	500	618
	ONEOK Inc.	5.850%	1/15/26	7,743	9,173
	ONEOK Inc.	4.550%	7/15/28	14,210	16,375
	ONEOK Inc.	4.350%	3/15/29	9,123	10,396
	ONEOK Inc.	3.400%	9/1/29	21,797	23,513
	ONEOK Inc.	3.100%	3/15/30	16,129	17,094
	ONEOK Inc.	6.350%	1/15/31	5,438	7,075
	Ovintiv Exploration Inc.	5.625%	7/1/24	9,340	10,332
[7]	Parkland Corp.	4.500%	10/1/29	2,435	2,506
	Petroleos del Peru SA	5.625%	6/19/47	5,000	5,173
[7]	Petronas Capital Ltd.	3.500%	4/21/30	6,029	6,613
	Petronas Capital Ltd.	3.500%	4/21/30	36,360	39,888
	Phillips 66	3.900%	3/15/28	7,000	7,891
	Phillips 66	2.150%	12/15/30	10,800	10,689
	Phillips 66 Partners LP	3.750%	3/1/28	32,099	35,413
	Phillips 66 Partners LP	3.150%	12/15/29	21,299	22,541
	Pioneer Natural Resources Co.	1.900%	8/15/30	44,700	43,434
	Pioneer Natural Resources Co.	2.150%	1/15/31	31,900	31,532
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	23,896	26,988
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	26,733	28,579
[7]	Rattler Midstream LP	5.625%	7/15/25	775	810
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	14,487	16,878
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	60,665	68,925
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	32,348	37,839
	Saibu Gas Holdings Co. Ltd.	4.200%	4/15/27	9,115	10,174
	Saudi Arabian Oil Co.	3.500%	4/16/29	10,000	10,943
	Shell International Finance BV	3.875%	11/13/28	8,365	9,679
	Shell International Finance BV	2.375%	11/7/29	117,219	123,156
	Shell International Finance BV	2.750%	4/6/30	5,033	5,430
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,686
	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	5,000	5,504
	Solar Applied Materials Technology Corp.	4.000%	10/1/27	13,741	15,314
[11]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	12,906
	Spectra Energy Partners LP	3.375%	10/15/26	20,838	22,756
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	13,648	15,022
[7]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	200	217

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	832	876
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	2,440	2,643
	TotalEnergies Capital International SA	3.455%	2/19/29	29,154	32,887
	TotalEnergies Capital International SA	2.829%	1/10/30	3,785	4,107
	TotalEnergies Capital SA	3.883%	10/11/28	18,600	21,530
	TransCanada PipeLines Ltd.	4.250%	5/15/28	34,688	40,114
	TransCanada PipeLines Ltd.	4.100%	4/15/30	10,240	11,869
	TransCanada PipeLines Ltd.	5.600%	3/31/34	2,000	2,581
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,286	1,467
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,065	15,335
	Valero Energy Corp.	2.150%	9/15/27	14,628	14,917
	Valero Energy Corp.	4.350%	6/1/28	11,392	13,020
	Valero Energy Corp.	4.000%	4/1/29	986	1,105
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,565	1,598
[7]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,560	1,609
	Western Midstream Operating LP	5.300%	2/1/30	3,200	3,593
	Williams Companies Inc.	2.600%	3/15/31	12,000	12,367
	Williams Cos. Inc.	3.750%	6/15/27	42,710	47,708
					2,698,471
Financials (25.5%)
[7]	ABN AMRO Bank NV	1.542%	6/16/27	14,670	14,699
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	2,600	2,870
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	20,000	19,889
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	13,495	14,494
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	20,024	22,464
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	3,856	4,171
	Affiliated Managers Group Inc.	3.300%	6/15/30	25,223	27,628
	Aflac Inc.	3.600%	4/1/30	24,950	28,505
	Aflac Inc.	4.750%	1/15/49	1,069	1,441
	Air Lease Corp.	3.375%	7/1/25	6,960	7,506
	Air Lease Corp.	2.875%	1/15/26	19,845	20,988
	Air Lease Corp.	3.750%	6/1/26	5,000	5,497
	Air Lease Corp.	1.875%	8/15/26	35,000	35,327
	Air Lease Corp.	3.625%	4/1/27	2,000	2,175
	Air Lease Corp.	3.625%	12/1/27	2,903	3,159
	Air Lease Corp.	4.625%	10/1/28	3,955	4,535
	Air Lease Corp.	3.250%	10/1/29	2,000	2,113
	Air Lease Corp.	3.000%	2/1/30	24,670	25,492
	Air Lease Corp.	3.125%	12/1/30	5,298	5,504
	Aircastle Ltd.	4.250%	6/15/26	3,000	3,306
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	640	636
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	2,028	2,120
	Allstate Corp.	1.450%	12/15/30	12,000	11,666
	American International Group Inc.	3.900%	4/1/26	14,297	15,948
	American International Group Inc.	4.200%	4/1/28	5,000	5,788
	American International Group Inc.	3.400%	6/30/30	28,125	31,152
	American International Group Inc.	4.800%	7/10/45	1,339	1,724
	American International Group Inc.	4.375%	6/30/50	2,000	2,521
	Ameriprise Financial Inc.	2.875%	9/15/26	11,986	12,977
[7]	Antares Holdings LP	2.750%	1/15/27	11,200	11,210
	Aon Corp.	2.800%	5/15/30	32,126	34,331
	Ares Capital Corp.	2.875%	6/15/28	10,300	10,622
[8]	Athene Global Funding	1.125%	9/2/25	35,800	44,321
[7]	Athene Global Funding	2.450%	8/20/27	10,000	10,527
[8]	Athene Global Funding	0.625%	1/12/28	13,600	16,303
	Athene Global Funding	1.875%	11/30/28	5,000	7,023
	Athene Holding Ltd.	4.125%	1/12/28	10,777	12,212
	Athene Holding Ltd.	3.500%	1/15/31	16,561	18,127
	Athene Holding Ltd.	3.950%	5/25/51	4,665	5,318
[7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	31,510	32,951
[10]	Aviva plc	6.125%	11/14/36	11,000	18,632

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	15,750	15,821
[7]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	10,810	11,811
[7]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	640	703
[7]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	10,000	10,100
[8]	AXA SA	1.375%	10/7/41	250	303
[8]	Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	1,700	2,129
	Banco Santander SA	3.800%	2/23/28	30,200	33,654
	Banco Santander SA	4.379%	4/12/28	4,415	5,097
	Banco Santander SA	3.306%	6/27/29	29,700	32,685
	Banco Santander SA	3.490%	5/28/30	9,850	10,768
	Banco Santander SA	2.749%	12/3/30	27,470	27,698
	Banco Santander SA	2.958%	3/25/31	10,000	10,468
	Bank of America Corp.	4.450%	3/3/26	8,750	9,908
[8]	Bank of America Corp.	0.808%	5/9/26	1,100	1,348
	Bank of America Corp.	1.319%	6/19/26	12,890	12,963
	Bank of America Corp.	4.250%	10/22/26	27,950	31,653
	Bank of America Corp.	1.197%	10/24/26	15,940	15,910
	Bank of America Corp.	1.658%	3/11/27	30,000	30,480
	Bank of America Corp.	3.559%	4/23/27	28,981	31,888
	Bank of America Corp.	1.734%	7/22/27	39,820	40,530
	Bank of America Corp.	3.248%	10/21/27	28,508	31,109
	Bank of America Corp.	4.183%	11/25/27	24,852	28,036
	Bank of America Corp.	3.824%	1/20/28	51,829	57,964
	Bank of America Corp.	3.705%	4/24/28	29,256	32,532
	Bank of America Corp.	3.593%	7/21/28	12,862	14,250
	Bank of America Corp.	3.419%	12/20/28	67,280	73,969
	Bank of America Corp.	3.970%	3/5/29	40,165	45,470
	Bank of America Corp.	2.087%	6/14/29	26,700	27,197
	Bank of America Corp.	4.271%	7/23/29	22,622	26,094
	Bank of America Corp.	3.974%	2/7/30	23,584	26,864
	Bank of America Corp.	3.194%	7/23/30	22,720	24,651
	Bank of America Corp.	2.884%	10/22/30	32,946	34,994
	Bank of America Corp.	2.496%	2/13/31	29,550	30,547
	Bank of America Corp.	2.592%	4/29/31	25,990	26,980
	Bank of America Corp.	1.898%	7/23/31	65,770	64,611
	Bank of America Corp.	1.922%	10/24/31	19,000	18,688
[8]	Bank of America Corp.	0.654%	10/26/31	14,000	16,731
	Bank of America Corp.	2.651%	3/11/32	33,430	34,772
	Bank of America Corp.	2.687%	4/22/32	27,500	28,718
	Bank of America Corp.	2.299%	7/21/32	41,900	42,285
	Bank of America Corp.	4.330%	3/15/50	5,000	6,268
	Bank of Montreal	3.803%	12/15/32	2,000	2,222
	Bank of New York Mellon Corp.	3.250%	5/16/27	14,500	16,068
	Bank of New York Mellon Corp.	3.400%	1/29/28	11,250	12,644
	Bank of New York Mellon Corp.	3.442%	2/7/28	47,280	52,556
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	7,759
[7]	Bank of New Zealand	1.000%	3/3/26	2,670	2,656
	Bank of Nova Scotia	1.050%	3/2/26	19,610	19,564
	Bank of Nova Scotia	2.700%	8/3/26	32,211	34,551
	Bank of Nova Scotia	2.150%	8/1/31	20,000	20,277
	Barclays plc	4.375%	1/12/26	24,811	27,996
	Barclays plc	5.200%	5/12/26	17,575	20,274
	Barclays plc	4.337%	1/10/28	19,500	22,055
[8]	Barclays plc	2.000%	2/7/28	4,600	5,594
	Barclays plc	4.836%	5/9/28	25,432	28,865
	Barclays plc	4.972%	5/16/29	20,952	24,727
	Barclays plc	5.088%	6/20/30	4,000	4,693
	Barclays plc	2.645%	6/24/31	23,035	23,539
	Barclays plc	3.564%	9/23/35	13,075	13,788
[7]	Belrose Funding Trust	2.330%	8/15/30	15,630	15,682
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,900	5,652

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Berkshire Hathaway Inc.	0.500%	1/15/41	6,642	7,363
	BlackRock Inc.	2.400%	4/30/30	23,141	24,554
[8]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	37,400	44,814
[8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	600	735
[8]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	10,200	12,769
[7]	BNP Paribas SA	2.219%	6/9/26	8,830	9,132
[7]	BNP Paribas SA	1.323%	1/13/27	33,990	33,704
[7]	BNP Paribas SA	3.500%	11/16/27	8,121	8,945
[8]	BNP Paribas SA	1.125%	1/15/32	7,900	9,539
[7]	BNP Paribas SA	2.588%	8/12/35	10,220	10,093
[7]	BNP Paribas SA	2.824%	1/26/41	7,650	7,409
[7]	BPCE SA	1.000%	1/20/26	15,440	15,345
	BPCE SA	3.375%	12/2/26	10,000	11,056
[7]	BPCE SA	3.250%	1/11/28	19,800	21,774
[7]	BPCE SA	2.277%	1/20/32	6,970	6,919
[6]	BPCE SA, 3M Australian Bank Bill Rate + 0.780%	0.805%	4/20/26	40,510	29,946
[6,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.600%	1.625%	6/5/25	12,500	9,527
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,906
[7]	Broadstreet Partners Inc.	5.875%	4/15/29	815	829
	Brookfield Finance Inc.	4.250%	6/2/26	2,901	3,287
	Brookfield Finance Inc.	3.900%	1/25/28	19,925	22,557
	Brookfield Finance Inc.	4.850%	3/29/29	17,444	20,932
	Brookfield Finance Inc.	4.350%	4/15/30	6,000	7,052
	Brookfield Finance Inc.	2.724%	4/15/31	5,515	5,795
	Brown & Brown Inc.	4.500%	3/15/29	2,182	2,546
	Brown & Brown Inc.	2.375%	3/15/31	26,000	26,376
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	14,960	15,006
[7]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	3,190	3,222
	Capital One Financial Corp.	3.750%	3/9/27	24,218	27,165
	Capital One Financial Corp.	3.650%	5/11/27	9,845	11,040
	Capital One Financial Corp.	3.800%	1/31/28	20,300	22,972
	Capital One Financial Corp.	2.359%	7/29/32	15,000	15,133
	Cboe Global Markets Inc.	1.625%	12/15/30	15,880	15,582
	Charles Schwab Corp.	3.200%	3/2/27	4,043	4,463
	Charles Schwab Corp.	3.200%	1/25/28	24,693	27,455
	Charles Schwab Corp.	2.000%	3/20/28	20,000	20,785
	Charles Schwab Corp.	4.000%	2/1/29	17,652	20,573
	Charles Schwab Corp.	3.250%	5/22/29	4,000	4,462
	Charles Schwab Corp.	4.625%	3/22/30	1,705	2,105
	Charles Schwab Corp.	1.650%	3/11/31	10,000	9,886
	Chubb INA Holdings Inc.	1.375%	9/15/30	32,120	31,078
	CIT Group Inc.	5.250%	3/7/25	778	878
	Citigroup Inc.	4.600%	3/9/26	8,589	9,835
	Citigroup Inc.	3.400%	5/1/26	39,669	43,662
	Citigroup Inc.	3.200%	10/21/26	53,796	58,656
	Citigroup Inc.	4.300%	11/20/26	32,452	36,922
	Citigroup Inc.	1.122%	1/28/27	10,000	9,918
	Citigroup Inc.	1.462%	6/9/27	20,000	20,044
	Citigroup Inc.	4.450%	9/29/27	33,838	39,046
	Citigroup Inc.	3.887%	1/10/28	20,800	23,234
	Citigroup Inc.	3.668%	7/24/28	35,260	39,187
	Citigroup Inc.	4.125%	7/25/28	39,250	44,607
	Citigroup Inc.	3.520%	10/27/28	40,466	44,604
	Citigroup Inc.	4.075%	4/23/29	8,500	9,697
	Citigroup Inc.	3.980%	3/20/30	24,793	28,297
	Citigroup Inc.	2.976%	11/5/30	33,773	36,091
	Citigroup Inc.	2.666%	1/29/31	42,659	44,572
	Citigroup Inc.	4.412%	3/31/31	29,752	35,062
	Citigroup Inc.	2.572%	6/3/31	24,000	24,853
	Citigroup Inc.	2.561%	5/1/32	21,400	22,121
	Citigroup Inc.	6.625%	6/15/32	260	358

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.650%	7/23/48	15,000	19,968
	Citizens Financial Group Inc.	2.500%	2/6/30	2,948	3,065
	Citizens Financial Group Inc.	3.250%	4/30/30	10,216	11,217
	CNA Financial Corp.	3.450%	8/15/27	12,300	13,635
	CNA Financial Corp.	2.050%	8/15/30	12,000	11,996
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	19,662
[7]	Commonwealth Bank of Australia	2.688%	3/11/31	12,000	12,165
	Cooperatieve Rabobank UA	3.750%	7/21/26	9,462	10,481
[7]	Cooperatieve Rabobank UA	1.004%	9/24/26	15,000	14,950
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	10,500	10,438
[8]	Credit Agricole SA	1.250%	4/14/26	1,400	1,774
[7]	Credit Agricole SA	1.247%	1/26/27	13,890	13,775
[7]	Credit Agricole SA	2.811%	1/11/41	5,835	5,668
[8]	Credit Mutuel Arkea SA	0.875%	3/11/33	500	606
[8]	Credit Suisse AG	1.500%	4/10/26	1,350	1,712
	Credit Suisse Group AG	4.550%	4/17/26	2,000	2,273
[7]	Credit Suisse Group AG	1.305%	2/2/27	11,920	11,762
[7]	Credit Suisse Group AG	4.194%	4/1/31	250	285
[7]	Credit Suisse Group AG	3.091%	5/14/32	15,600	16,318
[8]	Credit Suisse Group AG	0.625%	1/18/33	16,400	18,777
	Danske Bank A/S	2.500%	6/21/29	900	1,128
[8]	Danske Bank A/S	1.000%	5/15/31	17,400	20,822
	Deutsche Bank AG	2.129%	11/24/26	20,175	20,628
	Deutsche Bank AG	3.729%	1/14/32	5,000	5,147
	Deutsche Bank AG	3.035%	5/28/32	30,350	31,384
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,605	8,967
[7]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	20,000	19,972
[7,12]	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,792
	Discover Bank	3.450%	7/27/26	6,575	7,219
	Discover Bank	4.650%	9/13/28	29,300	34,721
	Discover Bank	2.700%	2/6/30	10,788	11,458
	Discover Financial Services	4.500%	1/30/26	10,000	11,371
	Discover Financial Services	4.100%	2/9/27	2,000	2,272
[7]	DNB Bank ASA	1.127%	9/16/26	30,000	29,965
	E*TRADE Financial Corp.	3.800%	8/24/27	3,003	3,370
	Enstar Group Ltd.	4.950%	6/1/29	20,380	23,630
[7]	Equitable Financial Life Global Funding	1.400%	8/27/27	3,495	3,500
	Equitable Holdings Inc.	4.350%	4/20/28	21,531	24,935
	Equitable Holdings Inc.	5.000%	4/20/48	7,720	10,065
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	565	658
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	3,085	3,587
[7]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,500	16,533
	Fidelity National Financial Inc.	3.400%	6/15/30	36,371	39,798
	Fidelity National Financial Inc.	2.450%	3/15/31	7,374	7,442
	Fifth Third Bank NA	3.850%	3/15/26	2,000	2,234
	Fifth Third Bank NA	2.250%	2/1/27	11,686	12,345
	First American Financial Corp.	2.400%	8/15/31	10,000	9,899
[7]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	16,052
	Franklin Resources Inc.	1.600%	10/30/30	15,000	14,679
	FS KKR Capital Corp.	3.400%	1/15/26	10,000	10,445
[7]	GA Global Funding Trust	1.625%	1/15/26	6,460	6,590
	GATX Corp.	4.000%	6/30/30	4,093	4,678
	GATX Corp.	1.900%	6/1/31	25,000	24,220
	GATX Corp.	3.100%	6/1/51	6,675	6,593
[8]	GE Capital European Funding Unlimited Co.	6.025%	3/1/38	100	202
	GE Capital Funding LLC	4.400%	5/15/30	46,495	54,676
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	3,000	3,686
[7]	Global Atlantic Fin Co.	3.125%	6/15/31	25,000	25,600
	Goldman Sachs Group Inc.	4.250%	10/21/25	16,595	18,620
	Goldman Sachs Group Inc.	1.000%	12/16/25	36,800	51,050
	Goldman Sachs Group Inc.	3.750%	2/25/26	24,793	27,480

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Goldman Sachs Group Inc.	2.875%	6/3/26	13,400	18,020
[8]	Goldman Sachs Group Inc.	1.625%	7/27/26	13,400	17,081
	Goldman Sachs Group Inc.	1.093%	12/9/26	27,445	27,263
	Goldman Sachs Group Inc.	3.850%	1/26/27	23,300	25,798
	Goldman Sachs Group Inc.	1.431%	3/9/27	35,245	35,408
	Goldman Sachs Group Inc.	1.542%	9/10/27	40,000	40,284
	Goldman Sachs Group Inc.	3.691%	6/5/28	42,207	47,086
	Goldman Sachs Group Inc.	3.814%	4/23/29	44,483	50,103
	Goldman Sachs Group Inc.	4.223%	5/1/29	22,365	25,751
	Goldman Sachs Group Inc.	2.600%	2/7/30	30,416	31,882
	Goldman Sachs Group Inc.	3.800%	3/15/30	2,000	2,271
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,460	26,101
	Goldman Sachs Group Inc.	2.615%	4/22/32	21,000	21,776
	Goldman Sachs Group Inc.	2.383%	7/21/32	17,500	17,795
[8]	Goldman Sachs Group Inc.	1.000%	3/18/33	7,000	8,478
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,900	5,203
	Goldman Sachs Group Inc.	4.750%	10/21/45	5,000	6,623
[6,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.570%	5/2/24	30,700	23,106
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	5,111
	Hartford Financial Services Group Inc.	2.800%	8/19/29	3,926	4,204
[8]	Helvetia Europe SA	2.750%	9/30/41	10,800	14,150
	HSBC Holdings plc	4.250%	8/18/25	3,045	3,377
	HSBC Holdings plc	4.300%	3/8/26	25,735	29,144
	HSBC Holdings plc	3.900%	5/25/26	30,758	34,271
	HSBC Holdings plc	2.099%	6/4/26	11,801	12,174
	HSBC Holdings plc	4.292%	9/12/26	20,350	22,711
	HSBC Holdings plc	4.375%	11/23/26	11,018	12,460
	HSBC Holdings plc	1.589%	5/24/27	33,330	33,553
[10]	HSBC Holdings plc	1.750%	7/24/27	16,000	22,486
	HSBC Holdings plc	4.041%	3/13/28	78,139	87,500
	HSBC Holdings plc	2.013%	9/22/28	42,450	43,025
	HSBC Holdings plc	4.583%	6/19/29	41,640	48,463
	HSBC Holdings plc	4.950%	3/31/30	17,320	21,074
	HSBC Holdings plc	3.973%	5/22/30	29,752	33,544
	HSBC Holdings plc	2.848%	6/4/31	36,495	38,362
	HSBC Holdings plc	2.357%	8/18/31	23,560	23,815
	HSBC Holdings plc	2.804%	5/24/32	11,500	11,936
[6,9]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.139%	2/16/24	28,200	20,863
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	10,612
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	10,155
	ING Groep NV	3.950%	3/29/27	25,636	29,008
	ING Groep NV	4.550%	10/2/28	9,000	10,671
	ING Groep NV	4.050%	4/9/29	13,264	15,356
	ING Groep NV	2.727%	4/1/32	10,000	10,498
	Intercontinental Exchange Inc.	3.750%	12/1/25	17,416	19,326
	Intercontinental Exchange Inc.	3.750%	9/21/28	2,090	2,368
	Intercontinental Exchange Inc.	2.100%	6/15/30	17,000	17,162
	Intercontinental Exchange Inc.	1.850%	9/15/32	15,000	14,515
[7]	Intesa Sanpaolo SPA	4.000%	9/23/29	21,525	23,885
[10]	Intesa Sanpaolo SPA	2.500%	1/15/30	4,000	5,793
[7]	Intesa Sanpaolo SPA	4.198%	6/1/32	10,000	10,294
[10]	Intesa Sanpaolo SPA	2.625%	3/11/36	4,774	6,847
	Invesco Finance plc	3.750%	1/15/26	11,166	12,406
[8]	JAB Holdings BV	3.375%	4/17/35	8,400	12,593
[8]	JAB Holdings BV	2.250%	12/19/39	1,200	1,553
	Jefferies Group LLC	6.450%	6/8/27	300	377
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	4,500	5,272
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	5,000	5,714
	JPMorgan Chase & Co.	0.824%	6/1/25	34,428	34,479
	JPMorgan Chase & Co.	0.969%	6/23/25	30,000	30,128
	JPMorgan Chase & Co.	3.200%	6/15/26	11,273	12,337

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	1.045%	11/19/26	46,619	46,340
	JPMorgan Chase & Co.	4.125%	12/15/26	19,992	22,745
	JPMorgan Chase & Co.	1.040%	2/4/27	37,875	37,502
	JPMorgan Chase & Co.	1.578%	4/22/27	35,000	35,431
	JPMorgan Chase & Co.	4.250%	10/1/27	4,000	4,600
	JPMorgan Chase & Co.	3.625%	12/1/27	18,750	20,660
	JPMorgan Chase & Co.	3.782%	2/1/28	34,793	38,868
	JPMorgan Chase & Co.	3.540%	5/1/28	32,277	35,766
	JPMorgan Chase & Co.	2.182%	6/1/28	16,303	16,876
	JPMorgan Chase & Co.	3.509%	1/23/29	42,057	46,685
	JPMorgan Chase & Co.	4.005%	4/23/29	46,001	52,444
	JPMorgan Chase & Co.	2.069%	6/1/29	37,500	38,239
	JPMorgan Chase & Co.	4.203%	7/23/29	31,355	36,179
	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	26,801
	JPMorgan Chase & Co.	3.702%	5/6/30	27,661	31,137
	JPMorgan Chase & Co.	2.739%	10/15/30	37,471	39,684
	JPMorgan Chase & Co.	4.493%	3/24/31	12,100	14,462
	JPMorgan Chase & Co.	2.522%	4/22/31	47,000	48,913
	JPMorgan Chase & Co.	2.956%	5/13/31	15,300	16,236
	JPMorgan Chase & Co.	1.764%	11/19/31	25,000	24,323
	JPMorgan Chase & Co.	1.953%	2/4/32	50,000	49,372
	JPMorgan Chase & Co.	2.580%	4/22/32	33,950	35,339
	JPMorgan Chase & Co.	3.157%	4/22/42	8,500	9,045
	JPMorgan Chase & Co.	3.109%	4/22/51	22,000	22,950
	Kemper Corp.	2.400%	9/30/30	4,837	4,914
	KeyCorp	4.100%	4/30/28	15,000	17,468
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	671	681
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	2,099	2,097
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	4,128	4,111
	Lazard Group LLC	4.500%	9/19/28	31,409	36,599
	Lazard Group LLC	4.375%	3/11/29	555	642
[10]	Leeds Building Society	1.500%	3/16/27	18,978	26,464
	Lincoln National Corp.	4.350%	3/1/48	5,000	6,130
[8]	Lloyds Bank Corporate Markets plc	0.375%	1/28/25	1,800	2,175
[9]	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,851
	Lloyds Banking Group plc	4.582%	12/10/25	5,303	5,978
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,230
	Lloyds Banking Group plc	3.750%	1/11/27	68,999	76,684
	Lloyds Banking Group plc	4.375%	3/22/28	29,752	34,426
	Lloyds Banking Group plc	4.550%	8/16/28	23,800	27,977
	Lloyds Banking Group plc	3.574%	11/7/28	10,873	11,968
[6,9]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	1.425%	3/7/25	19,000	14,248
[7]	LPL Holdings Inc.	4.375%	5/15/31	3,610	3,695
[9]	Macquarie Bank Ltd.	1.750%	8/7/24	9,640	7,271
[7]	Macquarie Bank Ltd.	3.052%	3/3/36	20,000	20,212
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.800%	0.842%	8/7/24	35,000	25,977
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.840%	0.880%	2/12/25	25,000	18,575
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.940%	5/28/30	20,710	16,071
[7]	Macquarie Group Ltd.	1.340%	1/12/27	8,655	8,641
[7]	Macquarie Group Ltd.	1.629%	9/23/27	13,335	13,394
[7]	Macquarie Group Ltd.	2.691%	6/23/32	20,000	20,371
	Markel Corp.	3.350%	9/17/29	7,000	7,789
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	33,393	39,599
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	11,995	12,362
	Metlife Inc.	4.550%	3/23/30	24,945	30,308
[7]	Midcap Financial Issuer Trust	5.625%	1/15/30	1,575	1,551
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,555	12,375
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	4,920	5,522
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	13,500	13,657
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	2,750	3,052
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,136	11,605

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,000	5,790
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	43,090	48,981
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	45,687
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	30,878	32,440
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	40,000	40,769
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	10,000	11,021
	Mizuho Financial Group Inc.	2.226%	5/25/26	10,200	10,602
	Mizuho Financial Group Inc.	2.839%	9/13/26	3,525	3,802
	Mizuho Financial Group Inc.	3.663%	2/28/27	1,879	2,099
	Mizuho Financial Group Inc.	1.234%	5/22/27	42,860	42,632
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	8,085
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,750	8,918
	Mizuho Financial Group Inc.	4.254%	9/11/29	2,000	2,322
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	23,261
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	11,282
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	20,370
	Mizuho Financial Group Inc.	2.201%	7/10/31	10,000	10,099
	Mizuho Financial Group Inc.	2.260%	7/9/32	12,000	12,085
	Morgan Stanley	0.790%	5/30/25	107,221	107,092
	Morgan Stanley	4.000%	7/23/25	14,187	15,802
	Morgan Stanley	3.875%	1/27/26	84,720	95,006
	Morgan Stanley	4.350%	9/8/26	23,460	26,725
	Morgan Stanley	0.985%	12/10/26	16,117	15,939
	Morgan Stanley	3.625%	1/20/27	68,607	76,640
	Morgan Stanley	3.950%	4/23/27	26,821	30,206
	Morgan Stanley	1.593%	5/4/27	23,530	23,887
	Morgan Stanley	1.512%	7/20/27	18,600	18,753
	Morgan Stanley	3.591%	7/22/28	51,390	57,262
	Morgan Stanley	3.772%	1/24/29	20,000	22,518
	Morgan Stanley	4.431%	1/23/30	25,000	29,400
	Morgan Stanley	2.699%	1/22/31	43,418	45,760
	Morgan Stanley	3.622%	4/1/31	31,735	35,706
	Morgan Stanley	1.794%	2/13/32	13,320	12,955
	Morgan Stanley	1.928%	4/28/32	10,715	10,522
	Morgan Stanley	2.239%	7/21/32	28,500	28,734
	Morgan Stanley	3.217%	4/22/42	12,460	13,384
	Morgan Stanley	5.597%	3/24/51	2,000	3,023
[8]	Nationwide Building Society	0.250%	7/22/25	1,000	1,206
[7]	Nationwide Building Society	1.000%	8/28/25	12,620	12,623
	Natwest Group plc	1.642%	6/14/27	12,338	12,409
	Natwest Group plc	3.073%	5/22/28	12,686	13,560
	Natwest Group plc	4.892%	5/18/29	23,355	27,601
	Natwest Group plc	3.754%	11/1/29	755	803
	Natwest Group plc	5.076%	1/27/30	17,179	20,587
	Natwest Group plc	4.445%	5/8/30	7,550	8,778
	Natwest Group plc	2.105%	11/28/31	13,800	19,322
	Natwest Group plc	3.032%	11/28/35	15,000	15,164
[10]	NIBC Bank NV	3.125%	11/15/23	22,000	32,091
	Nippon Life Insurance Co.	3.375%	5/8/32	5,036	5,522
[7]	Nippon Life Insurance Co.	3.400%	1/23/50	6,000	6,263
[7]	Nippon Life Insurance Co.	2.750%	1/21/51	11,110	11,008
	Nomura Holdings Inc.	1.851%	7/16/25	6,670	6,831
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	12,065
	Nomura Holdings Inc.	2.172%	7/14/28	25,000	25,152
	Nomura Holdings Inc.	3.103%	1/16/30	7,557	8,010
	Nomura Holdings Inc.	2.608%	7/14/31	11,000	11,166
	Northern Trust Corp.	1.950%	5/1/30	5,574	5,716
[8]	OP Corporate Bank plc	1.625%	6/9/30	700	863
	ORIX Corp.	2.250%	3/9/31	15,000	15,364
	Owl Rock Capital Corp.	3.400%	7/15/26	16,000	16,823
	Owl Rock Capital Corp.	2.875%	6/11/28	300	303

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Phoenix Group Holdings plc	4.375%	1/24/29	400	561
[7]	Pine Street Trust I	4.572%	2/15/29	250	290
	PNC Bank NA	3.100%	10/25/27	46,625	51,530
	PNC Bank NA	3.250%	1/22/28	28,085	31,331
	PNC Bank NA	2.700%	10/22/29	29,415	31,580
	PNC Financial Services Group Inc.	3.150%	5/19/27	15,500	17,081
	PNC Financial Services Group Inc.	3.450%	4/23/29	40,332	45,503
	PNC Financial Services Group Inc.	2.550%	1/22/30	15,000	15,906
	Principal Financial Group Inc.	3.100%	11/15/26	6,110	6,662
	Principal Financial Group Inc.	3.700%	5/15/29	18,767	21,323
	Progressive Corp.	4.000%	3/1/29	1,070	1,244
	Progressive Corp.	3.200%	3/26/30	14,172	15,810
[7]	Protective Life Corp.	4.300%	9/30/28	22,700	25,998
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,830
	Prudential Financial Inc.	3.000%	3/10/40	5,000	5,268
	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,953
	Prudential Financial Inc.	3.935%	12/7/49	2,000	2,396
	Prudential plc	3.125%	4/14/30	1,500	1,639
	Raymond James Financial Inc.	3.750%	4/1/51	4,000	4,505
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,800	7,736
[7]	Sammons Financial Group Inc.	3.350%	4/16/31	10,000	10,492
[8]	Sampo Oyj	2.500%	9/3/52	200	258
	Santander Holdings USA Inc.	3.450%	6/2/25	6,925	7,460
	Santander Holdings USA Inc.	4.500%	7/17/25	2,000	2,222
	Santander Holdings USA Inc.	4.400%	7/13/27	13,772	15,585
	Santander UK Group Holdings plc	1.532%	8/21/26	15,000	15,117
	Santander UK Group Holdings plc	1.673%	6/14/27	20,500	20,609
	Santander UK Group Holdings plc	3.823%	11/3/28	2,500	2,774
[7]	SBL Holdings Inc.	5.000%	2/18/31	17,773	19,192
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	5,000	5,091
[7]	Standard Chartered plc	1.456%	1/14/27	12,500	12,450
	State Street Corp.	2.400%	1/24/30	7,030	7,468
	State Street Corp.	3.152%	3/30/31	4,997	5,564
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	630	640
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	19,710	22,072
[8]	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	1,000	1,277
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	51,114	54,474
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	5,975	6,497
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,965	26,586
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	19,491	21,592
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	4,000	4,430
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	13,366	14,977
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	4,870	5,587
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	881
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	84,077	90,941
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	34,762
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	16,045	16,281
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	2,465	2,428
	SVB Financial Group	2.100%	5/15/28	30,625	31,476
	SVB Financial Group	3.125%	6/5/30	7,000	7,640
	SVB Financial Group	1.800%	2/2/31	10,000	9,732
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	6,200	6,236
[8]	Swedbank AB	0.750%	5/5/25	1,300	1,600
	Synchrony Financial	3.700%	8/4/26	24,354	26,809
	Synchrony Financial	3.950%	12/1/27	28,297	31,699
	Synchrony Financial	5.150%	3/19/29	1,157	1,385
	TD Ameritrade Holding Corp.	3.300%	4/1/27	20,837	23,082
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,029
[7]	Temasek Financial I Ltd.	2.750%	8/2/61	26,900	26,803
	Toronto-Dominion Bank	3.625%	9/15/31	11,160	12,453
	Truist Bank	3.625%	9/16/25	22,245	24,600

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	2.250%	3/11/30	34,140	35,225
	Truist Financial Corp.	1.267%	3/2/27	7,560	7,599
	Truist Financial Corp.	1.125%	8/3/27	20,265	20,066
	Truist Financial Corp.	3.875%	3/19/29	10,000	11,505
	Truist Financial Corp.	1.887%	6/7/29	15,000	15,246
	Truist Financial Corp.	1.950%	6/5/30	11,250	11,485
	U.S. Bancorp	3.150%	4/27/27	29,644	32,811
	U.S. Bancorp	3.900%	4/26/28	2,250	2,611
	U.S. Bancorp	3.000%	7/30/29	21,800	23,821
	U.S. Bancorp	1.375%	7/22/30	27,000	26,338
[7]	UBS Group AG	1.364%	1/30/27	30,835	30,799
	UniCredit SPA	1.625%	7/3/25	4,301	5,293
[8]	UniCredit SPA	1.200%	1/20/26	43,791	53,262
	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	3,033
[7]	USAA Capital Corp.	2.125%	5/1/30	3,600	3,698
	Voya Financial Inc.	5.700%	7/15/43	3,758	5,284
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	3.000%	4/22/26	60,337	65,448
	Wells Fargo & Co.	4.100%	6/3/26	11,899	13,409
	Wells Fargo & Co.	3.000%	10/23/26	75,315	81,720
[9]	Wells Fargo & Co.	4.000%	4/27/27	13,972	11,533
	Wells Fargo & Co.	3.196%	6/17/27	21,350	23,220
	Wells Fargo & Co.	4.300%	7/22/27	14,000	16,086
	Wells Fargo & Co.	3.584%	5/22/28	51,812	57,507
	Wells Fargo & Co.	2.393%	6/2/28	25,588	26,791
	Wells Fargo & Co.	4.150%	1/24/29	13,949	16,155
	Wells Fargo & Co.	2.879%	10/30/30	51,832	55,368
	Wells Fargo & Co.	2.572%	2/11/31	49,900	52,238
	Wells Fargo & Co.	4.478%	4/4/31	2,000	2,391
[10]	Wells Fargo & Co.	2.125%	9/24/31	9,800	14,060
	Wells Fargo & Co.	5.013%	4/4/51	9,000	12,590
[10]	Wells Fargo Bank NA	5.250%	8/1/23	23,050	34,761
[8]	Westpac Banking Corp.	0.375%	3/5/23	8,500	10,223
	Westpac Banking Corp.	3.350%	3/8/27	18,107	20,189
	Westpac Banking Corp.	2.894%	2/4/30	250	261
	Westpac Banking Corp.	2.150%	6/3/31	12,780	13,155
	Westpac Banking Corp.	4.322%	11/23/31	21,500	24,030
	Westpac Banking Corp.	4.110%	7/24/34	11,175	12,428
	Westpac Banking Corp.	2.668%	11/15/35	15,000	14,989
	Westpac Banking Corp.	2.963%	11/16/40	3,430	3,458
	Willis North America Inc.	4.500%	9/15/28	12,000	13,989
	Willis North America Inc.	2.950%	9/15/29	52,892	56,152
					9,651,380
Health Care (6.9%)
	AbbVie Inc.	2.950%	11/21/26	74,412	80,590
	AbbVie Inc.	3.200%	11/21/29	53,028	58,330
	AbbVie Inc.	4.050%	11/21/39	5,000	5,935
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	2,166
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	10,627
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	25,497
[7]	Alcon Finance Corp.	2.750%	9/23/26	5,000	5,329
	AmerisourceBergen Corp.	3.450%	12/15/27	15,701	17,286
	AmerisourceBergen Corp.	2.700%	3/15/31	42,000	43,935
	Amgen Inc.	2.200%	2/21/27	65,841	69,047
	Amgen Inc.	3.200%	11/2/27	7,553	8,326
	Amgen Inc.	2.450%	2/21/30	7,400	7,739
	Anthem Inc.	1.500%	3/15/26	12,810	13,052
	Anthem Inc.	3.650%	12/1/27	10,000	11,270
	Anthem Inc.	2.875%	9/15/29	24,704	26,617

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	2.250%	5/15/30	372	382
	Anthem Inc.	2.550%	3/15/31	5,000	5,243
	Anthem Inc.	3.125%	5/15/50	2,000	2,098
	Ascension Health	2.532%	11/15/29	2,500	2,672
	Astrazeneca Finance LLC	1.750%	5/28/28	51,477	52,393
	Astrazeneca Finance LLC	2.250%	5/28/31	10,000	10,386
	AstraZeneca plc	1.375%	8/6/30	39,800	38,572
[7]	Bausch Health Cos. Inc.	6.125%	4/15/25	1,367	1,397
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	970	991
[7]	Bausch Health Cos. Inc.	5.750%	8/15/27	1,589	1,672
[7]	Bausch Health Cos. Inc.	7.000%	1/15/28	2,715	2,849
[7]	Bausch Health Cos. Inc.	4.875%	6/1/28	2,035	2,099
[7]	Bausch Health Cos. Inc.	5.250%	2/15/31	1,615	1,513
	Baxter International Inc.	3.950%	4/1/30	8,000	9,318
[7]	Bayer U.S. Finance II LLC	4.375%	12/15/28	38,367	44,482
	Becton Dickinson and Co.	3.700%	6/6/27	48,768	54,590
	Becton Dickinson and Co.	2.823%	5/20/30	3,465	3,690
	Biogen Inc.	2.250%	5/1/30	5,955	6,056
	Boston Scientific Corp.	4.000%	3/1/29	12,000	13,837
	Boston Scientific Corp.	2.650%	6/1/30	43,499	45,755
	Bristol-Myers Squibb Co.	3.450%	11/15/27	45,226	50,847
	Bristol-Myers Squibb Co.	3.900%	2/20/28	29,040	33,516
	Bristol-Myers Squibb Co.	3.400%	7/26/29	59,317	67,218
	Bristol-Myers Squibb Co.	1.450%	11/13/30	16,500	16,194
	Centene Corp.	2.450%	7/15/28	16,665	16,875
	Centene Corp.	3.000%	10/15/30	1,487	1,547
	Centene Corp.	2.500%	3/1/31	3,175	3,178
[15]	Centene Corp.	2.625%	8/1/31	8,535	8,543
[7]	Charles River Laboratories International Inc.	3.750%	3/15/29	1,635	1,676
	CHRISTUS Health	4.341%	7/1/28	19,800	23,041
	Cigna Corp.	4.500%	2/25/26	10,000	11,422
	Cigna Corp.	3.400%	3/1/27	38,217	42,212
	Cigna Corp.	4.375%	10/15/28	49,260	57,948
	Cigna Corp.	2.400%	3/15/30	22,341	23,232
	Cigna Corp.	2.375%	3/15/31	5,000	5,169
	Cigna Corp.	3.400%	3/15/50	2,000	2,151
	CVS Health Corp.	3.000%	8/15/26	20,571	22,330
	CVS Health Corp.	3.625%	4/1/27	61,060	68,069
	CVS Health Corp.	1.300%	8/21/27	30,000	29,814
	CVS Health Corp.	4.300%	3/25/28	109,084	126,309
	CVS Health Corp.	3.250%	8/15/29	45,414	49,929
	CVS Health Corp.	3.750%	4/1/30	22,585	25,679
	CVS Health Corp.	1.875%	2/28/31	5,000	4,947
	CVS Health Corp.	4.250%	4/1/50	2,000	2,448
	DH Europe Finance II Sarl	2.600%	11/15/29	22,000	23,352
	Eli Lilly & Co.	3.375%	3/15/29	8,300	9,415
	Encompass Health Corp.	4.500%	2/1/28	3,202	3,330
[8]	Fresenius SE & Co. KGaA	1.125%	1/28/33	350	435
	Gilead Sciences Inc.	2.950%	3/1/27	8,324	9,050
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	35,702	41,323
	HCA Inc.	5.375%	2/1/25	4,630	5,242
	HCA Inc.	5.250%	6/15/26	30,340	35,356
	HCA Inc.	4.500%	2/15/27	34,516	39,392
	HCA Inc.	4.125%	6/15/29	18,660	21,300
	HCA Inc.	2.375%	7/15/31	20,000	20,203
[7]	HCRX Investments Holdco LP	4.500%	8/1/29	785	801
[7]	Highmark Inc.	1.450%	5/10/26	22,500	22,695
[7]	Highmark Inc.	2.550%	5/10/31	20,000	20,590
[7]	Hill-Rom Holdings Inc.	4.375%	9/15/27	4,645	4,857
	Humana Inc.	3.950%	3/15/27	7,550	8,526
	Humana Inc.	4.875%	4/1/30	508	620

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	3.600%	9/1/27	464	519
	Merck & Co. Inc.	3.400%	3/7/29	54,169	61,375
	Mercy Health	4.302%	7/1/28	12,500	14,664
[8]	Mylan Inc.	2.125%	5/23/25	33,780	42,976
	Mylan Inc.	4.550%	4/15/28	24,800	28,761
	Novartis Capital Corp.	3.100%	5/17/27	8,700	9,592
	Novartis Capital Corp.	2.200%	8/14/30	22,570	23,747
[7]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	4,065	4,169
[7]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	2,435	2,509
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	11,500	12,036
	Pfizer Inc.	3.450%	3/15/29	45,721	52,037
	Pfizer Inc.	2.625%	4/1/30	17,500	18,966
	Pfizer Inc.	1.700%	5/28/30	11,270	11,387
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	7,500	8,065
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	5,309
	Quest Diagnostics Inc.	2.950%	6/30/30	13,950	15,011
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	7,082
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	14,507
[7]	Royalty Pharma plc	1.200%	9/2/25	7,000	6,992
[7]	Royalty Pharma plc	1.750%	9/2/27	10,000	10,032
[7]	Royalty Pharma plc	2.200%	9/2/30	10,000	9,953
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	29,545	32,186
	Stanford Health Care	3.310%	8/15/30	17,000	19,112
	STERIS Irish FinCo UnLtd Co.	2.700%	3/15/31	32,000	33,198
	Stryker Corp.	1.950%	6/15/30	20,000	20,172
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	22,708	27,621
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	76,737	77,136
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	360	368
[7]	Tenet Healthcare Corp.	7.500%	4/1/25	270	290
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,594
[7]	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,710
[7]	Tenet Healthcare Corp.	4.250%	6/1/29	3,819	3,891
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	16,870	18,609
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	5,000	5,323
	UnitedHealth Group Inc.	1.150%	5/15/26	6,810	6,871
	UnitedHealth Group Inc.	3.450%	1/15/27	10,800	12,092
	UnitedHealth Group Inc.	3.375%	4/15/27	20,317	22,723
	UnitedHealth Group Inc.	2.950%	10/15/27	10,948	12,078
	UnitedHealth Group Inc.	3.850%	6/15/28	29,398	34,019
	UnitedHealth Group Inc.	3.875%	12/15/28	30,288	35,231
	UnitedHealth Group Inc.	2.875%	8/15/29	5,666	6,195
	UnitedHealth Group Inc.	2.000%	5/15/30	10,000	10,250
	UnitedHealth Group Inc.	2.300%	5/15/31	13,500	14,062
[8]	Upjohn Finance BV	1.908%	6/23/32	10,800	13,956
[8]	Utah Acquisition Sub Inc.	2.250%	11/22/24	12,000	15,252
	Utah Acquisition Sub Inc.	3.950%	6/15/26	36,800	40,861
[7]	Viatris Inc.	2.300%	6/22/27	28,360	29,180
[7]	Viatris Inc.	2.700%	6/22/30	59,400	60,974
[7]	Viatris Inc.	3.850%	6/22/40	5,000	5,452
	Zoetis Inc.	3.000%	9/12/27	1,015	1,108
	Zoetis Inc.	3.900%	8/20/28	21,700	24,970
	Zoetis Inc.	2.000%	5/15/30	15,000	15,169
					2,609,864
Industrials (5.7%)
	3M Co.	3.375%	3/1/29	10,087	11,414
	3M Co.	2.375%	8/26/29	10,000	10,623
[7,15]	Air Canada	3.875%	8/15/26	2,580	2,587
[7]	Airbus SE	3.150%	4/10/27	26,527	28,974
[7]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.000%	6/1/29	407	409
[7]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	595	594

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	895	898
[7]	Allison Transmission Inc.	4.750%	10/1/27	5,165	5,392
[7]	Allison Transmission Inc.	3.750%	1/30/31	2,900	2,899
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	2,935	3,071
[4,7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	7,985	8,634
[7]	Aramark Services Inc.	6.375%	5/1/25	1,472	1,552
[7]	Aramark Services Inc.	5.000%	2/1/28	2,610	2,714
[7]	Atkore Inc.	4.250%	6/1/31	1,995	2,049
[9]	Aurizon Network Pty Ltd.	4.000%	6/21/24	34,840	27,453
[7]	BAE Systems plc	1.900%	2/15/31	16,670	16,436
	Block Financial LLC	3.875%	8/15/30	13,650	14,992
	Boeing Co.	4.875%	5/1/25	4,862	5,452
	Boeing Co.	2.750%	2/1/26	19,520	20,430
	Boeing Co.	2.250%	6/15/26	5,638	5,784
	Boeing Co.	2.700%	2/1/27	24,130	25,076
	Boeing Co.	5.040%	5/1/27	64,624	74,806
	Boeing Co.	3.250%	2/1/28	33,155	35,356
	Boeing Co.	3.250%	3/1/28	1,131	1,198
	Boeing Co.	3.200%	3/1/29	17,969	18,954
	Boeing Co.	2.950%	2/1/30	10,000	10,324
	Boeing Co.	5.150%	5/1/30	61,541	73,266
	Boeing Co.	3.625%	2/1/31	5,000	5,449
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,000	2,299
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,914	2,982
	Carrier Global Corp.	2.493%	2/15/27	14,144	14,946
	Carrier Global Corp.	2.722%	2/15/30	31,000	32,800
	Caterpillar Inc.	2.600%	9/19/29	8,000	8,611
[7]	Clark Equipment Co.	5.875%	6/1/25	1,572	1,663
[7]	Clean Harbors Inc.	4.875%	7/15/27	4,160	4,369
	CNH Industrial Capital LLC	1.875%	1/15/26	34,000	34,905
	CSX Corp.	3.250%	6/1/27	39,444	43,387
	CSX Corp.	3.800%	3/1/28	18,470	20,981
	CSX Corp.	2.400%	2/15/30	663	691
[4]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	9,402	9,458
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,273
[7]	Delta Air Lines Inc.	7.000%	5/1/25	5,575	6,559
	Delta Air Lines Inc.	3.750%	10/28/29	2,023	2,011
[4,7]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	89,502	100,236
[8]	easyJet FinCo BV	1.875%	3/3/28	10,100	12,051
	Embraer Netherlands Finance BV	5.050%	6/15/25	17,853	18,744
	Embraer Netherlands Finance BV	5.400%	2/1/27	4,100	4,332
	Embraer Overseas Ltd.	5.696%	9/16/23	582	622
	Embraer SA	5.150%	6/15/22	8,000	8,216
	FedEx Corp.	3.400%	2/15/28	478	536
	FedEx Corp.	3.100%	8/5/29	11,998	13,156
	FedEx Corp.	4.250%	5/15/30	7,753	9,157
	FedEx Corp.	2.400%	5/15/31	39,791	41,225
[7]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	3,140	3,145
[10]	Gatwick Funding Ltd.	2.500%	4/15/32	2,800	3,936
	General Dynamics Corp.	3.500%	4/1/27	22,400	25,086
	General Dynamics Corp.	3.750%	5/15/28	20,545	23,556
	General Dynamics Corp.	3.625%	4/1/30	21,607	24,776
	General Dynamics Corp.	2.250%	6/1/31	10,000	10,442
	General Electric Co.	3.450%	5/1/27	14,365	15,927
	General Electric Co.	3.625%	5/1/30	23,090	26,029
	General Electric Co.	6.750%	3/15/32	15,465	21,601
[7]	H&E Equipment Services Inc.	3.875%	12/15/28	3,625	3,597
[10]	Heathrow Funding Ltd.	6.750%	12/3/28	7,165	12,565
[8]	Heathrow Funding Ltd.	1.500%	2/11/30	800	993
	Honeywell International Inc.	2.700%	8/15/29	14,138	15,364

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	1.950%	6/1/30	9,459	9,740
	Hubbell Inc.	2.300%	3/15/31	15,000	15,329
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	18,000	19,758
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	3,000	3,465
[7]	Interchile SA	4.500%	6/30/56	15,000	16,087
	Johnson Controls International plc	3.900%	2/14/26	2,621	2,918
[8]	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	800	992
	L3Harris Technologies Inc.	3.850%	12/15/26	26,665	30,091
	L3Harris Technologies Inc.	4.400%	6/15/28	36,284	42,379
	L3Harris Technologies Inc.	4.400%	6/15/28	273	319
	L3Harris Technologies Inc.	2.900%	12/15/29	4,831	5,200
	L3Harris Technologies Inc.	1.800%	1/15/31	26,540	26,092
	Lennox International Inc.	1.700%	8/1/27	7,000	7,067
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	7,262
[9]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	2,500	1,905
[7]	Madison IAQ LLC	4.125%	6/30/28	2,375	2,379
[7]	Madison IAQ LLC	5.875%	6/30/29	2,363	2,390
[7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	46,176	50,263
[7]	Mueller Water Products Inc.	4.000%	6/15/29	1,600	1,656
	Norfolk Southern Corp.	3.800%	8/1/28	10,803	12,358
	Norfolk Southern Corp.	2.300%	5/15/31	15,000	15,508
	Northrop Grumman Corp.	3.200%	2/1/27	311	340
	Northrop Grumman Corp.	3.250%	1/15/28	77,009	84,680
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	39,054
	Otis Worldwide Corp.	2.293%	4/5/27	14,120	14,833
	Otis Worldwide Corp.	2.565%	2/15/30	25,769	27,192
[9]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	12,700	9,646
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.200%	4/1/27	19,467	22,130
[9]	Qantas Airways Ltd.	4.750%	10/12/26	25,000	20,433
	Raytheon Technologies Corp.	3.500%	3/15/27	40,249	44,739
	Raytheon Technologies Corp.	3.125%	5/4/27	59,338	64,873
	Raytheon Technologies Corp.	4.125%	11/16/28	28,670	33,270
	Raytheon Technologies Corp.	2.250%	7/1/30	8,511	8,773
	Republic Services Inc.	3.950%	5/15/28	2,000	2,294
	Republic Services Inc.	1.750%	2/15/32	21,900	21,344
[7]	Rolls-Royce plc	5.750%	10/15/27	6,236	6,832
[7]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	25,000	25,449
	Southwest Airlines Co.	7.375%	3/1/27	4,930	6,279
	Southwest Airlines Co.	5.125%	6/15/27	31,304	37,041
	Southwest Airlines Co.	3.450%	11/16/27	3,800	4,160
	Southwest Airlines Co.	2.625%	2/10/30	19,989	20,764
	Stanley Black & Decker Inc.	2.300%	3/15/30	44,607	46,873
	Teledyne Technologies Inc.	2.250%	4/1/28	34,661	35,853
	Teledyne Technologies Inc.	2.750%	4/1/31	15,000	15,771
[7]	TransDigm Inc.	8.000%	12/15/25	1,030	1,108
[7]	TransDigm Inc.	6.250%	3/15/26	7,569	7,947
	TransDigm Inc.	5.500%	11/15/27	3,009	3,107
[7]	TransDigm Inc.	4.875%	5/1/29	4,880	4,907
[6,9]	Transurban Queensland Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.050%	2.072%	12/16/24	16,000	12,150
	Tyco Electronics Group SA	3.700%	2/15/26	25,054	27,588
	Tyco Electronics Group SA	3.125%	8/15/27	24,541	26,794
	Union Pacific Corp.	2.150%	2/5/27	43,336	45,349
	Union Pacific Corp.	3.000%	4/15/27	7,272	7,940
	Union Pacific Corp.	3.950%	9/10/28	17,542	20,280
	Union Pacific Corp.	3.700%	3/1/29	5,149	5,860
	Union Pacific Corp.	2.375%	5/20/31	20,000	20,809
[4]	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	32,462	36,039
	United Airlines Holdings Inc.	4.875%	1/15/25	1,445	1,481
[7]	United Airlines Inc.	4.375%	4/15/26	4,855	4,995

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	United Airlines Inc.	4.625%	4/15/29	4,865	5,006
	United Rentals North America Inc.	3.875%	2/15/31	3,148	3,240
[15]	United Rentals North America Inc.	3.750%	1/15/32	1,570	1,570
	Waste Management Inc.	3.150%	11/15/27	491	542
	Waste Management Inc.	1.150%	3/15/28	14,865	14,579
	Waste Management Inc.	2.000%	6/1/29	15,320	15,706
	Waste Management Inc.	1.500%	3/15/31	17,800	17,211
[7]	WESCO Distribution Inc.	7.250%	6/15/28	4,463	4,972
					2,153,974
Materials (2.0%)
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	20,884
[7]	Arconic Corp.	6.000%	5/15/25	770	814
[7]	Arconic Rolled Products Corp.	6.125%	2/15/28	1,305	1,395
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	1,839	1,919
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	2,510	2,590
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	1,319	1,391
	Ball Corp.	5.000%	3/15/22	940	962
	Ball Corp.	2.875%	8/15/30	789	781
[7]	Berry Global Inc.	1.570%	1/15/26	28,476	28,686
[7]	Berry Global Inc.	4.875%	7/15/26	4,147	4,374
[7]	Berry Global Inc.	5.625%	7/15/27	5,440	5,741
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,784	3,058
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	36,416	40,298
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.700%	6/1/28	23,646	26,765
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,844
	Dow Chemical Co.	2.100%	11/15/30	17,500	17,690
	DuPont de Nemours Inc.	4.725%	11/15/28	14,000	16,812
	Ecolab Inc.	3.250%	12/1/27	3,928	4,370
	Ecolab Inc.	1.300%	1/30/31	25,350	24,574
[7]	Element Solutions Inc.	3.875%	9/1/28	1,885	1,925
	FMC Corp.	3.200%	10/1/26	14,475	15,708
[7]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	550	599
	Freeport-McMoRan Inc.	4.125%	3/1/28	7,775	8,137
	Freeport-McMoRan Inc.	4.375%	8/1/28	4,405	4,660
	Freeport-McMoRan Inc.	4.250%	3/1/30	1,580	1,707
	Freeport-McMoRan Inc.	4.625%	8/1/30	4,130	4,532
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,230	1,580
[7]	Georgia-Pacific LLC	2.100%	4/30/27	51,652	53,887
[7]	Georgia-Pacific LLC	2.300%	4/30/30	7,000	7,279
[8]	Glencore Capital Finance DAC	1.125%	3/10/28	550	674
	Glencore Capital Finance DAC	1.250%	3/1/33	7,400	8,850
[10]	Glencore Finance Europe Ltd.	6.000%	4/3/22	10,730	15,442
[7]	Graphic Packaging International LLC	3.500%	3/15/28	2,607	2,645
[7]	Graphic Packaging International LLC	3.500%	3/1/29	977	973
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	2,585	2,631
	Huntsman International LLC	2.950%	6/15/31	10,000	10,336
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,085	1,092
[7]	Ingevity Corp.	3.875%	11/1/28	1,485	1,485
[7]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	1,105	1,131
	LYB International Finance II BV	3.500%	3/2/27	12,183	13,423
	LYB International Finance III LLC	3.375%	5/1/30	40,010	44,257
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	25,684
	Newmont Corp.	2.800%	10/1/29	37,675	40,094
	Newmont Corp.	2.250%	10/1/30	34,620	35,207
	Nucor Corp.	2.700%	6/1/30	21,060	22,347
	Nutrien Ltd.	4.200%	4/1/29	5,695	6,633
[7]	OCI NV	5.250%	11/1/24	2,385	2,454
[7]	OCI NV	4.625%	10/15/25	860	891
[7]	OCP SA	5.125%	6/23/51	6,520	6,653
	Packaging Corp. of America	3.000%	12/15/29	17,944	19,262

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPG Industries Inc.	2.800%	8/15/29	5,000	5,357
	PPG Industries Inc.	2.550%	6/15/30	6,435	6,789
	Praxair Inc.	1.100%	8/10/30	5,570	5,334
[7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	3,015	3,011
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,000	2,736
	RPM International Inc.	3.750%	3/15/27	15,392	17,010
	RPM International Inc.	4.550%	3/1/29	15,250	17,791
	Sherwin-Williams Co.	3.450%	6/1/27	25,331	28,151
	Sherwin-Williams Co.	2.950%	8/15/29	18,434	20,020
	Sherwin-Williams Co.	2.300%	5/15/30	4,875	5,041
	Steel Dynamics Inc.	5.000%	12/15/26	510	531
	Steel Dynamics Inc.	1.650%	10/15/27	14,000	14,102
	Steel Dynamics Inc.	3.450%	4/15/30	32,200	35,624
[7]	Trivium Packaging Finance BV	5.500%	8/15/26	910	953
	United States Steel Corp.	6.875%	3/1/29	4,794	5,206
	Westrock Co.	4.000%	3/15/28	6,350	7,240
	WRKCo Inc.	3.375%	9/15/27	3,150	3,469
	WRKCo Inc.	3.900%	6/1/28	12,616	14,369
					762,860
Real Estate (6.1%)
	Agree LP	2.000%	6/15/28	28,750	28,973
	Agree LP	2.900%	10/1/30	3,500	3,717
	Agree LP	2.600%	6/15/33	11,220	11,405
[10]	Akelius Residential Property AB	2.375%	8/15/25	12,654	18,419
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	2,255
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	22,905	24,333
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	347	430
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	10,000	9,980
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,080	6,864
	American Assets Trust LP	3.375%	2/1/31	13,104	13,780
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	880	969
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	1,049	1,097
	American Homes 4 Rent LP	4.250%	2/15/28	13,372	15,364
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	10,144
	American Tower Corp.	3.375%	10/15/26	26,348	28,849
	American Tower Corp.	2.750%	1/15/27	29,758	31,668
	American Tower Corp.	3.550%	7/15/27	11,315	12,527
	American Tower Corp.	3.600%	1/15/28	27,234	30,246
	American Tower Corp.	1.500%	1/31/28	39,887	39,349
	American Tower Corp.	3.950%	3/15/29	9,000	10,228
	American Tower Corp.	3.800%	8/15/29	2,500	2,818
	American Tower Corp.	2.900%	1/15/30	17,600	18,735
	American Tower Corp.	2.700%	4/15/31	20,000	20,999
[8]	American Tower Corp.	1.250%	5/21/33	7,000	8,662
[10]	Aroundtown SA	3.625%	4/10/31	4,049	6,332
[8]	Aroundtown SA	1.625%	12/31/99	400	466
	AvalonBay Communities Inc.	2.950%	5/11/26	19,800	21,487
	AvalonBay Communities Inc.	2.900%	10/15/26	6,500	7,027
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	13,331
	AvalonBay Communities Inc.	3.200%	1/15/28	18,750	20,594
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	5,563
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	15,313
[8]	Balder Finland Oyj	1.000%	1/20/29	11,953	14,248
	Balder Finland Oyj	1.375%	5/24/30	7,600	9,227
	Boston Properties LP	2.750%	10/1/26	9,952	10,693
	Boston Properties LP	3.400%	6/21/29	295	325
	Boston Properties LP	2.900%	3/15/30	16,800	17,835
	Boston Properties LP	3.250%	1/30/31	10,806	11,784
	Boston Properties LP	2.550%	4/1/32	20,000	20,545
	Brandywine Operating Partnership LP	3.950%	11/15/27	19,935	21,967

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brixmor Operating Partnership LP	2.250%	4/1/28	13,000	13,376
	Brixmor Operating Partnership LP	4.125%	5/15/29	18,000	20,600
	Brixmor Operating Partnership LP	4.050%	7/1/30	23,018	26,266
	Corporate Office Properties LP	2.250%	3/15/26	28,603	29,627
	Corporate Office Properties LP	2.750%	4/15/31	26,710	27,371
	Crown Castle International Corp.	4.450%	2/15/26	37,166	42,143
	Crown Castle International Corp.	3.700%	6/15/26	9,005	9,978
	Crown Castle International Corp.	3.800%	2/15/28	8,758	9,851
	Crown Castle International Corp.	4.300%	2/15/29	19,930	23,197
	Crown Castle International Corp.	3.100%	11/15/29	30,966	33,314
	Crown Castle International Corp.	3.300%	7/1/30	10,589	11,534
	Crown Castle International Corp.	2.250%	1/15/31	13,715	13,755
[7]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	2,049	2,101
	CubeSmart LP	4.375%	2/15/29	12,000	13,913
	Digital Realty Trust LP	4.750%	10/1/25	5,645	6,442
	Digital Realty Trust LP	3.700%	8/15/27	21,675	24,453
	Digital Realty Trust LP	3.600%	7/1/29	26,524	29,928
	Duke Realty LP	3.375%	12/15/27	12,983	14,411
	Duke Realty LP	2.875%	11/15/29	5,000	5,370
	Duke Realty LP	1.750%	2/1/31	10,000	9,767
	Equinix Inc.	2.900%	11/18/26	660	711
	Equinix Inc.	1.800%	7/15/27	15,000	15,307
	Equinix Inc.	2.000%	5/15/28	10,000	10,222
	Equinix Inc.	2.150%	7/15/30	10,000	10,072
	Equinix Inc.	2.500%	5/15/31	10,000	10,352
	ERP Operating LP	2.850%	11/1/26	8,211	8,854
	ERP Operating LP	3.500%	3/1/28	8,836	9,885
	ERP Operating LP	4.150%	12/1/28	27,426	31,896
	ERP Operating LP	3.000%	7/1/29	7,000	7,648
	ERP Operating LP	2.500%	2/15/30	12,570	13,232
	Essential Properties LP	2.950%	7/15/31	20,000	20,280
	Essex Portfolio LP	4.000%	3/1/29	426	489
	Essex Portfolio LP	3.000%	1/15/30	10,000	10,709
	Extra Space Storage LP	2.550%	6/1/31	20,000	20,496
[8]	Fastighets AB Balder	1.250%	1/28/28	510	621
	Federal Realty Investment Trust	3.250%	7/15/27	10,000	10,957
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	10,888
	Federal Realty Investment Trust	3.500%	6/1/30	1,990	2,214
	Hammerson Ireland Finance DAC	1.750%	6/3/27	500	604
[7]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	2,040	2,061
	Healthcare Realty Trust Inc.	2.400%	3/15/30	1,000	1,027
	Healthcare Realty Trust Inc.	2.050%	3/15/31	15,000	14,889
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	501	543
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	25,349	25,084
	Healthpeak Properties Inc.	3.500%	7/15/29	12,542	14,103
	Healthpeak Properties Inc.	3.000%	1/15/30	14,900	16,139
	Healthpeak Properties Inc.	2.875%	1/15/31	4,507	4,816
	Highwoods Realty LP	3.875%	3/1/27	23,615	26,382
	Highwoods Realty LP	4.125%	3/15/28	500	568
	Highwoods Realty LP	4.200%	4/15/29	342	392
	Highwoods Realty LP	3.050%	2/15/30	12,090	12,918
	Highwoods Realty LP	2.600%	2/1/31	1,161	1,198
[7]	IIP Operating Partnership LP	5.500%	5/25/26	9,600	10,023
	Kilroy Realty LP	4.750%	12/15/28	6,705	7,925
	Kilroy Realty LP	4.250%	8/15/29	3,500	4,027
	Kilroy Realty LP	3.050%	2/15/30	9,887	10,576
	Kimco Realty Corp.	2.800%	10/1/26	7,468	8,007
	Kimco Realty Corp.	3.800%	4/1/27	12,979	14,555
	Kimco Realty Corp.	1.900%	3/1/28	31,105	31,431
	Kimco Realty Corp.	4.250%	4/1/45	7,500	8,835
	Life Storage LP	2.200%	10/15/30	7,000	7,072

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Merlin Properties Socimi SA	1.875%	12/4/34	300	366
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	3,010	3,263
[7]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	3,550	3,777
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,440	1,538
	Mid-America Apartments LP	4.000%	11/15/25	7,620	8,491
	Mid-America Apartments LP	3.950%	3/15/29	2,000	2,304
	Mid-America Apartments LP	2.750%	3/15/30	16,850	17,928
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,845
	National Retail Properties Inc.	4.000%	11/15/25	10,605	11,803
	National Retail Properties Inc.	3.500%	10/15/27	8,830	9,658
	National Retail Properties Inc.	4.300%	10/15/28	1,722	1,985
	National Retail Properties Inc.	2.500%	4/15/30	23,948	24,789
	Office Properties Income Trust	2.650%	6/15/26	2,100	2,159
	Omega Healthcare Investors Inc.	5.250%	1/15/26	11,324	12,990
	Omega Healthcare Investors Inc.	4.750%	1/15/28	10,137	11,593
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	10,820
	Omega Healthcare Investors Inc.	3.375%	2/1/31	18,910	19,725
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	6,000	6,095
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	7,826
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	13,647
	Physicians Realty LP	3.950%	1/15/28	5,775	6,433
	Prologis LP	4.375%	2/1/29	15,000	17,897
	Prologis LP	2.250%	4/15/30	10,000	10,409
	Prologis LP	1.250%	10/15/30	10,000	9,598
	Public Storage	1.850%	5/1/28	34,290	35,136
	Public Storage	3.385%	5/1/29	18,527	20,802
	Public Storage	2.300%	5/1/31	13,330	13,899
[7]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	610	658
	Realty Income Corp.	4.125%	10/15/26	45,976	52,415
	Realty Income Corp.	1.125%	7/13/27	26,300	36,425
	Realty Income Corp.	3.650%	1/15/28	18,669	21,144
	Regency Centers LP	2.950%	9/15/29	8,150	8,745
	Regency Centers LP	3.700%	6/15/30	22,150	25,034
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	5,411
	Sabra Health Care LP	5.125%	8/15/26	42,846	48,623
	Sabra Health Care LP	3.900%	10/15/29	21,580	23,055
[7]	Sba Communications Corp.	3.125%	2/1/29	5,310	5,218
[8]	Simon International Finance SCA	1.125%	3/19/33	17,800	21,860
	Simon Property Group LP	3.250%	11/30/26	24,342	26,776
	Simon Property Group LP	3.375%	6/15/27	21,390	23,659
	Simon Property Group LP	3.375%	12/1/27	20,559	22,766
	Simon Property Group LP	1.750%	2/1/28	29,800	30,042
	Simon Property Group LP	2.450%	9/13/29	18,700	19,467
	Simon Property Group LP	2.650%	7/15/30	17,630	18,608
	Simon Property Group LP	2.200%	2/1/31	21,649	21,791
	Simon Property Group LP	3.250%	9/13/49	5,000	5,256
	Spirit Realty LP	2.100%	3/15/28	10,000	10,126
	STORE Capital Corp.	2.750%	11/18/30	7,000	7,210
	Sun Communities Operating LP	2.700%	7/15/31	10,000	10,247
	UDR Inc.	2.950%	9/1/26	1,900	2,047
	UDR Inc.	1.900%	3/15/33	10,000	9,587
[7]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	1,520	1,619
[7]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	1,885	1,893
[7]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	6.500%	2/15/29	2,241	2,273
	Ventas Realty LP	3.250%	10/15/26	5,820	6,365
	Ventas Realty LP	3.850%	4/1/27	3,900	4,399
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,600	3,020
	VEREIT Operating Partnership LP	3.950%	8/15/27	14,815	16,884

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VEREIT Operating Partnership LP	3.400%	1/15/28	11,920	13,145
	VEREIT Operating Partnership LP	2.200%	6/15/28	7,500	7,743
	VEREIT Operating Partnership LP	3.100%	12/15/29	15,000	16,292
	VEREIT Operating Partnership LP	2.850%	12/15/32	10,097	10,827
[8]	Vicinity Centres Trust	1.125%	11/7/29	17,486	21,759
	Vornado Realty LP	3.400%	6/1/31	10,250	10,784
	Welltower Inc.	4.250%	4/1/26	6,375	7,222
	Welltower Inc.	2.700%	2/15/27	10,970	11,722
	Welltower Inc.	4.250%	4/15/28	2,845	3,298
	Welltower Inc.	2.050%	1/15/29	20,000	20,332
	Welltower Inc.	4.125%	3/15/29	435	500
	Welltower Inc.	3.100%	1/15/30	5,000	5,400
[10]	Westfield America Management Ltd.	2.125%	3/30/25	21,958	31,258
	Weyerhaeuser Co.	4.000%	11/15/29	15,516	17,886
	Weyerhaeuser Co.	4.000%	4/15/30	1,605	1,846
					2,293,366
Technology (6.7%)
	Apple Inc.	3.350%	2/9/27	25,834	28,795
	Apple Inc.	3.200%	5/11/27	55,622	61,704
	Apple Inc.	2.900%	9/12/27	37,615	41,240
	Apple Inc.	1.200%	2/8/28	32,420	32,164
	Apple Inc.	1.400%	8/5/28	115,000	115,123
	Apple Inc.	1.650%	2/8/31	34,280	34,154
	Applied Materials Inc.	3.300%	4/1/27	9,037	10,048
	Autodesk Inc.	3.500%	6/15/27	9,000	10,034
	Autodesk Inc.	2.850%	1/15/30	15,692	16,801
	Automatic Data Processing Inc.	1.700%	5/15/28	26,610	27,198
	Automatic Data Processing Inc.	1.250%	9/1/30	12,000	11,622
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	55,328	61,419
	Broadcom Inc.	4.250%	4/15/26	31,027	34,828
	Broadcom Inc.	3.459%	9/15/26	20,302	22,163
[7]	Broadcom Inc.	1.950%	2/15/28	10,518	10,588
	Broadcom Inc.	4.110%	9/15/28	29,411	33,195
	Broadcom Inc.	4.750%	4/15/29	19,792	23,213
	Broadcom Inc.	5.000%	4/15/30	37,571	44,829
	Broadcom Inc.	4.150%	11/15/30	30,000	34,053
[7]	Broadcom Inc.	2.450%	2/15/31	28,484	28,412
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,645	1,708
	Cisco Systems Inc.	5.500%	1/15/40	5,000	7,091
[7]	Clarivate Science Holdings Corp.	3.875%	6/30/28	2,050	2,068
[7]	Clarivate Science Holdings Corp.	4.875%	6/30/29	3,170	3,204
[7]	CommScope Inc.	6.000%	3/1/26	1,210	1,268
[7]	CommScope Inc.	8.250%	3/1/27	2,130	2,254
[7]	CommScope Inc.	7.125%	7/1/28	3,478	3,750
	Dell International LLC / EMC Corp.	6.020%	6/15/26	54,270	65,327
	Dell International LLC / EMC Corp.	4.900%	10/1/26	4,645	5,408
	Dell International LLC / EMC Corp.	6.100%	7/15/27	20,910	25,844
	Dell International LLC / EMC Corp.	5.300%	10/1/29	70,197	85,930
	Dell International LLC / EMC Corp.	6.200%	7/15/30	65,551	85,161
[7]	Entegris Inc.	3.625%	5/1/29	2,275	2,334
	Equifax Inc.	3.100%	5/15/30	11,000	12,001
	Fidelity National Information Services Inc.	1.150%	3/1/26	20,000	20,006
	Fidelity National Information Services Inc.	1.650%	3/1/28	25,250	25,500
	Fidelity National Information Services Inc.	2.250%	3/1/31	15,692	15,954
	Fiserv Inc.	3.200%	7/1/26	51,918	56,546
	Fiserv Inc.	2.250%	6/1/27	4,310	4,512
	Fiserv Inc.	3.500%	7/1/29	38,450	42,902
	Fiserv Inc.	2.650%	6/1/30	11,950	12,566
	Global Payments Inc.	1.200%	3/1/26	10,000	9,985
	Global Payments Inc.	3.200%	8/15/29	5,480	5,927
	Global Payments Inc.	2.900%	5/15/30	250	265

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HP Inc.	3.000%	6/17/27	10,130	10,933
	HP Inc.	3.400%	6/17/30	17,544	18,840
[7]	HP Inc.	2.650%	6/17/31	52,881	53,368
	Intel Corp.	3.750%	3/25/27	5,340	6,057
	Intel Corp.	2.450%	11/15/29	58,413	61,631
	Intel Corp.	3.900%	3/25/30	6,363	7,422
	Intel Corp.	4.750%	3/25/50	2,000	2,686
	International Business Machines Corp.	1.700%	5/15/27	1,271	1,299
	International Business Machines Corp.	3.500%	5/15/29	35,444	39,881
	International Business Machines Corp.	1.950%	5/15/30	22,000	22,154
	Juniper Networks Inc.	3.750%	8/15/29	31,207	35,062
	Juniper Networks Inc.	2.000%	12/10/30	20,554	20,074
	Mastercard Inc.	3.300%	3/26/27	16,800	18,761
	Mastercard Inc.	2.950%	6/1/29	19,000	21,059
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	25,973
[7]	MSCI Inc.	3.625%	9/1/30	2,465	2,593
[7]	MSCI Inc.	3.625%	11/1/31	3,635	3,849
[7]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	2,915	3,079
	NVIDIA Corp.	2.850%	4/1/30	20,000	21,830
	NVIDIA Corp.	2.000%	6/15/31	20,000	20,307
[7]	NXP BV / NXP Funding LLC	5.350%	3/1/26	18,000	21,087
[7]	NXP BV / NXP Funding LLC	5.550%	12/1/28	809	1,002
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	3,456	3,824
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	40,000	41,264
	Oracle Corp.	2.650%	7/15/26	40,802	43,320
	Oracle Corp.	2.800%	4/1/27	293	313
	Oracle Corp.	3.250%	11/15/27	14,885	16,275
	Oracle Corp.	2.300%	3/25/28	92,518	95,979
	Oracle Corp.	2.950%	4/1/30	70,260	75,016
	Oracle Corp.	2.875%	3/25/31	90,937	96,155
	Oracle Corp.	3.600%	4/1/50	2,000	2,096
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	6,546
	QUALCOMM Inc.	3.250%	5/20/27	68,234	75,510
	QUALCOMM Inc.	1.300%	5/20/28	36,811	36,529
	QUALCOMM Inc.	1.650%	5/20/32	15,336	14,955
	RELX Capital Inc.	3.000%	5/22/30	8,800	9,498
	Roper Technologies Inc.	3.800%	12/15/26	5,250	5,899
	Roper Technologies Inc.	1.400%	9/15/27	16,317	16,256
	Roper Technologies Inc.	2.950%	9/15/29	4,250	4,599
	Roper Technologies Inc.	2.000%	6/30/30	48,380	48,468
	S&P Global Inc.	2.950%	1/22/27	10,649	11,597
[7]	Sabre GLBL Inc.	9.250%	4/15/25	1,400	1,638
[7]	Sabre GLBL Inc.	7.375%	9/1/25	1,628	1,740
	salesforce.com Inc.	1.950%	7/15/31	17,500	17,812
[7]	Seagate HDD Cayman	3.125%	7/15/29	2,530	2,480
[7]	Seagate HDD Cayman	4.125%	1/15/31	4,100	4,294
	Skyworks Solutions Inc.	3.000%	6/1/31	46,290	48,478
[7]	Square Inc.	2.750%	6/1/26	1,175	1,201
[7]	Square Inc.	3.500%	6/1/31	2,395	2,484
[7]	SS&C Technologies Inc.	5.500%	9/30/27	3,318	3,509
	Texas Instruments Inc.	2.250%	9/4/29	2,000	2,110
	Texas Instruments Inc.	1.750%	5/4/30	10,755	10,881
	Verisk Analytics Inc.	4.125%	3/15/29	22,755	26,303
	Visa Inc.	2.050%	4/15/30	12,752	13,258
	VMware Inc.	1.400%	8/15/26	16,000	16,056
	VMware Inc.	4.650%	5/15/27	9,800	11,398
	VMware Inc.	3.900%	8/21/27	72,562	81,708
	VMware Inc.	1.800%	8/15/28	10,465	10,498
	VMware Inc.	4.700%	5/15/30	40,665	48,935
	VMware Inc.	2.200%	8/15/31	12,800	12,802

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Digital Corp.	4.750%	2/15/26	4,935	5,480
					2,525,205
Utilities (5.3%)
	AEP Transmission Co. LLC	3.100%	12/1/26	14,300	15,659
	AEP Transmission Co. LLC	3.650%	4/1/50	6,560	7,702
[6,9]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	1.025%	1/8/26	22,260	16,388
	Alabama Power Co.	3.700%	12/1/47	435	506
	Alabama Power Co.	4.300%	7/15/48	100	127
	Ameren Corp.	3.500%	1/15/31	15,245	16,993
	Ameren Illinois Co.	1.550%	11/15/30	9,785	9,573
	Ameren Illinois Co.	2.900%	6/15/51	2,630	2,741
	Appalachian Power Co.	3.300%	6/1/27	2,860	3,132
[8]	APT Pipelines Ltd.	1.250%	3/15/33	5,800	7,057
	Atmos Energy Corp.	3.000%	6/15/27	7,165	7,825
	Atmos Energy Corp.	4.300%	10/1/48	590	745
	Atmos Energy Corp.	3.375%	9/15/49	330	367
[9]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	4,550	3,322
[6,9]	Ausgrid Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.220%	1.241%	10/30/24	9,160	6,782
	Baltimore Gas and Electric Co.	2.900%	6/15/50	5,000	5,131
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	10,955	12,185
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,800	22,734
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	667	898
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	5,050	5,026
[8]	Cadent Finance plc	0.750%	3/11/32	500	604
[7]	Calpine Corp.	4.500%	2/15/28	6,811	7,019
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	10,374
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	199	225
	CenterPoint Energy Inc.	4.250%	11/1/28	9,811	11,377
	CenterPoint Energy Inc.	2.950%	3/1/30	1,195	1,281
	CenterPoint Energy Inc.	2.650%	6/1/31	21,800	22,748
	Clearway Energy Operating LLC	5.000%	9/15/26	2,090	2,148
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	1,725	1,828
	CMS Energy Corp.	3.450%	8/15/27	455	507
[7]	Comision Federal de Electricidad	4.677%	2/9/51	752	736
	Commonwealth Edison Co.	2.950%	8/15/27	2,000	2,180
	Commonwealth Edison Co.	2.200%	3/1/30	2,900	3,007
	Commonwealth Edison Co.	3.750%	8/15/47	281	332
	Commonwealth Edison Co.	4.000%	3/1/48	246	302
	Commonwealth Edison Co.	3.000%	3/1/50	127	134
	Commonwealth Edison Co.	3.125%	3/15/51	8,131	8,796
	Connecticut Light and Power Co.	3.200%	3/15/27	11,040	12,240
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	11,197
	Consumers Energy Co.	3.500%	8/1/51	134	157
[9]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	30,550	24,672
	Dominion Energy Inc.	2.850%	8/15/26	5,000	5,372
	Dominion Energy Inc.	4.250%	6/1/28	3,590	4,168
	Dominion Energy Inc.	3.375%	4/1/30	37,494	41,578
	DTE Electric Co.	1.900%	4/1/28	4,985	5,142
	DTE Electric Co.	2.250%	3/1/30	24,694	25,754
	DTE Electric Co.	2.625%	3/1/31	14,916	16,035
	DTE Electric Co.	4.300%	7/1/44	4,144	5,232
	DTE Electric Co.	3.700%	3/15/45	397	465
	DTE Electric Co.	4.050%	5/15/48	109	136
	DTE Electric Co.	3.950%	3/1/49	449	555
	DTE Electric Co.	2.950%	3/1/50	212	224
	Duke Energy Carolinas LLC	3.950%	11/15/28	20,378	23,655
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	12,002
	Duke Energy Carolinas LLC	2.450%	2/1/30	21,890	23,014
	Duke Energy Carolinas LLC	2.550%	4/15/31	10,000	10,585
	Duke Energy Carolinas LLC	4.250%	12/15/41	699	864
	Duke Energy Carolinas LLC	3.875%	3/15/46	599	710

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,222	1,422
	Duke Energy Carolinas LLC	3.950%	3/15/48	818	984
	Duke Energy Corp.	2.550%	6/15/31	40,000	41,366
	Duke Energy Florida LLC	3.200%	1/15/27	17,455	19,229
	Duke Energy Florida LLC	3.800%	7/15/28	28,923	33,146
	Duke Energy Florida LLC	2.500%	12/1/29	25,380	27,089
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	34,529
	Duke Energy Florida LLC	6.400%	6/15/38	100	150
	Duke Energy Indiana LLC	3.250%	10/1/49	307	333
	Duke Energy Ohio Inc.	2.125%	6/1/30	10,000	10,185
	Duke Energy Progress LLC	3.700%	9/1/28	5,781	6,584
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	4,758
	Duke Energy Progress LLC	4.200%	8/15/45	301	373
	Duke Energy Progress LLC	2.500%	8/15/50	4,988	4,778
	Edison International	5.750%	6/15/27	9,000	10,372
	Edison International	4.125%	3/15/28	2,000	2,165
[7]	Electricite de France SA	4.500%	9/21/28	5,000	5,863
[8]	Elenia Finance Oyj	0.375%	2/6/27	17,095	20,534
[7]	Enel Finance International NV	1.875%	7/12/28	20,000	20,244
	Enel SPA	1.875%	12/31/99	400	473
	Entergy Arkansas LLC	2.650%	6/15/51	5,827	5,711
	Entergy Corp.	1.900%	6/15/28	17,485	17,708
	Entergy Corp.	2.800%	6/15/30	21,235	22,520
	Entergy Corp.	2.400%	6/15/31	19,250	19,657
	Entergy Louisiana LLC	2.400%	10/1/26	18,176	19,246
	Entergy Louisiana LLC	3.120%	9/1/27	20,443	22,461
	Entergy Louisiana LLC	3.250%	4/1/28	8,150	9,008
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,938
	Entergy Louisiana LLC	2.350%	6/15/32	6,000	6,199
	Entergy Louisiana LLC	4.200%	9/1/48	250	314
	Entergy Texas Inc.	4.000%	3/30/29	3,129	3,588
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,877
[8]	EP Infrastructure AS	1.816%	3/2/31	15,540	19,209
	Eurogrid GmbH	0.741%	4/21/33	400	490
	Evergy Inc.	2.900%	9/15/29	48,540	52,010
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,615	17,698
	Evergy Kansas Central Inc.	3.100%	4/1/27	5,800	6,353
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,000	5,413
	Eversource Energy	1.650%	8/15/30	9,145	8,933
	Exelon Corp.	3.950%	6/15/25	8,452	9,326
	Exelon Corp.	3.400%	4/15/26	2,845	3,120
	Exelon Corp.	4.050%	4/15/30	55,075	63,692
	FirstEnergy Corp.	4.650%	7/15/27	3,705	4,135
	FirstEnergy Corp.	2.650%	3/1/30	3,230	3,288
	FirstEnergy Corp.	3.400%	3/1/50	1,210	1,221
	Florida Power & Light Co.	4.125%	2/1/42	231	288
	Florida Power & Light Co.	3.700%	12/1/47	304	365
	Florida Power & Light Co.	3.950%	3/1/48	111	138
[8]	IE2 Holdco SAU	2.875%	6/1/26	26,500	35,205
	ITC Holdings Corp.	3.250%	6/30/26	9,700	10,602
	ITC Holdings Corp.	3.350%	11/15/27	18,745	20,651
	Kentucky Utilities Co.	5.125%	11/1/40	700	937
	Kentucky Utilities Co.	4.375%	10/1/45	201	251
	Kentucky Utilities Co.	3.300%	6/1/50	880	967
	MidAmerican Energy Co.	3.650%	4/15/29	6,315	7,235
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,680	13,006
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	13,055	15,034
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	32,016	36,439
	Nevada Power Co.	2.400%	5/1/30	11,640	12,149
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	3,636	3,966
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,000	27,605

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,191	9,175
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	12,000	12,829
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	30,811
	Northern States Power Co.	3.600%	9/15/47	491	573
	NRG Energy Inc.	7.250%	5/15/26	4,850	5,044
	NRG Energy Inc.	6.625%	1/15/27	1,545	1,600
[7]	NRG Energy Inc.	2.450%	12/2/27	16,937	17,308
[7]	NRG Energy Inc.	3.625%	2/15/31	2,375	2,396
	NSTAR Electric Co.	3.250%	11/15/25	10,000	10,851
	NSTAR Electric Co.	3.200%	5/15/27	44,419	48,979
	NTPC Ltd.	4.250%	2/26/26	6,250	6,761
	Ohio Power Co.	1.625%	1/15/31	19,900	19,482
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	52,271	60,110
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	24,847
	Pacific Gas and Electric Co.	3.300%	12/1/27	15,000	15,409
	Pacific Gas and Electric Co.	2.500%	2/1/31	20,000	18,875
	Pacific Gas and Electric Co.	3.250%	6/1/31	20,000	19,715
	PacifiCorp	3.500%	6/15/29	19,585	22,068
	PacifiCorp	2.700%	9/15/30	13,815	14,752
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	1,410	1,457
	PECO Energy Co.	3.900%	3/1/48	369	450
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	7,299	7,938
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,205	2,579
[7,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	16,049
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	20,625	22,935
	Public Service Co. of Colorado	3.600%	9/15/42	436	507
	Public Service Electric and Gas Co.	3.000%	5/15/27	4,700	5,138
	Public Service Electric and Gas Co.	3.700%	5/1/28	2,570	2,947
	Public Service Electric and Gas Co.	3.650%	9/1/28	3,270	3,733
	Public Service Electric and Gas Co.	3.200%	5/15/29	31,239	34,842
	Public Service Electric and Gas Co.	2.450%	1/15/30	7,500	7,943
	Public Service Electric and Gas Co.	3.800%	3/1/46	621	746
	Public Service Enterprise Group Inc.	1.600%	8/15/30	45,000	43,323
	Puget Energy Inc.	3.650%	5/15/25	13,665	14,814
	San Diego Gas & Electric Co.	4.500%	8/15/40	1,248	1,583
	Sempra Energy	3.250%	6/15/27	6,360	6,966
	Sempra Energy	3.400%	2/1/28	627	694
	Southern California Edison Co.	3.700%	8/1/25	13,871	15,188
	Southern California Edison Co.	1.200%	2/1/26	6,529	6,524
	Southern California Edison Co.	4.200%	3/1/29	9,000	10,286
	Southern California Edison Co.	2.250%	6/1/30	10,000	10,059
	Southern California Gas Co.	2.550%	2/1/30	5,790	6,087
	Southern Co.	1.750%	3/15/28	961	968
	Southern Co.	3.700%	4/30/30	2,415	2,712
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	4,491
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	10,552
	Southwestern Electric Power Co.	4.100%	9/15/28	26,793	30,941
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,005	4,365
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	5,245	5,527
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	16,000	17,796
	Terna SPA	0.750%	7/24/32	700	854
	Union Electric Co.	2.950%	6/15/27	12,861	14,005
	Union Electric Co.	3.500%	3/15/29	8,552	9,631
	Union Electric Co.	2.950%	3/15/30	18,000	19,606
	Virginia Electric and Power Co.	3.500%	3/15/27	20,267	22,644
	Virginia Electric and Power Co.	8.875%	11/15/38	884	1,605
	Virginia Electric and Power Co.	4.000%	1/15/43	190	227
	Virginia Electric and Power Co.	4.650%	8/15/43	602	780
	Virginia Electric and Power Co.	3.800%	9/15/47	882	1,038
	Virginia Electric and Power Co.	3.300%	12/1/49	486	536
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,451

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,837
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	995	1,028
[7]	Vistra Operations Co. LLC	4.375%	5/1/29	3,232	3,315
	WEC Energy Group Inc.	1.375%	10/15/27	35,000	34,739
	Wisconsin Electric Power Co.	1.700%	6/15/28	15,000	15,251
	Xcel Energy Inc.	4.000%	6/15/28	15,662	17,999
					1,992,049
Total Corporate Bonds (Cost $29,911,770)					31,064,234
Sovereign Bonds (4.3%)
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	1,329	1,477
[7]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	4,150	4,535
[7]	CDP Financial Inc.	3.150%	7/24/24	8,000	8,626
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	5,382	5,892
[7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	16,731	16,489
[4]	Dominican Republic	5.875%	4/18/24	1,800	1,903
	Dominican Republic	6.500%	2/15/48	879	968
[7]	Dominican Republic	5.875%	1/30/60	458	464
	Dominican Republic	5.875%	1/30/60	2,900	2,938
	Export-Import Bank of India	3.875%	3/12/24	3,900	4,162
	Export-Import Bank of India	3.375%	8/5/26	3,000	3,208
[7]	Export-Import Bank of India	3.875%	2/1/28	9,675	10,538
	Export-Import Bank of India	3.875%	2/1/28	10,000	10,892
	Federative Republic of Brazil	4.625%	1/13/28	19,621	21,293
	Federative Republic of Brazil	3.875%	6/12/30	6,922	6,991
	Federative Republic of Brazil	4.750%	1/14/50	5,296	5,097
	Fondo MIVIVIENDA SA	3.500%	1/31/23	12,050	12,421
[7]	Government of Bermuda	4.138%	1/3/23	10,964	11,531
[7]	Government of Bermuda	4.854%	2/6/24	3,517	3,873
	Government of Bermuda	4.854%	2/6/24	8,791	9,669
	Government of Bermuda	4.750%	2/15/29	12,860	15,136
[7,8]	Kingdom of Morocco	2.000%	9/30/30	28,190	33,288
[7]	Kingdom of Saudi Arabia	2.375%	10/26/21	785	788
	Kingdom of Saudi Arabia	2.375%	10/26/21	37,948	38,105
	Kingdom of Saudi Arabia	4.000%	4/17/25	59,870	66,047
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,881
	KSA Sukuk Ltd.	2.894%	4/20/22	12,050	12,248
	KSA Sukuk Ltd.	3.628%	4/20/27	75,706	83,508
	North American Development Bank	2.400%	10/26/22	343	349
[7,8]	North Macedonia	1.625%	3/10/28	9,000	10,622
	Panama Bonos del Tesoro	3.362%	6/30/31	49,448	49,947
[7,8]	Republic of Albania	3.500%	6/16/27	6,000	7,658
[4]	Republic of Azerbaijan	3.500%	9/1/32	22,952	23,831
	Republic of Chile	3.240%	2/6/28	29,287	31,903
	Republic of Chile	2.450%	1/31/31	15,588	15,938
[8]	Republic of Chile	1.300%	7/26/36	14,005	16,549
	Republic of Chile	3.100%	5/7/41	37,265	37,707
	Republic of Colombia	4.000%	2/26/24	15,248	15,989
	Republic of Colombia	4.500%	1/28/26	94,468	102,644
	Republic of Colombia	3.875%	4/25/27	35,925	38,018
	Republic of Colombia	3.000%	1/30/30	1,580	1,550
	Republic of Colombia	10.375%	1/28/33	31,960	47,861
	Republic of Colombia	5.000%	6/15/45	645	675
	Republic of Guatemala	4.500%	5/3/26	8,972	9,776
	Republic of Hungary	5.375%	2/21/23	28,264	30,455
	Republic of Hungary	5.750%	11/22/23	22,042	24,687
[8]	Republic of Hungary	1.125%	4/28/26	11,200	14,002
[7]	Republic of Indonesia	3.700%	1/8/22	3,124	3,164
	Republic of Indonesia	3.750%	4/25/22	87,775	89,864
	Republic of Indonesia	5.375%	10/17/23	6,400	7,068
	Republic of Indonesia	3.850%	7/18/27	5,000	5,578

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Lithuania	6.625%	2/1/22	12,000	12,368
	Republic of Panama	4.000%	9/22/24	6,360	6,910
	Republic of Panama	3.750%	3/16/25	28,263	30,701
	Republic of Panama	7.125%	1/29/26	15,019	18,654
	Republic of Panama	8.875%	9/30/27	1,350	1,867
	Republic of Panama	8.125%	4/28/34	9,236	13,340
[4]	Republic of Panama	4.500%	4/16/50	1,000	1,140
[4]	Republic of Panama	3.870%	7/23/60	5,519	5,693
	Republic of Paraguay	5.000%	4/15/26	5,000	5,638
	Republic of Peru	7.350%	7/21/25	9,030	11,009
	Republic of Peru	2.392%	1/23/26	10,152	10,406
	Republic of Serbia	7.250%	9/28/21	1,739	1,758
[8]	Republic of Serbia	3.125%	5/15/27	48,031	63,406
	Republic of Slovenia	5.500%	10/26/22	36,251	38,565
	Republic of Turkey	3.250%	3/23/23	6,630	6,631
	Republic of Turkey	5.750%	5/11/47	790	683
[7]	Republic of Uzbekistan	3.900%	10/19/31	18,000	17,965
	Romania	4.375%	8/22/23	1,000	1,074
[7,8]	Romania	1.750%	7/13/30	19,120	22,699
[7,8]	Romania	2.000%	4/14/33	14,000	16,399
[8]	Romania	2.625%	12/2/40	3,506	4,067
[7,8]	Romania	2.750%	4/14/41	5,410	6,298
[7,8]	Romania	2.875%	4/13/42	7,770	9,089
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,720	3,986
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	22,223	22,713
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	11,120
[16]	SoQ Sukuk A QSC	3.241%	1/18/23	1,000	1,042
	State of Israel	2.750%	7/3/30	13,800	14,861
	State of Israel	3.375%	1/15/50	1,871	2,049
	State of Israel	3.800%	5/13/60	18,330	21,344
	State of Israel	4.500%	4/3/20	8,277	10,716
	State of Qatar	3.875%	4/23/23	31,735	33,599
[8]	United Mexican States	3.625%	4/9/29	13,601	18,829
	United Mexican States	4.500%	4/22/29	141,380	161,054
	United Mexican States	3.250%	4/16/30	37,453	39,047
	United Mexican States	3.771%	5/24/61	3,116	2,921
	United Mexican States	3.750%	4/19/71	2,700	2,488
Total Sovereign Bonds (Cost $1,586,519)					1,632,932
Taxable Municipal Bonds (0.1%)
[17]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	10,675	13,953
[6]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%	0.800%	1/2/25	698	698
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.125%	2/1/24	1,500	1,662
	New York State Dormitory Authority Lease Revenue	3.892%	12/1/24	2,000	2,219
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	400	453
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	4,765	5,322
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	2,000	2,336
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	6,200	6,963
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	4,540	5,555
	Texas GO	3.682%	8/1/24	2,000	2,068
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	8,550	9,832
Total Taxable Municipal Bonds (Cost $46,417)					51,061

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[18]	Vanguard Market Liquidity Fund (Cost $217,927)		0.064%		2,179,326	217,932
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	317,328	918
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	318,214	932
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	316,703	902
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	316,703	979
						3,731
Put Swaptions
	5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	27,890	17
	5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	18,510	12

Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	13,090	8
					37
Total Options Purchased (Cost $6,122)					3,768
Total Investments (99.3%) (Cost $36,204,231)					37,535,592
Other Assets and Liabilities—Net (0.7%)					260,749
Net Assets (100%)					37,796,341
Cost is in $000.
1	Securities with a value of $43,386,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $16,269,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $1,230,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $3,487,764,000, representing 9.2% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of Azerbaijan.
12	Guaranteed by multiple countries.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
16	Guaranteed by the State of Qatar.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.3%)
U.S. Government Securities (5.0%)
	U.S. Treasury Note/Bond	0.125%	10/31/22	2,600	2,601
	U.S. Treasury Note/Bond	0.750%	5/31/26	9,700	9,733
	U.S. Treasury Note/Bond	1.250%	6/30/28	1,750	1,780
	U.S. Treasury Note/Bond	5.250%	2/15/29	27,875	36,368
	U.S. Treasury Note/Bond	0.625%	5/15/30	180,000	171,872
[1]	U.S. Treasury Note/Bond	0.625%	8/15/30	40,000	38,087
	U.S. Treasury Note/Bond	1.125%	2/15/31	25,000	24,797
	U.S. Treasury Note/Bond	1.625%	5/15/31	15,000	15,551
	U.S. Treasury Note/Bond	4.750%	2/15/37	50,000	72,656
	U.S. Treasury Note/Bond	1.125%	8/15/40	84,390	75,173
	U.S. Treasury Note/Bond	1.875%	2/15/41	10,000	10,119
	U.S. Treasury Note/Bond	4.750%	2/15/41	70,000	105,448
	U.S. Treasury Note/Bond	2.250%	5/15/41	50,000	53,711
	U.S. Treasury Note/Bond	3.750%	8/15/41	55,095	73,637
	U.S. Treasury Note/Bond	2.875%	5/15/43	35,000	41,497
	U.S. Treasury Note/Bond	3.000%	11/15/44	55,000	66,791
[2]	U.S. Treasury Note/Bond	2.375%	11/15/49	100,000	110,469
[1]	U.S. Treasury Note/Bond	1.250%	5/15/50	34,750	29,576
[1,2]	U.S. Treasury Note/Bond	1.375%	8/15/50	121,100	106,379
	U.S. Treasury Strip Principal	0.000%	2/15/48	45,000	26,817
					1,073,062
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	49,300
	Tennessee Valley Authority	4.250%	9/15/65	10,000	14,611
					63,911
Total U.S. Government and Agency Obligations (Cost $1,109,663)					1,136,973
Corporate Bonds (79.2%)
Communications (6.7%)
	Activision Blizzard Inc.	2.500%	9/15/50	7,390	6,748
	Alphabet Inc.	1.900%	8/15/40	25,925	24,091
	Alphabet Inc.	2.050%	8/15/50	19,215	17,393
	Alphabet Inc.	2.250%	8/15/60	17,455	15,766
	America Movil SAB de CV	4.375%	4/22/49	49,405	62,062
	AT&T Inc.	3.500%	6/1/41	9,800	10,388
	AT&T Inc.	3.650%	6/1/51	13,690	14,568
	AT&T Inc.	3.300%	2/1/52	31,415	31,406
[3]	AT&T Inc.	3.500%	9/15/53	1,450	1,497
[3]	AT&T Inc.	3.550%	9/15/55	1,880	1,943
[3]	AT&T Inc.	3.800%	12/1/57	3,697	3,939
[3]	Cable One Inc.	4.000%	11/15/30	125	126
	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp.	3.850%	4/1/61	2,000	2,001
[3]	Cogent Communications Group Inc.	3.500%	5/1/26	90	93
	Comcast Corp.	5.650%	6/15/35	34,942	48,006
	Comcast Corp.	6.500%	11/15/35	4,320	6,364
	Comcast Corp.	3.200%	7/15/36	16,810	18,348
	Comcast Corp.	3.900%	3/1/38	39,335	45,934
	Comcast Corp.	6.400%	5/15/38	3,452	5,145
	Comcast Corp.	4.600%	10/15/38	64,153	80,713
	Comcast Corp.	3.250%	11/1/39	3,000	3,268
	Comcast Corp.	3.750%	4/1/40	7,100	8,208
	Comcast Corp.	4.500%	1/15/43	1,184	1,486
	Comcast Corp.	4.750%	3/1/44	62,715	81,946
	Comcast Corp.	4.600%	8/15/45	29,645	37,939
	Comcast Corp.	3.400%	7/15/46	19,755	21,525
	Comcast Corp.	4.000%	8/15/47	18,875	22,429
	Comcast Corp.	3.969%	11/1/47	85,688	102,018

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.000%	3/1/48	22,025	26,257
	Comcast Corp.	4.700%	10/15/48	31,010	40,760
	Comcast Corp.	3.999%	11/1/49	28,176	33,850
	Comcast Corp.	3.450%	2/1/50	5,500	6,112
	Comcast Corp.	2.800%	1/15/51	17,285	17,094
	Comcast Corp.	2.450%	8/15/52	2,000	1,866
	Comcast Corp.	4.049%	11/1/52	33,810	40,967
	Comcast Corp.	4.950%	10/15/58	85,850	121,548
	Comcast Corp.	2.650%	8/15/62	3,000	2,840
[3]	CSC Holdings LLC	5.375%	2/1/28	245	259
[3]	CSC Holdings LLC	4.625%	12/1/30	336	331
[3]	CSC Holdings LLC	4.500%	11/15/31	815	822
[3]	Deutsche Telekom AG	3.625%	1/21/50	3,180	3,453
[3]	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	8/15/27	70	72
	Discovery Communications LLC	4.650%	5/15/50	1,950	2,317
	Electronic Arts Inc.	2.950%	2/15/51	2,000	1,994
[3]	Expedia Group Inc.	6.250%	5/1/25	38	44
	Fox Corp.	5.576%	1/25/49	966	1,333
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	45	48
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	215	223
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	70	75
	Lamar Media Corp.	3.750%	2/15/28	80	82
[3]	Level 3 Financing Inc.	4.625%	9/15/27	353	366
[3]	Level 3 Financing Inc.	3.625%	1/15/29	115	112
	NBCUniversal Media LLC	5.950%	4/1/41	16,947	24,967
	NBCUniversal Media LLC	4.450%	1/15/43	22,650	28,325
[3]	Netflix Inc.	3.625%	6/15/25	290	312
	Netflix Inc.	5.875%	11/15/28	115	143
[3]	Netflix Inc.	4.875%	6/15/30	115	139
[3]	News Corp.	3.875%	5/15/29	235	239
[3]	Nexstar Media Inc.	5.625%	7/15/27	67	71
[3]	Nexstar Media Inc.	4.750%	11/1/28	130	134
[3]	Playtika Holding Corp.	4.250%	3/15/29	120	120
[3]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	70	75
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	230	230
[3]	Sirius XM Radio Inc.	4.625%	7/15/24	104	107
[3]	Sirius XM Radio Inc.	5.000%	8/1/27	99	104
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	35	36
	Sprint Corp.	7.125%	6/15/24	345	396
	Sprint Corp.	7.625%	3/1/26	60	73
[3]	Switch Ltd.	4.125%	6/15/29	110	113
[3]	Tegna Inc.	4.750%	3/15/26	115	122
	Telefonica Emisiones SA	4.665%	3/6/38	950	1,130
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	2,513
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	2,990
[3]	Tencent Holdings Ltd.	3.925%	1/19/38	14,740	16,068
[3]	Tencent Holdings Ltd.	3.680%	4/22/41	13,150	14,003
[3]	Tencent Holdings Ltd.	3.840%	4/22/51	18,020	19,543
[3]	Tencent Holdings Ltd.	3.940%	4/22/61	5,310	5,902
	Time Warner Cable LLC	6.550%	5/1/37	11,975	16,500
	T-Mobile USA Inc.	4.500%	2/1/26	225	230
	T-Mobile USA Inc.	2.625%	2/15/29	250	250
[3]	T-Mobile USA Inc.	3.375%	4/15/29	750	782
	T-Mobile USA Inc.	2.875%	2/15/31	45	45
[3]	T-Mobile USA Inc.	3.500%	4/15/31	100	105
	T-Mobile USA Inc.	3.000%	2/15/41	4,930	4,979
	T-Mobile USA Inc.	3.300%	2/15/51	590	601
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	6,100
	TWDC Enterprises 18 Corp.	7.550%	7/15/93	2,512	2,900
[3]	Twitter Inc.	3.875%	12/15/27	165	177
[4]	Verizon Communications Inc.	2.500%	4/8/31	3,300	4,914

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.400%	3/22/41	2,500	2,700
	Verizon Communications Inc.	2.875%	11/20/50	1,500	1,464
	Verizon Communications Inc.	3.550%	3/22/51	3,240	3,545
	Verizon Communications Inc.	3.700%	3/22/61	21,730	24,022
	ViacomCBS Inc.	4.950%	5/19/50	3,000	3,857
[3]	Videotron Ltd.	3.625%	6/15/29	115	118
	Vodafone Group plc	5.250%	5/30/48	2,090	2,787
	Vodafone Group plc	4.125%	6/4/81	1,730	1,750
	Walt Disney Co.	6.200%	12/15/34	3,326	4,749
	Walt Disney Co.	6.400%	12/15/35	17,218	25,607
	Walt Disney Co.	6.650%	11/15/37	2,710	4,181
	Walt Disney Co.	4.625%	3/23/40	11,720	15,079
	Walt Disney Co.	3.500%	5/13/40	58,715	66,178
	Walt Disney Co.	4.750%	9/15/44	13,474	18,024
	Walt Disney Co.	2.750%	9/1/49	57,575	57,358
	Walt Disney Co.	3.600%	1/13/51	63,711	73,608
[4]	WPP Finance SA	3.750%	5/19/32	1,200	1,934
[3]	Zayo Group Holdings Inc.	4.000%	3/1/27	665	662
[3]	Zayo Group Holdings Inc.	6.125%	3/1/28	285	290
					1,441,526
Consumer Discretionary (5.0%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	130	131
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	290	295
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	365	364
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	34,781
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	17,409
	Alibaba Group Holding Ltd.	4.400%	12/6/57	13,080	15,792
	Amazon.com Inc.	3.875%	8/22/37	55,000	66,447
	Amazon.com Inc.	2.875%	5/12/41	15,845	16,720
	Amazon.com Inc.	4.950%	12/5/44	6,000	8,338
	Amazon.com Inc.	4.050%	8/22/47	95,075	117,819
	Amazon.com Inc.	2.500%	6/3/50	18,520	17,865
	Amazon.com Inc.	3.100%	5/12/51	12,570	13,525
	Amazon.com Inc.	4.250%	8/22/57	50,347	66,153
	Amazon.com Inc.	2.700%	6/3/60	20,830	20,343
	Amazon.com Inc.	3.250%	5/12/61	16,975	18,576
[3]	Ambience Merger Sub Inc.	4.875%	7/15/28	60	60
[3]	Ambience Merger Sub Inc.	7.125%	7/15/29	120	121
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	230	236
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	485	484
[5]	American University	3.672%	4/1/49	2,563	3,007
	Asbury Automotive Group Inc.	4.500%	3/1/28	1,130	1,176
	Asbury Automotive Group Inc.	4.750%	3/1/30	220	234
	Bowdoin College	4.693%	7/1/12	2,500	3,381
[3]	Boyd Gaming Corp.	8.625%	6/1/25	160	175
[3]	Builders Firstsource Inc.	4.250%	2/1/32	60	61
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	216	238
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	18	19
	California Institute of Technology	3.650%	9/1/19	4,242	5,022
[3]	Carnival Corp.	11.500%	4/1/23	27	30
[3]	Carnival Corp.	7.625%	3/1/26	68	72
[3]	Carnival Corp.	4.000%	8/1/28	355	354
[3]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	595	618
[3]	Churchill Downs Inc.	5.500%	4/1/27	465	484
[3]	Churchill Downs Inc.	4.750%	1/15/28	288	299
[3]	Clarios Global LP	6.750%	5/15/25	31	33
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	320	345
[5]	Duke University	2.682%	10/1/44	3,100	3,237
[5]	Duke University	2.832%	10/1/55	9,635	10,242
	Ford Foundation	2.815%	6/1/70	11,950	12,431

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Co.	8.500%	4/21/23	60	67
	Ford Motor Credit Co. LLC	3.087%	1/9/23	70	71
	Ford Motor Credit Co. LLC	4.134%	8/4/25	35	37
	Ford Motor Credit Co. LLC	3.375%	11/13/25	70	73
	Ford Motor Credit Co. LLC	4.271%	1/9/27	240	259
	Ford Motor Credit Co. LLC	4.125%	8/17/27	480	514
	Ford Motor Credit Co. LLC	3.815%	11/2/27	60	63
	Ford Motor Credit Co. LLC	2.900%	2/16/28	165	165
	General Motors Co.	5.150%	4/1/38	1,000	1,224
	General Motors Co.	5.200%	4/1/45	1,500	1,879
	General Motors Co.	5.400%	4/1/48	1,000	1,286
	George Washington University	4.300%	9/15/44	2,890	3,736
	Georgetown University	4.315%	4/1/49	14,755	18,897
	Georgetown University	2.943%	4/1/50	15,535	16,077
	Georgetown University	5.215%	10/1/18	940	1,488
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	45	50
[3]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	375	393
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	105	113
	Home Depot Inc.	5.875%	12/16/36	34,525	50,179
	Home Depot Inc.	3.300%	4/15/40	1,000	1,118
	Home Depot Inc.	5.400%	9/15/40	947	1,332
	Home Depot Inc.	5.950%	4/1/41	18,480	27,429
	Home Depot Inc.	4.200%	4/1/43	6,035	7,527
	Home Depot Inc.	4.875%	2/15/44	60,115	81,792
	Home Depot Inc.	4.400%	3/15/45	12,900	16,635
	Home Depot Inc.	4.250%	4/1/46	21,515	27,275
	Home Depot Inc.	3.900%	6/15/47	28,950	35,087
	Home Depot Inc.	4.500%	12/6/48	14,825	19,804
	Home Depot Inc.	3.125%	12/15/49	5,950	6,471
	Home Depot Inc.	3.500%	9/15/56	947	1,097
[3]	International Game Technology plc	4.125%	4/15/26	45	47
[3]	International Game Technology plc	6.250%	1/15/27	20	23
[5]	Johns Hopkins University	2.813%	1/1/60	2,690	2,824
[3]	Lithia Motors Inc.	4.625%	12/15/27	600	638
[3]	Lithia Motors Inc.	3.875%	6/1/29	290	306
[3]	Lithia Motors Inc.	4.375%	1/15/31	180	196
[3]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	31
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	335	371
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	60	60
	Marriott International Inc.	4.625%	6/15/30	140	162
[3]	Masonite International Corp.	3.500%	2/15/30	115	116
[5]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	29,326
	McDonald's Corp.	3.625%	9/1/49	1,000	1,135
	McDonald's Corp.	4.200%	4/1/50	1,000	1,235
[3]	Meritage Homes Corp.	3.875%	4/15/29	1,000	1,056
[3]	NCL Corp. Ltd.	5.875%	3/15/26	235	237
	NIKE Inc.	3.250%	3/27/40	9,055	10,150
	NIKE Inc.	3.625%	5/1/43	30,604	36,568
	NIKE Inc.	3.375%	11/1/46	19,840	22,687
[3]	Penn National Gaming Inc.	5.625%	1/15/27	45	47
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	3,665
[3]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	5,929
	President and Fellows of Harvard College	4.875%	10/15/40	750	1,053
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	19,873
	Rockefeller Foundation	2.492%	10/1/50	34,515	34,713
[3]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	23
[3]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	22
[3]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	35	40
	Starbucks Corp.	4.500%	11/15/48	2,500	3,205
	Toll Brothers Finance Corp.	4.350%	2/15/28	1,560	1,732
	Toll Brothers Finance Corp.	3.800%	11/1/29	315	341

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tri Pointe Homes Inc.	5.700%	6/15/28	90	100
	Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	24,058
[5]	University of Chicago	2.761%	4/1/45	11,735	12,178
[5]	University of Chicago	2.547%	4/1/50	8,120	7,945
	University of Chicago	3.000%	10/1/52	5,695	6,181
[3]	Vail Resorts Inc.	6.250%	5/15/25	595	632
[6]	Volkswagen International Finance NV	3.300%	3/22/33	1,000	1,528
[3]	William Carter Co.	5.500%	5/15/25	155	163
[3]	Williams Scotsman International Inc.	4.625%	8/15/28	79	82
[3]	WK Kellogg Foundation Trust	2.443%	10/1/50	35,340	35,030
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	230	237
	Yale University	2.402%	4/15/50	19,845	19,746
					1,064,746
Consumer Staples (4.6%)
[3]	7-Eleven Inc.	2.800%	2/10/51	3,160	3,028
	Altria Group Inc.	5.800%	2/14/39	2,250	2,835
	Altria Group Inc.	3.400%	2/4/41	3,750	3,634
	Altria Group Inc.	4.450%	5/6/50	1,130	1,226
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	511
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	4,000	4,976
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,000	1,282
[6]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	900	1,501
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,000	4,836
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	20,973
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,330	18,218
	Archer-Daniels-Midland Co.	4.500%	3/15/49	28,749	39,052
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,512
	BAT Capital Corp.	4.540%	8/15/47	1,535	1,652
[4]	BAT International Finance plc	2.250%	9/9/52	300	327
[3]	Cargill Inc.	4.760%	11/23/45	20,000	26,850
	Coca-Cola Co.	2.875%	5/5/41	22,925	24,383
	Coca-Cola Co.	2.600%	6/1/50	40,500	40,428
	Coca-Cola Co.	3.000%	3/5/51	47,160	50,771
	Coca-Cola Co.	2.500%	3/15/51	33,665	32,879
	Estee Lauder Cos. Inc.	3.125%	12/1/49	18,964	21,110
	Hershey Co.	3.125%	11/15/49	25,500	27,931
	Hershey Co.	2.650%	6/1/50	2,000	2,025
	Hormel Foods Corp.	3.050%	6/3/51	20,165	21,671
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,242
	Kimberly-Clark Corp.	3.200%	7/30/46	19,400	21,551
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,030	1,140
	Kraft Heinz Foods Co.	3.750%	4/1/30	740	816
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,070	2,575
[3]	Lamb Weston Holdings Inc.	4.625%	11/1/24	80	82
[3]	Lamb Weston Holdings Inc.	4.875%	11/1/26	210	217
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	380	422
[3]	Nestle Holdings Inc.	3.900%	9/24/38	49,785	60,266
[3]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	29,053
	PepsiCo Inc.	4.000%	3/5/42	2,038	2,528
	PepsiCo Inc.	3.600%	8/13/42	947	1,116
	PepsiCo Inc.	4.450%	4/14/46	29,289	38,597
	PepsiCo Inc.	3.450%	10/6/46	45,375	51,979
	PepsiCo Inc.	4.000%	5/2/47	15,435	19,223
	PepsiCo Inc.	3.375%	7/29/49	25,294	28,892
	PepsiCo Inc.	2.875%	10/15/49	12,285	12,962
[3]	Performance Food Group Inc.	6.875%	5/1/25	80	85
[3]	Performance Food Group Inc.	5.500%	10/15/27	535	558
[3]	Performance Food Group Inc.	4.250%	8/1/29	295	300
[6]	Philip Morris International Inc.	2.000%	5/9/36	1,100	1,441
	Philip Morris International Inc.	6.375%	5/16/38	5,802	8,432
	Philip Morris International Inc.	4.375%	11/15/41	4,890	5,861

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	3.875%	8/21/42	1,750	1,980
	Philip Morris International Inc.	4.125%	3/4/43	17,345	20,116
	Philip Morris International Inc.	4.875%	11/15/43	22,345	28,648
[3]	Post Holdings Inc.	5.750%	3/1/27	105	109
[3]	Post Holdings Inc.	4.500%	9/15/31	215	217
[3]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	33,804
	Walmart Inc.	3.950%	6/28/38	96,757	117,905
	Walmart Inc.	5.625%	4/1/40	1,839	2,685
	Walmart Inc.	4.875%	7/8/40	1,944	2,626
	Walmart Inc.	5.000%	10/25/40	1,610	2,210
	Walmart Inc.	5.625%	4/15/41	3,695	5,452
	Walmart Inc.	4.000%	4/11/43	1,326	1,648
	Walmart Inc.	3.625%	12/15/47	69,145	82,468
	Walmart Inc.	4.050%	6/29/48	26,395	33,707
	Walmart Inc.	2.950%	9/24/49	7,518	8,163
					984,687
Energy (5.2%)
[3]	Antero Resources Corp.	5.375%	3/1/30	325	331
[3]	Atlantica Sustainable Infrastructure plc	4.125%	6/15/28	60	62
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	3,837	4,452
	BP Capital Markets America Inc.	3.060%	6/17/41	25,055	25,819
	BP Capital Markets America Inc.	3.000%	2/24/50	2,000	1,976
	BP Capital Markets America Inc.	2.772%	11/10/50	37,140	35,188
	BP Capital Markets America Inc.	2.939%	6/4/51	38,070	37,353
	BP Capital Markets America Inc.	3.379%	2/8/61	50,075	52,192
	Burlington Resources LLC	5.950%	10/15/36	1,420	2,012
[3]	Cameron LNG LLC	3.701%	1/15/39	1,300	1,474
	Cheniere Energy Inc.	4.625%	10/15/28	145	153
[3]	Cheniere Energy Partners LP	4.000%	3/1/31	170	180
	Chevron Corp.	2.978%	5/11/40	14,790	15,756
	Chevron Corp.	3.078%	5/11/50	19,305	20,384
	Chevron USA Inc.	5.050%	11/15/44	4,500	6,144
	Chevron USA Inc.	4.950%	8/15/47	2,000	2,719
	Chevron USA Inc.	2.343%	8/12/50	1,590	1,480
[3]	CNX Resources Corp.	6.000%	1/15/29	250	265
[3]	Colgate Energy Partners III LLC	5.875%	7/1/29	55	57
[3]	Comstock Resources Inc.	5.875%	1/15/30	410	412
	ConocoPhillips	7.000%	3/30/29	5,830	7,794
	ConocoPhillips	5.900%	10/15/32	1,326	1,806
	ConocoPhillips	6.500%	2/1/39	32,170	47,993
[3]	ConocoPhillips	4.875%	10/1/47	7,445	9,927
[3]	ConocoPhillips	4.850%	8/15/48	4,100	5,474
	ConocoPhillips Co.	4.300%	11/15/44	9,878	12,225
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	87
[3]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	75	78
	DCP Midstream Operating LP	5.625%	7/15/27	56	64
	DCP Midstream Operating LP	5.125%	5/15/29	180	201
[3]	DT Midstream Inc.	4.125%	6/15/29	235	241
[3]	DT Midstream Inc.	4.375%	6/15/31	175	182
[3]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	37	39
[3]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	158
	Energy Transfer Operating LP	5.000%	5/15/50	3,000	3,517
[3]	EnLink Midstream LLC	5.625%	1/15/28	50	53
	EnLink Midstream LLC	5.375%	6/1/29	125	130
	Enterprise Products Operating LLC	4.900%	5/15/46	4,111	5,176
	Enterprise Products Operating LLC	4.200%	1/31/50	3,000	3,513
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,938
	EOG Resources Inc.	4.950%	4/15/50	18,090	24,708
[3]	EQM Midstream Partners LP	6.500%	7/1/27	145	163
	EQT Corp.	3.000%	10/1/22	26	26
[3]	EQT Corp.	3.125%	5/15/26	75	77

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EQT Corp.	5.000%	1/15/29	140	158
	Equinor ASA	3.625%	4/6/40	19,225	22,133
	Equinor ASA	4.250%	11/23/41	1,944	2,405
	Equinor ASA	3.950%	5/15/43	35,350	42,024
	Equinor ASA	3.250%	11/18/49	18,640	20,168
	Equinor ASA	3.700%	4/6/50	9,800	11,560
[6]	Exxon Mobil Corp.	1.408%	6/26/39	1,100	1,326
	Exxon Mobil Corp.	2.995%	8/16/39	6,678	7,032
	Exxon Mobil Corp.	4.227%	3/19/40	10,425	12,753
	Exxon Mobil Corp.	3.567%	3/6/45	10,700	11,956
	Exxon Mobil Corp.	4.114%	3/1/46	33,010	40,023
	Exxon Mobil Corp.	3.095%	8/16/49	19,590	20,578
	Exxon Mobil Corp.	4.327%	3/19/50	68,181	86,600
	Exxon Mobil Corp.	3.452%	4/15/51	32,295	36,073
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	32,310	32,534
[3]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	35	36
[3]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	45	47
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,425	1,870
	Marathon Petroleum Corp.	4.500%	4/1/48	2,500	2,891
[3]	MEG Energy Corp.	6.500%	1/15/25	158	163
[3]	MEG Energy Corp.	5.875%	2/1/29	20	21
[3]	Northern Natural Gas Co.	3.400%	10/16/51	2,800	2,959
	Nustar Logistics LP	5.750%	10/1/25	35	38
	Nustar Logistics LP	6.375%	10/1/30	140	156
	Occidental Petroleum Corp.	5.500%	12/1/25	30	33
	Occidental Petroleum Corp.	5.550%	3/15/26	145	159
	Occidental Petroleum Corp.	3.400%	4/15/26	40	40
	Occidental Petroleum Corp.	3.200%	8/15/26	445	443
	Occidental Petroleum Corp.	3.000%	2/15/27	95	94
	Occidental Petroleum Corp.	4.400%	8/15/49	130	126
	Ovintiv Exploration Inc.	5.625%	7/1/24	320	354
[3]	Parkland Corp.	4.500%	10/1/29	150	154
	Petroleos del Peru SA	5.625%	6/19/47	5,000	5,173
	Petronas Capital Ltd.	3.500%	4/21/30	4,460	4,893
[3]	Qatar Petroleum	3.125%	7/12/41	21,000	21,801
[3]	Qatar Petroleum	3.300%	7/12/51	22,055	22,880
[3]	Rattler Midstream LP	5.625%	7/15/25	45	47
	Shell International Finance BV	4.125%	5/11/35	36,405	43,909
	Shell International Finance BV	6.375%	12/15/38	2,121	3,167
	Shell International Finance BV	5.500%	3/25/40	13,990	19,587
	Shell International Finance BV	4.550%	8/12/43	19,195	24,356
	Shell International Finance BV	4.375%	5/11/45	40,595	50,872
	Shell International Finance BV	4.000%	5/10/46	37,137	44,294
	Shell International Finance BV	3.750%	9/12/46	63,375	73,409
	Shell International Finance BV	3.125%	11/7/49	5,000	5,338
	Shell International Finance BV	3.250%	4/6/50	16,730	18,280
	Suncor Energy Inc.	3.750%	3/4/51	1,100	1,218
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	10	11
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	45	47
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	172
	Total Capital International SA	2.986%	6/29/41	29,580	31,012
	Total Capital International SA	3.461%	7/12/49	500	554
	Total Capital International SA	3.127%	5/29/50	44,285	46,361
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	120	123
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	120	124
	Western Midstream Operating LP	5.300%	2/1/30	180	202
					1,108,716
Financials (17.4%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	5,672
	Aflac Inc.	4.000%	10/15/46	947	1,130
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	35	35

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	105	110
	Allstate Corp.	4.200%	12/15/46	14,385	18,105
	American International Group Inc.	4.375%	6/30/50	6,205	7,822
[4]	Athene Global Funding	1.875%	11/30/28	1,200	1,685
	Athene Holding Ltd.	3.950%	5/25/51	1,705	1,944
	Bank of America Corp.	2.496%	2/13/31	30,170	31,188
	Bank of America Corp.	4.244%	4/24/38	80,255	95,779
	Bank of America Corp.	4.078%	4/23/40	37,950	44,683
	Bank of America Corp.	2.676%	6/19/41	59,163	58,352
	Bank of America Corp.	5.875%	2/7/42	19,230	28,181
	Bank of America Corp.	3.311%	4/22/42	62,940	67,948
	Bank of America Corp.	4.443%	1/20/48	26,455	33,354
	Bank of America Corp.	3.946%	1/23/49	62,960	73,739
	Bank of America Corp.	4.330%	3/15/50	34,336	43,046
	Bank of America Corp.	4.083%	3/20/51	57,390	69,394
	Bank of America Corp.	2.831%	10/24/51	13,395	13,168
	Bank of America Corp.	3.483%	3/13/52	13,020	14,440
	Bank of America NA	6.000%	10/15/36	20,450	29,045
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	2,560
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	34,372	43,392
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	64,185	81,625
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	7,420	7,568
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,000	2,874
[6]	Berkshire Hathaway Inc.	0.500%	1/15/41	623	691
	Berkshire Hathaway Inc.	4.500%	2/11/43	47,747	62,163
[6]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	1,470	1,840
[3]	BNP Paribas SA	2.824%	1/26/41	1,800	1,743
[3]	Broadstreet Partners Inc.	5.875%	4/15/29	50	51
	Brookfield Finance LLC	3.450%	4/15/50	1,470	1,548
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,869
	Chubb INA Holdings Inc.	4.350%	11/3/45	5,125	6,603
	CI Financial Corp.	4.100%	6/15/51	5,850	6,212
	Citigroup Inc.	2.561%	5/1/32	38,875	40,185
	Citigroup Inc.	3.878%	1/24/39	70,730	82,662
	Citigroup Inc.	5.316%	3/26/41	10,000	13,576
	Citigroup Inc.	4.650%	7/30/45	13,142	17,168
	Citigroup Inc.	4.281%	4/24/48	13,570	17,145
	Citigroup Inc.	4.650%	7/23/48	19,887	26,474
[3]	Commonwealth Bank of Australia	3.305%	3/11/41	4,180	4,381
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,934
[3]	Credit Agricole SA	2.811%	1/11/41	1,750	1,700
[6]	Credit Suisse Group AG	0.625%	1/18/33	700	801
	Equitable Holdings Inc.	5.000%	4/20/48	4,890	6,375
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,070	2,269
[3]	FMR LLC	6.450%	11/15/39	16,010	23,924
	GATX Corp.	3.100%	6/1/51	2,725	2,691
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	3,500	4,300
[6]	Goldman Sachs Group Inc.	1.000%	3/18/33	1,300	1,574
	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	165,221
	Goldman Sachs Group Inc.	4.411%	4/23/39	43,422	53,391
	Goldman Sachs Group Inc.	6.250%	2/1/41	15,170	22,742
	Goldman Sachs Group Inc.	3.210%	4/22/42	32,300	34,295
	Goldman Sachs Group Inc.	2.908%	7/21/42	20,480	20,784
	Goldman Sachs Group Inc.	4.800%	7/8/44	18,000	23,758
	Goldman Sachs Group Inc.	4.750%	10/21/45	864	1,145
[6]	Helvetia Europe SA	2.750%	9/30/41	1,100	1,441
[4]	HSBC Holdings plc	3.000%	5/29/30	1,900	2,861
	HSBC Holdings plc	7.625%	5/17/32	15,263	21,712
	HSBC Holdings plc	2.804%	5/24/32	33,660	34,937
	HSBC Holdings plc	6.500%	5/2/36	10,000	13,934
	HSBC Holdings plc	6.500%	9/15/37	27,273	38,511

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	6.800%	6/1/38	48,749	70,774
	HSBC Holdings plc	6.100%	1/14/42	12,695	18,799
	HSBC Holdings plc	5.250%	3/14/44	5,500	7,256
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,760	1,731
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,225	8,763
	Intercontinental Exchange Inc.	3.000%	9/15/60	880	875
[4]	Intesa Sanpaolo SPA	2.500%	1/15/30	1,100	1,593
	Invesco Finance plc	5.375%	11/30/43	3,113	4,186
[6]	JAB Holdings BV	2.250%	12/19/39	1,000	1,294
[3]	Jackson National Life Insurance Co.	8.150%	3/15/27	189	252
	JPMorgan Chase & Co.	6.400%	5/15/38	44,499	66,062
	JPMorgan Chase & Co.	3.882%	7/24/38	67,662	79,268
	JPMorgan Chase & Co.	5.500%	10/15/40	29,390	40,867
	JPMorgan Chase & Co.	3.109%	4/22/41	16,600	17,650
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	15,913
	JPMorgan Chase & Co.	3.157%	4/22/42	44,200	47,034
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	45,548
	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	39,163
	JPMorgan Chase & Co.	3.964%	11/15/48	97,835	116,385
	JPMorgan Chase & Co.	3.897%	1/23/49	47,355	55,674
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	19,988
	JPMorgan Chase & Co.	3.328%	4/22/52	54,660	59,380
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	35	36
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	347	347
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	300	299
[3]	LPL Holdings Inc.	4.375%	5/15/31	750	768
[3]	LSEGA Financing plc	3.200%	4/6/41	26,545	28,423
	Markel Corp.	3.450%	5/7/52	3,490	3,707
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	21,719	28,501
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	22,580	29,010
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,000	1,266
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	16,451	22,748
[3]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	17,038
	MetLife Inc.	4.125%	8/13/42	56,081	68,593
	MetLife Inc.	4.875%	11/13/43	10,000	13,497
	MetLife Inc.	4.050%	3/1/45	5,236	6,383
[3]	Midcap Financial Issuer Trust	5.625%	1/15/30	117	115
	Morgan Stanley	3.622%	4/1/31	15,000	16,877
	Morgan Stanley	7.250%	4/1/32	6,870	10,151
	Morgan Stanley	2.239%	7/21/32	35,310	35,599
	Morgan Stanley	3.971%	7/22/38	103,500	122,274
	Morgan Stanley	4.457%	4/22/39	6,850	8,520
	Morgan Stanley	3.217%	4/22/42	23,020	24,726
	Morgan Stanley	6.375%	7/24/42	33,160	51,502
	Morgan Stanley	4.300%	1/27/45	30,041	37,577
	Morgan Stanley	4.375%	1/22/47	44,780	57,084
	Morgan Stanley	5.597%	3/24/51	750	1,134
	Morgan Stanley	2.802%	1/25/52	14,380	14,293
	Nasdaq Inc.	2.500%	12/21/40	6,042	5,741
[3]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	42,537
[3]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	16,225
[3]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	14,765	16,843
[3]	New York Life Insurance Co.	5.875%	5/15/33	36,125	48,769
[3]	New York Life Insurance Co.	3.750%	5/15/50	7,870	9,108
[3]	Nippon Life Insurance Co.	3.400%	1/23/50	1,400	1,461
[3]	Nippon Life Insurance Co.	2.750%	1/21/51	2,640	2,616
[3]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	10,417
[3]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	36,980
	Old Republic International Corp.	3.850%	6/11/51	2,580	2,803
[3]	OneAmerica Financial Partners Inc.	4.250%	10/15/50	2,030	2,182
[3]	Pacific Life Insurance Co.	4.300%	10/24/67	6,295	7,364

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pension Insurance Corp. plc	4.625%	5/7/31	860	1,373
	Progressive Corp.	4.125%	4/15/47	7,920	9,992
	Progressive Corp.	3.950%	3/26/50	10,525	13,066
	Prudential Financial Inc.	3.000%	3/10/40	3,250	3,424
	Prudential Financial Inc.	4.600%	5/15/44	1,139	1,482
	Prudential Financial Inc.	5.375%	5/15/45	128	141
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,687
	Prudential Financial Inc.	4.418%	3/27/48	390	498
	Prudential Financial Inc.	3.935%	12/7/49	16,765	20,082
	Prudential Financial Inc.	4.350%	2/25/50	1,548	1,977
	Prudential Financial Inc.	3.700%	3/13/51	6,484	7,589
	Raymond James Financial Inc.	3.750%	4/1/51	2,000	2,252
[3]	Securian Financial Group Inc.	4.800%	4/15/48	4,146	5,153
[3]	Temasek Financial I Ltd.	2.750%	8/2/61	51,455	51,269
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,478
	Travelers Cos. Inc.	3.750%	5/15/46	3,954	4,714
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	3,226
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	19,013
	Travelers Cos. Inc.	2.550%	4/27/50	1,000	991
	Travelers Cos. Inc.	3.050%	6/8/51	43,915	47,551
	Wachovia Corp.	5.500%	8/1/35	2,322	3,071
[4]	Wells Fargo & Co.	2.125%	9/24/31	1,300	1,865
	Wells Fargo & Co.	3.068%	4/30/41	28,640	30,129
	Wells Fargo & Co.	5.375%	11/2/43	55,167	75,187
	Wells Fargo & Co.	5.606%	1/15/44	130,765	182,757
	Wells Fargo & Co.	4.650%	11/4/44	2,957	3,715
	Wells Fargo & Co.	3.900%	5/1/45	3,837	4,584
	Wells Fargo & Co.	4.900%	11/17/45	19,485	25,388
	Wells Fargo & Co.	4.400%	6/14/46	33,292	40,925
	Wells Fargo & Co.	4.750%	12/7/46	43,559	56,027
	Wells Fargo & Co.	5.013%	4/4/51	38,330	53,621
	Wells Fargo Bank NA	6.600%	1/15/38	500	745
	Westpac Banking Corp.	2.963%	11/16/40	3,580	3,610
[6]	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	1,170	1,576
					3,743,577
Health Care (11.1%)
	Abbott Laboratories	4.750%	11/30/36	16,130	21,150
	Abbott Laboratories	4.900%	11/30/46	76,140	106,702
	AbbVie Inc.	4.050%	11/21/39	3,000	3,561
	AbbVie Inc.	4.875%	11/14/48	358	474
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,315	8,157
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	17,300
[5]	Allina Health System	3.887%	4/15/49	3,569	4,237
	Amgen Inc.	3.150%	2/21/40	1,250	1,337
	Amgen Inc.	3.375%	2/21/50	125	136
	Ascension Health	3.106%	11/15/39	3,000	3,280
	AstraZeneca plc	3.000%	5/28/51	30,190	32,330
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,564
[3]	Bausch Health Cos. Inc.	6.125%	4/15/25	78	80
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	50	51
[3]	Bausch Health Cos. Inc.	5.750%	8/15/27	85	89
[3]	Bausch Health Cos. Inc.	7.000%	1/15/28	156	164
[3]	Bausch Health Cos. Inc.	4.875%	6/1/28	150	155
[3]	Bausch Health Cos. Inc.	5.250%	2/15/31	100	94
	Baylor Scott & White Holdings	2.839%	11/15/50	8,710	8,991
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	1,660	1,775
	Boston Scientific Corp.	4.700%	3/1/49	1,414	1,851
	Bristol-Myers Squibb Co.	4.125%	6/15/39	48,137	59,351
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	27,708
	Bristol-Myers Squibb Co.	4.500%	3/1/44	3,250	4,286
	Bristol-Myers Squibb Co.	4.350%	11/15/47	5,000	6,463

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	4.550%	2/20/48	1,000	1,329
	Bristol-Myers Squibb Co.	4.250%	10/26/49	115,795	149,463
	Bristol-Myers Squibb Co.	2.550%	11/13/50	20,580	20,110
	Centene Corp.	2.450%	7/15/28	335	339
	Centene Corp.	3.000%	10/15/30	135	140
	Centene Corp.	2.500%	3/1/31	220	220
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	85	87
	Children's Health System of Texas	2.511%	8/15/50	2,500	2,403
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	1,258
	Cigna Corp.	4.800%	8/15/38	2,000	2,538
	Cigna Corp.	3.200%	3/15/40	1,000	1,063
	City of Hope	5.623%	11/15/43	1,944	2,819
	City of Hope	4.378%	8/15/48	1,671	2,140
[5]	CommonSpirit Health	4.350%	11/1/42	16,260	19,441
	CVS Health Corp.	4.780%	3/25/38	3,057	3,839
	CVS Health Corp.	4.125%	4/1/40	2,000	2,372
	CVS Health Corp.	2.700%	8/21/40	2,100	2,090
	CVS Health Corp.	5.050%	3/25/48	1,000	1,332
	Dignity Health	4.500%	11/1/42	1,041	1,284
	Dignity Health	5.267%	11/1/64	758	1,081
	Eli Lilly & Co.	3.950%	3/15/49	18,330	22,778
	Eli Lilly & Co.	2.250%	5/15/50	37,835	35,198
	Eli Lilly & Co.	4.150%	3/15/59	23,420	30,628
	Eli Lilly & Co.	2.500%	9/15/60	19,075	18,064
	Encompass Health Corp.	4.500%	2/1/28	184	192
	Gilead Sciences Inc.	4.600%	9/1/35	1,890	2,363
	Gilead Sciences Inc.	5.650%	12/1/41	3,686	5,200
	Gilead Sciences Inc.	4.800%	4/1/44	20,390	26,567
	Gilead Sciences Inc.	4.500%	2/1/45	36,730	45,928
	Gilead Sciences Inc.	4.150%	3/1/47	18,230	22,076
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,532	57,031
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,000	2,528
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	1,282
	HCA Inc.	5.375%	2/1/25	255	289
	HCA Inc.	5.500%	6/15/47	2,000	2,669
	HCA Inc.	3.500%	7/15/51	2,500	2,579
[3]	HCRX Investments Holdco LP	4.500%	8/1/29	60	61
[3]	Hill-Rom Holdings Inc.	4.375%	9/15/27	664	695
	Johnson & Johnson	3.550%	3/1/36	47,310	56,245
	Johnson & Johnson	3.625%	3/3/37	53,652	63,629
	Johnson & Johnson	3.400%	1/15/38	43,125	50,134
	Johnson & Johnson	2.100%	9/1/40	12,840	12,527
	Johnson & Johnson	3.700%	3/1/46	26,329	32,004
	Johnson & Johnson	3.750%	3/3/47	22,355	27,411
	Johnson & Johnson	2.450%	9/1/60	19,215	18,842
	Kaiser Foundation Hospitals	2.810%	6/1/41	21,395	22,417
	Kaiser Foundation Hospitals	4.875%	4/1/42	15,390	21,048
	Kaiser Foundation Hospitals	4.150%	5/1/47	17,944	22,844
	Kaiser Foundation Hospitals	3.266%	11/1/49	1,171	1,303
	Kaiser Foundation Hospitals	3.002%	6/1/51	27,655	29,310
	Mass General Brigham Inc.	3.192%	7/1/49	9,050	9,763
	Mass General Brigham Inc.	3.342%	7/1/60	34,775	39,588
	Mayo Clinic	3.774%	11/15/43	11,795	14,127
	Mayo Clinic	3.196%	11/15/61	23,785	26,586
[6]	Medtronic Global Holdings SCA	1.375%	10/15/40	700	888
	Medtronic Inc.	4.375%	3/15/35	12,878	16,341
	Medtronic Inc.	4.625%	3/15/45	14,809	19,841
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	2,605
	Merck & Co. Inc.	3.900%	3/7/39	2,000	2,412
	Merck & Co. Inc.	3.700%	2/10/45	75,455	89,170
	Merck & Co. Inc.	4.000%	3/7/49	18,729	23,366

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	2,000	2,142
	New York and Presbyterian Hospital	2.256%	8/1/40	4,077	3,952
	New York and Presbyterian Hospital	4.024%	8/1/45	13,685	17,315
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	4,810
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	7,539
	Northwell Healthcare Inc.	4.800%	11/1/42	1,042	1,292
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	2,258
	Northwell Healthcare Inc.	4.260%	11/1/47	947	1,150
	Northwell Healthcare Inc.	3.809%	11/1/49	3,784	4,364
	Novant Health Inc.	2.637%	11/1/36	2,000	2,098
	Novant Health Inc.	3.168%	11/1/51	5,500	6,001
	Novant Health Inc.	3.318%	11/1/61	26,665	29,530
	Novartis Capital Corp.	4.400%	5/6/44	24,840	32,636
	Novartis Capital Corp.	2.750%	8/14/50	11,960	12,524
	NYU Langone Hospitals	4.784%	7/1/44	1,944	2,567
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	250	256
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	150	155
[5]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	1,471
	Partners Healthcare System Inc.	3.765%	7/1/48	6,455	7,721
	PeaceHealth Obligated Group	4.787%	11/15/48	6,015	8,331
	Pfizer Inc.	4.100%	9/15/38	34,780	43,012
	Pfizer Inc.	3.900%	3/15/39	34,185	41,487
	Pfizer Inc.	7.200%	3/15/39	34,632	57,298
	Pfizer Inc.	4.300%	6/15/43	7,780	9,991
	Pfizer Inc.	4.400%	5/15/44	8,615	11,260
	Pfizer Inc.	4.125%	12/15/46	21,540	27,225
	Pfizer Inc.	4.200%	9/15/48	24,916	31,964
	Pfizer Inc.	4.000%	3/15/49	18,334	22,937
	Pfizer Inc.	2.700%	5/28/50	5,475	5,569
[5]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	5,397
	Stanford Health Care	3.310%	8/15/30	2,140	2,406
	Stanford Health Care	3.027%	8/15/51	25,000	26,582
	Sutter Health	3.161%	8/15/40	21,475	23,107
	Sutter Health	3.361%	8/15/50	11,962	13,078
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,575	4,751
[3]	Tenet Healthcare Corp.	4.625%	9/1/24	20	20
[3]	Tenet Healthcare Corp.	7.500%	4/1/25	15	16
[3]	Tenet Healthcare Corp.	4.875%	1/1/26	192	199
[3]	Tenet Healthcare Corp.	6.250%	2/1/27	90	94
[3]	Tenet Healthcare Corp.	4.250%	6/1/29	278	283
	UnitedHealth Group Inc.	2.300%	5/15/31	17,775	18,515
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	50,092
	UnitedHealth Group Inc.	6.875%	2/15/38	10,130	15,961
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	23,694
	UnitedHealth Group Inc.	2.750%	5/15/40	10,135	10,503
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	22,883
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	30,212
	UnitedHealth Group Inc.	3.950%	10/15/42	1,041	1,260
	UnitedHealth Group Inc.	4.750%	7/15/45	53,920	72,514
	UnitedHealth Group Inc.	4.250%	4/15/47	12,111	15,329
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	30,191
	UnitedHealth Group Inc.	4.250%	6/15/48	26,467	33,614
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	3,792
	UnitedHealth Group Inc.	3.700%	8/15/49	19,722	23,190
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	3,113
	UnitedHealth Group Inc.	3.250%	5/15/51	36,010	39,648
	UnitedHealth Group Inc.	3.875%	8/15/59	20,185	24,755
[6]	Upjohn Finance BV	1.908%	6/23/32	1,000	1,292
[3]	Viatris Inc.	3.850%	6/22/40	5,600	6,106
	Wyeth LLC	6.500%	2/1/34	1,240	1,840
	Wyeth LLC	5.950%	4/1/37	53,438	77,931

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	1,198
					2,387,584
Industrials (3.7%)
	3M Co.	3.700%	4/15/50	34,740	41,625
[3]	Air Canada	3.875%	8/15/26	195	196
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.000%	6/1/29	25	25
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	35	35
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	55	55
[3]	Allison Transmission Inc.	4.750%	10/1/27	291	303
[3]	Allison Transmission Inc.	3.750%	1/30/31	160	160
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	150	157
[3,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	730	789
[3]	Aramark Services Inc.	6.375%	5/1/25	80	84
[3]	Aramark Services Inc.	5.000%	2/1/28	434	452
[3]	Atkore Inc.	4.250%	6/1/31	145	149
	Boeing Co.	5.705%	5/1/40	1,600	2,084
	Boeing Co.	5.930%	5/1/60	1,000	1,387
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	2,461
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	21,631
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	2,675
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	31,349
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	52,213
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	14,356
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	696
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,000	24,449
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	56,262
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	15,219
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	8,706
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	14,835
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,141	3,877
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	23,074
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	24,445	28,243
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,000	2,129
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	18,901
	Canadian National Railway Co.	3.200%	8/2/46	1,000	1,068
	Canadian National Railway Co.	3.650%	2/3/48	28,169	32,161
	Canadian National Railway Co.	4.450%	1/20/49	15,410	19,838
[3]	Cargo Aircraft Management Inc.	4.750%	2/1/28	190	194
	Carrier Global Corp.	3.377%	4/5/40	2,000	2,161
	Caterpillar Inc.	6.050%	8/15/36	2,968	4,377
	Caterpillar Inc.	3.803%	8/15/42	26,112	32,041
	Caterpillar Inc.	3.250%	4/9/50	7,175	8,091
	Caterpillar Inc.	4.750%	5/15/64	7,048	10,422
[3]	Clark Equipment Co.	5.875%	6/1/25	90	95
[3]	Clean Harbors Inc.	4.875%	7/15/27	237	248
	Cummins Inc.	2.600%	9/1/50	2,000	1,958
	Delta Air Lines Inc.	2.900%	10/28/24	70	71
[3]	Delta Air Lines Inc.	7.000%	5/1/25	330	388
	Delta Air Lines Inc.	3.750%	10/28/29	160	159
	FedEx Corp.	3.250%	5/15/41	3,030	3,205
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	235	235
[4]	Gatwick Funding Ltd.	2.500%	4/15/32	500	703
	General Dynamics Corp.	4.250%	4/1/40	6,325	7,898
	General Dynamics Corp.	4.250%	4/1/50	701	915
	General Electric Co.	4.250%	5/1/40	1,000	1,191
	General Electric Co.	4.350%	5/1/50	1,335	1,644
[3]	H&E Equipment Services Inc.	3.875%	12/15/28	335	332
	Honeywell International Inc.	5.700%	3/15/36	10,300	14,403
	Honeywell International Inc.	5.700%	3/15/37	6,250	8,828
	Honeywell International Inc.	2.800%	6/1/50	4,000	4,241
[3]	Interchile SA	4.500%	6/30/56	3,300	3,539

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	1,343	1,356
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	2,339
	Lockheed Martin Corp.	4.500%	5/15/36	17,189	21,978
	Lockheed Martin Corp.	4.070%	12/15/42	4,784	5,917
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	10,233
	Lockheed Martin Corp.	4.700%	5/15/46	1,844	2,492
	Lockheed Martin Corp.	2.800%	6/15/50	37,945	39,024
	Lockheed Martin Corp.	4.090%	9/15/52	37,742	48,035
[3]	Madison IAQ LLC	4.125%	6/30/28	175	175
[3]	Madison IAQ LLC	5.875%	6/30/29	180	182
[3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	407	443
[3]	Mueller Water Products Inc.	4.000%	6/15/29	120	124
	Northrop Grumman Corp.	5.250%	5/1/50	700	1,008
	Raytheon Technologies Corp.	6.125%	7/15/38	7,535	10,975
	Raytheon Technologies Corp.	5.700%	4/15/40	1,000	1,419
	Raytheon Technologies Corp.	4.700%	12/15/41	29,685	38,232
	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	1,167
	Raytheon Technologies Corp.	4.050%	5/4/47	4,000	4,813
	Raytheon Technologies Corp.	3.125%	7/1/50	2,000	2,115
[3]	Rolls-Royce plc	5.750%	10/15/27	900	986
	Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	43,961
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,030	2,026
[3]	TransDigm Inc.	8.000%	12/15/25	55	59
[3]	TransDigm Inc.	6.250%	3/15/26	574	603
	TransDigm Inc.	5.500%	11/15/27	160	165
[3]	TransDigm Inc.	4.875%	5/1/29	300	302
	Union Pacific Corp.	3.550%	5/20/61	3,660	4,053
[5]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,868	1,874
	United Airlines Holdings Inc.	4.875%	1/15/25	75	77
[3]	United Airlines Inc.	4.375%	4/15/26	330	339
[3]	United Airlines Inc.	4.625%	4/15/29	300	309
	United Parcel Service Inc.	6.200%	1/15/38	4,311	6,464
	United Parcel Service Inc.	4.250%	3/15/49	2,000	2,594
	United Parcel Service Inc.	3.400%	9/1/49	3,837	4,422
	United Parcel Service Inc.	5.300%	4/1/50	2,205	3,297
	United Rentals North America Inc.	3.875%	2/15/31	235	242
	United Rentals North America Inc.	3.750%	1/15/32	120	121
[3]	WESCO Distribution Inc.	7.250%	6/15/28	260	290
					793,194
Materials (0.5%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,995	3,129
[3]	Arconic Corp.	6.000%	5/15/25	45	48
[3]	Arconic Rolled Products Corp.	6.125%	2/15/28	95	102
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	102	106
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	130	134
[3]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	75	79
	Ball Corp.	5.000%	3/15/22	55	56
	Ball Corp.	2.875%	8/15/30	60	59
[3]	Berry Global Inc.	4.875%	7/15/26	236	249
[3]	Berry Global Inc.	5.625%	7/15/27	290	306
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	17,947	22,414
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,310	6,035
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	150	165
	Ecolab Inc.	3.950%	12/1/47	1,000	1,241
	Ecolab Inc.	2.125%	8/15/50	1,000	924
[3]	Element Solutions Inc.	3.875%	9/1/28	115	118
[3]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	30	33
	Freeport-McMoRan Inc.	4.125%	3/1/28	555	581
	Freeport-McMoRan Inc.	4.375%	8/1/28	275	291
	Freeport-McMoRan Inc.	4.250%	3/1/30	115	124
	Freeport-McMoRan Inc.	4.625%	8/1/30	265	291

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Freeport-McMoRan Inc.	5.450%	3/15/43	65	84
[6]	Glencore Capital Finance DAC	1.250%	3/1/33	700	837
[3]	Graphic Packaging International LLC	3.500%	3/15/28	85	86
[3]	Graphic Packaging International LLC	3.500%	3/1/29	58	58
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	305	310
[3]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	60	60
[3]	Ingevity Corp.	3.875%	11/1/28	80	80
[3]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	60	61
	Linde Inc.	3.550%	11/7/42	2,349	2,784
[3]	OCI NV	5.250%	11/1/24	144	148
[3]	OCI NV	4.625%	10/15/25	45	47
[3]	OCP SA	5.125%	6/23/51	2,400	2,449
[3]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	280	280
	Rio Tinto Finance USA plc	4.125%	8/21/42	44,895	56,350
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	50	52
	United States Steel Corp.	6.875%	3/1/29	295	320
					100,491
Real Estate (0.5%)
	Agree LP	2.600%	6/15/33	1,760	1,789
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,535	1,488
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	750	995
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,937	2,295
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,520	3,566
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,993
[6]	American Tower Corp.	1.250%	5/21/33	1,281	1,585
	American Tower Corp.	3.700%	10/15/49	5,000	5,565
[4]	Aroundtown SA	3.625%	4/10/31	1,500	2,346
	Crown Castle International Corp.	4.150%	7/1/50	2,850	3,343
[3]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	149	153
[6]	Digital Dutch Finco BV	1.000%	1/15/32	1,000	1,204
	ERP Operating LP	4.500%	7/1/44	289	376
	Essex Portfolio LP	4.500%	3/15/48	3,200	4,000
[3]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	150	152
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	112	121
[3]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	247	263
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	153	163
	National Retail Properties Inc.	4.800%	10/15/48	500	646
	National Retail Properties Inc.	3.100%	4/15/50	3,400	3,409
	National Retail Properties Inc.	3.500%	4/15/51	3,330	3,607
[3]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	3,440
[3]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	30	32
[3]	Sba Communications Corp.	3.125%	2/1/29	280	275
[6]	Simon International Finance SCA	1.125%	3/19/33	1,600	1,965
	Simon Property Group LP	4.250%	10/1/44	715	857
	Simon Property Group LP	3.250%	9/13/49	45,780	48,120
	Simon Property Group LP	3.800%	7/15/50	7,500	8,532
[3]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	80	85
[3]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	125	126
[3]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	6.500%	2/15/29	195	198
	VEREIT Operating Partnership LP	2.850%	12/15/32	1,350	1,448
					104,137
Technology (10.4%)
	Apple Inc.	2.375%	2/8/41	28,015	27,570
	Apple Inc.	3.850%	5/4/43	63,204	76,237
	Apple Inc.	3.450%	2/9/45	45,360	51,546
	Apple Inc.	4.375%	5/13/45	47,166	60,525
	Apple Inc.	4.650%	2/23/46	40,667	54,289
	Apple Inc.	3.850%	8/4/46	40,245	48,285
	Apple Inc.	4.250%	2/9/47	39,099	49,643

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.750%	11/13/47	24,095	28,573
	Apple Inc.	2.950%	9/11/49	34,025	35,636
	Apple Inc.	2.650%	2/8/51	40,650	40,452
	Apple Inc.	2.700%	8/5/51	38,700	38,781
	Apple Inc.	2.550%	8/20/60	22,640	21,354
	Applied Materials Inc.	5.100%	10/1/35	95	127
	Applied Materials Inc.	4.350%	4/1/47	1,775	2,291
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	95	99
	Cisco Systems Inc.	5.900%	2/15/39	23,465	34,228
	Cisco Systems Inc.	5.500%	1/15/40	15,202	21,558
[3]	Clarivate Science Holdings Corp.	3.875%	6/30/28	150	151
[3]	Clarivate Science Holdings Corp.	4.875%	6/30/29	230	232
[3]	CommScope Inc.	6.000%	3/1/26	65	68
[3]	CommScope Inc.	8.250%	3/1/27	120	127
[3]	CommScope Inc.	7.125%	7/1/28	191	206
	Dell International LLC / EMC Corp.	8.100%	7/15/36	4,000	6,225
	Dell International LLC / EMC Corp.	8.350%	7/15/46	1,000	1,658
[3]	Entegris Inc.	3.625%	5/1/29	140	144
[6]	Fidelity National Information Services Inc.	2.000%	5/21/30	1,700	2,274
	Intel Corp.	4.100%	5/19/46	23,330	28,146
	Intel Corp.	4.100%	5/11/47	34,841	42,224
	Intel Corp.	3.734%	12/8/47	56,122	64,594
	Intel Corp.	3.250%	11/15/49	48,560	52,017
	Intel Corp.	4.750%	3/25/50	3,500	4,701
	Intel Corp.	3.100%	2/15/60	26,905	27,620
	International Business Machines Corp.	4.150%	5/15/39	95,670	115,544
	International Business Machines Corp.	4.000%	6/20/42	10,633	12,638
	International Business Machines Corp.	4.250%	5/15/49	50,715	63,648
	Lam Research Corp.	2.875%	6/15/50	6,795	7,019
	Mastercard Inc.	3.800%	11/21/46	2,000	2,418
	Mastercard Inc.	3.950%	2/26/48	25,075	31,022
	Mastercard Inc.	3.650%	6/1/49	2,422	2,877
	Mastercard Inc.	3.850%	3/26/50	12,150	15,016
	Mastercard Inc.	2.950%	3/15/51	10,865	11,567
	Microsoft Corp.	3.500%	2/12/35	10,553	12,524
	Microsoft Corp.	3.450%	8/8/36	12,745	15,025
	Microsoft Corp.	2.525%	6/1/50	240,789	241,009
	Microsoft Corp.	2.921%	3/17/52	134,575	145,198
	Microsoft Corp.	2.675%	6/1/60	66,699	67,656
	Microsoft Corp.	3.041%	3/17/62	49,409	54,324
[3]	MSCI Inc.	3.625%	9/1/30	125	131
[3]	MSCI Inc.	3.625%	11/1/31	225	238
[3]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	165	174
	NVIDIA Corp.	3.500%	4/1/40	24,525	28,190
	NVIDIA Corp.	3.500%	4/1/50	22,660	26,191
	NVIDIA Corp.	3.700%	4/1/60	13,840	16,637
	Oracle Corp.	4.300%	7/8/34	8,000	9,442
	Oracle Corp.	6.500%	4/15/38	42,605	61,058
	Oracle Corp.	3.600%	4/1/40	2,000	2,139
	Oracle Corp.	5.375%	7/15/40	42,740	55,910
	Oracle Corp.	3.650%	3/25/41	5,800	6,262
	Oracle Corp.	4.125%	5/15/45	24,805	27,926
	Oracle Corp.	4.000%	7/15/46	32,790	36,313
	Oracle Corp.	4.375%	5/15/55	15,000	17,594
	QUALCOMM Inc.	4.800%	5/20/45	12,300	16,634
	QUALCOMM Inc.	4.300%	5/20/47	55,300	70,712
	S&P Global Inc.	3.250%	12/1/49	2,000	2,211
[3]	Sabre GLBL Inc.	9.250%	4/15/25	75	88
[3]	Sabre GLBL Inc.	7.375%	9/1/25	94	100
	salesforce.com Inc.	2.700%	7/15/41	5,470	5,591
	salesforce.com Inc.	2.900%	7/15/51	35,720	36,761

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	salesforce.com Inc.	3.050%	7/15/61	24,175	25,187
[3]	Seagate HDD Cayman	3.125%	7/15/29	70	69
[3]	Square Inc.	2.750%	6/1/26	85	87
[3]	Square Inc.	3.500%	6/1/31	175	181
[3]	SS&C Technologies Inc.	5.500%	9/30/27	505	535
	Texas Instruments Inc.	3.875%	3/15/39	5,056	6,178
	Visa Inc.	4.150%	12/14/35	20,145	25,181
	Visa Inc.	2.700%	4/15/40	5,500	5,776
	Visa Inc.	4.300%	12/14/45	35,196	45,617
	Visa Inc.	3.650%	9/15/47	37,123	44,174
	Visa Inc.	2.000%	8/15/50	43,570	39,007
	Western Digital Corp.	4.750%	2/15/26	279	310
					2,231,670
Utilities (14.1%)
	AEP Texas Inc.	4.150%	5/1/49	947	1,125
	AEP Transmission Co. LLC	4.000%	12/1/46	710	864
	AEP Transmission Co. LLC	3.750%	12/1/47	40,313	47,400
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	7,062
	Alabama Power Co.	6.000%	3/1/39	7,535	10,912
	Alabama Power Co.	5.500%	3/15/41	26,874	36,951
	Alabama Power Co.	5.200%	6/1/41	14,920	19,811
	Alabama Power Co.	3.850%	12/1/42	1,065	1,253
	Alabama Power Co.	3.750%	3/1/45	23,325	27,017
	Alabama Power Co.	3.450%	10/1/49	1,944	2,179
	Alabama Power Co.	3.125%	7/15/51	2,700	2,873
	Ameren Illinois Co.	3.700%	12/1/47	10,000	11,790
	Ameren Illinois Co.	4.500%	3/15/49	26,150	34,485
	Ameren Illinois Co.	2.900%	6/15/51	3,000	3,127
	American Water Capital Corp.	3.450%	5/1/50	10,630	11,838
	Appalachian Power Co.	6.700%	8/15/37	32,970	48,054
	Appalachian Power Co.	4.400%	5/15/44	1,995	2,439
	Appalachian Power Co.	4.500%	3/1/49	2,070	2,617
	Appalachian Power Co.	3.700%	5/1/50	3,760	4,288
[6]	APT Pipelines Ltd.	1.250%	3/15/33	500	608
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,705
	Atmos Energy Corp.	3.375%	9/15/49	2,890	3,217
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,710
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	33,660
	Baltimore Gas and Electric Co.	2.900%	6/15/50	1,480	1,519
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,612	16,631
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,890	4,026
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	33,652
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	54,493
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,000	6,411
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,300	3,284
[3]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	42,357
[4]	Cadent Finance plc	3.125%	3/21/40	1,000	1,581
[3]	Calpine Corp.	4.500%	2/15/28	185	191
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	3,400	3,545
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,330	1,506
	Clearway Energy Operating LLC	5.000%	9/15/26	110	113
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	100	106
[3]	Comision Federal de Electricidad	4.677%	2/9/51	475	465
	Comision Federal de Electricidad	4.677%	2/9/51	690	676
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	3,436
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	24,417
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	19,778
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	20,917
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	20,709
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	13,983
	Commonwealth Edison Co.	3.650%	6/15/46	11,552	13,400

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	10,749
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	16,657
	Commonwealth Edison Co.	3.125%	3/15/51	2,060	2,228
	Connecticut Light and Power Co.	6.350%	6/1/36	14,382	20,558
	Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,772
	Connecticut Light and Power Co.	4.150%	6/1/45	17,480	21,851
	Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	851
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	13,604
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	15,209
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	14,502
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	11,799
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,947	11,046
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	12,553
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	10,150
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	50,016	61,777
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	7,099
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	7,999
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	1,143
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,000	1,277
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	5,085	6,064
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,000	1,170
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	947	1,194
	Consumers Energy Co.	3.250%	8/15/46	1,000	1,101
	Consumers Energy Co.	3.750%	2/15/50	1,944	2,353
	Consumers Energy Co.	3.100%	8/15/50	31,227	34,104
	Consumers Energy Co.	2.500%	5/1/60	20,740	19,477
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	17,043
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	4,203
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	3,043
	DTE Electric Co.	4.300%	7/1/44	1,220	1,540
	DTE Electric Co.	3.700%	3/15/45	2,910	3,407
	DTE Electric Co.	4.050%	5/15/48	947	1,178
	DTE Electric Co.	2.950%	3/1/50	2,235	2,360
	DTE Electric Co.	3.250%	4/1/51	2,000	2,224
	Duke Energy Carolinas LLC	6.100%	6/1/37	28,230	39,904
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	12,313
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	20,145
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	50,730
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,910
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,746
	Duke Energy Carolinas LLC	3.200%	8/15/49	10,922	11,838
	Duke Energy Carolinas LLC	3.450%	4/15/51	13,045	14,800
	Duke Energy Florida LLC	6.350%	9/15/37	758	1,138
	Duke Energy Florida LLC	5.650%	4/1/40	1,200	1,714
	Duke Energy Florida LLC	3.400%	10/1/46	2,000	2,225
	Duke Energy Florida LLC	4.200%	7/15/48	1,000	1,257
	Duke Energy Indiana LLC	6.120%	10/15/35	1,927	2,706
	Duke Energy Indiana LLC	6.350%	8/15/38	775	1,155
	Duke Energy Indiana LLC	6.450%	4/1/39	10,411	15,600
	Duke Energy Indiana LLC	4.200%	3/15/42	12,700	15,092
	Duke Energy Indiana LLC	4.900%	7/15/43	29,514	38,928
	Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	11,900
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,269
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,733
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	28,415
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	37,108
	Duke Energy Progress LLC	4.200%	8/15/45	22,105	27,398
	Duke Energy Progress LLC	3.700%	10/15/46	27,000	31,490
[4]	E.ON International Finance BV	4.750%	1/31/34	1,200	2,169
[4]	E.ON International Finance BV	6.750%	1/27/39	600	1,387
[4]	Enel Finance International NV	5.750%	9/14/40	600	1,296

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Arkansas LLC	2.650%	6/15/51	1,665	1,632
	Entergy Louisiana LLC	4.000%	3/15/33	651	776
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	1,149
	Entergy Louisiana LLC	4.200%	9/1/48	1,000	1,255
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,895
	Entergy Louisiana LLC	2.900%	3/15/51	2,000	2,046
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,112	1,350
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,553
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	8,715
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	563
	FirstEnergy Corp.	4.650%	7/15/27	255	285
	FirstEnergy Corp.	2.650%	3/1/30	200	204
	FirstEnergy Corp.	3.400%	3/1/50	75	76
	Florida Power & Light Co.	5.960%	4/1/39	947	1,407
	Florida Power & Light Co.	5.690%	3/1/40	663	970
	Florida Power & Light Co.	5.250%	2/1/41	2,779	3,894
	Florida Power & Light Co.	3.950%	3/1/48	5,859	7,277
	Florida Power & Light Co.	3.990%	3/1/49	2,890	3,605
	Florida Power & Light Co.	3.150%	10/1/49	1,000	1,109
	Georgia Power Co.	4.750%	9/1/40	33,945	42,675
	Georgia Power Co.	4.300%	3/15/42	11,841	14,310
	Georgia Power Co.	3.700%	1/30/50	17,230	19,242
[5]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	20,164	24,527
	Kentucky Utilities Co.	5.125%	11/1/40	2,894	3,872
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	22,481
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	2,089
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	21,530
[3]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	12,517
	MidAmerican Energy Co.	5.800%	10/15/36	473	676
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	36,657
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	31,263
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	19,841
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	1,089
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	1,259
[3]	Monongahela Power Co.	5.400%	12/15/43	15,640	21,111
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	2,511
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	16,784
	Nevada Power Co.	6.650%	4/1/36	5,830	8,750
	Nevada Power Co.	5.375%	9/15/40	16,430	22,117
	Nevada Power Co.	5.450%	5/15/41	21,620	29,674
[3]	New England Power Co.	2.807%	10/6/50	15,615	14,951
	Northern States Power Co.	6.250%	6/1/36	780	1,142
	Northern States Power Co.	6.200%	7/1/37	27,844	41,435
	Northern States Power Co.	5.350%	11/1/39	758	1,068
	Northern States Power Co.	3.400%	8/15/42	1,000	1,141
	Northern States Power Co.	4.000%	8/15/45	805	983
	Northern States Power Co.	3.600%	9/15/47	9,675	11,298
	Northern States Power Co.	4.200%	9/1/48	12,250	15,074
	Northern States Power Co.	2.600%	6/1/51	14,765	14,680
	NRG Energy Inc.	7.250%	5/15/26	259	270
	NRG Energy Inc.	6.625%	1/15/27	80	83
[3]	NRG Energy Inc.	3.625%	2/15/31	175	177
	Oglethorpe Power Corp.	4.200%	12/1/42	11,677	13,197
	Ohio Power Co.	4.000%	6/1/49	734	890
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	2,353
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	4,295
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	6,300	8,218
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	8,427
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	20,275
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,724
	PacifiCorp	5.250%	6/15/35	1,232	1,647

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	6.100%	8/1/36	14,920	21,276
	PacifiCorp	6.250%	10/15/37	7,772	11,264
	PacifiCorp	6.350%	7/15/38	35,944	52,564
	PacifiCorp	6.000%	1/15/39	32,206	46,539
	PacifiCorp	4.100%	2/1/42	19,700	23,694
	PacifiCorp	4.125%	1/15/49	3,837	4,696
	PacifiCorp	4.150%	2/15/50	44,530	55,247
	PacifiCorp	3.300%	3/15/51	1,000	1,089
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	100	103
	PECO Energy Co.	4.800%	10/15/43	10,365	13,631
	PECO Energy Co.	4.150%	10/1/44	396	494
	PECO Energy Co.	3.700%	9/15/47	15,500	18,259
	PECO Energy Co.	3.900%	3/1/48	32,240	39,335
	PECO Energy Co.	3.050%	3/15/51	16,655	17,911
[3,6]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	1,946
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,742
	Potomac Electric Power Co.	7.900%	12/15/38	142	237
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	16,744
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	14,819
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	16,206
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,585
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	15,261
	Public Service Co. of Colorado	6.250%	9/1/37	960	1,437
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	23,887
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	3,472
	Public Service Co. of Colorado	3.800%	6/15/47	570	683
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	42,764
	Public Service Co. of Colorado	3.200%	3/1/50	7,940	8,837
	Public Service Electric and Gas Co.	3.650%	9/1/42	21,083	24,531
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	3,523
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	1,178
	Public Service Electric and Gas Co.	3.000%	3/1/51	3,000	3,237
	Puget Sound Energy Inc.	6.274%	3/15/37	473	680
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,464
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	22,837
	Puget Sound Energy Inc.	4.300%	5/20/45	379	472
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	37,363
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	38,224
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	1,163
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	2,572
	San Diego Gas & Electric Co.	3.320%	4/15/50	3,795	4,163
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,329
	Southern California Edison Co.	5.625%	2/1/36	925	1,195
	Southern California Edison Co.	5.950%	2/1/38	11,060	14,566
	Southern California Edison Co.	4.500%	9/1/40	14,228	16,580
	Southern California Edison Co.	3.900%	12/1/41	7,660	8,079
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,859
	Southern California Edison Co.	3.900%	3/15/43	21,775	23,128
	Southern California Edison Co.	4.650%	10/1/43	21,739	25,129
	Southern California Edison Co.	3.600%	2/1/45	3,837	3,883
	Southern California Edison Co.	4.000%	4/1/47	31,200	33,248
	Southern California Edison Co.	4.125%	3/1/48	36,182	39,344
	Southern California Edison Co.	3.650%	2/1/50	22,870	23,319
	Southern California Edison Co.	2.950%	2/1/51	805	746
	Southern California Gas Co.	5.125%	11/15/40	1,870	2,492
	Southern California Gas Co.	4.125%	6/1/48	30,835	37,987
	Southern California Gas Co.	4.300%	1/15/49	15,075	19,177
	Southwestern Public Service Co.	4.500%	8/15/41	23,975	30,253
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	23,693
	Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,688
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	11,612

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa Electric Co.	6.150%	5/15/37	12,220	17,075
	Tampa Electric Co.	3.450%	3/15/51	2,000	2,252
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	21,385
	Union Electric Co.	3.900%	9/15/42	4,326	5,105
	Union Electric Co.	4.000%	4/1/48	20,290	24,770
	Union Electric Co.	3.250%	10/1/49	2,025	2,227
	Virginia Electric and Power Co.	6.000%	5/15/37	57,203	81,192
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,869
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	19,673
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	10,485
	Virginia Electric and Power Co.	3.800%	9/15/47	29,319	34,498
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	9,694
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	1,544
	Virginia Electric and Power Co.	2.450%	12/15/50	1,615	1,529
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	105	109
[3]	Vistra Operations Co. LLC	5.000%	7/31/27	200	207
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	200	205
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	699
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	2,129
					3,037,979
Total Corporate Bonds (Cost $14,471,128)					16,998,307
Sovereign Bonds (1.6%)
[3]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	670	732
[3]	CDP Financial Inc.	5.600%	11/25/39	1,500	2,137
[3]	Export-Import Bank of India	3.875%	2/1/28	960	1,046
	Federative Republic of Brazil	4.625%	1/13/28	5,099	5,533
	Federative Republic of Brazil	4.750%	1/14/50	3,417	3,289
[3,6]	Kingdom of Morocco	2.000%	9/30/30	2,130	2,515
[3]	Kingdom of Saudi Arabia	3.450%	2/2/61	27,460	27,523
	Panama Bonos del Tesoro	3.362%	6/30/31	2,255	2,278
[6]	Republic of Chile	1.300%	7/26/36	3,890	4,597
	Republic of Chile	3.100%	5/7/41	78,715	79,649
	Republic of Chile	3.500%	1/25/50	55,212	58,379
	Republic of Chile	3.500%	4/15/53	17,695	18,758
	Republic of Chile	3.100%	1/22/61	23,330	22,470
	Republic of Colombia	10.375%	1/28/33	1,259	1,886
	Republic of Colombia	5.000%	6/15/45	6,188	6,472
	Republic of Guatemala	5.375%	4/24/32	497	573
[5]	Republic of Panama	4.500%	4/16/50	700	798
[5]	Republic of Panama	3.870%	7/23/60	2,798	2,886
[3,6]	Romania	1.750%	7/13/30	8,600	10,210
[3,6]	Romania	2.875%	4/13/42	1,190	1,392
	State of Israel	3.375%	1/15/50	752	824
	State of Israel	3.875%	7/3/50	21,945	26,000
	State of Israel	3.800%	5/13/60	6,584	7,666
	State of Israel	4.500%	4/3/20	3,192	4,132
[3]	State of Qatar	5.103%	4/23/48	765	1,026
[3]	State of Qatar	4.817%	3/14/49	18,835	24,519
[3]	State of Qatar	4.400%	4/16/50	9,215	11,370
[6]	United Mexican States	3.625%	4/9/29	741	1,026
	United Mexican States	4.500%	4/22/29	6,850	7,803
	United Mexican States	3.771%	5/24/61	1,570	1,472
Total Sovereign Bonds (Cost $327,715)					338,961
Taxable Municipal Bonds (8.4%)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.620%	5/1/22	1,930	1,961
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	43,016	61,842
	Bay Area Toll Authority Highway Revenue	6.793%	4/1/30	1,449	1,833
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	36,392

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	17,126
	Bay Area Toll Authority Highway Revenue	3.552%	4/1/54	8,595	9,028
	California GO	2.500%	10/1/29	4,500	4,820
	California GO	4.600%	4/1/38	31,195	36,656
	California GO	7.550%	4/1/39	7,255	12,590
	California GO	7.300%	10/1/39	47,286	76,788
	California GO	7.600%	11/1/40	56,685	100,834
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,136	1,833
	California State University College & University Revenue	2.975%	11/1/51	27,825	29,619
	California State University College & University Revenue	2.719%	11/1/52	10,925	10,932
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	15,250
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	43,340	62,888
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,620	13,959
[7]	Commonwealth Financing Authority Appropriations Revenue	5.197%	6/1/26	2,417	2,707
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	20,561
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	22,394
	Commonwealth of Massachusetts GO	2.514%	7/1/41	5,570	5,626
	Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	44,203
	Commonwealth of Massachusetts GO	2.900%	9/1/49	1,275	1,381
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	294
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	4,195	4,368
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	2,894
	Duke University College & University Revenue	5.850%	4/1/37	29,490	42,488
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	923	1,433
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	333	525
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,960
	Houston TX GO	6.290%	3/1/32	1,972	2,524
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	14,636
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	3,033
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	27,217
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	2,448
	Los Angeles CA Unified School District GO	6.758%	7/1/34	27,775	40,525
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	20,317
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	558
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	1,849	3,227
	Los Angeles Department of Water Revenue	6.008%	7/1/39	1,136	1,581
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	5,561
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	50,780	84,163
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	282
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	1,100
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	4,650	6,284
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	3,653
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	8,546
[8]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	6,570	8,588
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	48,580	55,418
	New Jersey Turnpike Authority Highway Revenue	3.729%	1/1/36	6,750	8,023
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	947	1,586
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	37,862	61,894
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	3,900
	New York City Water & Sewer System Water Revenue	5.724%	6/15/42	12,711	19,291
	New York City Water & Sewer System Water Revenue	5.952%	6/15/42	18,114	28,037
	New York City Water & Sewer System Water Revenue	6.011%	6/15/42	6,843	10,661
	New York City Water & Sewer System Water Revenue	5.882%	6/15/44	32,580	51,140
	New York GO	5.590%	3/1/35	947	1,303
	New York NY GO	6.271%	12/1/37	550	821
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	7,288	9,046
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	8,465	9,458
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	21,174
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	262
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	7,295	8,103

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	11,723
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	21,250	24,075
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	39,018
	Ohio State University College & University Revenue	4.910%	6/1/40	12,300	16,760
	Ohio State University College & University Revenue	4.800%	6/1/11	17,635	26,197
[9]	Oregon School Boards Association GO	4.759%	6/30/28	857	980
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	16,458
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	2,038	2,732
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	21,986
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	14,667
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	35,711
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	35,940	49,382
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	29,094	32,379
	Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	1,217
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,870	19,766
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	36,460	40,886
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	4,990	6,532
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	15,255
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,664
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	757	851
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	2,272
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	433	530
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	4,772
	University of California College & University Revenue	4.601%	5/15/31	2,141	2,571
	University of California College & University Revenue	2.147%	5/15/33	5,000	5,107
	University of California College & University Revenue	5.770%	5/15/43	473	681
	University of California College & University Revenue	3.931%	5/15/45	17,840	20,646
	University of California College & University Revenue	4.858%	5/15/12	32,223	47,771
	University of California College & University Revenue	4.767%	5/15/15	14,875	21,446
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	14,162
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	1,341
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	28,170	29,539
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	7,826
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	14,400	15,946
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	12,247
	University of Virginia College & University Revenue	2.256%	9/1/50	20,280	19,356
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	36,190
	Washington GO	5.481%	8/1/39	852	1,208
[7]	Wisconsin Appropriations Revenue	5.700%	5/1/26	1,702	1,986
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,815
Total Taxable Municipal Bonds (Cost $1,389,564)					1,797,196
				Shares
Temporary Cash Investments (5.2%)
Money Market Fund (1.7%)
[10]	Vanguard Market Liquidity Fund	0.064%		3,759,065	375,907
			Maturity Date	Face Amount ($000)
Repurchase Agreements (3.5%)
	Bank of America Securities LLC (Dated 7/30/21, Repurchase Value $149,001,000, collateralized by Federal Farm Credit Bank 2.710%–5.250%, 4/21/28–4/6/45, with a value of $151,981,000)	0.050%	8/2/21	149,000	149,000

Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
July 31, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Barclays Capital Inc. (Dated 7/30/21, Repurchase Value $228,501,000, collateralized by U.S. Treasury Bill 0.000%, 9/30/21, and U.S. Treasury Note/Bond 2.875%–3.750%, 11/15/43–5/15/49, with a value of $233,070,000)		0.050%	8/2/21	228,500	228,500
Citigroup Global Markets Inc. (Dated 7/30/21, Repurchase Value $88,000,000, collateralized by U.S. Treasury Note/Bond 1.250%–2.875%, 2/15/45–11/15/50, with a value of $89,760,000)		0.050%	8/2/21	88,000	88,000
RBC Capital Markets LLC (Dated 7/30/21, Repurchase Value $53,700,000, collateralized by Federal National Mortgage Association 2.000%, 5/1/51, and U.S. Treasury Note/Bond 0.125%, 1/31/23, with a value of $54,774,000)		0.050%	8/2/21	53,700	53,700
Wells Fargo & Co. (Dated 7/30/21, Repurchase Value $227,101,000, collateralized by Federal National Mortgage Association 3.000%–6.000%, 6/1/28–2/1/49, with a value of $231,642,000)		0.060%	8/2/21	227,100	227,100
					746,300
Total Temporary Cash Investments (Cost $1,122,192)					1,122,207
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	1,735	1
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	1,150	1
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	2,435	1
					3
Total Options Purchased (Cost $45)					3
Total Investments (99.7%) (Cost $18,420,307)					21,393,647
Other Assets and Liabilities—Net (0.3%)					69,212
Net Assets (100%)					21,462,859
Cost is in $000.
1	Securities with a value of $26,208,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $93,114,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $917,404,000, representing 4.3% of net assets.
4	Face amount denominated in British pounds.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Face amount denominated in euro.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
GSI—Goldman Sachs International.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA392 092021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 22, 2021

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: September 22, 2021

*By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.